As filed with the Securities and Exchange Commission on April 26, 2012
Commission File Nos.  333-108433
811-09933

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 26	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44	[X]

JACKSON NATIONAL SEPARATE ACCOUNT IV
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2012 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable Life Insurance contracts

PERSPECTIVE INVESTOR®

INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
issued by

JACKSON NATIONAL LIFE INSURANCE COMPANY®
through

JACKSON NATIONAL SEPARATE ACCOUNT IV

1 Corporate Way
Lansing, Michigan 48951

Jackson® Service Center
P.O. Box 30314
Lansing, Michigan 48909- 7814
1-800- 873-5654

IMG Service Center
P.O. Box 30314
Lansing, Michigan 48909- 7814
1-800-777-7779

Jackson National Life Insurance Company (the “Company” or “Jackson®”) is offering the individual flexible premium adjustable variable life insurance policies described in this prospectus.  The policies provide insurance coverage on the life of one Insured.  Please read this prospectus carefully before investing and keep it for future reference.

The policies currently offer 83 allocation options, including 82 variable investment options, each of which is an Investment Division of Jackson National Separate Account IV, and our Fixed Account.  Each Investment Division invests exclusively in shares of one of the Underlying Mutual Funds of JNL® Series Trust or JNL Variable Fund LLC.

We do not guarantee a minimum Accumulated Value on amounts allocated to the Investment Divisions and, therefore, the policies do not have a guaranteed minimum Accumulated Value.  The portion of your Accumulated Value in the Separate Account will vary depending on the investment performance of the Underlying Mutual Funds underlying the Investment Divisions to which you allocate your premium.  You bear the entire investment risk on amounts allocated to the Investment Divisions.  The investment policies and risks of each Underlying Mutual Fund are described in the accompanying prospectuses for the JNL® Series Trust and JNL Variable Fund LLC and its Underlying Mutual Funds.  The Accumulated Value will also reflect premiums paid, amounts withdrawn, and cost of insurance and other charges.

Individual flexible premium adjustable variable life insurance policies involve risks, including possible loss of principal.  They are not deposits of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

It may not be advantageous for you to purchase variable life insurance to replace your existing insurance coverage or to purchase additional variable life insurance if you already own a variable life insurance policy.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.  Jackson does not authorize any information or representations regarding the offering described in this prospectus other than as based in this prospectus.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The date of this prospectus is April 30, 2012 .

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TABLE OF CONTENTS

FEE TABLE	1
Transaction Fees	1
Periodic Charges	2
Optional Rider Charges	3
Charges Assessed Against the Underlying Mutual Funds	4
Individual Underlying Mutual Fund Company Annual Expenses	7
SUMMARY	9
Description of the Policy and Policy Benefits	9
Risks of the Policy	12
The Underlying Mutual Funds and Associated Risks	14
PURCHASING A POLICY AND ALLOCATING PREMIUM	15
Applying for a Policy	15
Premiums	15
Planned Premium	16
Premium Limits	16
Guaranteed Minimum Death Benefit	16
Modified Endowment Contracts	17
Allocation of Premium	17
Accumulated Value	18
Accumulation Unit Value	18
Transfer of Accumulated Value	18
Restrictions on Transfers	18
Transfers Authorized by Telephone or the Internet	19
Dollar Cost Averaging	20
Rebalancing	20
THE SEPARATE ACCOUNT	21
The Underlying Mutual Funds	21
Voting Privileges	33
Additions, Deletions, and Substitutions of Securities	34
THE FIXED ACCOUNT	34
POLICY BENEFITS AND RIGHTS	34
Death Benefit	34
Death Benefit Options	35
Changes in Death Benefit Option	36
Changes in Specified Death Benefit	36
Optional Insurance Benefits	37
Policy Loans	41
Surrenders	42
Partial Surrenders	42
Status of Policy at Attained Age 121	44
Termination and Grace Period	45
Reinstatement	45
Right to Examine the Policy	45
Postponement of Payment	46
CHARGES AND DEDUCTIONS	46
Premium Charges	46
Asset Based Risk Charge	46
Monthly Deduction	47
Cost of Insurance Charge	47
Monthly Policy Fee	48
Monthly Administrative Charge	48
Surrender Charge	48
Transfer Charge	50
Illustration Charge	50
Re-Underwriting Charge	50
Rider Charges	50
Additional Policy Charges	50
Underlying Mutual Fund Expenses	50
Special Provisions for Group or Sponsored Arrangements	50
Purpose and Amount of Charges	51
GENERAL POLICY PROVISIONS	51
Statements to Owners	51
Limit on Right to Contest	51
Suicide	51
Misstatement as to Age and Sex	51
Beneficiary	51
Assignment	51
Creditors' Claims	52
Dividends	52
Notice and Elections	52
Modification	52
Conversion	52
FEDERAL TAX CONSIDERATIONS	52
Taxation of Jackson and the Separate Account	52
Jackson Taxation	52
Tax Status of the Policy	53
Diversification Requirements	53
Owner Control	53
Tax Treatment of Life Insurance Death Benefit Proceeds	54
Tax Deferral During Accumulation Period	54
Distributions	54
Policies Which are MECs	54
Policies Which are Not MECs	55
Treatment Beyond Attained Age 121	55
Actions to Ensure Compliance with the Tax Law	55
Federal Income Tax Withholding	55
Tax Advice	55
DESCRIPTION OF JACKSON AND THE SEPARATE ACCOUNT	56
Jackson National Life Insurance Company	56
The Separate Account	56
Safekeeping of the Separate Account's Assets	56
State Regulation of Jackson	56
DISTRIBUTION OF POLICIES	56
LEGAL PROCEEDINGS	58
FINANCIAL STATEMENTS	58
PRIVACY POLICY	58
GLOSSARY OF TERMS	60
APPENDIX A	63
APPENDIX B	65
APPENDIX C	69
WHERE YOU CAN FIND MORE INFORMATION	74

Capitalized terms used in this prospectus are defined where first used or in the Glossary of Terms beginning on page 60 of this prospectus.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.  The first table (and footnotes) describes the fees and expenses that you pay at the time that you buy or surrender the policy or transfer cash value between investment options.

TRANSACTION FEES

Charge	When Charge is Deducted	Amount Deducted 1
Sales Charge	When premium is allocated	6% of each premium in all years 2

Premium Tax Charge	When premium is allocated	2.5% of each premium 3

Federal (DAC) Tax Charge	When premium is allocated	1.5% of each premium

Surrender Charge (per $1,000 of Specified Death Benefit) 4	When you surrender your policy or take a partial surrender, during the first nine Policy Years or nine years after an increase in the Specified Death Benefit

Maximum and Minimum Initial Surrender Charge		Maximum: $56.36 per $1,000 5 Minimum: $2.49 per $1,000

Initial Surrender Charge for a 45 year old Male Preferred Nonsmoker		$15.88 per $1,000

Transfer Charge	Each transfer in excess of 15 in any Policy Year	$25 per transfer

Illustration Charge 6	Each in-force illustration in excess of one in any Policy Year	$25 per illustration

Re-Underwriting Fee 7	If a transaction under your policy requires underwriting approval after the Commencement Date	$25

Partial Surrender Fee	When you make a partial surrender	$25 per partial surrender

Expedited Delivery Charge 8	When you request expedited delivery of surrender, partial surrender or loan proceeds	Current: $20 for wire transfers $10 for overnight delivery $22.50 for Saturday delivery

1	The table shows the maximum guaranteed charges, except as otherwise indicated. See “Charges and Deductions” on page 46 for more information about these charges and our current charges.

2	This is the maximum guaranteed Sales Charge. For information regarding our current charges, see “Premium Charges” on page 46 .

3	We reserve the right to increase or decrease this charge due to any change in tax law or premium taxes we expect to pay.

4
This charge applies to all surrenders and partial surrenders.  The initial amount of the surrender charge generally equals the Specified Death Benefit of your policy multiplied by the applicable rate per thousand dollars of Specified Death Benefit divided by 1000.  The applicable rate depends on the Insured's age, sex and underwriting risk classification.  The surrender charge declines over a nine-year period, in accordance with a table shown in your policy.  For example, the table below shows the nine-year surrender charge schedule for a 45-year-old Male Preferred Nonsmoker.

Policy Year	Surrender Charge per $1,000
1	$15.88
2	$14.12
3	$12.35
4	$10.59
5	$ 8.82
6	$ 7.06
7	$ 5.29
8	$ 3.53
9	$ 1.76
10+	$0

Any surrender or partial surrender within nine years after you increase your Specified Death Benefit also will be subject to a separate surrender charge schedule as if the increase had been issued as a new policy.  The surrender charge on partial surrenders generally is approximately proportionate to the reduction in Accumulated Value resulting from partial surrender.  For more information, see “Surrender Charge” at page 48 below.

The surrender charge shown in the table above may not be representative of the charge you would pay.  For more information about the surrender charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus, or contact your sales representative.

5	This is the maximum guaranteed Initial Surrender Charge. For information regarding our current charges see “Surrender Charge” on page 48 .

6	This charge is not deducted from your Accumulated Value, but must be paid separately by you with each request for an in-force illustration in excess of one per Policy Year.

7
For example, you will be subject to this charge if you request an increase in the Specified Death Benefit, which would require you to provide us with satisfactory evidence of insurability.  See “Changes in Specified Death Benefit” on page 36 .

8
This charge reflects the expenses we expect to incur for providing expedited delivery of surrender, partial surrender or loan proceeds.  We may increase this charge upon prior notice to you to reflect any increase in the expenses we expect to incur for providing this service.

The second table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the Underlying Mutual Fund fees and expenses.

PERIODIC CHARGES

Charge	When Charge is Deducted	Amount Deducted 9

Cost of Insurance Charge (per $1,000 Net Amount at Risk) 10	Monthly

Maximum and Minimum COI Charge:		Maximum: $83.33 per $1,000 Minimum: $0.015 per $1,000 ($0.06 per $1,000 for policies applied for before October 6, 2008)

COI Charge for a 45 year old Male Preferred Nonsmoker		$0.1944 per $1,000 ($0.38 per $1,000 for policies applied for before October 6, 2008)

Policy Fee	Monthly	$15 per month for Policy Years 1-3 $7.50 per month thereafter

Administrative Charge	Monthly
$0.07 per month per $1,000 of initial Specified Death Benefit (or increase in Specified Death Benefit) for 10 years from the date of issue or increase, as applicable;
$0.01 per month per $1,000 of initial Specified Death Benefit (or increase in Specified Death Benefit) thereafter

Asset Based Risk Charge 11	Daily	1.00% (on an annual basis) in all years

Policy Loan Interest Rate 12	Annually (accrues daily)	4%

Tax Charge 13	Daily	Currently: None

9	The table shows the maximum guaranteed charges, except as otherwise indicated. See “Charges and Deductions” on page 46 for more information about these charges and our current charges.

10
The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force.  We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rates than the guaranteed rates shown in your policy.  Our current cost of insurance charges also vary depending on the Specified Death Benefit of the Policy.  We calculate a separate cost of insurance charge for any increase in the Specified Death Benefit based on the Insured's circumstances at the time of the increase (including age and underwriting risk classification).  For more information about the calculation of the cost of insurance charges, see “Cost of Insurance Charge” on page 47 .

See “Cost of Insurance Charge” on page 47 for a description of how the Net Amount at Risk is determined.

The cost of insurance charge shown in the table above may not be representative of the charge you would pay.  For more information about the cost of insurance charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus or contact your sales representative.

11
This is the maximum guaranteed Asset Based Risk Charge.  For information regarding our current charges, see “Asset Based Risk Charge” on page 46 .  Policies applied for before October 6, 2008 referred to this charge as the mortality and expense risk charge.

12
A loan against your policy accrues interest daily at an annual simple interest rate of 4% during your first through fifth Policy Years (first through tenth Policy Years for policies applied for before October 6, 2008) and no greater than 3.25% thereafter.  To secure a loan’s repayment, we automatically transfer a corresponding amount of Accumulated Value to the Loan Account.  On the Loan Account balance, we will credit interest that compounds daily at an annual effective interest rate of 3%.  (At the same time, however, you forgo the performance of the Investment Divisions and the amount of interest we credit to the Fixed Account while your loan remains outstanding.)

13
We currently do not deduct a separate charge against the Separate Account for income taxes.  In the future, however, we may impose such a charge if, in our sole discretion, we determine that we will incur a tax from the operation of the Separate Account.

Currently, we are offering the following optional riders.  The charges for the rider you select are deducted monthly from your Accumulated Value as part of the Monthly Deduction.  You may not be eligible for all optional Riders shown below.  The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 37 .

OPTIONAL RIDER CHARGES

Optional Benefit	When Charge is Deducted	Amount Deducted 14
Accelerated Living Benefit Rider 15	No Charge	None

Terminal Illness Benefit Rider 15	No Charge	None

Overloan Protection Benefit Rider 15	No Charge	None

Guaranteed Death Benefit Rider (Not available to policies applied for prior to October 6, 2008) 15	No Charge	None

Scheduled Term Insurance Rider (Available only to policies applied for prior to October 6, 2008) 16 Maximum and Minimum Cost of Insurance Charge (per $1,000 of Rider Death Benefit Coverage) 17	Monthly	Maximum: $83.33 per $1,000 Minimum: $0.07 per $1,000

Cost of Insurance Charge for a 45 year old Male Preferred Nonsmoker 17		$0.48 per $1,000

Monthly Administrative Charge	Monthly
$0.07 per $1,000 of the excess of the Target Death Benefit over the Specified Death Benefit for years 1-10;

$0.01 per $1,000 of the excess of the Target Death Benefit over the Specified Death Benefit thereafter

Waiver of Monthly Deductions	Monthly	Maximum: $36.00 per $100 of Monthly Deduction Minimum: $3.00 per $100 of Monthly Deduction

Waiver of Specified Premium	Monthly	Maximum: $0.11 per $1 of Monthly Specified Premium Minimum: $0.03 per $1 of Monthly Specified Premium

Guaranteed Minimum Death Benefit (Available only to policies applied for prior to October 6, 2008)	Monthly	$0.005 per $1,000 of the Specified Death Benefit

Other Insured Term Insurance Rider Maximum and Minimum Cost of Insurance Charge (per $1,000 of Rider Coverage) 17	Monthly	Maximum: $83.33 per $1,000 Minimum: $0.015 per $1,000 ($0.06 per $1,000 for policies applied for before October 6, 2008)
Cost of Insurance Charge for a 45 year old Male Preferred Nonsmoker17		$0.1944 per $1,000 ($0.38 per $1,000 for policies applied for before October 6, 2008)

Monthly Administrative Charge	Monthly	$0.07 per $1,000 of Death Benefit (charged only in year 1)

Protector Term Insurance Rider (No longer offered as of November 3, 2008) Maximum and Minimum Cost of Insurance Charge (per $1,000 of Rider Coverage) 17	Monthly	Maximum: $71.86 per $1,000 Minimum: $0.04 per $1,000
Cost of Insurance Charge for a 45 year old Male Preferred Nonsmoker (30 year term) 17		$0.31 per $1,000

Child Insurance Rider	Monthly	$2.08 per $5,000 of coverage ($25 on an annual basis)

14	The table shows the maximum guaranteed charges, except as otherwise indicated. See “Charges and Deductions” on page 46 for more information about these charges and our current charges.

15	There is no additional cost for these riders, which are added automatically to all eligible policies (in states where available).

16	The death benefit coverage under this rider equals the Total Death Benefit minus the Base Death Benefit, but not less than zero.

17
The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force.  We determine the current cost of insurance rates, but we guarantee that we will never charge you higher cost of insurance rates than the guaranteed rates shown in your policy.  Our current cost of insurance charges also vary depending on the rider death benefit.

The cost of insurance charge shown in the table above may not be representative of the charge you would pay.  For more information about the cost of insurance charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus or contact your sales representative.

The following table describes Underlying Mutual Fund fees and expenses that you will pay periodically during the time that you own the policy.  The table shows the minimum and maximum fees and expenses charged by any of the Underlying Mutual Funds.  More detail concerning each Underlying Mutual Fund's fees and expenses is contained in the prospectus for each Underlying Mutual Fund.

CHARGES ASSESSED
AGAINST THE UNDERLYING MUTUAL FUNDS

	Maximum	Minimum
Total Annual Underlying Mutual Fund Operating Expenses 18 (expenses that are deducted from Underlying Mutual Fund assets, including management and administrative fees, 12b-1 service fees and other expenses)	2. 10%	0.37%

18
The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2011 for the Underlying Mutual Funds in which the Separate Account invests.

The Underlying Mutual Funds' expenses are assessed at the Underlying Mutual Fund level and are not direct charges against the Investment Division or the Accumulated Value.  These expenses are taken into account in computing each Underlying Mutual Fund's per share net asset value, which in turn is used to compute the corresponding Investment Division's Accumulated Value.

Each Investment Division purchases shares of the corresponding Underlying Mutual Fund at net asset value.  The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Underlying Mutual Fund.  The advisory fees and other expenses are not fixed or specified under the terms of the policy and they may vary from year to year.  Each Investment Division invests in Class B shares of the Underlying Mutual Fund.  For each Investment Division, the fees and expenses of the Underlying Mutual Fund shown in this prospectus reflect the fees and expenses of the class of shares in which the Investment Division invests.

The figures in the following table show expense ratios for the individual Underlying Mutual Funds for the year ended December 31, 201 1 , except where otherwise noted.

Individual Underlying Mutual Fund Company Annual Expenses (as a percentage of average net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Underlying Mutual Fund Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Underlying Mutual Fund Expenses
JNL/American Funds ® Blue Chip Income and Growth	1.26% A	0.00% A	0.01% A	0.00%	1.27% A	0.45% B	0.82% A,B
JNL/American Funds Global Bond	1.38% A	0.00% A	0.03% A	0.00%	1.41% A	0.55% B	0.86% A,B
JNL/American Funds Global Small Capitalization	1.60% A	0.00% A	0.04% A	0.00%	1.64% A	0.60% B	1.04% A,B
JNL/American Funds Growth-Income	1.12% A	0.00% A	0.01% A	0.00%	1.13% A	0.40% B	0.73% A,B
JNL/American Funds International	1.49% A	0.00% A	0.04% A	0.00%	1.53% A	0.55% B	0.98% A,B
JNL/American Funds New World	1.93% A	0.00% A	0.05% A	0.00%	1.98% A	0.80% B	1.18% A,B
JNL/DFA U.S. Core Equity	0.72%	0.00%	0.01%	0.02%	0.75%	0.12% C	0.63%
JNL/T. Rowe Price Value	0.73%	0.00%	0.00%	0.00%	0.73%	0.01% C	0.72%
JNL/WMC Money Market	0.37%	0.00%	0.00%	0.00%	0.37%	0.14% D	0.23% D

Individual Underlying Mutual Fund Company Annual Expenses (as a percentage of average net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12 b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/BlackRock Commodity Securities	0.78%	0.00%	0.00%	0.03%	0.81%
JNL/BlackRock Global Allocation	0.90%	0.00%	0.01%	0.01%	0.92%
JNL/Brookfield Global Infrastructure	0.95%	0.00%	0.03%	0.02%	1.00%
JNL/Capital Guardian Global Balanced	0.80%	0.00%	0.01%	0.01%	0.82%
JNL/Capital Guardian Global Diversified Research	0.87%	0.00%	0.01%	0.00%	0.88%
JNL/Eagle SmallCap Equity	0.79%	0.00%	0.00%	0.00%	0.79%
JNL/Franklin Templeton Global Growth	0.86%	0.00%	0.00%	0.01%	0.87%
JNL/Franklin Templeton Global Multisector Bond	0.90%	0.00%	0.02%	0.02%	0.94%
JNL/Franklin Templeton Income	0.74%	0.00%	0.01%	0.01%	0.76%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.00%	0.01%	0.01%	1.12%
JNL/Franklin Templeton Mutual Shares	0.84%	0.00%	0.02%	0.02%	0.88%
JNL/Franklin Templeton Small Cap Value	0.91%	0.00%	0.01%	0.01%	0.93%
JNL/Goldman Sachs Emerging Markets Debt	0.86%	0.00%	0.01%	0.03%	0.90%
JNL/Goldman Sachs Core Plus Bond	0.67%	0.00%	0.01%	0.04%	0.72%
JNL/Goldman Sachs Mid Cap Value	0.81%	0.00%	0.00%	0.01%	0.82%
JNL/Goldman Sachs U.S. Equity Flex	0.95%	0.00%	0.88%	0.00%	1.83%
JNL/Invesco Global Real Estate	0.85%	0.00%	0.01%	0.00%	0.86%
JNL/Invesco International Growth	0.80%	0.00%	0.01%	0.01%	0.82%
JNL/Invesco Large Cap Growth	0.76%	0.00%	0.00%	0.01%	0.77%
JNL/Invesco Small Cap Growth	0.95%	0.00%	0.00%	0.01%	0.96%
JNL/Ivy Asset Strategy	1.02%	0.00%	0.00%	0.01%	1.03%
JNL/JPMorgan International Value	0.80%	0.00%	0.01%	0.00%	0.81%
JNL/JPMorgan MidCap Growth	0.79%	0.00%	0.00%	0.01%	0.80%
JNL/JPMorgan U.S. Government & Quality Bond	0.49%	0.00%	0.01%	0.01%	0.51%
JNL/Lazard Emerging Markets	1.02%	0.00%	0.00%	0.01%	1.03%
JNL/Lazard Mid Cap Equity	0.81%	0.00%	0.01%	0.01%	0.83%
JNL/M&G Global Basics	1.00%	0.00%	0.01%	0.01%	1.02%
JNL/M&G Global Leaders	1.00%	0.00%	0.03%	0.00%	1.03%
JNL/Mellon Capital Management Emerging Markets Index	0.55%	0.00%	0.09%	0.02%	0.66%
JNL/Mellon Capital Management European 30	0.57%	0.00%	0.01%	0.00%	0.58%
JNL/Mellon Capital Management Global Alpha	1.15%	0.00%	0.00%	0.01%	1.16%
JNL/Mellon Capital Management Pacific Rim 30	0.56%	0.00%	0.01%	0.00%	0.57%
JNL/Mellon Capital Management S&P 500 Index	0.35%	0.00%	0.02%	0.00%	0.37%
JNL/Mellon Capital Management S&P 400 MidCap Index	0.37%	0.00%	0.02%	0.00%	0.39%
JNL/Mellon Capital Management Small Cap Index	0.37%	0.00%	0.02%	0.00%	0.39%
JNL/Mellon Capital Management International Index	0.42%	0.00%	0.03%	0.00%	0.45%
JNL/Mellon Capital Management Bond Index	0.36%	0.00%	0.01%	0.00%	0.37%
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index	0.48%	0.00%	0.03%	0.00%	0.51%
JNL/Morgan Stanley Mid Cap Growth	0.90%	0.00%	0.01%	0.00%	0.91%
JNL/Neuberger Berman Strategic Income	0.75%	0.00%	0.01%	0.00%	0.76%
JNL/Oppenheimer Global Growth	0.81%	0.00%	0.00%	0.00%	0.81%
JNL/Eastspring Investments Asia ex-Japan	1.05%	0.00%	0.03%	0.00%	1.08%
JNL/Eastspring Investments China-India	1.10%	0.00%	0.01%	0.00%	1.11%
JNL/PIMCO Real Return	0.59%	0.00%	0.02%	0.00%	0.61%
JNL/PIMCO Total Return Bond	0.60%	0.00%	0.00%	0.00%	0.60%
JNL/PPM America High Yield Bond	0.54%	0.00%	0.01%	0.01%	0.56%
JNL/PPM America Mid Cap Value	0.85%	0.00%	0.01%	0.00%	0.86%
JNL/PPM America Small Cap Value	0.85%	0.00%	0.01%	0.00%	0.86%
JNL/PPM America Value Equity	0.65%	0.00%	0.01%	0.00%	0.66%
JNL/Red Rocks Listed Private Equity	0.96%	0.00%	0.01%	1.13%	2.10%
JNL/T. Rowe Price Established Growth	0.67%	0.00%	0.00%	0.00%	0.67%
JNL/T. Rowe Price Mid-Cap Growth	0.80%	0.00%	0.01%	0.00%	0.81%
JNL/T. Rowe Price Short-Term Bond	0.51%	0.00%	0.01%	0.02%	0.54%
JNL/UBS Large Cap Select Growth	0.75%	0.00%	0.01%	0.01%	0.77%
JNL/WMC Balanced	0.54%	0.00%	0.00%	0.02%	0.56%
JNL/WMC Value	0.58%	0.00%	0.01%	0.00%	0.59%
JNL/S&P Competitive Advantage	0.50%	0.00%	0.00%	0.00%	0.50%
JNL/S&P Dividend Income & Growth	0.49%	0.00%	0.00%	0.00%	0.49%
JNL/S&P Intrinsic Value	0.50%	0.00%	0.00%	0.00%	0.50%
JNL/S&P Total Yield	0.50%	0.00%	0.00%	0.00%	0.50%
JNL/Mellon Capital Management Nasdaq ® 25	0.45%	0.00%	0.04%	0.00%	0.49%
JNL/Mellon Capital Management Value Line ® 30	0.43%	0.00%	0.11%	0.00%	0.54%
JNL/Mellon Capital Management Dow SM Dividend	0.45%	0.00%	0.02%	0.00%	0.47%
JNL/Mellon Capital Management S&P ® 24	0.44%	0.00%	0.01%	0.00%	0.45%
JNL/Mellon Capital Management 25	0.44%	0.00%	0.00%	0.00%	0.44%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.00%	0.00%	0.00%	0.45%
JNL/Mellon Capital Management JNL 5	0.42%	0.00%	0.02%	0.00%	0.44%
JNL/Mellon Capital Management VIP	0.45%	0.00%	0.03%	0.00%	0.48%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.00%	0.04%	0.00%	0.48%
JNL/Mellon Capital Management S&P ® SMid 60	0.44%	0.00%	0.01%	0.00%	0.45%
JNL/Mellon Capital Management NYSE ® International 25	0.52%	0.00%	0.05%	0.00%	0.57%
JNL/Mellon Capital Management Communications Sector	0.48%	0.00%	0.03%	0.00%	0.51%
JNL/Mellon Capital Management Consumer Brands Sector	0.48%	0.00%	0.02%	0.00%	0.50%
JNL/Mellon Capital Management Financial Sector	0.46%	0.00%	0.02%	0.00%	0.48%
JNL/Mellon Capital Management Healthcare Sector	0.45%	0.00%	0.03%	0.00%	0.48%
JNL/Mellon Capital Management Oil & Gas Sector	0.43%	0.00%	0.03%	0.00%	0.46%
JNL/Mellon Capital Management Technology Sector	0.44%	0.00%	0.03%	0.00%	0.47%

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.41%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.42%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.28%.

JNL/American Funds International Fund: Management Fee: 0.49%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.53%.

JNL/American Funds New World Fund: Management Fee: 0.73%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.78%.

B
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services.  This fee waiver will generally continue as long as the Fund is part of a master-feeder fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.  This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Summary

Description of the Policy and Policy Benefits

1.   What is an Individual Flexible Premium Adjustable Variable Life Insurance Policy?

Your policy is designed to be flexible to meet your specific life insurance needs.  Your policy has a Death Benefit, Accumulated Value and other features of life insurance providing fixed benefits.  Your policy is a “flexible premium” policy because you have a great amount of flexibility in determining when and how much premium you want to pay.  Your policy is a “variable” policy because the Accumulated Value varies according to the investment performance of the Investment Divisions to which you have allocated your premiums.  The policy provides you with an opportunity to take advantage of any increase in your Accumulated Value but you also bear the risk of any decrease.

2.   What are the Premiums for this Policy?

You have considerable flexibility as to the timing and amount of your premiums.  You must pay an initial premium to place the policy in force.  Thereafter, you may pay additional premiums when and in such amounts as you choose, subject to certain restrictions.  However, your policy may lapse and terminate without value if you do not pay sufficient premiums to keep the policy in force. The minimum initial premium generally is equal to 3 times the monthly Minimum Premium specified in your policy.  The monthly Minimum Premium is based on your policy's Specified Death Benefit and the Insured's age, sex and underwriting risk classification.  See “Purchasing a Policy and Allocating Premium” on page 15 for further details concerning the Minimum Premium.

Premiums may be paid at any time.  You may pay any level of premium, subject to certain limits.  However, during the first five years, paying the monthly Minimum Premium may help keep your policy in force.  See “Can my Policy Lapse?” on page 13 .  (However, for policies applied for before October 6, 2008, this period is three years, rather than five.)

In addition, to take advantage of the Guaranteed Death Benefit Rider that we automatically add to all new policies that qualify for it, you must pay at least the cumulative Qualifying Monthly Premium Amount due.  This premium amount is shown on the policy data page.  It varies by Specified Death Benefit, the policy’s Death Benefit option, the Insured’s age, sex and underwriting risk class.  (The Guaranteed Death Benefit Rider is not available on policies applied for before October 6, 2008, although a similar benefit - the Guaranteed Minimum Death Benefit Rider - is applicable to some of those older policies.  To take advantage of that feature, if you elected it, you must pay at least the Required Monthly Premium Amount due.)

We will not accept any premium that would increase our Net Amount at Risk under your policy, unless you provide us with evidence of insurability satisfactory to us.  In addition, we will not accept any premium that would cause your policy to lose its status as a life insurance contract under the Internal Revenue Code of 1986, as amended (the “Code”), unless you also request an increase in the Specified Death Benefit that we approve.  We also will not accept any premium that would cause your policy to be deemed a “modified endowment contract” under the Code, without your written consent or acknowledgement.

3.   What is the Guaranteed Death Benefit Rider?

Under this rider, we agree to keep the policy (excluding certain riders) in force for the duration of the rider, regardless of the investment performance of the Investment Divisions, as long as your total premiums paid, less Debt and less partial surrenders, are greater than or equal to the cumulative Qualifying Monthly Premium Amount.  (This rider will in no event remain in force beyond the 20th Policy Year or the Insured’s Attained Age 65, whichever is later.) We automatically add this rider at issue to all eligible policies in states where permitted. However, this rider is available only with Death Benefit Options A and B.  For more information about this benefit, see “Guaranteed Death Benefit Rider” on page 38 .  (Although the Guaranteed Death Benefit Rider is not available under policies applied for before October 6, 2008, a similar benefit - the Guaranteed Minimum Death Benefit Rider - is applicable to certain of those older policies. For more information about that benefit, see “Guaranteed Minimum Death Benefit” on page 16 .)

4.   How is my Accumulated Value Determined?

Your Accumulated Value is the sum of the values of your interests in the Investment Divisions of the Separate Account, plus the values in the Fixed Account and Loan Account.  Your Accumulated Value depends on the investment performance of the Investment Divisions and the amount of interest we credit to the Fixed Account and Loan Account, as well as the Net Premiums paid, partial surrenders, and charges assessed.  We have summarized the charges imposed under the policy in “Fee Table” and described them in more detail in “Charges and Deductions” on page 46 .  We do not guarantee a minimum Accumulated Value on amounts allocated to the Separate Account.  For more information about your Accumulated Value, see “Accumulated Value” on page 18 .

5.   What are the Investment Choices for this Policy?

The policy currently offers 72 investment options, each of which is an Investment Division.  Each Investment Division invests in a single Underlying Mutual Fund.  See “The Underlying Mutual Funds” on page 21 for a listing of the available Investment Divisions.  We also offer a Fixed Account option.  See “The Fixed Account” on page 34 for more information.  You may transfer amounts among your investment choices, subject to certain restrictions.  See “Risks of the Policy” on page 12 and “Transfer of Accumulated Value” on page 18 .

6.   How are my Premiums Allocated?

Before your premiums are allocated to the Accumulated Value, we deduct a Sales Charge, a Premium Tax Charge, and a Federal (DAC) Tax Charge (collectively “Premium Charges”).  For more detail, see the Fee Table on page 1 and “Charges and Deductions” on page 46 .  The amount remaining after the deduction of the Premium Charges is called the Net Premium.

When you apply for the policy, you specify in your application how to allocate your Net Premiums.  You may change your allocation instructions at any time by writing to us at the address on the first page of this prospectus.

We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date.  Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date.  The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy.  Thus, for example, if the Right to Examine Period is 10 days, the Allocation Date is generally 15 days after the Commencement Date.  See “Right to Examine the Policy” on page 45 for more information about the Right to Examine Period.  For amounts allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate on amounts designated for the Fixed Account than on amounts designated for the Investment Divisions.  We do not credit any interest or earnings on premiums we receive before the Commencement Date.

After the Allocation Date, we generally allocate your Net Premiums to the Investment Divisions and the Fixed Account as of the date we receive your premiums at our Service Center.  However, we reserve the right to delay the allocation of any Net Premium that requires underwriting.  We allocate any subsequent Net Premium to the allocation options most recently elected by you and on file with us.  See “Allocation of Premium” on page 17 for more information about how your premiums are allocated.

7.   May I Transfer Accumulated Value Among the Investment Divisions and the Fixed Account?

You may transfer Accumulated Value among Investment Divisions and to the Fixed Account at any time, subject to certain restrictions.  To make a transfer, you may write to us or call us at the phone number shown on the front page, if you have provided telephone transfer authorization.  Only one transfer from the Fixed Account during any Policy Year is permitted, and the amount you may transfer is limited.

In addition, you may use our automatic dollar cost averaging and rebalancing programs.  For additional information, please see “Dollar Cost Averaging” on page 20 and “Rebalancing” on page 20 .

Each transfer in excess of 15 in a Policy Year will incur a charge of $25.  Allocation Date transfers and transfers due to dollar cost averaging or rebalancing programs will not incur a $25 charge or count toward the 15 transfers per Policy Year.

8.   What are the Death Benefit Options?

We will pay the Death Benefit Proceeds to the beneficiary upon the death of the Insured.  The policy provides for three Death Benefit options.  Under Option A, the Death Benefit is equal to the greater of the Specified Death Benefit and the Minimum Death Benefit.  Under Option B, the Death Benefit equals the greater of the Specified Death Benefit plus the Accumulated Value, and the Minimum Death Benefit.  Under Option C, the Death Benefit equals the greater of (a) the Specified Death Benefit plus the greater of (i) the cumulative amount of all premiums paid minus total partial surrenders and (ii) zero and (b) the Minimum Death Benefit.

Policies applied for from October 6, 2008 through November 2, 2008 may have elected an optional Protector Term Insurance Rider that provides additional coverage on the policy’s Insured.  The costs and terms of the coverage under this rider are significantly different than the coverage that is provided under the base policy.   If your policy has such a rider, please refer to “Protector Term Insurance Rider” on page 41 for further information.

Policies applied for prior to October 6, 2008 may have elected an optional benefit (the Scheduled Term Insurance Rider) that significantly modifies the amount of the Death Benefit.  If your policy has such a rider, please refer to “Scheduled Term Insurance Rider” on page 39 for further information.

You must choose one of the Death Benefit options when you apply for a policy.  You may change your policy's Death Benefit option while the Insured is alive, subject to our approval and certain restrictions.  We reserve the right to limit or refuse changes to the Death Benefit options.  For additional information, please see “Death Benefit Options” on page 35 .

9.   How is the Death Benefit Paid?

If the Insured dies while the policy is in force, we pay the Death Benefit Proceeds to your beneficiary.  The Death Benefit Proceeds equal the Death Benefit (based on the Death Benefit option then in effect), plus any additional rider benefits payable upon the Insured's death, less any amounts you owe us (including any outstanding Debt and unpaid policy charges).  We determine the amount of the Death Benefit Proceeds as of the end of the Valuation Period during which we receive due proof of death.  We usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.  Until due proof of death is received, any amount in the Separate Account will be subject to investment risk.  For additional information, please see “Death Benefit” on page 34 .

10.   Can I Increase or Decrease my Policy's Specified Death Benefit?

Yes, you have considerable flexibility to increase or decrease your policy's Specified Death Benefit.  You may request an increase after the first Policy Year and/or a decrease after the seventh Policy Year (third Policy Year if you applied for your policy before October 6, 2008) by writing to us.  You are permitted only one change per Policy Year.  Your requested increase or decrease must be at least $10,000.  If you request an increase, you must provide evidence of insurability satisfactory to us.  An increase in the Specified Death Benefit increases the charges deducted from your Accumulated Value and surrender charge.  You may not decrease the Specified Death Benefit of your policy below the minimum Specified Death Benefit shown in your policy.  The minimum is $100,000 for all policies.  We reserve the right to limit or refuse changes in the Specified Death Benefit.  Some examples of the bases on which a requested change could be refused are: (i) the results of underwriting on a request for an increase indicate that the insured is no longer insurable, (ii) the change would cause the policy to violate Section 7702 of the Code, (iii) the policy owner is currently on claim for the Waiver of Monthly Deductions rider, (iv) a decrease would reduce the Specified Death Benefit below the $100,000 minimum, or (v) increases are not contractually allowed in the first year and decreases are not contractually allowed in the first seven years (three years if you applied for your policy before October 6, 2008).  For more detail, see “Changes in Specified Death Benefit” on page 36 .  In addition, modifying your policy's Specified Death Benefit might have tax ramifications.  For additional information, please see “Federal Tax Considerations” on page 52 .

11.   Do I have Access to the Value of my Policy?

Yes.  You may surrender your policy at any time for the Cash Surrender Value.  If you request a full surrender between the expiration of the Right to Examine Period and the Allocation Date, we will refund the premium less any partial surrenders or policy loans, if that amount is greater than the Cash Surrender Value.

We currently permit you to take up to twelve partial surrenders per Policy Year (six partial surrenders per Policy Year in Maryland), after the first Policy Year.  The total partial surrender amount deducted from your Accumulated Value will consist of the amount payable to you, a flat fee not to exceed $25 and any applicable surrender charge and taxes.  The total partial surrender amount must be at least $500.  Other restrictions may apply.  For more information, see “What are the Limitations on Partial Surrender?” on page 13 and “Partial Surrenders” on page 42 .  A full or partial surrender may have tax consequences.  For more information, see “Federal Tax Considerations” beginning on page 52 .

12.   May I Take out a Policy Loan?

Yes, you may borrow money from us using the policy as the only security for your loan, subject to limitations.  To secure a loan's repayment, we automatically transfer a corresponding amount of Accumulated Value to the Loan Account.  Day 1 Loans are also available.  For more information, see “Policy Loans” on page 41 .  Policy loans may have tax consequences if your policy is deemed to be a “modified endowment contract” for federal income tax purposes.  For more information, see “Modified Endowment Contracts” on page 17 .

13.   Can I Cancel my Policy?

In most states, you may cancel your policy by returning it to us within ten days after you receive it.  The Right to Examine Period may be longer (i) in some states, (ii) if you acquire your policy as a replacement for another insurance policy, or (iii) if you are a senior citizen.  If you return your policy during the Right to Examine Period, the policy terminates and we will refund your premium, less any partial surrender and any policy loans.  In some states, however, we will return the Accumulated Value plus fees and charges.  For more information, see “Right to Examine the Policy,” on page 45 .  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the right to examine the policy period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  If the policy’s Cash Surrender Value is higher than the amount otherwise described in this paragraph as being payable upon return of the policy pursuant to the right to examine, we will pay that higher amount instead.

Risks of the Policy

1.   Is my Accumulated Value Guaranteed?

Your Accumulated Value is not guaranteed.  However, the payment of the Death Benefit may be guaranteed under the Guaranteed Death Benefit Rider (or, for policies applied for before October 6, 2008, the Guaranteed Minimum Death Benefit Rider), assuming that you meet certain conditions.  The value of your policy fluctuates with the performance of the allocation options you choose.  Your allocation options may not perform to your expectations.  Your Accumulated Values in the Investment Divisions may rise or fall depending on the performance of the Underlying Mutual Funds in which the Investment Divisions invest and the charges under your policy.  For more detail, please see “The Underlying Mutual Funds and Associated Risks” on page 14 and “The Separate Account” on page 21 .  In addition, a guarantee with respect to interest rate applies only to the Fixed Account allocation option.

2.   Is this Policy Suitable for Short-Term Savings?

The policy is designed for long term financial planning.  Although the surrender charge decreases over time, while it is in effect it may be a substantial portion of or even exceed your Policy's Value.  Accordingly, you should not purchase the policy if you may need to access the Accumulated Value within a short time.  Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.

3.   Can my Policy Lapse?

Your policy could lapse and terminate without value if your policy's Cash Surrender Value becomes too low to support the policy's monthly charges, unless: (a) during the first five Policy Years, you have paid the cumulative Minimum Premiums and your policy's Net Accumulated Value is greater than zero; or (b) the Guaranteed Death Benefit Rider is in effect.  (Please note, however, that, for policies applied for before October 6, 2008, the relevant period is three years, rather than five years, and the Guaranteed Minimum Death Benefit Rider would be the potentially applicable feature, rather than the Guaranteed Death Benefit Rider.)

If your Accumulated Value is too low to keep your policy in force you will have at least a 61-day Grace Period to pay additional amounts to prevent your policy from terminating.  We will notify you in writing.  See “Termination and Grace Period” on page 45 .  If you have any outstanding Debt when your policy lapses, you may have taxable income as a result.  See “Federal Tax Considerations” on page 52 .  Poor investment performance may cause your policy to lapse.  Policy loans or partial surrenders also increase the risk that your policy may lapse because they have the effect of reducing your policy's Cash Surrender Value.

4.   Are There Risks Involved with Specialized Uses of the Policy?

Because the policy provides for an Accumulated Value as well as a Death Benefit, you may wish to use it for various individual and business planning purposes.  Purchasing the policy in part for such purposes may involve certain risks.  For example, if the investment performance of the Investment Divisions is poorer than expected or if sufficient premiums are not paid, the policy may lapse or may not accumulate sufficient Accumulated Value to fund the purpose for which you purchased the policy.  Partial surrenders and policy loans may significantly affect current and future Accumulated Value, Cash Surrender Values or Death Benefit Proceeds.  The policy is designed to provide benefits on a long-term basis.  Before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.  In addition, using a policy for a specialized purpose may have tax consequences.  See “Federal Tax Considerations” on page 52 .

5.   What are the Limitations on Partial Surrender?

You may not take a partial surrender in the first Policy Year.  After the first Policy Year, you may take no more than twelve partial surrenders per Policy Year (six partial surrenders per Policy Year in Maryland).  We reserve the right to increase or decrease the number of partial surrenders you may take in a Policy Year.  The minimum total partial surrender amount is $500, including a partial surrender fee not to exceed $25 and any applicable surrender charge or taxes.  The surrender charge on a partial surrender is approximately proportional to the resulting decrease in the Accumulated Value.  A partial surrender will reduce your Cash Surrender Value and may reduce your Specified Death Benefit.  A partial surrender also will terminate the Guaranteed Minimum Death Benefit feature, if you have chosen that optional rider.  We will not permit a partial surrender that would reduce the Cash Surrender Value to an amount less than or equal to the amount needed for the next three Monthly Deductions or if it would reduce the Specified Death Benefit below the minimum Specified Death Benefit shown in your policy.  If your partial surrender request would reduce your Cash Surrender Value below that limit, we will either reject the request or allow you to surrender your policy, thereby ending your coverage.  Please note that partial surrenders reduce your policy's Death Benefit.  See “Partial Surrenders” on page 42 .  In addition, partial surrenders may have tax consequences.  See “Federal Tax Considerations” on page 52 .

6.   What are the Limitations on Transfer?

Each transfer in excess of 15 in a Policy Year will incur a transfer charge of $25, excluding Allocation Date transfers and transfers due to dollar cost averaging or rebalancing programs.  We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.  We reserve the right to further limit transfers in any Policy Year, or to refuse any transfer request for an Owner or certain Owners.  For example, we reserve the right to limit excessive trading and transfers that would disadvantage Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Underlying Mutual Fund.  See “Transfer of Accumulated Value” on page 18 .

7.   What are the Limitations or Charges on Surrender of the Policy?

You may surrender your policy at any time.  We deduct a surrender charge from the surrender proceeds.  The surrender charge is calculated as described in “Surrender Charge” on page 48 .  While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Accumulated Value.  We also deduct any outstanding Debt.  In addition, the surrender of your policy may have tax consequences.  See “Federal Tax Considerations” on page 52 .

8.   What are the Risks of Taking a Policy Loan?

Taking a loan from your policy may increase the risk that your policy will lapse.  The loan will have a permanent effect on your Accumulated Value and will reduce the Death Benefit Proceeds.  In addition, if your policy is a modified endowment contract for federal income tax purposes, taking a policy loan may have tax consequences.  See “Policies Which are MECs” on page 54 .

9.   What are the Tax Consequences of Buying this Policy?

Your policy is structured to meet the definition of a life insurance contract under the Code.  We may need to limit the amount of premiums you pay under the policy to ensure that your policy continues to meet that definition.  We will not accept any premium that would cause your policy not to qualify as a life insurance contract under the Code.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy.  In addition, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn.  Generally, you are taxed on surrender proceeds and the proceeds of any partial surrenders only if those amounts, when added to all previous distributions, exceed the total premiums paid.  Amounts received upon surrender or partial surrender in excess of premiums paid are treated as ordinary income.  The benefits under a policy may also be subject to taxes other than income taxes, including estate taxes.

Special rules govern the tax treatment of life insurance policies that meet the federal definition of a “modified endowment contract.”  Depending on the amount and timing of your premiums, your policy may meet that definition.  Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.  Partial surrenders and policy loans, however, are treated differently.  Amounts withdrawn and policy loans are treated first as income, to the extent of any gain in the policy, and then as a return of premium.  The income portion of the distribution is includable in your taxable income.  In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2.  For more information on the tax treatment of the policy, see “Federal Tax Considerations” on page 52 .

The Underlying Mutual Funds and Associated Risks

1.   What is an Underlying Mutual Fund?

Each of the Investment Divisions invests in shares of one of the Underlying Mutual Funds.  Each Underlying Mutual Fund is a separate investment series of an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).  Each Underlying Mutual Fund holds its assets separate from the assets of the other Underlying Mutual Funds, and each Underlying Mutual Fund has its own distinct investment objective and policies, which are described in the accompanying prospectuses for the Underlying Mutual Funds.  Each Underlying Mutual Fund operates as a separate investment fund, and the income, gains and losses of one Underlying Mutual Fund generally have no effect on the investment performance of any other.  The Underlying Mutual Funds in which the Investment Divisions currently invest are set forth in this prospectus.  Some of the Investment Divisions described in this prospectus may not be available under your policy.  For more information about the Underlying Mutual Funds, please see “The Underlying Mutual Funds” on page 21 .

2.   What are the Risks of the Underlying Mutual Funds?

We do not promise that the Underlying Mutual Funds will meet their investment objectives.  Amounts you have allocated to the Investment Divisions may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Underlying Mutual Funds in which those Investment Divisions invest.  You bear the investment risk that those Underlying Mutual Funds possibly will not meet their investment objectives.  A description of each Underlying Mutual Fund's investment policies and a comprehensive statement of each Underlying Mutual Fund's risks may be found in its prospectus.  For additional information, please see “The Underlying Mutual Funds” on page 21 .

3.   How can I Learn More about the Underlying Mutual Funds?

You should read the Underlying Mutual Funds' current prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks before allocating amounts to the Investment Divisions.  If you do not have a prospectus for an Underlying Mutual Fund, please contact us at our Service Center at the number listed on the first page of this prospectus and we will send you a copy.

PURCHASING A POLICY AND ALLOCATING PREMIUM

Applying for a Policy.  You may apply to purchase a policy by submitting a written application to us through an authorized sales representative.  We will not issue a policy to insure people who are older than age 90.  The minimum Specified Death Benefit is $100,000.  Before we issue a policy, we require you to submit evidence of insurability satisfactory to us.  Acceptance of your application is subject to our underwriting rules.  We reserve the right to reject your application for any reason.  Your policy may differ from the general description in this prospectus because we need to comply with differences in applicable state law.  Variations from the information appearing in this prospectus due to individual state requirements are described in supplements that are attached to this prospectus or in endorsements to the policy, as appropriate.

In general, we will issue your policy when we have determined that your application meets our underwriting requirements.  We apply our customary underwriting standards to the proposed Insured.  If on the Issue Date there are outstanding requirements that prevent us from placing your policy in force, coverage under your policy will not commence until all requirements are met.  An example of an outstanding requirement is an amendment to your policy that requires your signature.  We commence coverage of the Insured under the policy on the Policy Date, which generally is the later of (i) the Issue Date, (ii) the date on which we receive your first premium or (iii) the date that all requirements have been met or a date mutually agreed upon by us and the Owner.  We will permit you to backdate the Policy Date of your policy up to six months before the Issue Date to save age.  Backdating to save age can be advantageous, by reducing the charges under your policy although it also will reduce the units initially allocated to the investment options.  You should consult your sales representative for more information as to whether backdating to save age would be appropriate for you.  The Policy Date determines Monthly Deduction days, Policy Months and Policy Years.  If your Monthly Anniversary date is not a business day, the Monthly Deduction will occur on the next business day and will have an effective date equal to the Monthly Anniversary date.

If you pay a premium with your application, and your requested Specified Death Benefit is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt.  The temporary conditional insurance provides coverage during the underwriting of your application, but only if all conditions within the Temporary Insurance Agreement are met and first Minimum Premium is submitted.  Some of the conditions include the following:  all answers in materials submitted must be true, complete and accurate and you must never have been treated for, diagnosed with, or tested positive for a number of conditions.  This temporary conditional coverage is limited to $500,000 ($25,000 in Kansas) or the Specified Death Benefit applied for, whichever is less.

If we approve your application, we begin to deduct policy charges as of the Policy Date.  If we reject your application, we will not issue you a policy.  We will return any premium you have paid, adding interest if, as, and at the rate, required in your state.  We will not subtract any policy charges from the amount we refund to you.

Premiums.  To place your policy in force, you generally must pay an initial premium at least equal to three monthly Minimum Premium payments.  As described in “Planned Premium” below, we send a notice prior to the planned premium date if you tell us that you plan to pay quarterly, semi-annually or annually.  You may also pay premiums, including your initial premium through EFT (Electronic Fund Transfers).

In general, you may pay additional premium at any time, and in any amount, as long as your premium would not cause your policy to lose its life insurance status under the Code, as explained in “Federal Tax Considerations” beginning on page 52 .  Premiums must be sent to us at the address on the first page.  Unless you request otherwise in writing, while your policy has an outstanding loan, we treat all payments received as new premium, except those received after interest is billed and before the Policy Anniversary.  We may require satisfactory evidence of insurability before accepting any premiums that would increase the Net Amount at Risk.

Paying the Minimum Premium during the first five Policy Years (three Policy Years for policies applied for before October 6, 2008) can help keep your policy in force.  During the first five (or three) Policy Years, if your total premium payments (less partial surrenders and Debt) exceeds the monthly Minimum Premium amount times the number of months since the Policy Date, we will not take the surrender charge into consideration in determining whether your Accumulated Value is sufficient to keep your Policy in force.  Instead, your Policy will not enter the Grace Period provided that the Net Accumulated Value is greater than zero.  After the first five years (three Policy Years for policies applied for before October 6, 2008) or if your total premiums (less partial surrenders and Debt) do not at least equal the necessary Minimum Premiums, the Cash Surrender Value (which is reduced by the then current surrender charge) is used for lapse testing.  The Minimum Premium is shown on the policy data page of your Policy and varies by age, sex, underwriting classification, Specified Death Benefit, and optional benefits you have selected.  We may change the monthly Minimum Premium amount to reflect changes you make to your policy.  If so, the new monthly Minimum Payment amount begins to apply when the change becomes effective.

We reserve the right to refuse any premium payment less than $25 or limit the amount of premium payments.

Premium received 15 days or less in advance of the Policy Anniversary will be considered premium for the next Policy Year for purposes of calculating Sales Charges.  There is currently no Sales Charge on premiums in excess of the Target Premium for a given Policy Year.  See “Premium Charges” on page 46 .  As a result, the Sales Charge on a premium that is received 15 day or less in advance of the Policy Anniversary will be higher than if it otherwise would have been treated as premium in excess of the Target Premium.  In addition, subject to your consent, if that premium in whole or part would exceed Guideline Premium or cause your policy to be a Modified Endowment Contract, we will temporarily hold the entire premium and apply it to your Policy on the next Policy Anniversary.

We will monitor your premium payments and other policy transactions and notify you if a payment or other transaction might cause your policy to become a MEC.  Unless you so elect, we will not process any premium or portion of a premium or any policy change that would cause your policy to become a MEC.  If we receive such a premium, we will notify you and if you elect to have your policy become a MEC contract, we will apply the premium on the business day we receive your election.  Otherwise we will return the premium to you.  The premium will be placed in a non-interest bearing account until we apply it to your Policy.  If we hold the premium for this reason, it will be deemed paid into your Policy on the next Policy Anniversary for all calculations under the Policy.

Planned Premium.  In your policy application, you will be asked to establish a schedule of “planned premium” payments by specifying the amount and frequency of such payments.  You are not required to pay any planned premium.  We will send you reminder notices prior to each planned payment date (except for those payments made in accordance with an EFT payment plan), which may be quarterly, semi-annually or annually, as specified by you.  We reserve the right to stop sending such notices if no planned premiums are paid within any two Policy Years.  You may change the amount or frequency of your planned premiums at any time by writing to us, subject to our consent.

Payment of planned premiums does not guarantee that your policy will remain in force, even if you pay all planned premiums as scheduled.  If the value of your policy is not sufficient to keep your Policy in force, you may need to change your planned payment schedule or make additional payments in order to keep your Policy in force.

Paying planned premiums generally provides greater benefits than paying a lower amount of premium.  In addition, you may use the planned premium to help remind you to pay at least the Minimum Premium during the first five Policy Years (three Policy Years for policies applied for before October 6, 2008).  Paying planned premiums also can help to keep your policy in force if your planned premium payments are at least as great as the premium necessary to keep the Guaranteed Death Benefit (or, for policies applied for before October 6, 2008, the Guaranteed Minimum Death Benefit) in force.  See “Guaranteed Death Benefit Rider” on page   38 and “Guaranteed Minimum Death Benefit” on page 16 .

Premium Limits.  Before we accept any premium that would require an increase in the Net Amount at Risk under your policy, you first must provide us with evidence of insurability.  Also, the Code imposes limits on the amount of premium that can be contributed under a life insurance contract (“Guideline Premium limits”).  If you exceed this limit, your policy would lose its favorable federal income tax treatment under the Code's definition of life insurance.  Accordingly, we will not accept any premium that would cause your policy to exceed this limit, unless you make an appropriate increase in (1) your Specified Death Benefit or (2) other coverage on the Insured, pursuant to a Protector Term Insurance Rider (for policies applied for from October 6, 2008 through November 2, 2008)    (or, for certain policies applied for before October 6, 2008, a Scheduled Term Insurance Rider).  To obtain such an increase, you must submit a Written Request or application and satisfactory evidence of insurability meeting our then current underwriting standards.  Otherwise we will accept only the portion of your premium that does not exceed the maximum permitted amount and we will refund the excess.  In addition, we will not accept any additional premium from you until we can do so without exceeding the limit set by the Code.  See “Federal Tax Considerations” on page 52 for more information.  For premium received 15 days or less in advance of the Policy Anniversary, if we have your consent to hold the premium until the next Policy Anniversary, the premium limits will be applied when the premium is applied to your policy on the Policy Anniversary.  See “Premiums” on page 15 for more information.

Paying too much premium also could cause your policy to be treated as a “modified endowment contract” for federal income tax purposes.  See “Modified Endowment Contracts” at page 17 for more information.

Guaranteed Minimum Death Benefit (“GMDB”).  (Please note that this feature is not applicable to any policy applied for on or after October 6, 2008.  Instead, a similar benefit - the Guaranteed Death Benefit - may be available under those newer policies.)  The Guaranteed Minimum Death Benefit (“GMDB”) feature can enable you to keep your policy's Specified Death Benefit in force for the life of the Insured regardless of changes in the Accumulated Value.  You have this optional feature only if you chose it when you applied for your policy.  We charge an additional charge for the rider, as described in the Fee Table on page 1 of this prospectus.

Under this feature, we guarantee that the policy will remain in force, regardless of declines in Accumulated Value, if you meet the premium requirement under the rider.  The premium requirement is met if, on each Monthly Anniversary, (a) the total premiums paid less Debt exceed (b) the sum of the Required Monthly Premium Amounts for the period from the Policy Date to the relevant Monthly Anniversary or the Insured's Attained Age 100, if earlier.  For policies with Day 1 Loans, “total premiums” include the actual premium received plus the amount of the loan.

If you fail the premium requirement, we will send you a notice giving you an opportunity to correct the deficiency by paying more premium.  At the end of that period, if you have not paid the required additional premium, then the GMDB benefit will end.  Once ended, this benefit cannot be reinstated, and the policy will stay in force only as long as the Accumulated Value is sufficient to keep the policy in force.  The GMDB does not prevent the policy from entering the Grace Period, but an active GMDB will extend the Specified Death Benefit coverage for the life of the Insured even if the policy would otherwise lapse at the expiration of the Grace Period.  For more information about the circumstances in which the policy might lapse, see “Termination and Grace Period” on page 45 .

The GMDB does not cover riders, including the Scheduled Term Insurance Rider.  If the Net Accumulated Value is insufficient to pay charges as they come due, only the GMDB and base policy coverage amount is guaranteed to stay in force.

If the Net Accumulated Value is insufficient to pay the base coverage and the GMDB rider charges as they come due, these charges are waived.  Deduction of charges will resume once there is sufficient Net Accumulated Value.

If you take any partial surrenders, this rider will terminate.  Only Death Benefit Option A is available with this rider.  Changes to the policy's Death Benefit option are not allowed while this rider is in force.

Modified Endowment Contracts.  In certain circumstances your policy might be deemed a “modified endowment contract,” which is a category of life insurance contract defined in the Code.  If your policy were to become a modified endowment contract, distributions and loans from the policy would result in current taxable income for you, as well as other adverse tax consequences.  These tax consequences are described in more detail in “Policies Which Are MECs” on page 54 .  Your policy could be deemed a modified endowment contract if, among other things, you pay too much premium or the Death Benefit is reduced.  We monitor the status of your policy and advise you if you need to take action to prevent your policy from being deemed a modified endowment contract.  If you pay a premium that would result in this classification, we notify you and allow you to request a refund of the excess premium, or other action, to avoid having your policy being deemed a modified endowment contract.  If, however, you do choose to have your policy deemed a modified endowment contract, we do not refund the premium.  We will require acknowledgment that the policy will be deemed a modified endowment contract.

Your policy also is deemed a modified endowment contract if you replace a modified endowment contract issued by another insurer with a policy.  Payment of additional premium in connection with a replacement also could cause your policy to be deemed a modified endowment contract.  For more information, please consult your tax adviser.

Allocation of Premium.  Your Net Premiums are generally allocated to the Investment Divisions and the Fixed Account in the proportions that you have selected.  We deduct the Premium Charges from your premium before we allocate the Net Premium.

You must specify your allocation percentages in your application.  Percentages must be in whole numbers and the total allocation must equal 100%.  The minimum allocation percentage per allocation option is 1%.  We allocate any additional premiums according to those percentages until you give us new allocation instructions.  You may add or delete Investment Divisions and/or the Fixed Account from your allocation instructions.

We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date.  The Commencement Date is the date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement.  If outstanding requirements prevent us from placing your policy in force, the Commencement Date is postponed and your Net Premiums are not allocated until you satisfy those requirements. We do not credit any interest or earnings on premiums we receive before the Commencement Date.

Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date.  Any additional Net Premium we receive before the Allocation Date will also be allocated to the Fixed Account until the Allocation Date.  The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy.  In most cases, the Right to Examine Period is 10 days, but is longer in some cases.  See “Right to Examine the Policy” on page 45 for more information about the Right to Return Period.  Thus, for example, if the Right to Return Period is 10 days, the Allocation Date is generally 15 days after the Commencement Date. On the Allocation Date, we will transfer any amounts designated for the Investment Divisions (plus any interest credited thereto while held in the Fixed Account) to the applicable Investment Divisions.  For amounts allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate on amounts designated for the Fixed Account than on amounts designated for the Investment Divisions, but the rate will not be lower than 3%.  Any transfers on the Allocation Date will not count against the annual limit under your policy.

After the Allocation Date, we generally allocate your additional Net Premium to the Investment Divisions and the Fixed Account as of the date your premium is received at our Service Center.  If an additional premium would result in an increase in the Net Amount at Risk and thus requires underwriting, we may delay allocation until we have completed underwriting.  At that time, we will follow the allocation instructions in our file unless you send us new allocation instructions with your payment.

Accumulated Value.  Your Accumulated Value is the sum of the value of your interests in the Separate Account, the Fixed Account, and the Loan Account.  Your Accumulated Value may increase or decrease daily to reflect the performance of the Investment Divisions you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of partial surrenders and charges assessed.  There is no minimum guaranteed Accumulated Value.

Valuations for initial premiums and premiums requiring underwriting are made on the date your Net Premium is allocated to the Investment Divisions and the Fixed Account, as described in “Allocation of Premiums” above.  We make all other valuations in connection with the policy on the day the premium or your transaction request is received at our Service Center, if that day is a Valuation Day.  Otherwise, we make that determination on the next succeeding day that is a Valuation Day.

Accumulation Unit Value.  We measure your Accumulated Value in the Separate Account by determining the value of the Accumulation Units that we credit to your policy.  When you invest in an Investment Division, we credit your policy with Accumulation Units in that Investment Division.  The number of Accumulation Units we credit equals the amount invested in the Investment Division divided by the value of the Investment Division's Accumulation Units on the Valuation Day that the allocation is made.  The number of Accumulation Units we credit increases when premium is allocated to the Investment Division and amounts are transferred to the Investment Division, and loan repayments are transferred from the Loan Account to the Investment Divisions.  The number decreases when certain charges are deducted from the Investment Division (for example, the cost of insurance charge, policy fee, administrative charge, partial surrender fee, and surrender charge), a loan is taken from the Investment Division, a transfer is made to another allocation option, or a partial surrender is made.  However, these adjustments do not affect the value of an Accumulation Unit.

The value of an Accumulation Unit for each Investment Division varies to reflect the investment experience of the corresponding Underlying Mutual Fund and the deduction of certain charges and expenses.  We set the value of an Accumulation Unit at $10 when each Investment Division is established.  Thereafter, on each Valuation Day, we determine the value of an Accumulation Unit for each of the Investment Divisions as follows:

(1)	Determine the total value of assets in the Investment Division;

(2)	Subtract from that amount the applicable Asset Based Risk Charge and the tax charge (if any); and

(3)	Divide the result by the number of outstanding Accumulation Units.

You should refer to the prospectuses for the Underlying Mutual Funds for a description of how the assets of each Underlying Mutual Fund are valued since that determination directly affects the investment experience of the corresponding Investment Division and, therefore, your Accumulated Value.

Transfer of Accumulated Value.  You may request a transfer of Accumulated Value among the Investment Divisions and the Fixed Account in writing or by telephone after the Allocation Date.  You may transfer all or a portion of your value from one Investment Division to another Investment Division or to the Fixed Account.  You may make one transfer from the Fixed Account to any Investment Division each Policy Year.  This amount transferred from the Fixed Account may not exceed the greater of $1,000 (or the Fixed Account value, if less), the amount transferred out of the Fixed Account in the prior year, or 25% of your value in the Fixed Account.  However, transfers under our rebalancing program are not subject to these limits.  See “Rebalancing” on page 20 .

As a general rule, we only make transfers on Valuation Days.  If we receive your request in Good Order before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a Valuation Day, we generally make the transfer that day.  Otherwise, we make the transfer on the next day that is a Valuation Day.  We process transfers at the price next computed after we receive your transfer request.

Restrictions on Transfers.  The policy is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the Underlying Mutual Fund and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an Underlying Mutual Fund.  Neither the policies nor the Underlying Mutual Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the policy.  To protect Owners and the Underlying Mutual Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Policy Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the policy for disruptive activity based on frequency, pattern and size.  We will more closely monitor policies with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial surrender to access the Accumulated Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the policy on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact the Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the policy.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every policy engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

Transfers Authorized by Telephone or the Internet.  You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above.  Our Customer Service representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Service Center number listed on the first page.

When authorizing a transfer, you must complete your transfer request by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.  Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.  We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective on the next Monthly Anniversary upon receipt of the request in good order.  Some optional benefits may require underwriting and will be effective on the next Monthly Anniversary following underwriting approval.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

Dollar Cost Averaging.  Under our dollar cost averaging program, you may authorize periodic transfers of a fixed dollar amount between or among the Investment Divisions and the Fixed Account.  The minimum transfer amount of the dollar cost averaging program is $100, and transfers may occur monthly, quarterly, semi-annually, or annually.  The minimum initial balance of your allocation option from which transfers will be made is $5,000.

The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment.  In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates.  However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market.  Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from an Investment Division with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Investment Division.

Your request to participate in this program will be effective when we receive your completed request form at our Service Center.  Call or write us for a copy of the request form and additional information concerning the program.  We may change, terminate, limit, or suspend dollar cost averaging at any time.

Rebalancing.  Rebalancing allows you to readjust the percentage of your Accumulated Value allocated to each Investment Division to maintain a pre-set level of investment in various market segments.  Over time, the variations in each Investment Division's investment results will shift the balance of your Accumulated Value allocations.  Under the rebalancing program, we automatically transfer your Accumulated Value, back to the percentages you specify in accordance with procedures and requirements that we establish.  Restrictions on transfers from the Fixed Account will not apply to rebalancing.

You may request rebalancing when you apply for your policy or by submitting a completed Written Request to us at our Service Center.  Please call or write us for a copy of the request form and additional information concerning rebalancing.

Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Accumulated Value allocated to the better performing segments.  Other investment programs, such as the dollar cost averaging program, may not work in concert with rebalancing.  Therefore, you should monitor your use of these programs, as well as other transfers or partial surrenders, while rebalancing is being used.  We may change, terminate, limit, or suspend rebalancing at any time.

THE SEPARATE ACCOUNT

The Underlying Mutual Funds.  The Separate Account is divided into Investment Divisions.  Each Investment Division invests in shares of one of the Underlying Mutual Funds.  Each Underlying Mutual Fund is a separate investment series of JNL® Series Trust or JNL Variable Fund LLC, each an open-end management investment company registered under the 1940 Act.  We briefly describe the Underlying Mutual Funds below.  You should read the current prospectuses for the Underlying Mutual Funds for more detailed and complete information concerning the Underlying Mutual Funds, their investment objectives and strategies, and the investment risks associated with the Underlying Mutual Funds.  If you do not have a prospectus for an Underlying Mutual Fund, contact us and we will send you a copy.

Each Underlying Mutual Fund holds its assets separate from the assets of the other Underlying Mutual Funds and each Underlying Mutual Fund has its own distinct investment objective and policies.  Each Underlying Mutual Fund operates as a separate investment fund and the income, gains, and losses of one Underlying Mutual Fund generally have no effect on the investment performance of any other Underlying Mutual Fund.

Important information regarding the Investment Divisions investing in the JNL/Goldman Sachs Emerging Markets Debt Fund;   JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Management Global Alpha Fund; and JNL/Red Rocks Listed Private Equity Fund   (collectively, the “Divisions”):   Effective August 29, 2011, the Divisions have stopped accepting any additional allocations or transfers. All other Investment Divisions of the Separate Account remain available.  Important Note:  If you currently have an automatic program, such   as   Dollar Cost Averaging and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to invest in the Divisions based on your existing election until you revise or terminate the automatic program. Any change to the existing automatic program is not permitted if you wish to continue an allocation to the Division. The Divisions are not available for any new or revised allocation instructions under any automatic program.   If you make a subsequent premium payment and have future allocation instructions on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division.  All such allocations prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Policy value in the JNL/WMC Money Market Investment Division to any other available Investment Division.  If an application for a Policy is received on or after August 29, 2011, or if a pending application is not in good order by August 26, 2011, and it includes an allocation to any one of the Divisions, that allocation will be allocated to the JNL/WMC Money Market Investment Division.  Please consult your representative promptly to assist you in subsequently reallocating the Policy value in the JNL/WMC Money Market Investment Division to any other available Investment Division.  Amounts invested in any of the Divisions as of August 29, 2011 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Policy. However, if you transfer out of any of the Divisions on or after August 29, 2011 you will not be able to transfer back in.

Underscored are the Underlying Mutual Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical.  The Underlying Mutual Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectuses for the Underlying Mutual Funds are attached to this prospectus.

JNL Series Trust

JNL/American Funds® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series ®   –   Blue Chip Income and Growth Fund SM (“Master Blue Chip Income and Growth Fund” or “Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks , over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Global Bond Fund SM (“Master Global Bond Fund” or “Master Fund”). The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds. The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSRO s or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Global Small Capitalization Fund SM (“Master Global Small Capitalization Fund” or “Master Fund”). The Master Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Growth-Income Fund SM (“Master Growth-Income Fund” or “Master Fund”). The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.   T he Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – International Fund SM (“Master International Fund” or “Master Fund”). The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies located outside the United States. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – New World Fund SM (“Master New World Fund” or “Master Fund”). The Master Fund is designed for investors seeking capital appreciation over time.   The Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.   Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/BlackRock Commodity Securities Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodity Strategy” will focus on investments in commodity securities.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments, of issuers located around the world.  Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund may invest in securities of any market capitalization.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

JNL/Brookfield Global Infrastructure Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc. and sub-sub-adviser:  AMP Capital Brookfield (US) LLC)

Seeks   total return through growth of capital and current income by investing at least 80% of its net assets in securities of publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States.  Securities in which the Fund may invest include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund’s assets to equit y securit ies and 25% to 45% of the Fund’s assets to fixed-income securities .   The Fund may also invest in debt securities of developing country (emerging market) issuers.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase. The Fund may also invest in equity securities of developing country (emerging market) issuers.

JNL/ DFA U.S. Core Equity Fund   (formerly, JNL/Eagle Core Equity Fund)
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP )

Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies.  The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe.  The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will fluctuate with market movements.  Additionally, the range by which the Fund’s percentage allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S. universe will change from time to time.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing , under normal circumstances , at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000®   Index.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

JNL/Eastspring Investments Asia ex-Japan Fund   (formerly, JNL/PAM Asia ex-Japan Fund)
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)

Seeks long-term total return and capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

JNL/Eastspring Investments China-India Fund   (formerly, JNL/PAM China-India Fund)
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing , under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains by investing, under normal market conditions, primarily in fixed and floating rate debt securities and debt obligations issued by governments, government-related issuers, or corporate issuers worldwide (collectively, “fixed-income securities”) which may result in high portfolio turnover.  Fixed-income securities include debt securities of any maturity, such as bonds, notes, bills and debentures.  Investments in debt securities may include, but are not limited to, debt securities of any maturity of governments and government agencies throughout the world (including the U.S.), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.  Certain instruments in which the Fund invests may be illiquid or thinly-traded securities. The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk, including risk from differences in global short-term interest rates.  The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation.

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing , under normal market conditions, in a diversified portfolio of debt and equity securities.   The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing , under normal market conditions, at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion. The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index.  The Fund may invest in emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income by investing, under normal market conditions, primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.  To a lesser extent, the Fund also invests in merger arbitrage securities and distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or a significant amount in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, normally, at least 80% of its assets in investments of small-capitalization companies.   The Sub-Adviser deems small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.   The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market (including non-investment grade securities), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.  The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.

JNL/Goldman Sachs Emerging Markets Debt Fund   (Please Note: The Investment Division investing in the JNL/Goldman Sachs Emerging Markets Debt Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in (i) sovereign and corporate debt of issuers economically tied to emerging countries , denominated in the local currency of such emerging countries ; (ii) sovereign and corporate debt of issuers economically tied to emerging countries denominated in U.S. dollars ; and (iii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.   Such sovereign and corporate debt issuers include:

•	governments or any of their agencies, political subdivisions, or instrumentalities;
•	those with a class of securities whose primary trading market is in an emerging country or region;
•	those organized under the laws of, or having a principal office in, an emerging country;
•	those deriving at least 50% of their revenues from goods produced, sales made or services provided in one or more emerging countries;
•	those maintaining at least 50% of their assets in one or more emerging countries;
•	those offering a security included in an index representative of a particular emerging country or region;
•	or those whose securities are exposed to the economic fortunes and risks of a particular emerging country or region.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.   If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index. The Sub-Adviser will normally establish long and short positions in equity securities.  In seeking to outperform its benchmark index, the S&P 500 Index, the Fund will hold long securities that the Sub-Adviser believes are more likely to outperform the index, and will take short positions in securities the Sub-Adviser believes will underperform the index.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.   These companies include real estate investment trusts or other real estate operating companies. The Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts.  These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by primarily investing in equity securities of issuers that are considered by the Fund’s portfolio managers to have a strong earnings growth. The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.  The Fund will normally invest in the securities of companies located in at least three countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

JNL/Invesco Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.   The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s investments may include other securities, such as synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.   The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s investments may include other securities, such as synthetic and derivative instruments.  Synthetic and derivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.  Synthetic and derivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Synthetic and derivative instruments may have the effect of leveraging the Fund’s portfolio.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks high total return by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world , as well as investments in precious metals and investment with exposure to various foreign currencies.  The Fund may invest up to 100% of its total assets in foreign securities .

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.   The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.   Market capitalization is the total market value of a company’s shares.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund   (Please Note: The Investment Division investing in the JNL/Lazard Emerging Markets Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.  The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital Management Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks   to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries by investing, under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts, Global Depositary receipts and European Depositary receipts.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.

JNL/Mellon Capital Management European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Management S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.  The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 I ndex and sampling from the remaining securities in order to provide long-term growth of capital .

JNL/Mellon Capital Management International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index.  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth .

JNL/Mellon Capital Management Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Management Global Alpha Fund   (Please Note:  The Investment Division investing in the JNL/Mellon Capital Management Global Alpha Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Dow Jones U.S. Contrarian Opportunities Index.  The Fund is constructed to mirror the Dow Jones U.S. Contrarian Opportunities Index to systematically measure the performance of stocks that lag behind the broader market in terms of recent performance, but that outrank their peers based on fundamentals-based and other qualitative criteria.

JNL/Morgan Stanley Mid Cap Growth Fund
Jackson National Asset Management, LLC (and Morgan Stanley Investment Management Inc.)

Seeks long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of mid cap companies, primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap ® Growth Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Fixed Income LLC)

Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.   However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing , under normal circumstances , at least 80% of its assets in high-yield, high-risk debt securities commonly referred to as “junk bonds” and related investments. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in derivatives instruments that have economic characteristics similar to the fixed income investments may be used for the purpose of satisfying the 80% minimum investment requirement.   T he Fund may also invest in securities of foreign issuers.   To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index (“Index”) under normal market conditions at the time of the initial purchase.   The market capitalization range of the Index will vary with market conditions over time.   If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index) under normal market conditions at the time of initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing , primarily , in a diversified portfolio of equity securities of domestic companies .   Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase .   The market capitalization range of the Index will vary with market conditions over time.   At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund   (Please Note:  The Investment Division investing in the JNL/Red Rocks Listed Private Equity Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.  The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under normal market circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.  Income is a secondary objective.

JNL/UBS Large Cap Select Growth Fund   (formerly, JNL/Capital Guardian U.S. Growth Equity Fund)
Jackson National Asset Management, LLC (and UBS Global Asset Management (Americas) Inc.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.   The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; (ii) time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions; (iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); (iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and (v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities .

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies . Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).   The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.   In selecting companies, SPIAS looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC, companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor's Investment Advisory Services LLC seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.   It is expected that the strategy will tend to select mid- and small-capitalization stocks of the S&P 500.

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Management Value Line® 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the sub-adviser based on certain positive financial attributes.   The #1 Timeliness TM top ranking given to only 100 stocks reflects Value Line’s view of their probable price performance during the next six months relative to the other stocks ranked by Value Line ® .

JNL/Mellon Capital Management DowSM Dividend Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

JNL/Mellon Capital Management S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on each Stock Selection Date.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on each Stock Selection Date.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital Management NYSE® International 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”).  The 25 companies are selected on each Stock Selection Date by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors.   The sub-adviser may also purchase American Depositary Receipts or the foreign stock.

JNL/Mellon Capital Management 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks are selected by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.

JNL/Mellon Capital Management Select Small-Cap Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing , under normal circumstances, at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on each Stock Selection Date.

JNL/Mellon Capital Management JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

Ø 20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢ 20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢ 20% in the Global 15 Strategy, a dividend yielding strategy;
➢ 20% in the 25 Strategy, a dividend yielding strategy; and
➢ 20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital Management VIP Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Management Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing , under normal circumstances , at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing , under normal circumstances , at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Management Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing , under normal circumstances , at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Management Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing , under normal circumstances , at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing , under normal circumstances , at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Management Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing , under normal circumstances , at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain of the Underlying Mutual Funds are similar to the investment objectives and policies of other mutual funds that the Underlying Mutual Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Underlying Mutual Funds may be higher or lower than the investment results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar Underlying Mutual Funds will be comparable even though the Underlying Mutual Funds have the same investment sub-advisers.  The Underlying Mutual Funds described are available only through variable annuity and variable life Contracts issued by Jackson.  Shares of the Underlying Mutual Funds may also be sold directly to qualified retirement plans.  They are NOT offered or made available to the general public directly.

An Underlying Mutual Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on an Underlying Mutual Fund with a small asset base.  An Underlying Mutual Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and JNL Variable Fund LLC carefully before investing.  Additional Underlying Mutual Funds and Investment Divisions may be available in the future.

We automatically reinvest all dividends and capital gains distributions from an Underlying Mutual Fund in shares of that Underlying Mutual Fund at net asset value.  The income and realized and unrealized gains or losses on the assets of each Investment Division are separate and are credited to or charged against the particular Investment Division without regard to income, gains or losses from any other Investment Division or from any other part of our business.  We use the Net Premium you allocate to an Investment Division to purchase shares in the corresponding Underlying Mutual Fund and redeem shares in the Underlying Mutual Funds to meet policy obligations.  The Underlying Mutual Funds are required to redeem their shares at net asset value and to make payment within seven days.

Certain Underlying Mutual Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts.  It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Underlying Mutual Fund.  Although neither we nor any of the Underlying Mutual Funds currently foresee any such disadvantages either to variable life insurance or variable annuity contract owners, each Underlying Mutual Fund's board of directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto.  If a board of directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Owners will not bear the related expenses.

Voting Privileges.  As a general matter, you do not have a direct right to vote the shares of the Underlying Mutual Funds held by the Investment Divisions to which you have allocated your Accumulated Value.  Under current interpretations, however, you are entitled to give us instructions on how to vote those shares with respect to certain matters.  We notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the issues.  We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Underlying Mutual Fund for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions.  However, if you assign your policy, the assignee may be entitled to give voting instructions.  Retirement plans may have different rules for voting by plan participants.  If you send us written voting instructions, we follow your instructions in voting the Underlying Mutual Fund shares attributable to your policy.  If you do not send us written instructions, we vote the shares attributable to your policy in the same proportion as we vote the shares for which we have received instructions from other Owners.  We vote shares that we hold in the same proportion as we vote the shares for which we have received instructions from Owners.  There is no requirement that we receive voting instructions from any minimum percentage of Owners before we can vote uninstructed shares in proportion to the instructions that we do receive.  Where only a relatively small percentage of owners have submitted instructions, however, we may solicit instructions from more Owners, in order to reduce the possibility that the instructions received are not reasonably representative.

We may, when required by state insurance regulatory authorities, disregard Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Underlying Mutual Funds or to approve or disapprove an investment advisory contract for one or more of the Underlying Mutual Funds.

In addition, we may disregard voting instructions in favor of changes initiated by Owners to the investment objectives or the investment adviser of the Underlying Mutual Funds if we reasonably disapprove of the proposed change.  We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Underlying Mutual Fund or would result in the purchase of securities for the Underlying Mutual Fund that vary from the general quality and nature of investments and investment techniques utilized by the Underlying Mutual Fund.  If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law.  If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Underlying Mutual Fund shares without obtaining instructions from our Owners and we may choose to do so.

Additions, Deletions, and Substitutions of Securities.  If the shares of any of the Underlying Mutual Funds are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares of a Underlying Mutual Fund is no longer preferred, we may add or substitute shares of another Underlying Mutual Fund or mutual fund for Underlying Mutual Fund shares already purchased or to be purchased in the future.  Any substitution will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Investment Divisions:

(a)	to operate the Separate Account in any form permitted by law;

(b)	to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c)	to transfer assets from one Investment Division to another, or from any Investment Division to our general account;

(d)	to add, combine, or remove Investment Divisions in the Separate Account;

(e)	to change the way in which we assess charges, as long as the charges do not exceed the maximum guaranteed charges under the policies; and

(f)	to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

If you select the Fixed Account, your money will be placed with Jackson's other assets.  The Fixed Account is not registered with the SEC and the SEC does not review the information we provide to you about the Fixed Account.  Your policy contains a more complete description of the Fixed Accounts.

The portion of the policy relating to the Fixed Account is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act.  Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the Securities and Exchange Commission.  The statements about the Fixed Account in this prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your premium to the Fixed Account.  Under this option, we guarantee the amount allocated to the Fixed Account and a minimum rate of interest of 3% that will be credited to the amount in the Fixed Account.  From time to time and at our sole discretion, we may set a higher current interest rate applicable to premium and transfers allocated to the Fixed Account during a Policy Year.  We may declare different rates for amounts that are allocated to the Fixed Account at different times.  The rate will be re-set on the Policy Anniversary.  All of a policy's amounts in the Fixed Account will be re-set to the same rate on the Policy Anniversary.  We determine interest rates in accordance with a variety of factors.  The Asset Based Risk Charge and Underlying Mutual Fund Expenses do not apply to amounts allocated to the Fixed Account.  All other charges and deductions under a policy apply to amounts allocated to the Fixed Account to the same extent as they apply to amounts allocated to the variable investment options.  Therefore, the amount of your Fixed Account allocation (and interest thereon) that we guarantee is net of any such charges and deductions that are applicable under the terms of the policy.

Amounts allocated to the Fixed Account are part of the general account of Jackson.  We invest the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We may delay payment of partial surrenders from the Fixed Account for up to 6 months from the date we receive your written partial surrender request.  We pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

POLICY BENEFITS AND RIGHTS

Death Benefit.  While your policy is in force, we will pay the Death Benefit Proceeds upon the death of the Insured.  We will pay the Death Benefit Proceeds to the named beneficiary(ies) or, if none survives, to the contingent beneficiary(ies).  We will pay the Death Benefit Proceeds in a lump sum or according to one of the optional payment plans, if available.

The Death Benefit Proceeds payable to the beneficiary equal the applicable Death Benefit, less any Debt and less any due and unpaid charges.  The amount of Death Benefit is based on the Death Benefit option you have selected, any increases or decreases in the Specified Death Benefit (or Target Death Benefit, if a Scheduled Term Insurance Rider applies to your policy), and in some instances your Accumulated Value.  The Death Benefit Proceeds may be increased, if you have added a rider that provides an additional benefit.  Please see “Optional Insurance Benefits” beginning on page 37 .

The Death Benefit Proceeds are determined as of the end of the Valuation Period during which we receive due proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the Death Benefit Proceeds when we receive due proof of death from the first beneficiary).  We usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

In most cases, when the Death Benefit Proceeds are paid in a lump sum, we will pay the Death Benefit Proceeds by establishing an interest bearing account, called the “Beneficiary Access Account,” for the beneficiary, in the amount of the Death Benefit Proceeds.  We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the Death Benefit Proceeds.  The Beneficiary Access Account is part of our general account.  It is not a bank account and it is not insured by the FDIC or any other government agency.  As part of our general account, it is subject to the claims of our creditors.  We receive a benefit from all amounts left in the Beneficiary Access Account.  As an alternative to establishing a Beneficiary Access Account, the beneficiary may request to receive a check for the Death Benefit Proceeds directly from the Company.

We may in our sole discretion make available payment options to which the beneficiary may apply the Death Benefit Proceeds in order to receive a stream of periodic payments.  If your beneficiary chooses an available payment option, we will offer a supplemental agreement setting forth the terms of the payment option.  For information concerning the payment options we currently offer, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus.  At any time in our sole discretion we may change the selection or the terms of the payment options we then offer (if any) or discontinue offering payment options.  Before choosing to apply Death Benefit Proceeds to a payment option, your beneficiary should consult a qualified tax adviser.

Death Benefit Options.  You may choose one of three Death Benefit options, each of which depends in part on the amount of the Specified Death Benefit.  (For this purpose, however, you would use the Target Death Benefit rather than the Specified Death Benefit, if you applied for your policy before October 6, 2008, and have elected the Scheduled Term Insurance Rider.  See “Scheduled Term Insurance Rider” on page 39 .)  The three Death Benefit options are:

Option A:  the Death Benefit is the greater of:  (a) the Specified Death Benefit of the policy; or (b) the Minimum Death Benefit.  Option A is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Accumulated Value.  As your Accumulated Value increases, the Net Amount at Risk under your policy generally decreases, unless your Accumulated Value is sufficiently large to require that the Death Benefit be determined using the Minimum Death Benefit.

Option B:  the Death Benefit is the greater of (a) the Specified Death Benefit plus the Accumulated Value; or (b) the Minimum Death Benefit.  Under Option B, the amount of the Death Benefit generally increases to reflect increases in the Accumulated Value.  Under this option your policy generally involves a constant Net Amount at Risk.

Option C:  the Death Benefit is the greater of:  (a) the Specified Death Benefit plus the greater of (i) the sum of all premiums paid minus all prior partial surrenders (including any applicable charges) or (ii) zero, or (b) the Minimum Death Benefit.  Under this Option, your Death Benefit generally varies as you pay premiums and take partial surrenders.

The Minimum Death Benefit used in the Death Benefit formulas under the policy equals the Accumulated Value multiplied by the applicable corridor percentage.  We have set forth the applicable corridor percentages in the policy.  The corridor percentages are based upon the age of the Insured.  The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 121 or above (age 95 or above for policies applied for before October 6, 2008).  While your policy is in force, we guarantee that the Death Benefit will not be less than the greater of the current Specified Death Benefit or the Minimum Death Benefit.

Since the cost of insurance charge is based upon the Net Amount at Risk, it generally is less under a policy with an Option A Death Benefit than an otherwise comparable policy with an Option B Death Benefit.  As a result, if the Sub-Accounts you select experience favorable investment results, your Accumulated Value tends to increase faster under Option A than under Option B, but the Death Benefit under Option B increases or decreases directly with changes in the Accumulated Value.  Thus, you may prefer Option A if you are more interested in the possibility of increasing your Accumulated Value based upon favorable investment experience, while you may prefer Option B if your are seeking to increase Death Benefits.  Option C may be preferable if you want a Death Benefit that would include a return of premium paid (less partial surrenders).

You choose a Death Benefit option in your application to purchase a policy.  If you do not choose a Death Benefit option, we will not issue a policy to you.

Example of Applicable Corridor Percentage.  The corridor percentages used in calculating the Minimum Death Benefit are set so as to seek to ensure that the policies qualify as life insurance for federal income tax purposes.  Accordingly, the policy provides that under all Death Benefit options, the Death Benefit will at least equal the Minimum Death Benefit.  For example, under an Option A policy, an increase in the Accumulated Value due to favorable investment experience may increase the Death Benefit above the Specified Death Benefit (or Target Death Benefit, if you applied for your policy before October 6, 2008, and have elected the Scheduled Term Insurance rider).  Similarly, a decrease in Accumulated Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Death Benefit (or any Target Death Benefit)).

	A	B
Specified Death Benefit	$200,000	$200,000
Death Benefit Option	A	A
Insured's Age	50	50
Accumulated Value	$115,000	$95,000
Applicable Corridor Percentage	185%	185%
Death Benefit	$212,750	$200,000

Under column A, the Death Benefit equals $212,750, i.e., the greater of $200,000 (the Specified Death Benefit) and $212,750 (the Accumulated Value of $115, 000, multiplied by the corridor percentage of 185%).  This amount, less any Debt and unpaid charges, constitutes the Death Benefit Proceeds that we would pay to the beneficiary.

Under column B, the Death Benefit is $200,000, i.e., the greater of $200,000 (the Specified Death Benefit) and $175,750 (the Accumulated Value of $95,000 multiplied by the corridor percentage of 185%).

Changes in Death Benefit Option.  Subject to our consent, after the first Policy Year, you may change the Death Benefit option once each Policy Year by writing to us at the address given on the first page of this prospectus.  If you ask to change from Option A to Option B, we reduce the Specified Death Benefit (and any Target Death Benefit, if you applied for your policy before October 6, 2008, and have elected the Scheduled Term Insurance rider) of your Policy by the amount of the Accumulated Value.  If you ask to change from Option B to Option A, we increase the Specified Death Benefit (and any Target Death Benefit) of your policy by the amount of the Accumulated Value.  If you ask to change from Option C to Option A, we increase the Specified Death Benefit (and any Target Death Benefit) by the greater of the sum of all your premiums paid, less all prior partial surrenders or zero.  You may not change from Option C to Option B or from Option A or B to Option C.  The change takes effect on the first Monthly Anniversary following our approval at least one business day after we approve your Written Request.  If less than one business day remains before the Monthly Anniversary, the change will be effective on the second following Monthly Anniversary.  We may require evidence of insurability satisfactory to us for a change from Option A to Option B.  We do not currently require you to prove insurability for other changes in Death Benefit option.

You may not change the Death Benefit option under your policy if afterward the Specified Death Benefit remaining in force would be less than the minimum Specified Death Benefit.

Changes in Specified Death Benefit.  Subject to our consent, you may request an increase in the Specified Death Benefit after the first Policy Year, and a decrease in the Specified Death Benefit after the seventh Policy Year (third Policy Year if you applied for your policy before October 6, 2008).  You may change the Specified Death Benefit one time per Policy Year.  You may request the change by writing to us at the address shown on the first page of this prospectus.  You should be aware that a change in the Specified Death Benefit changes the Net Amount at Risk and, therefore, changes the cost of insurance charges on your policy.  In addition, approved increases will be subject to an additional surrender charge (based on the amount of the increase, the Insured's Attained Age and underwriting risk classification).  The change generally will take effect on the first Monthly Anniversary after we approve the request.  However, if less than one business day remains between our approval and the Monthly Anniversary, the change will be effective on the second following Monthly Anniversary.  We do not permit a Specified Death Benefit change if the policy is in the Grace Period.

When the Specified Death Benefit of a policy is increased after issue, a new segment of coverage is created to which cost of insurance rates that differ from the original coverage cost of insurance rates are applied.  This is done to reflect the additional underwriting and a higher attained age.  If you request a decrease in Specified Death Benefit, we first apply it to coverage provided by the most recent segment of Specified Death Benefit then to the next most recent segment successively and finally to the coverage under the original application.  The minimum decrease amount is $10,000.  We do not permit a decrease in the Specified Death Benefit of your policy if afterward the Specified Death Benefit remaining in force would be less than the minimum Specified Death Benefit or cause your policy to lose its status as a contract of life insurance under the Code.  If you applied for your policy before October 6, 2008, and have elected the Scheduled Term Insurance Rider, any approved decrease will apply first to the Target Death Benefit, and then to the Specified Death Benefit.  The existence of these segments necessitates that any decrease be applied in reverse order to the segments.  For more information, see “Death Benefit Options” beginning on page 35 .

To apply for an increase in the Specified Death Benefit, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable.  The increased coverage amount may be in a different rate class from your base coverage.  We do not permit any increase in Specified Death Benefit after the Insured's 90th birthday.  The minimum amount of a Specified Death Benefit increase is $10,000.

You should be aware that an increase in the Specified Death Benefit of your policy affects the cost of insurance charges applicable to your policy.  As noted above, we deduct a larger amount of cost insurance charges, because an increase in the Specified Death Benefit also increases the Net Amount at Risk under your policy.  We will not approve a request for a Specified Death Benefit increase if the Cash Surrender Value is too small to pay the Monthly Deduction through the end of the Policy Year.  As described in “Surrender Charge” on page 48 , if you increase the Specified Death Benefit under the policy a new surrender charge will apply.  Modifying the policy's Specified Death Benefit may have tax ramifications.  For additional information, please see “Federal Tax Considerations” on page 52 .

Optional Insurance Benefits.  You may ask to add one or more riders to your policy to provide additional optional insurance benefits; or in some cases we may add these riders to your policy automatically at no cost.  We may require evidence of insurability before we issue a rider to you.  If we impose any charge for a rider, we will deduct the charge as part of the Monthly Deduction.  For more information concerning what riders are available and their operation and costs, please ask your sales representative or contact us at our Service Center.  At our sole discretion we may offer riders or stop offering any rider at any time.

Not all of these riders may be available in your state, and the terms of these benefits may differ in some states.  The below-listed riders are currently available as to some or all policies.  We add the Accelerated Living Benefit Rider, Terminal Illness Benefit Rider, Overloan Protection Benefit Rider and Guaranteed Death Benefit Rider automatically to all eligible policies (in states where they are available) and at no cost to you.

Accelerated Living Benefit Rider - The rider waives surrender charges on a partial surrender of up to 25% of the Accumulated Value if the Insured is diagnosed with one of certain specified conditions.  As with all partial surrenders, the Death Benefit is decreased by an amount related to the decrease in the Accumulated Value.  The partial surrender will be taken from the Fixed Account and the Investment Divisions in proportion to their then current value, unless you request otherwise.  There is no expiry date.

Terminal Illness Benefit Rider - The rider provides an accelerated payment of life insurance proceeds if the Insured is terminally ill, as defined in the rider.  You may request an accelerated benefit of between 25% and 100% of the Death Benefit (or $250,000, if less).  The amount of the benefit is calculated as the amount requested less the following:  a discount for 12 months' interest as specified in the rider, a pro rata portion of any outstanding Debt, an administrative expense charge fee as determined by the Company (not to exceed $100), and any unpaid policy charges.  The Death Benefit will be reduced by the dollar amount requested.  All other values under the policy will be reduced proportionately.  There is no expiry date for the base Insured.  This rider terminates upon payment of any benefit under the rider.  The expiry date for a rider Insured is at the expiry of the Other Insured Term Insurance Rider.

Overloan Protection Benefit Rider – Upon exercise, the rider provides a guarantee that the policy will not lapse due to the policy Debt exceeding the Accumulated Value less any applicable surrender charge or due to the Cash Surrender Value being insufficient to pay any Monthly Deduction.  This rider may help you keep your policy in force and avoid tax consequences resulting from your policy lapsing with a loan outstanding.  However, effects of exercising the rider include transferring any Accumulated Value in the Separate Account to the Fixed Account and setting the Specified Death Benefit (or Target Death Benefit, if applicable) equal to the Minimum Death Benefit.  (The Target Death Benefit would be applicable only if you applied for your policy before October 6, 2008, and have elected the Scheduled Term Insurance Rider.)

Although there is no cost for the rider, the following exercise qualifications must be met before the rider may be exercised:

(1)	The Insured's Attained Age must be at least 75;

(2)	A minimum of 15 Policy Years must have elapsed since your Policy Date;

(3)	Exercising this rider must not cause the policy to exceed Guideline Premium limits (see “Premium Limits” on page 16 );

(4)	The policy must not be a MEC and exercising this rider must not cause the policy to become a MEC (see “Policies Which Are MECs” on page 54 );

(5)	Total partial surrenders, less any fees and charges deducted in connection with such partial surrenders, must equal or exceed total premium paid; and

(6)	Debt must exceed the current Specified Death Benefit (or Target Death Benefit, if the policy has the Scheduled Term Insurance Rider).

At the time all of the above exercise qualifications are first met and the ratio of Debt to Accumulated Value is equal to or greater than 95%, we will send a letter to you, the policy owner, notifying you of the policy's eligibility to exercise the rider.  You may submit a Written Request to exercise the rider any time after the notification letter is sent and before the policy enters the Grace Period (see “Termination and Grace Period” on page 45 ).  If the exercise qualifications are met, the benefit will be exercised and the rider's guarantee will be effective as of the rider's exercise date, which is the date the Written Request is accepted and recorded at the Service Center.

You need not exercise the rider immediately upon notification of eligibility.  If the ratio of Debt to Accumulated Value is greater than the “maximum exercise ratio” at the time you exercise the rider, you will be billed for the loan repayment amount that will cause the ratio of Debt to the Accumulated Value to equal the maximum exercise ratio as of the exercise date.  The maximum exercise ratio is the maximum allowable ratio of the policy Debt to the Accumulated Value for the Overloan Protection Benefit Rider to be exercised.  In other words, the maximum exercise ratio generally represents the minimum amount of Net Accumulated Value required to pay for the Death Benefit provided by the base policy after the rider is exercised.  Monthly Deductions, unfavorable investment performance, partial surrenders and additional loans are all factors that might cause the ratio of Debt to Accumulated Value to exceed the maximum exercise ratio. The maximum exercise ratio is determined by the Company, varies based on the Insured's Attained Age, and will never be below 95%.  Your policy's maximum exercise ratio will be included in the letter notifying you of the policy's eligibility to exercise the rider.  You will have 30 days from the exercise date to pay the billed loan repayment amount.  If you do not pay the billed loan repayment amount, the guarantee will be void and the policy may lapse.

The following policy changes will occur on the exercise date:

(1)	All other riders and benefits will terminate;

(2)	Any Accumulated Value in the Separate Account is transferred to the Fixed Account;

(3)	Your Death Benefit option becomes Option A (see “Death Benefit Options” on page 35 );

(4)	The Specified Death Benefit (or Target Death Benefit, if applicable) is set equal to the Minimum Death Benefit for the Attained Age of the Insured as of the exercise date.

In addition, the following policy restrictions apply on the exercise date: no transfers to the Separate Account are allowed; no further premium payments are allowed; no further partial withdrawals or loans are allowed; no Death Benefit option changes are allowed; no Specified Death Benefit option changes are allowed; no riders or benefits may be added or reinstated; and any loan repayments will be allocated to the Fixed Account only.

After the rider exercise date, Monthly Deductions will continue until a Monthly Deduction would cause the Accumulated Value to drop below the policy Debt.  In that instance, Monthly Deductions will be discontinued to prevent the Accumulated Value from dropping below the Policy Debt, which will effectively keep the policy in force.  Loan interest will continue to accrue after the exercise date.  Likewise, interest will continue to be credited to the Loan Account. Your annual statement will reflect the status of the exercised Overloan Protection Benefit Rider on the base policy.  The rider will terminate upon the earlier of  (1) the date we receive a Written Request from you to terminate the rider or (2) the termination of the base policy for any reason, such as a full surrender or death of the Insured.  The rider has no expiry date.

If the rider's guarantee is voided because you do not pay the billed loan repayment amount associated with the maximum exercise ratio, as described above, the policy will no longer be subject to the above policy restrictions.  However, the policy changes made on the exercise date will not be reversed and any terminated riders will not be reinstated.  The Owner may subsequently submit a Written Request to reinstate the guarantee along with a loan repayment that is sufficient to cause the ratio of Debt to the Accumulated Value to be equal to or less than the maximum exercise ratio.

There may be tax consequences associated with this rider.  Accordingly, you should consult your tax counsel when considering whether to exercise the rider.

Guaranteed Death Benefit Rider - (This rider is available only under policies applied for on or after October 6, 2008.)  The Guaranteed Death Benefit Rider may provide an important benefit to you until the rider expires on its expiration date or otherwise terminates, as discussed below.  As long as the rider remains in effect, if you pay certain prescribed amounts of premiums, the rider will keep the policy (but not certain riders) in force, even though the policy’s Cash Surrender Value falls to a level that otherwise would cause the policy to terminate (following a Grace Period).  This rider will terminate upon the earliest to occur of the following events: 1) the expiration date of the rider as shown on the policy data page of the policy; 2) the Monthly Anniversary on which the policy fails to satisfy the premium requirement as stated below; 3) policy termination for any other reason.  The rider’s expiration date is the end of the 20th Policy Year or the Insured’s Attained Age 65, whichever is later.  If the policy fails to satisfy the premium requirement, we will notify the Owner and allow the Owner 61 days to correct the situation.  If it is not corrected, this rider terminates.  Once the rider terminates for any reason, it cannot be reinstated.  Only Death Benefit Options A and B are available with this rider.

This rider guarantees that the lesser of the initial Specified Death Benefit or the current Specified Death Benefit will remain in effect, regardless of the investment performance of the Investment Divisions, as long as the following premium requirement is met.  On each Monthly Anniversary, the Company will compare 1) the cumulative amount of actual premiums received to date, minus any then-outstanding Debt and minus the cumulative amount of any partial surrenders to 2) the sum of the Qualifying Monthly Premium Amounts from the Policy Date to the current Monthly Anniversary.  If the cumulative amount of actual premiums received minus Debt and minus the cumulative amount of any partial surrenders is greater than or equal to the sum of the Qualifying Monthly Premium Amounts, then the premium requirement is satisfied.

For example: If the Qualifying Monthly Premium Amount for your policy was $250, your Policy Date is November 1, 2012 and, on the 10th Monthly Anniversary (September 1, 2013 ), the sum of all of the premium you have paid into your policy since issue is $5,000, the sum of all total partial withdrawals you have taken from your policy since issue is $1,000 and your Debt is $0, we would compare the amount of $5,000 - $1,000 - $0 = $4,000 to the amount of 10 x $250 = $2,500.  Since the actual amount of premiums received, minus Debt and minus the cumulative amount of any partial surrenders, is greater than the sum of the Qualifying Monthly Premium Amount from the Policy Date (November 1, 2012 ) to the current Monthly Anniversary (September 1, 2013 ), the premium requirement is satisfied.

The Qualifying Monthly Premium Amount is shown on the policy data page of the policy.  It is the minimum amount of premium per month that must be paid in order for the Guaranteed Death Benefit Rider to remain in force.  It is determined by multiplying (a) a rate per $1,000 (which rate varies by age, class, gender and Death Benefit option) by (b) your policy’s Specified Death Benefit divided by $1,000.  If you increase your Specified Death Benefit, change your Death Benefit option, take a policy loan or partial surrender, or if your insurance underwriting risk classification changes, you may need to pay an additional amount of premiums to maintain the Guaranteed Death Benefit Rider in force.  We will notify you and give you an opportunity to pay additional premium to keep this rider in force.

This rider will be added automatically to all policies applied for on or after October 6, 2008. The guarantee provided by this rider applies only to the Specified Death Benefit and will not cause any other rider to remain in effect beyond the time that the policy or that rider would otherwise terminate in accordance with its terms.  The other riders that we make available with the policies do not affect the Guaranteed Death Benefit Rider; and the addition of the Guaranteed Death Benefit Rider to a policy that also has one or more of such other riders will not reduce the value of the benefits under the Guaranteed Death Benefit Rider or under any of such other riders.  Thus, the Guaranteed Death Benefit Rider is not mutually exclusive of any other available rider.

To the extent there is no Net Accumulated Value to pay the Monthly Deductions under the policy, those deductions will be waived if the Guaranteed Death Benefit Rider keeps the policy from lapsing.  However, such deductions will resume, to the extent that Net Accumulated Value subsequently becomes available to pay those deductions.  (Because the Guaranteed Death Benefit Rider will not keep any other rider for which we charge from terminating, however, charges for any such terminated riders will not resume.)

As noted previously, the Guaranteed Death Benefit Rider will terminate at its expiration date or if you fail to pay enough premiums to keep the rider in force by the end of the grace period that we allow for such payments.  Termination of the rider will have no effect on the policy, other than that the benefits of the rider will no longer be available.  This means that, if the policy’s Cash Surrender Value is not sufficient to continue the policy in force in accordance with its terms, the policy (together with any other remaining riders) may terminate if the Guaranteed Death Benefit Rider terminates.  Also, termination of the Guaranteed Death Benefit Rider will not result in reinstatement of any other riders that terminated while the Guaranteed Death Benefit Rider was in force.

Scheduled Term Insurance Rider - (This rider is available only under policies applied for before October 6, 2008.)  You may increase your total life insurance coverage by adding this rider to your policy.  This rider may be added after the Issue Date and will be effective on the Monthly Anniversary following approval.  This rider enables you to adjust your total coverage under the policy to meet your anticipated needs.  When you apply for this rider, you select a Target Death Benefit, which is your desired amount of total insurance coverage.  The Target Death Benefit may be for the life of the rider or it may be scheduled to change at the beginning of specified Policy Years.  The Target Death Benefit may equal the Specified Death Benefit.  All changes reflected in the schedule of Target Death Benefits must occur on a Policy Anniversary.  The Target Death Benefit cannot be scheduled to be reduced in the first seven Policy Years.  The Target Death Benefit can be changed and will be effective the Monthly Anniversary following our approval.  The Specified Death Benefit must be at least 20% of the Target Death Benefit.  The death benefit coverage under this rider equals the Total Death Benefit minus the Base Death Benefit under the base policy (i.e., determined without considering the rider), but not less than zero.  The rider does not provide a fixed amount of term coverage.  Rather, the rider coverage adjusts automatically to changes in the base policy Death Benefit so that the sum of the rider coverage and the base policy coverage will equal the Total Death Benefit so long as the rider is in effect.  Your Total Death Benefit will depend on which Death Benefit option you have selected.

•	Under Death Benefit Option A, your Total Death Benefit is the greater of (a) the Target Death Benefit or (b) the Minimum Death Benefit.

•	Under Death Benefit Option B, your Total Death Benefit is the greater of (a) the Target Death Benefit plus the Accumulated Value or (b) the Minimum Death Benefit.

•
Under Death Benefit Option C, your Total Death Benefit is the greater of (a) the Target Death Benefit plus the greater of (i) total premiums less total partial surrenders (including any applicable charge) or (ii) zero or (b) the Minimum Death Benefit.

If your Accumulated Value increases sufficiently to require that the Base Death Benefit equal the Total Death Benefit, then the benefit under the rider would be zero.  However, the rider would remain in effect until you remove it from your policy.  Thereafter, if your Accumulated Value later dropped such that the Base Death Benefit were lower than the Total Death Benefit, your rider would resume providing a benefit.

You may increase your coverage under this rider in accordance with our rules for increasing the Specified Death Benefit of the policy and the rules above.  See “Changes in Specified Death Benefit” on page 36 .  However, we will treat a request to increase the death benefit as a request to increase both the Specified Death Benefit and the Target Death Benefit, unless you specifically request otherwise.

You may decrease your coverage under this rider in accordance with our rules for decreasing the Specified Death Benefit of the policy.  See “Changes in Specified Death Benefit” at page 36 .  Approved reductions will apply first to the rider coverage, then to previously approved increases in the Specified Death Benefit, and then to the original Specified Death Benefit.  We may refuse to effect scheduled increases in Target Death Benefit if you cancel a scheduled change or ask for an unscheduled decrease in your Target Death Benefit.  Partial surrenders, changes from Death Benefit Option A to Option B, and decreases in your death benefit coverage may reduce the amount of your Target Death Benefit in the same manner as those transactions would reduce your policy's Specified Death Benefit.  See “Partial Surrenders” on page 42 and “Changes in Death Benefit Option” on page 36 .

We deduct a separate monthly cost of insurance charge for coverage under this rider.  The cost of insurance charge will equal the benefit under the rider times the applicable cost of insurance rate as of the applicable Monthly Anniversary.  The cost of insurance rate will be determined by us from time to time, based on the Insured's age at issue of the rider, sex and underwriting risk class, and the number of years since the rider was issued.  This rider expires at the Insured's Attained Age 100.  We also deduct a monthly administrative charge on the excess of the Target Death Benefit over the Specified Death Benefit which will be the same as the monthly administrative charge under the base policy (this is deducted even if the rider benefit is reduced to zero).  The total charges you may pay under a policy with this rider may be more or less than you would pay if all of the coverage were provided under the base policy alone.  We do not charge a sales charge or surrender charge under this rider.  If you increase the Target Death Benefit after the rider is issued, we may require satisfactory evidence of insurability, and we will determine the applicable underwriting risk class and cost of insurance charge separately for the additional coverage.

This rider has no surrender value and does not contribute to the Accumulated Value.  The only benefit payable under this rider is the additional death benefit.  Benefits under this rider are not covered by the Guaranteed Minimum Death Benefit Rider (“GMDB”).  Accordingly, if the GMDB is in force and the Net Accumulated Value is insufficient to pay charges as they come due and you do not pay sufficient additional premium (see “Termination and Grace Period” on page 45 ), this rider will terminate; thereafter, if your policy has a GMDB Rider in effect, only the coverage provided by the base policy will remain in force.

Commissions payable to sales representatives on the sale of policies with a Scheduled Term Insurance Rider are calculated based on the total premium payments made for the base policy and the rider.  The commissions will vary depending on the ratio of the death benefit for the base policy and the rider.  The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases.

Waiver of Monthly Deductions Rider.  In the event of the Insured's total disability commencing before the Policy Anniversary after the Insured reaches Attained Age 60, we will waive the Monthly Deduction for the policy and any rider then in effect during the continuance of the disability.  Eligible issue ages for this rider are 18-55.  You may not select both this rider and the Waiver of Specified Premium Rider.  Policy changes that would result in a larger Monthly Deduction may be restricted during a period of disability.  These changes could include the addition of an additional Other Insured Term Insurance Rider or benefits requiring evidence of insurability.  The policy may lapse if Debt is greater than the Accumulated Value less the surrender charge.

Waiver of Specified Premium Rider.  In the event of the Insured's total disability commencing before the Policy Anniversary corresponding to the Insured's Attained Age 60, we will pay a specified monthly premium into the policy during the continuance of the disability.  Eligible issue ages for this rider are 18-55.  You may not select both this rider and the Waiver of Monthly Deduction Rider.  Payment of the specified premium may not be sufficient to keep the policy in force during the period of disability.

Guaranteed Minimum Death Benefit Rider.  See “Guaranteed Minimum Death Benefit” on page 16 .  (As of October 6, 2008, we are no longer taking applications to add this rider to any policy.)

Protector Term Insurance Rider.  (As of November 3, 2008, we are no longer taking applications to add this rider to any policy.)   This rider provides renewable and convertible term insurance coverage on the base Insured (Rider Insured) up to the Rider Insured's Attained Age 95, subject to the terms of the rider.  The term periods available are 10, 15, 20 and 30 years but only one rider may be attached to the policy.  Until the earlier of the end of the term period or the Rider Insured's 80th birthday, this rider may be converted to other permanent insurance we then offer for conversion (except term insurance).  You may not be permitted to reduce or remove the rider if it would cause the policy to fail the definition of life insurance.  Accordingly, you should consult your tax counsel before removing or reducing the rider.

Other Insured Term Insurance Rider.  This rider provides term insurance coverage on an additional person up to the earlier of the Insured's Attained Age 121 (age 100 under policies applied for before October 6, 2008) or the Rider Insured's Attained Age 121 (age 100 under policies applied for before October 6, 2008), subject to the terms of the rider.  If the Rider Insured is not related to the Insured on the policy and the policy is not a MEC, the charges deducted for this rider may be treated as distributions for tax purposes and accordingly reduce the cost basis of the policy.  For MEC contracts, the charges for the Rider Insured's who are not related to the Insured may be treated as taxable distributions for tax purposes, to the extent there is a gain in the contract.  You should consult a qualified tax adviser for more information.  At any time before or on the Rider Insured's 65th birthday, this rider may be converted to other permanent insurance we then offer for conversion (except term insurance).  You may not be permitted to reduce or remove the rider if it would cause the policy to fail the definition of life insurance.  Accordingly, you should consult your tax counsel before removing or reducing the rider.

Child Insurance Rider.  This rider provides for term insurance on the Insured's children.  We provide coverage until the earlier of the 22nd birthday of each child (issue ages: 14 days to 18th birthday) or the end of the premium paying period for the rider.  The rider expires at the Insured's Attained Age 65.  Up to 5 units may be purchased.  Each unit provides $5,000 of term coverage on each Insured child.  If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 22.  The rider may be exchanged for a whole life policy on the earlier of each child's 22nd birthday and the Insured's 65th birthday.  We do not require evidence of insurability to exchange the rider.

Policy Loans.  While the policy is in force, and not in the Grace Period, and after the Allocation Date, you may borrow money from us using the policy as the only security for your loan, subject to some limitations.  Loans have priority over the claims of any assignee or any other person.  Any outstanding policy loans and loan interest reduce the amount you may request.  In addition, if you have named an irrevocable beneficiary, you must also obtain his or her written consent before we make a policy loan to you.  You may borrow up to the maximum loan amount, which except for Day 1 Loans, is the Cash Surrender Value in effect as of the end of the Valuation Period in which we grant your request minus the Monthly Deductions to your next Policy Anniversary, or the next following Policy Anniversary if the loan is within 30 days of a Policy Anniversary.  For Day 1 Loans, the maximum loan amount is up to 90% of your premium payment, and this depends on the anticipated Monthly Deductions to which your policy will be subject to keep it in force.  The minimum loan amount is $500.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our Service Center.  We may, however, postpone payment in the circumstances described below in “Postponement of Payment.”

When we make a policy loan to you, we transfer to the Loan Account a portion of the Accumulated Value equal to the loan amount.  We make these transfers pro rata from the Investment Divisions and the Fixed Account, unless you instruct us otherwise in writing.  We credit interest to the Loan Account at 3% annually.

Interest on policy loans accrues daily and is due at the end of each Policy Year.  If you do not pay the interest on a policy loan when due, the unpaid interest becomes part of the policy loan and accrues interest at the same rate.  In addition, on each Policy Anniversary, the value of the Loan Account is set equal to the Debt.  Accordingly, we transfer to the Loan Account an amount of Accumulated Value equal to the amount by which the Debt exceeds the value of the Loan Account.  Similarly, if the value in the Loan Account exceeds Debt, we transfer the excess from the Loan Account to the Investment Divisions and the Fixed Account proportionally based on your selections.

Day 1 Loans, if available, may only be taken in conjunction with a 1035 transfer (or 1035 exchange) of a policy with an existing loan for this policy.  Loans accrue interest daily at an annual simple interest rate of 4% during your first through fifth Policy Years (first through tenth Policy Years for policies applied for before October 6, 2008).  Thereafter, the rate of loan interest will be 3%, except that, under policies applied for on or after October 6, 2008, the Company reserves the right to increase this rate to 3.25%.  In contrast, amounts allocated to the Loan Account as collateral for such loans accrue compounded interest daily at an annual effective interest rate of 3%.

While the policy is in force, you may repay all or part of a policy loan without any penalty.  To repay a loan in full, the loan repayment must equal the Debt.  If you intend a payment to be a loan repayment rather than additional premium, you must clearly identify the payment as such or we treat it as additional premium.  We apply all loan repayments first to the loan principal, and then to the accrued loan interest.  (If you applied for your policy before October 6, 2008, we first apply all loan repayments to any standard loans you may have taken.)  When we receive a loan repayment, we transfer an equal amount from the Loan Account to the Investment Divisions and Fixed Account according to the most recent premium allocation instructions on file, unless you instruct us otherwise.  We reserve the right to require loan repayments to be credited to the Fixed Account to the extent that was the source of the loan being repaid.  We may refuse any loan repayment less than $25.  An overpayment of a loan may be treated as either as additional premium or it will be refunded at our election unless you specify in writing with your payment that any overpayment should be refunded.

If the total outstanding Debt exceeds the Accumulated Value less the surrender charge of your policy, we notify you and any assignee in writing.  To keep the policy in force, we require you to pay a premium sufficient to keep the policy in force for at least three more months.  If you do not pay us sufficient premium within the Grace Period, your policy lapses and terminates without value.  As explained below in the section entitled “Reinstatement,” you may subsequently reinstate the policy by either repayment or reimbursement of any Debt that was outstanding at the end of the Grace Period, however the loan cannot be reinstated.  If your policy lapses while a policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences.

A policy loan, whether or not repaid, will have a permanent effect on your Accumulated Value because the investment results of each Investment Division and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts.  The longer a loan is outstanding, the greater the effect is likely to be.  The effect could be favorable or unfavorable.  If the Investment Divisions and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Accumulated Value will not increase as rapidly as it would if you had not taken a policy loan.  If the Investment Divisions and/or Fixed Account earn less than that rate, then your Accumulated Value will be greater than it would have been if you had not taken a policy loan.  The combination of an increasing loan balance, deduction for contract charges and fees, and unfavorable investment performance may cause the policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the policy.  Also, if you do not repay a policy loan, your Debt reduces the Death Benefit and Cash Surrender Value otherwise payable.

In addition, you may realize taxable income when you take a policy loan.  If your policy is treated as a modified endowment contract for federal tax purposes, policy loans are treated as partial surrenders for tax purposes, and the amount of the loan equal to any increase in your Accumulated Value may be treated as taxable income to you.  In addition, you may also incur an additional 10% percent penalty tax.  This penalty tax will not apply to any amounts: (1) paid on or after the date you reach age 59½, (2) paid to your beneficiary after you die or (3) paid if you become totally disabled (as that term is defined in the Code).

You should also be aware that interest on policy loans is generally not deductible.  Before you take a policy loan, you should consult your tax adviser and carefully consider the potential impact of a policy loan on your rights and benefits under the policy.

Surrenders.  While your policy is in force, you may surrender your policy.  Your policy terminates on the day we receive your Written Request in good order.  You must submit your policy or a lost policy affidavit to our Service Center with your written surrender request.

Upon surrender, we pay you the Cash Surrender Value determined as of the day we receive your Written Request.  The Cash Surrender Value equals the Accumulated Value, minus the surrender charge minus any Debt.  The surrender charge is described in “Surrender Charge” below.  Generally, we pay you the Cash Surrender Value of your policy within seven days of our receipt of your Written Request.  You may not reinstate the policy once it is surrendered.  We have set forth the tax consequences of surrendering the policy in “Federal Tax Considerations” below.

We may in our discretion make available payment options to which you may apply surrender proceeds in order to receive a stream of periodic payments.  If you choose a payment option, we will offer a supplemental agreement setting forth the terms of the selected option.  For information about the payment options we currently offer, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus.  At any time in our discretion we may change the selection or the terms of the payment options we then offer, or discontinue offering payment options.

Surrendering your policy and applying the proceeds to a payment option may result in your being deemed to receive taxable income.  Accordingly, before following this course of action you should consult a qualified tax adviser.

Partial Surrenders.  While your policy is in force after the first Policy Year, you may withdraw a portion of your Cash Surrender Value by sending a Written Request to our Service Center.

Your Written Request for a partial surrender will be effective on the day we receive it at our Service Center, or, if not a Valuation Day, the next day that is a Valuation Day.  We pay you the amount requested and we deduct that amount plus any applicable surrender charge and a partial surrender fee not to exceed $25 from your Accumulated Value.  The minimum partial surrender amount is $500.  We will not permit a partial surrender to reduce the Cash Surrender Value to an amount less than or equal to the equivalent of the next three Monthly Deductions.  If your partial surrender would exceed that limit, we will notify you and give you the option of withdrawing your request or surrendering your policy.  Unless you request otherwise, we take the partial surrender from the Investment Divisions and the Fixed Account in proportion to each one's respective value at the time.  The amount withdrawn from the Fixed Account may not exceed the total amount withdrawn times the ratio of the Fixed Account Value to the value in the Investment Divisions and Fixed Account immediately before the partial surrender.

A partial surrender may reduce the Specified Death Benefit (and the Target Death Benefit, if your policy has a Scheduled Term Insurance Rider) under your policy as well as the Accumulated Value.  (The Scheduled Term Insurance Rider is an option that you may have selected, but only if you applied for your policy before October 6, 2008.)  The effect on the Death Benefit will depend on the Death Benefit option then in effect.

For policies with Death Benefit Option A:

If your policy does not have a Scheduled term Insurance Rider:

If the Minimum Death Benefit is less than or equal to the Specified Death Benefit, we will reduce the Specified Death Benefit by the partial surrender amount.  Otherwise if your Death Benefit equals the Minimum Death Benefit, we will reduce the Specified Death Benefit by the amount by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender.

Example:  The following example illustrates the effect of a partial surrender on a policy having the indicated values, where the Base Death Benefit equals the Minimum Death Benefit.  The example assumes a corridor percentage of 250% and a total partial surrender amount of $20,000.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$84,000	$64,000
Specified Death Benefit (A)	$200,000	$190,000
Minimum Death Benefit (B)	$210,000 ($84,000 x 250%)	$160,000 ($64,000 x 250%)
Base Death Benefit	$210,000 (greater of A and B)	$190,000 (greater of A and B)

As shown above, the Accumulated Value is reduced by $20,000, the total amount of the partial surrender, while the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender.

If your policy has a Scheduled Term Insurance Rider:

If the Minimum Death Benefit is less than or equal to the Specified Death Benefit, we will reduce the Specified Death Benefit and the Target Death Benefit by the partial surrender amount.  If the Minimum Death Benefit is greater than the Specified Death Benefit but less than or equal to the Target Death Benefit, we will reduce the Specified Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender, and we will reduce the Target Death Benefit by the partial surrender amount.  If the Minimum Death Benefit is greater than the Specified Death Benefit and the Target Death Benefit, we will reduce the Specified Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender, and we will reduce the Target Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Target Death Benefit immediately before the partial surrender.  See Appendix A for examples of how your insurance coverage would change under Death Benefit Option A as the result of a partial surrender.

For policies with Death Benefit Option B:

A partial surrender generally does not affect the Specified Death Benefit (or, for policies with the Scheduled Term Insurance Rider, the Target Death Benefit).  However, the Death Benefit Proceeds (i.e., the net dollar amount that we actually pay upon the Insured’s death) typically are reduced dollar-for dollar.  That is because the Death Benefit Proceeds under Death Benefit Option B are typically equal to the Specified Death Benefit (or, if applicable, the Target Death Benefit), plus the policy’s Accumulated Value, and minus any Debt and due and unpaid charges.  Thus, because a partial surrender will reduce the Accumulated Value, it will also reduce the Death Benefit Proceeds, even though it does not change the Specified Death Benefit (or Target Death Benefit).

For policies with Death Benefit Option C:

If the partial surrender amount is less than the total premiums paid minus the total of all prior partial surrenders (including related charges), the Specified Death Benefit and the Target Death Benefit (if any) will not be reduced.  Otherwise, the Specified Death Benefit is reduced by the amount by which the partial surrender amount exceeds the greater of: (1) total premiums paid minus the sum of all prior partial surrender amounts (including related charges), (2) the Minimum Death Benefit less the Specified Death Benefit or (3) zero.  The Target Death Benefit (if any) is reduced by the amount that the partial surrender amount exceeds the greater of (1) total premium minus the sum of all prior partial surrender amounts (including related charges), (2) the Minimum Death Benefit less the Target Death Benefit or (3) zero.

Example for policies with Death Benefit Option C:  The following example illustrates the effect of a partial surrender on an Option C policy having the indicated values, where the Base Death Benefit equals the Minimum Death Benefit.  The example assumes a corridor percentage of 250% and a partial surrender amount of $70,000.

Partial Surrender - $70,000

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$84,000	$14,000
Total Premiums Paid	$65,000	$65,000
Total Partial Surrenders	$5,000	$75,000
Specified Death Benefit	$150,000	$140,000
Minimum Death Benefit	$210,000 ($84,000 x 250%)	$35,000 ($14,000 x 250%)
Base Death Benefit	$210,000	$140,000

As shown above, the Accumulated Value is reduced by $70,000, the total amount of the partial surrender.  The Specified Death Benefit is reduced by $10,000, which is the amount by which the partial surrender ($70,000) exceeded the total premiums paid ($65,000) minus the sum of all prior partial surrenders ($5,000).

Partial surrenders are not permitted if the Death Benefit reduction would reduce the Specified Death Benefit below the minimum Specified Death Benefit ($100,000) or cause the policy to lose its status as life insurance under the Code.  If the Scheduled Term Insurance Rider is elected, the death benefit will be re-calculated upon partial surrender.

A partial surrender may give rise to taxable income.  Also, we will notify you if a partial surrender would cause your policy to be treated as a modified endowment contract for tax purposes, so that you can decide whether to pursue the partial surrender or modify or withdraw it to avoid modified endowment contract status.  We recommend that you consult your tax adviser before making a partial surrender.  The tax consequences of making a partial surrender are discussed in “Federal Tax Considerations.”

Status of Policy at Attained Age 121 (Attained Age 100 if you applied for your policy before October 6, 2008).  If your Cash Surrender Value is greater than zero at the Insured's Attained Age 121 (or, if applicable, age 100), your policy will remain in force subject to the following changes:

(1)
We will transfer all of your Accumulated Value to the Fixed Account, and the Investment Divisions no longer will be available under your policy.  For policies issued in the state of Florida, this transfer will not occur unless requested by the Owner;

(2)	We will stop charging the Monthly Deduction;

(3)
The Death Benefit option will change to Option A, and no further changes in Death Benefit option will be permitted.  If your policy has an in force Scheduled Term Insurance Rider, the Specified Death Benefit under the policy will be changed to equal the Target Death Benefit and coverage under the rider will terminate;

(4)
No additional premiums will be accepted and no changes in Specified Death Benefit will be permitted (other than any Specified Death Benefit decreases that result automatically from partial surrenders);

(5)	Dollar cost averaging and rebalancing, if applicable, terminate;

(6)	Riders will terminate as provided in the Rider form; and

(7)	Partial surrenders and policy loans (loan interest will continue to accrue) will continue to be allowed.

If you have outstanding Debt, loan repayments may be necessary to maintain a positive Cash Surrender Value since loan interest will continue to accrue.

Termination and Grace Period.  Your policy will terminate and life insurance coverage will end when one of the following events first occurs:

(a)	you surrender your policy;

(b)	the Grace Period ends and your policy lapses; or

(c)	the Insured dies.

Your policy will enter the Grace Period if your Cash Surrender Value on any Monthly Anniversary is insufficient to pay a Monthly Deduction when due or is $0 or less, unless the Guaranteed Minimum Death Benefit or the Guaranteed Death Benefit is in effect or the Minimum Premium criteria is satisfied (see below).  We will send you and any assignee notice of the amount necessary to keep your policy in force.  That amount generally is equal to the next three Monthly Deductions and the applicable Premium Charges or a greater amount if needed to have the Cash Surrender Value positive three months later.  If you do not pay that amount by the end of the Grace Period, your policy will lapse without value and coverage will end.

Minimum Premium criteria:  If within the first five Policy Years (three Policy Years if you applied for your policy before October 6, 2008) the actual Premium received minus any partial surrender amounts (less related charges and Debt) is greater than the sum of the monthly Minimum Premiums between the Policy Date and the Monthly Anniversary, the Policy will not enter the Grace Period if the Net Accumulated Value is greater than zero.

The policy will continue in effect through the Grace Period.  If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions.  However, we will reduce the proceeds by any overdue charges.

If the Insured is within two months of age 121 (age 100 if you applied for your policy before October 6, 2008) when the Policy goes into the Grace Period, the Owner will be required to pay an amount at least equal to the unpaid Monthly Deductions to keep the Policy in force to age 121 (age 100 if applicable) plus the applicable sales and tax charges.  The cost of insurance charges in the Monthly Deduction calculation will be based on the most recently paid cost of insurance charge as of the day the Grace Period begins.  All allocations are transferred to the Fixed Account.

Reinstatement.  If your policy lapses, you may apply for reinstatement of the policy within five years of the date of lapse by sending a Written Request to our Service Center.  We will require satisfactory evidence of the insurability of the Insured at the same underwriting risk classification as at the time of issuance of the policy.  The reinstatement amount (or charge) must be sufficient to cover all past due Monthly Deductions assessed during the Grace Period, plus the next three Monthly Deductions and the applicable sales and tax charges.  Policy loans will not be restored on reinstatement.

The Accumulated Value on the reinstatement date will equal the Accumulated Value at the time of lapse, minus any Debt, plus any additional Net Premium that is not considered payment of past due charges.  The Accumulated Value will be allocated to the Investment Divisions and Fixed Account according to your most recent allocation instructions.  The Death Benefit of the reinstated policy cannot exceed the Death Benefit at the time of lapse.  The surrender charge in effect upon reinstatement will be the surrender charge that existed on the date of lapse.  The Sales Charge, Policy Fee, Administrative Charge and Asset Based Risk Charge will be reinstated at the duration in effect when the policy lapsed.  The Cost of Insurance Charge will be reinstated at the duration in effect on the reinstatement date.

Right to Examine the Policy.  In most states, you may cancel your policy by returning it to us within ten days after you receive it.  The Right to Examine Period may be longer (i) in some states, (ii) if you acquire your policy as a replacement for another insurance policy, or (iii) if you are a senior citizen.  If you return your policy, the policy terminates and we will pay you an amount equal to your total premium paid, less any partial surrender and any policy loans.  In some states, however, we will return the Accumulated Value plus fees and charges.  We will pay the refund within seven days of receiving your request and the policy.  No surrender charge is imposed upon return of a policy within the Right to Examine Period.  Also in some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the right to examine the policy period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  If the policy’s Cash Surrender Value is higher than the amount otherwise described in this paragraph as being payable upon return of the policy pursuant to the right to examine, we will pay that higher amount instead.  In cases where the amount we pay upon return of the policy is the total premium paid (less any partial surrender and policy loans), we do not pay any Fixed Account interest (or any other return) for the period while the policy was outstanding.  However, where the amount we pay is based on the policy’s value, that value will include any such Fixed Account interest (and reflect any gains or losses under any variable investment option in which the policy’s value was invested).

Postponement of Payment.  We may defer for up to fifteen days the payment of any amount attributable to premium paid by check to allow the check a reasonable time to clear.  We ordinarily pay any amount attributable to your Accumulated Value allocated to the Separate Account within seven days, except that we may suspend or postpone any transfers or payments to or from the Investment Divisions if any of the following events occur:

(1)	The New York Stock Exchange is closed (other than customary weekend and holiday closings).

(2)	Trading on the New York Stock Exchange is restricted.

(3)
An emergency exists, as determined by the Securities and Exchange Commission, so that it is not reasonably practicable to dispose of the Separate Account's investments or to determine the value of its assets.

(4)	The Securities and Exchange Commission by order so permits for your protection.

In addition, we may delay payment from the Fixed Account for up to six months.  We will pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

CHARGES AND DEDUCTIONS

We assess charges and deductions under the policies from your premium and against your value in the Investment Divisions and the Accumulated Value generally.  Additional charges and expenses are paid out of the Underlying Mutual Funds' assets, as described in the prospectuses of the Underlying Mutual Funds.

Premium Charges.  Before we allocate a premium to the Accumulated Value, we subtract the Premium Charges.  The three Premium Charges are:  the sales charge, the premium tax charge, and the federal (DAC) tax charge.  Premium received as the result of a Section 1035 exchange is subject to the Premium Charges.  In the case of a 1035 exchange of a policy with an existing policy loan for this policy; the cash portion of the transfer will be subject to all Premium Charges and the loan amount will be subject to only the premium tax charge and federal tax charge.

Sales Charge.  The sales charge may never exceed 6% of all premium paid.  This charge is intended primarily to help us pay for actual sales expenses, which include sales representatives' sales commissions and other sales and distribution expenses.  The current sales charge is 6% for years 1-5 and 4% for years 6+ (up to the Target Premium).  There is currently no Sales Charge on premiums in excess of the Target Premium for a given Policy Year.  Premium received 15 days or less in advance of the Policy Anniversary will be considered premium for the next Policy Year for purposes of calculating Sales Charges.  This will result in the payment of a higher Sales Charge if the premium would otherwise have been in excess of the Target Premium for the Policy Year in which it was received.  See “Premiums” on page 15 for more information.

State and Local Premium Tax Charge.  Unless prohibited by state law, the premium tax charge is 2.5% of each premium in all years.  It is intended to help us pay state and local premium taxes.

The premium tax charge represents an approximate average of the premium taxes we expect to pay.  Unless prohibited by state law, we do not vary the premium tax charge to reflect difference in individual states' tax rates, or the absence of premium tax in certain states.  Accordingly, this charge may be higher or lower than the premium tax rate in your state.  We may impose the premium tax charge in states that do not have a premium tax.  State premium tax rates currently range from 0 to 4%.  For policies issued in North Carolina, the premium tax charge will equal that state's premium tax rate, currently 1.9%.  We reserve the right to increase or decrease this charge due to any change in tax law or premium taxes we expect to pay.

Federal (DAC) Tax Charge.  The federal (DAC) tax charge is 1.5% of each premium in all years.  It is intended to help us pay the cost of certain Federal taxes and other expenses related to the receipt of premiums.

Asset Based Risk Charge.  On each Valuation Day, we deduct from the Investment Divisions the Asset Based Risk Charge.  This charge is reflected in the value of Accumulation Units of each Investment Division.

The Asset Based Risk Charge compensates Jackson for numerous risks it assumes in connection with the policies.  These include the risk that the cost of insurance charge will be insufficient to meet the claims and risks under the Minimum Death Benefit.  We also assume a risk that on the Monthly Anniversary preceding the death of an Insured the Death Benefit will exceed the amount on which the cost of insurance charges were based.  For policies applied for on or after October 6, 2008, this charge also compensates us for the risks we assume under the Guaranteed Death Benefit Rider.  This charge also compensates us for the risk that actual expenses incurred in issuing and administering the policies will exceed those expected to be incurred.  The foregoing are merely examples of some of the risks for which this charge is intended to compensate us.  The Asset Based Risk Charge will never exceed 1.00% on an annual basis.  The current Asset Based Risk Charge is 0.90% annually in years 1-10, 0.25% annually in years 11-20 and 0% in years 21+.

Monthly Deduction.  As of the Commencement Date and each Monthly Anniversary, we deduct from your Accumulated Value a Monthly Deduction to cover certain charges and expenses in connection with the policy.  If the Monthly Anniversary falls on a day other than a Valuation Day, the Monthly Deduction will be determined using the Accumulation Unit Values determined on the next Valuation Day.  If the Policy Date is prior to the Commencement Date, any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deduction, will be taken on the next Monthly Anniversary.

The Monthly Deduction is the sum of the following items:

(1)	the cost of insurance charge for your policy;

(2)	the monthly policy fee;

(3)	the monthly administrative charge; and

(4)	the cost of additional benefits provided by rider, if any.

You may specify the Investment Divisions and the Fixed Account from which you wish us to deduct the Monthly Deduction.  If you do not, we will deduct the Monthly Deduction from the Investment Divisions and Fixed Account in proportion to their value on the Monthly Anniversary.

Cost of Insurance Charge.  The cost of insurance charge is effective as of the Policy Date and deducted as of the Commencement Date and each Monthly Anniversary thereafter by reduction of value of the Fixed Account(s) and canceling Accumulation Units when deducted from an Investment Division.  If the Policy Date is prior to the Commencement Date the charges would occur on the next Monthly Anniversary.  The cost of insurance charge is intended primarily to compensate us for providing life insurance coverage for the Insured.  We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the table of guaranteed maximum monthly cost of insurance rates in your policy.  The cost of insurance charge is calculated based on the Net Amount at Risk.  The Net Amount at Risk for the Death Benefit options is as follows:

Option A – The greater of:  1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Accumulated Value or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum rate of interest, minus Accumulated Value.

Option B – The greater of: 1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate minus the Accumulated Value.

Option C – The greater of: 1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, plus the greater of the sum of all Premium paid minus all prior total partial surrender amounts or zero, minus the Accumulated Value or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Accumulated Value.

The guaranteed cost of insurance charges vary based on your policy's Specified Death Benefit, Attained Age, and substandard rating.  Thus, the rates differ from year to year.  The cost of insurance charge covers our anticipated costs for standard and substandard ratings.  The current rate is determined by us, but it will never exceed the guaranteed rates shown in your policy.

The Accumulated Value may vary month to month, based on the performance of the Investment Divisions you have selected, the addition of interests credited to your Fixed Account and Loan Account (if any), the deduction of charges, and any other policy transactions.  Under policies with an Option A or Option C death benefit, increases in Accumulated Value generally decrease the Net Amount at Risk; conversely, decreases in the Accumulated Value increase the Net Amount at Risk.  Since the cost of insurance charge is based on the Net Amount at Risk, your cost of insurance charges probably will be correspondingly different each month.  Under policies with an Option B death benefit, however the Net Amount of Risk does not vary with changes in the Accumulated Value.  Accordingly, under Option B a change in Accumulated Value generally does not affect your monthly cost of insurance charge.  Under any Death Benefit option, however, if your death benefit equals Minimum Death Benefit, changes in Accumulated Value will affect the Net Amount at Risk, because your death benefit will equal the Accumulated Value times a specified percentage.  In that circumstance, increases in Accumulated Value increase the Net Amount at Risk and, accordingly, your monthly cost of insurance charge.

We determine the cost of insurance charge separately for the initial Specified Death Benefit and each subsequent increase.  The cost of insurance charge for an increase reflects circumstances, such as the Insured's age and health status, at the time of the increase.

We charge a lower current cost of insurance rate for policies with a Specified Death Benefit or Target Death Benefit of $1,000,000 or above.  If an increase (or decrease) in the Specified Death Benefit or Target Death Benefit causes a crossover from one band to the next, the monthly cost of insurance charge immediately following the increase will reflect the lower (or higher) cost of insurance rate.

Monthly Policy Fee.  We start deducting this fee as of the Commencement Date.  If the Policy Date is prior to the Commencement Date any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deduction, will be taken on the next Monthly Anniversary.  We will deduct the charges for those months that have elapsed from the Policy Date to the Commencement Date.  Each month we deduct a monthly policy fee.  It is $15 per month for the first three Policy Years and $7.50 per month thereafter.  The monthly policy fee compensates Jackson primarily for expenses of policy administration, including those associated with preparing the policies and confirmations, maintenance of Owner records, and the cost of other services necessary to service Owners, as well as those administrative expenses listed above attributable to both the policies and the Separate Account.

Monthly Administrative Charge.  We start deducting this fee as of the Commencement Date unless the Policy Date is prior to the Commencement Date whereby the charges would occur on the next Monthly Anniversary.  We will deduct the charges for those months that have elapsed from the Policy Date to the Commencement Date.  The monthly administrative charge is $0.07 per month per $1,000 of Specified Death Benefit up to $2 million in Policy Years 1-10 and $0.01 per month per $1,000 (up to $2 million) thereafter.

If you request an increase in Specified Death Benefit under a policy applied for on or after October 6, 2008, we will impose an additional monthly administrative charge.  For each such increase, the additional charge will be (a) $0.07 per month per $1,000 of the increase (up to $2 million of increase) for 10 years from the date of the increase and (b) $0.01 per month per $1,000 of increase (up to $2 million of increase) thereafter.

The administrative charge compensates us primarily for our administrative expenses in connection with the issue and maintenance of the policies and initial preparation and maintenance of the Separate Account.  We perform or delegate all such administrative functions, which include preparation of annual reports and statements, maintenance of Investment Division and Separate Account records, and filing fees.  In addition, certain expenses such as administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, and costs associated with accounting, valuation, regulatory and reporting requirements are attributable to both the policies and maintenance of the Separate Account.

Surrender Charge.  If you surrender your policy or take a partial surrender, we may subtract a surrender charge from the proceeds.  The surrender charge on a total surrender equals the amount shown in the surrender charge table in your policy, plus any additional surrender charge due to increases in the Specified Death Benefit of your policy.  The amount of the surrender charge decreases over time.

Initial Surrender Charge.  When we issue your policy, we determine the initial surrender charge.  To determine the initial surrender charge, we multiply the Specified Death Benefit of your policy by a rate per thousand dollars of Specified Death Benefit.  The applicable rate depends on the Insured's age at issue, sex and rate class.  For example, if the Insured is age 45 when your policy is issued, the applicable rates per thousand are as follows:

Male, Preferred, Nonsmoker	$15.88
Female, Preferred Nonsmoker	$12.73

Accordingly, if the Insured were a male standard class age 45 and the policy's Specified Death Benefit were $100,000, the surrender charge initially would be $1,588.  The rates for each category are greater or lesser according to the age of the Insured when your policy is issued.

The surrender charge decreases each year over a period of 9 years from issue.  If you surrender your policy after 9 Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Specified Death Benefit of your policy, as explained above.)  The following table shows the 9-year surrender charge schedule for a male standard class age 45:

Policy Year	Surrender Charge per $1,000
1	$15.88
2	$14.12
3	$12.35
4	$10.59
5	$ 8.82
6	$ 7.06
7	$ 5.29
8	$ 3.53
9	$ 1.76
10+	$0

Thus, in the example given above, if the policy were surrendered during the 7th Policy Year, the surrender charge would equal $529.  The surrender charge decreases over the nine-year period by varying rates depending upon the issue age, sex and underwriting classification of the Insured.

Surrender Charge on Changes in Specified Death Benefit.  If you increase the Specified Death Benefit of your policy, we will impose an additional surrender charge.  We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured's age and rating class at the time of the increase, rather than at the time your policy was issued.  Surrender charges will not be assessed to reduction in Specified Death Benefit.

The surrender charge on an increase also decreases over a 9-year period, starting from the effective date of the increase.  If you surrender your policy or make a partial surrender, we separately calculate the surrender charge applicable to the Specified Death Benefit amount and each increase and add those amounts to determine the total surrender charge.  If you decrease the Specified Death Benefit the applicable surrender charge remains the same.

We include in your policy a table showing the surrender charge rates for each duration applicable to the policy.  For additional information concerning the rates applicable to you, please consult your sales representative.

Example: The following example illustrates the calculation of the surrender charge for a policy that has had a post issue increase in the Specified Death Benefit.  Assuming a male standard nonsmoker age 45 at issue, an Initial Specified Death Benefit of $200,000, a post issue increase in the Specified Death Benefit of $50,000 effective on the 3rd policy anniversary, and no prior partial withdrawals, the surrender charge on a full surrender during the 6th policy year would be equal to (A) plus (B) where:

(A)	Is the initial Specified Death Benefit, multiplied by the 6th year surrender charge rate from the age 45 male standard nonsmoker surrender charge schedule, divided by $1,000

($200,000 x $7.06/$1,000) = $1,412.00

(B)	Is the amount of the Specified Death Benefit increase, multiplied by the 3rd year surrender charge rate from the age 48 male standard nonsmoker surrender charge schedule, divided by $1,000

($50,000 x $14.13/$1,000) = $706.50

The total surrender charge is $1,412.00 + $706.50 = $2,118.50

Surrender Charge on Partial Surrenders.  If you take a partial surrender, we will deduct a portion of the then current surrender charge and the partial surrender fee from your partial surrender proceeds.  The formula used to calculate the surrender charge on a partial surrender is as follows:

PW - $25	x ASC
AV - $25

Where:

PW	=	the total amount withdrawn, prior to any deductions;
AV	=	the Accumulated Value prior to the partial surrender;
$25	=	the partial surrender fee; and
ASC	=	the then current surrender charge on a total surrender, minus all surrender charges imposed on prior partial surrenders

Example: The following example illustrates the calculation of a partial surrender charge.  (The partial surrender charge is calculated in exactly the same way regardless of whether the full surrender charge is wholly attributable to the initial Specified Death Benefit or whether all or part of the full surrender charge is attributable to one or more Specified Death Benefit increases.)

Assume a full surrender charge equal to that calculated in the example above ($2,118.50, which, in this case, is attributable in part to the initial Specified Death Benefit and in part to a Specified Death Benefit Increase), an Accumulated Value of $45,000, partial withdrawal request of $10,000, and no prior partial withdrawals:

PW	=	$10,000;
AV	=	$45,000;
ASC	=	$2,118.50

Then, using the formula stated above, the surrender charge on a partial surrender during the 6th policy year would be equal to:

$10,000 (PW) - $25	x $2,118.50 (ASC)
$45,000 (AV) - $25

(PW less $25) is the requested partial withdrawal less the $25 partial surrender fee ($10,000 - $25 = $9,975).

(AV less $25) is the Accumulated Value less the $25 partial surrender fee ($45,000 - $25 = $44,975).

(ASC) is the full surrender charge less any surrender charges imposed upon prior partial surrenders ($2,118.50 - $0).

Therefore, in this example, the partial surrender charge is ($9,975/$44,975) x $2,118.50 = $469.86

The sales charge (in part) and the surrender charge are imposed primarily to cover our actual sales expenses, which include sales representatives' sales commissions and other sales and distribution expenses.  We expect to recover total sales expenses of the policies over the life of the policies.  However, the sales charge and surrender charge paid with respect to a particular policy may be higher or lower than the distribution expenses we incurred in connection with that policy.  To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the asset based charge on the Separate Account assets and the other charges imposed under the policies.

Transfer Charge.  You may make 15 transfers free of charge in any Policy Year.  The Allocation Date transfer and transfers under our dollar cost averaging and rebalancing programs are free and are not counted toward the 15 free transfers per year and are not subject to the transfer charge.  We will deduct a charge of $25 per transfer in excess of 15 from the transferred amount before allocating it to the allocation option(s) you have requested.

Illustration Charge.  At your request, we will provide you with one personalized illustration free of charge each Policy Year.  We may charge a fee of up to $25 (to be paid in cash) for any additional illustration you may request.

Re-Underwriting Charge.  If your policy requires underwriting approval after the Commencement Date, we will deduct a charge of $25.

Rider Charges.  To the extent that your policy includes riders, a charge applicable to each rider you purchased may be deducted from your Accumulated Value each month.  Any such charge is to compensate us for providing the benefits pursuant to the rider in question and is specified in the applicable rider.  The rider charges are summarized in the Fee Table on page 1.  For a description of the available riders see “Optional Insurance Benefits” beginning on page 37 .

Additional Policy Charges.  We do not currently assess a charge for federal, state, or other taxes that may be attributable to the operations of the Separate Account, but we reserve the right to do so in the future.

Underlying Mutual Fund Expenses.  You indirectly bear the charges and expenses of the Underlying Mutual Funds whose shares are held by the Investment Divisions to which you allocate your Accumulated Value.  The Separate Account purchases shares of the Underlying Mutual Funds at net asset value.  Each Underlying Mutual Fund's net asset value reflects management fees and other operating expenses already deducted from the Underlying Mutual Fund's assets.  For a summary of historical expenses of the Underlying Mutual Funds, see the table called “Underlying Mutual Fund Expenses” above.  For more information concerning the management fees and other charges against the Underlying Mutual Funds, see the prospectuses and the statements of additional information for the Underlying Mutual Funds, which are available upon request.

We may receive compensation from the investment advisers or administrators of the Underlying Mutual Funds.  Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and, therefore, may differ from one Underlying Mutual Fund to another.

Special Provisions for Group or Sponsored Arrangements.  Where permitted by state insurance laws, policies may be purchased under group or sponsored arrangements.  We may reduce or waive the charges and deductions described above for policies issued under these arrangements.  Among other things, we may waive surrender charges for employees, officers, directors, sales representatives, and their immediate family members.  We will reduce these charges and deductions in accordance with our rules in effect when we approve the application.  To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants, and anticipated premium from the group.  Generally, the sales contacts and effort, administrative costs, and mortality cost per policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which policies are purchased, and certain characteristics of the group's members.  The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.  From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification.  Reductions in these charges will not be unfairly discriminatory.

Purpose and Amount of Charges.  The names by which we refer to the various charges we deduct pursuant to the terms of your policy, as well as our above explanation of those charges, may indicate the charges’ primary purposes.  But we do not explain every purpose for which each charge is imposed and we expect to earn a profit from some of these charges (including, for example, the cost of insurance charge and the Asset Based Risk Charge).  We have the right to use any profits from any charge for any proper corporate purpose, including retaining such profits as part of our corporate surplus.

GENERAL POLICY PROVISIONS

Statements to Owners.  Each year following your Policy Anniversary, we will send you a report showing information concerning your policy transactions in the past year and the current status of your policy.  The report will include information such as the Accumulated Value as of the end of the current and the prior year, the current Death Benefit, Cash Surrender Value, Debt, partial surrenders, Earnings, premium paid, and deductions made since the last annual report.  We will also include any information required by state law or regulation.

We will mail you confirmations or other appropriate notices of policy transactions.  In addition, we will send you the financial statements of the Underlying Mutual Funds and other reports as specified in the 1940 Act.  Please give us 30 days written notice of any address change.  Please read your statements and confirmations carefully, verify their accuracy, and contact us within 30 days with any question you may have.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Service Center for more information.

Limit on Right to Contest.  We may not contest the insurance coverage under the policy after the policy has been in force during the lifetime of the Insured(s) for two years from the Issue Date, except for nonpayment of any required premium.  A reinstated or modified policy may be contested only with respect to material misrepresentations made in the application for such reinstatement or request for policy modifications.  In the case of an increase in coverage under the policy, only the amount of the increase may be contested with respect to material misrepresentations made in the related application.

In issuing a policy, we rely on your application.  Your statements in that application, in the absence of fraud, are considered representations and not warranties.  We will not use any statement made in connection with the application to void the policy or to deny a claim unless that statement is contained in the written application.

Suicide.  If an Insured commits suicide while sane or insane within two years of the Issue Date, we will return to you an amount equal to the premiums paid less total partial surrenders and any Debt.  Any increase in coverage will also have a two-year suicide period relating specifically to the increase in coverage.  If an Insured commits suicide while sane or insane within two years of the effective date of any increase in coverage, we will return to you an amount equal to the portion of the Monthly Deduction associated with such increase.  The applicable suicide exclusion period may be longer or shorter in certain states.

Misstatement as to Age and Sex.  If the age or sex of an Insured is incorrectly stated in the application and the error is discovered before a claim is made, the benefits under the policy will be those that the premium paid would have purchased at the correct age and sex.  If the claim is in process when the error is discovered, the death benefit will be adjusted to be that which the most recent cost of insurance deduction would have purchased for the correct age and sex.

Beneficiary.  You name the beneficiary(ies) in the application.  You may change the beneficiary by submitting a written request to the Service Center, unless an irrevocable beneficiary was previously named.  We will provide a form to be signed and filed with us.  Your request for a change in beneficiary will take effect when we record the change.  Until we record the change in beneficiary, we are entitled to rely on your most recent instructions in our files.  Accordingly, we are not liable for making a payment to the person shown in our files or taking any other related action before that time.

If you name more than one primary beneficiary, we will divide the Death Benefit equally among your beneficiaries unless you instruct otherwise.  The interest of any beneficiary who dies before the Insured(s) ends at his or her death.  If no primary beneficiary survives the Insured(s), we will divide the Death Benefit equally among any surviving named contingent beneficiary(ies), unless you instruct otherwise.  If no beneficiary is living, we will pay the Death Benefit to the Owner or the Owner's estate.

Assignment.  You may assign your policy while it is in force.  You must notify us of an assignment in writing.  Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment.  We are not responsible for the validity of an assignment.  Your rights and the rights of the beneficiary may be affected by an assignment.  An assignment may result in taxable income and a 10% penalty tax.  You should consult your tax adviser before assigning your policy.

Creditors' Claims.  To the extent permitted by law, no benefits payable under this policy will be subject to the claims of your creditors or the creditors of your beneficiary.

Dividends.  We will not pay any dividend under the policy, nor do the policies share in the surplus or revenue of Jackson.

Notice and Elections.  To be effective, all notices and elections under the policy must be in writing, signed by you, and received by us at our Service Center.  Certain exceptions may apply.  Unless otherwise provided in the policy, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

Modification.  We reserve the right to modify the policy without written notice or your consent in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency.  The provisions of the policy will be construed so as to comply with the requirements of Section 7702 of the Code that defines life insurance.  We also reserve the right to change our administrative procedures consistent with the policy.

Conversion.  (This conversion privilege applies only to policies applied for before October 6, 2008.)  After the 20th Policy Anniversary, you may convert the policy to reduced paid-up insurance, so long as your Net Accumulated Value is at least $3,000, and if you do not want to pay any additional premium.  With reduced paid-up insurance, the policy's Death Benefit becomes your Net Accumulated Value divided by the net single premium.  The net single premium is calculated using the minimum interest rate of the Fixed Account and the guaranteed COI charge, which varies by sex and age of the Insured.  Reduced paid-up insurance has an accumulated value based on the minimum interest rate of the Fixed Account and the COI charges under the Commissioner's 1980 Standard Ordinary Age Nearest Birthday Mortality Table, male or female.  Partial surrenders will reduce the accumulated value and Death Benefit.  No loans will be allowed under this option.

FEDERAL TAX CONSIDERATIONS

The following discussion is based upon our understanding of current federal income tax law applicable to life insurance policies in general and is not intended as tax advice.  You should consult competent tax counsel for more complete information.

There is the risk that the tax advantages associated with the policy may be reduced or eliminated by changes in the federal tax laws.  We cannot predict the probability that any changes in those laws will be made.  Also, we do not guarantee the tax status of the policy.  You bear the complete risk that the policy may not be treated as a “life insurance contract” under federal income tax laws.  We also have not considered any applicable state or other federal tax laws.  You should seek tax advice concerning the effect on your personal tax liability of the transactions permitted under the policy, as well as any other questions you may have concerning the tax status of the policy, the applicability of state or other tax laws or the possibility of changes in the tax law.

The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others.  The tax rules applicable to such plans are complex and the tax consequences of such plans will vary depending on the particular facts and circumstances of each individual arrangement.  Therefore, if the use of the policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes and consequences of the particular arrangement.

Taxation of Jackson and the Separate Account.  Jackson is taxed as a life insurance company under Part I of Subchapter L of the Code.  The operations of the Separate Account are taxed as part of the operations of Jackson.  Investment income and realized capital gains are not taxed to the extent that they are applied under the policy.  Accordingly, we do not anticipate that Jackson will incur any federal income tax liability attributable to the operation of the Separate Account (as opposed to the federal tax related to the receipt of premiums under the policy).  Therefore, we are not making any charge or provision for federal income taxes attributable to the operation of the Separate Account.  However, if the tax treatment of the Separate Account is changed, we may charge the Separate Account for its share of the resulting federal income tax.

In several states we may incur state and local taxes (in additional to premium taxes) on the operations of the Separate Account.  At present, these taxes are not significant and we currently are not making any charge or provision for them against the Separate Account.  If these taxes should be increased, we may make a charge or provision for them against the Investment Divisions.  If we do so, the value of Accumulation Units and, therefore, the investment results of the Investment Divisions will be reduced.

Jackson Taxation.  We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal Deferred Acquisition Cost (“DAC”) Tax Charge” under variable life insurance policies, but the “Federal DAC Tax Charge” merely compensates us for the required deferral of acquisition costs and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called “Federal DAC Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the policies.

Tax Status of the Policy.  The policy is structured to satisfy the definition of a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on the relationship of the Accumulated Value to the insurance amount at risk.  As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the beneficiary.

Depending upon the circumstances, a surrender, partial surrender, change in the Death Benefit option, change in the Specified Death Benefit, lapse with a policy loan outstanding, or an assignment of the policy may have tax consequences.  In particular, under specified conditions, a distribution under the policy during the first 15 years from date of issue that reduces future benefits under the policy will be taxed to you as ordinary income to the extent of any investment earnings in the policy.

In the absence of final regulations or other pertinent interpretations of the Code, some uncertainty exists as to how a substandard risk policy can meet the statutory definition of life insurance.  If a policy were deemed not to be life insurance for tax purposes, it would not provide most of the tax advantages usually provided by life insurance.  We reserve the right to amend the policy to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service (“IRS”).

Diversification Requirements.  Section 817(h) of the Code requires the investments held under the policy to be “adequately diversified” in accordance with Treasury regulations in order for the policy to be treated as a life insurance contract for federal income tax purposes.  We intend that each Investment Division and each Underlying Mutual Fund in which an Investment Division invests will comply with the diversification requirements prescribed by Section 1.817-5 of the Treasury regulations, which prescribe how assets may be invested.  If the investments held under the policy were not “adequately diversified,” you would lose the tax deferral advantages of the policy and would be subject to current federal income taxes on all Earnings allocable to the policy.

Owner Control.  In certain circumstances, the owner of a variable life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the variable account used to support the policy.  In those circumstances, income and gains from the variable account assets would be includible in the Owner's gross income.  In a Revenue Ruling issued in 2003, the IRS considered certain variable annuity and variable life insurance policies and held that the types of actual and potential control that the policy owners could exercise over the investment assets held by the insurance company under these variable policies was not sufficient to cause the policy owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the policy, like the policies described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the policy owner and Jackson regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The policy will differ from the policies described in the Revenue Ruling in two respects.  The first difference is that the policy in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional eight options whereas our policy currently offers 8 2 Investment Divisions and at least one Fixed Account.  The second difference is that the owner of a policy in the Revenue Ruling could only make one transfer per 30-day period without a fee, whereas a policy owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the policy and the policies described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the policy without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a policy.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the policy to the extent required to maintain favorable tax treatment.

The remainder of this discussion assumes that the policy will be treated as a life insurance contract for federal income tax purposes and that Jackson will be considered the owner, for federal income tax purposes, of the Separate Account assets.

Tax Treatment of Life Insurance Death Benefit Proceeds.  In general, the amount of the Death Benefit payable under your policy is excludable from gross income under the Code.  Certain transfers of the policy, however, may result in a portion of the Death Benefit being taxable.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the payment options, payments will include both amounts attributable to the Death Benefit, which will be excludable from the beneficiary's gross income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the beneficiary's gross income.

Tax Deferral During Accumulation Period.  Under existing provisions of the Code, any increase in your Accumulated Value is generally not taxable to you unless you receive or are deemed to receive amounts from the policy before the Insured dies.  See the following section entitled “Distributions” for a discussion of the taxability of such payments.

Distributions.  If you make a full withdrawal under your policy, the amount withdrawn will be includable in your income to the extent the amount received exceeds the “investment in the contract.”  The “investment in the contract” generally is the total premium and other consideration paid for the policy, less the aggregate amount previously received under the policy to the extent such amounts received were excludable from gross income.

Whether partial surrenders (or other amounts deemed to be withdrawn) from the policy constitute income depends, in part, upon whether the policy is considered a “modified endowment contract” (“MEC”) for federal income tax purposes.  Amounts deemed to be withdrawn for this purpose include charges deducted for the Other Insured Term Insurance Rider (on rider Insureds who are not related to the base Insured).

Policies Which Are MECs

Characterization of a Policy as a MEC.

Section 7702A of the Code treats any life insurance contract that fails to satisfy a “seven-pay” test as a modified endowment contract.  A policy will fail to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years, or within seven years after a material change in the policy, exceed the sum of the net level premiums that would have been paid had the policy provided for paid-up future benefits after the payment of seven level premiums.

We will monitor your premium payments and other policy transactions and notify you if a payment or other transaction might cause your policy to become a MEC.  We will not invest any premium or portion of a premium that would cause your policy to become a MEC.  If we receive such a premium, we will notify you and if you elect to have your policy become a MEC contract, we will apply the premium on the business day we receive your election.  Otherwise we will return the premium to you.

Further, if a transaction occurs which decreases the Death Benefit of your policy during the first seven years, we will retest your policy, as of the date of its purchase, based on the lower Death Benefit to determine compliance with the seven-pay test.  Also, if a decrease in the Death Benefit occurs within seven years of a “material change,” we will retest your policy for compliance as of the date of the “material change.”  Failure to comply in either case would result in the policy's classification as a MEC.

The rules relating to whether a policy will be treated as a MEC are complex.  Therefore, you should consult with a qualified tax adviser to determine whether a particular transaction will cause your policy to be treated as a MEC.

Tax Treatment of Partial Surrenders, Loans, Assignments and Pledges under MECs.  If your policy is a MEC, partial surrenders from your policy and other amounts deemed to be withdrawn will be treated first as withdrawals of income and then as a recovery of premium.  Thus, you may realize taxable income upon a withdrawal if the Accumulated Value exceeds the “investment in the contract.”  You may also realize taxable income when you take a policy loan, because any loan (including unpaid loan interest) under the policy will be treated as a withdrawal for tax purposes.  Charges for some riders may be treated as withdrawals under these provisions.  In addition, if you assign or pledge any portion of the value of your policy (or agree to assign or pledge any portion), the assigned or pledged portion of your Accumulated Value will be treated as a withdrawal for tax purposes.  Before assigning, pledging, or requesting a loan under a policy that is a MEC, you should consult a qualified tax adviser.

Penalty Tax.  Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to 10% of the portion of the withdrawal that is includable in income, unless the withdrawals are made:  (1) after you reach age 59½, (2) because you have become disabled (as defined in the Code), or (3) as substantially equal periodic payments over your life or life expectancy or the joint lives or life expectancies of you and your beneficiary, as defined in the Code.  These exceptions will not apply, however, if the Owner of the policy is a corporation, partnership, trust or other entity.

Aggregation of Policies.  All life insurance policies that are MECs and that are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one life insurance policy for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income and subject to the 10% penalty tax.

Policies Which Are Not MECs

Tax Treatment of Withdrawals Generally.  If your policy is not a MEC, the amount of any partial withdrawal or deemed withdrawal from the policy will be treated first as a non-taxable recovery of premium and then as gross income from the policy.  Thus, only the portion of a withdrawal that exceeds the “investment in the contract” immediately before the withdrawal will be includable in gross income.

Certain Distributions Required by the Tax Law in the First 15 Policy Years.  As indicated above, the Code limits the amount of premium that may be paid and the Accumulated Values that can accumulate relative to the Death Benefit.  Where cash distributions are required under the Code in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Code, during this period), some or all of such amounts may be includable in taxable income.

Tax Treatment of Loans.  If your Policy is not a MEC, a loan received under the policy generally will be treated as indebtedness for tax purposes, rather than a withdrawal of Accumulated Value.  As a result, you will not realize taxable income on any part of the loan as long as the policy remains in force.  If you make a full surrender under your policy or if it lapses, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value.  Accordingly, you may be subject to taxation on the loan amount at that time.  Generally, you may not deduct interest paid on loans under the policy.

Finally, if your Policy is not a MEC, distributions (including distributions upon surrender) and policy loans are not subject to the 10% additional penalty tax.

Treatment Beyond Attained Age 121 (or Attained Age 100 for policies applied for before October 6, 2008).  As described above, if the Cash Surrender Value is greater than zero at the Insured's Attained Age 121 (or Attained Age 100 for policies applied for before October 6, 2008), no additional premiums will be accepted and no additional monthly charges will be incurred.  Neither the Code nor any regulations or other guidance under the Code prescribe how a policy can qualify as a life insurance contract for federal tax purposes after an Insured attains age 121 (or Attained Age 100 for policies applied for before October 6, 2008), and there is a risk that you could be viewed as constructively receiving the Cash Surrender Value (including any Indebtedness) in the year in which the Insured attains age 121 (or Attained Age 100 for policies applied for before October 6, 2008).  In that event, you would realize taxable income at that time in an amount equal to the Accumulated Value less the “investment in the contract”, even if the Accumulated Value is not distributed at that time.  You should consult a qualified tax professional as an Insured approaches Attained Age 121 (or Attained Age 100 for policies applied for before October 6, 2008).

Actions to Ensure Compliance with the Tax Law.  We believe that the maximum amount of premium we intend to permit for the Policies will comply with the Code definition of life insurance.  We will monitor the amount of your premium, and, if your total premiums during a Policy Year exceed those permitted by the Code, we will refund the excess premium within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded.  In addition, the operation of certain provisions in the policy may increase the Death Benefit (which may result in larger charges under a Policy) or require other action deemed necessary to ensure the compliance of the policy with the federal tax definition of life insurance.

Federal Income Tax Withholding.  We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a policy, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding.  As Owner, you will be responsible for the payment of any taxes and early distribution penalty taxes that may be due on the amounts received or deemed received under the policy, whether or not you choose withholding.  You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Tax Advice.  This summary is not a complete discussion of the tax treatment of the policy.  You should seek tax advice from an attorney who specializes in tax issues.

DESCRIPTION OF JACKSON AND THE SEPARATE ACCOUNT

Jackson National Life Insurance Company.  Jackson is a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Its legal domicile and principal business address is 1 Corporate Way, Lansing Michigan 48951.  Jackson is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York.  Jackson is ultimately a wholly owned subsidiary of Prudential plc in London, England.   Prudential plc is also the ultimate parent of M&G Investment Management Limited, PPM America, Inc., and Eastspring Investments (Singapore) Limited, each a sub-adviser. Jackson is the parent of Jackson National Asset Management, LLC, the Funds’ investment adviser and administrator.

The Separate Account.  The Separate Account was established in 1997 as a segregated asset account of Jackson.  The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.  The Securities and Exchange Commission does not supervise the management of the Separate Account or Jackson.

We own the assets of the Separate Account, but we hold them separate from our other assets.  To the extent that these assets are attributable to the policies offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct.  Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.  Our obligations arising under the policies are general corporate obligations of Jackson.

The Separate Account is divided into Investment Divisions.  The assets of each Investment Division are invested in the shares of one of the Underlying Mutual Funds.  We do not guarantee the investment performance of the Separate Account, its Investment Divisions, or the Underlying Mutual Funds.  Values allocated to the Separate Account will rise and fall with the values of shares of the Underlying Mutual Funds and are also reduced by policy charges.  In the future, we may use the Separate Account to fund other variable life insurance policies.  We will account separately for each type of variable life insurance policy funded by the Separate Account.

Safekeeping of the Separate Account's Assets.  We hold the assets of the Separate Account.  We keep those assets physically segregated and held separate and apart from our general account assets.  We maintain records of all purchases and redemptions of shares of the Underlying Mutual Funds.

State Regulation of Jackson.  We are subject to the laws of Michigan and regulated by the Michigan Department of Insurance.  We file quarterly and annual statements with the Department of Insurance covering our operations and financial condition for the quarter and year-end.  We are examined periodically by the Department of Insurance to verify our liabilities and policy reserves.  Our books and records are subject to review by the Department of Insurance at all times.  We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

DISTRIBUTION OF POLICIES

Jackson National Life Distributors LLC (“JNLD” or “Distributor” ), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the policies.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.   JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”).  JNLD is not a member of the Securities Investor Protection Corporation (“SIPC”).

Commissions are paid to registered representatives who sell the policies.  Information on commissions can be found in the Statement of Additional Information.  Where lower commissions are paid, we may also pay trail commissions.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the policy's Asset Based Risk Charge and other charges.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary widely among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales.  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences , sponsorships Individual registered representatives may receive differing levels of sales and service support. and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client events, speaker fees and business development and educational enhancement items, including payments to third party vendors for such items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2011 from the Distributor in relation to the sale of our variable insurance products:

Commonwealth Financial Network
ING Financial Partners Inc
INVEST Financial Corporation
Investment Centers of America
Lincoln Financial Advisors
LPL Financial Corporation
Merrill Lynch
MML Investors Services Inc
Morgan Keegan
National Planning Corporation
NEXT Financial Group, Inc.
Raymond James
RBC Capital Markets Corp
Securities America
Signator Investors, Inc
SII Investments
Stifel Nicolaus & Company
UBS Financial Services Inc
Wells Fargo Advisors
Woodbury Financial Services Inc

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2011 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation,

•	Investment Centers of America, Inc., and

•	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation.  Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this policy over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the policy.

LEGAL PROCEEDINGS

Jackson and its subsidiaries are defendants in a number of civil proceedings, including class actions, arising in the ordinary course of business. These include civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers, including a modal premium case, alleging misconduct in the sale of insurance products. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

FINANCIAL STATEMENTS

You can find the financial statements for the Separate Account and Jackson in the Statement of Additional Information.  The financial statements of Jackson that are included should be considered only as bearing upon Jackson's ability to meet its contractual obligations under the policies.  Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

PRIVACY POLICY

Collection of Nonpublic Personal Information.  We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us;

•	Information we receive from a consumer reporting agency;

•	Information we obtain from others in the process of verifying information you provide us; and

•	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information.  We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your policy and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your sales representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your sales representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information.  We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

GLOSSARY OF TERMS

We have capitalized certain terms used in this prospectus.  To help you understand these terms, we have defined them in this section.

1940 Act - Investment Company Act of 1940, as amended.

Accumulated Value - The sum of your values in the Separate Account, the Fixed Account, and the Loan Account.  In policies applied for before October 6, 2008, Accumulated Value was referred to as Policy Value.

Accumulation Unit - An accounting unit of measurement that we use to calculate the value in an Investment Division.

Allocation Date - The date we allocate premium from the Fixed Account to the Investment Divisions elected on the application (or the most recent allocation instructions provided by the Owner).  The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy.

Asset Based Risk Charge – Policies applied for before October 6, 2008, refer to this charge as the mortality and expense risk charge.

Attained Age - The Insured's age on the birthday nearest to the Policy Date plus the number of full years since the Policy Date.

Base Death Benefit - The greater of the death benefit for the base coverage (as defined by the Specified Death Benefit and Death Benefit option) or the Minimum Death Benefit.

Cash Surrender Value - The Accumulated Value minus any applicable surrender charge, minus any Debt.

Code - Internal Revenue Code of 1986, as amended.

Commencement Date - The date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement.

Day 1 Loans - A loan that exists at the Issue Date of a policy as a result of a 1035 transfer of a policy with an existing loan.

Death Benefit - The greater of (a) the Minimum Death Benefit or (b) the death benefit amount determined by the Death Benefit option and the Specified Death Benefit  (or the Target Death Benefit if the policy was applied for before October 6, 2008, and the Scheduled Term Insurance Rider is elected) you have chosen.  If the Scheduled Term Insurance Rider is not elected, the Death Benefit equals the Base Death Benefit.  If the Scheduled Term Insurance Rider is elected, the Death Benefit equals the Total Death Benefit.

Death Benefit Proceeds - The amount we will pay to the beneficiary(ies) under the policy upon the death of the Insured.  This amount is equal to the Death Benefit less any outstanding Debt or due and unpaid charges plus any rider benefits.

Debt - The sum of all unpaid policy loans and accrued interest.

Earnings - Your Accumulated Value reduced by total premiums paid.

Fixed Account - An allocation option under the policy that earns an annually declared rate of interest of not less than 3%.  Assets allocated to the Fixed Account are part of our general account.

Grace Period - A 61-day period during which we will keep your policy in force even though the Accumulated Value is insufficient to keep your policy in force.  We will notify you and give you an opportunity to pay additional premium or policy loan repayments to keep your policy in force after the Grace Period.

Guideline Premium - The maximum amount of premium you can contribute to your policy under the Code.

Insured - The person whose life is insured under the policy.

Investment Division - Separate and distinct divisions of the Separate Account, each of which invests in a single Underlying Mutual Fund.  The value in the Investment Divisions will go up or down depending on the performance of the underlying mutual funds and the charges deducted from the Investment Divisions.

Issue Date - The date Jackson issued your policy and from which we measure contestability periods.  It may be later than the Policy Date.

Loan Account - An account established as part of our general account for amounts transferred from the Investment Divisions and/or the Fixed Account as security for your policy loans.

Minimum Death Benefit - Your Accumulated Value multiplied by the death benefit percentage applicable to the Attained Age as shown in the policy, or if greater, the minimum amount necessary for the policy to stay qualified as life insurance for federal tax purposes.

Minimum Premium - The minimum premium amount that must be paid during the first five Policy Years in order for the Net Accumulated Value (rather than the Cash Surrender Value) to be used to determine whether your Accumulated Value is sufficient to keep your policy in force.  (However, for policies applied for before October 6, 2008, this period is three years, rather than five.)

Monthly Anniversary - The same day in each month as the Policy Date unless your Policy Date is on the 29th, 30th or 31st and there is no such date in the month, then your Monthly Anniversary is the last day of the month.

Monthly Deduction - The amount deducted from your Accumulated Value on each Monthly Anniversary, consisting of the cost of insurance charge, the monthly policy fee, the monthly administrative charge, and the cost of any optional benefit.  If a monthly anniversary is not a business day, we will determine your Monthly Deduction as of the next following business day, and the deduction will have an effective date equal to the Monthly Anniversary date.

Net Accumulated Value - The Accumulated Value minus Debt.  In policies applied for before October 6, 2008, Net Accumulated Value was referred to as Net Policy Value.

Net Amount at Risk - The net amount at risk is the amount on which cost of insurance charges are based.

Net Premium - The premium less the Premium Charges.

Owner - The person(s) having the privileges of ownership defined in the policy.  The Owner(s) may or may not be the same person(s) as the Insured(s).  If your policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

Policy Anniversary - An annual anniversary of the Policy Date.

Policy Date - The effective date of insurance coverage under your policy.  It is used to determine Policy Anniversaries, Policy Years, and Monthly Anniversaries.

Policy Year - Each twelve-month period beginning on the Policy Date or any Policy Anniversary.

Premium Charges - The sales charge, the premium tax charge, and the federal (DAC) tax charge.

Qualifying Monthly Premium Amount - The amount specified as such in your policy, if your policy includes the Guaranteed Death Benefit Rider.  The Qualifying Monthly Premium Amount is used in determining whether your policy meets the premium requirement of the Guaranteed Death Benefit Rider.

Required Monthly Premium Amount - The amount specified as such in your policy, if your policy includes the Guaranteed Minimum Death Benefit Rider.  The Required Monthly Premium Amount is used in determining whether your policy meets the premium requirement of the Guaranteed Minimum Death Benefit Rider.

Right to Examine Period - The minimum period of time during which you can cancel your policy, generally ten days from the date your received your policy.

Separate Account - Jackson National Life Separate Account IV, the segregated asset account of Jackson that funds the policies.

Service Center - Jackson Service Center, P.O. Box 30 314 , Lansing, Michigan 48909- 7814 , 1-800- 873-5654 or IMG Service Center, P.O. Box 30314 , Lansing, Michigan 48909- 7814 , 1-800-777-7779.  You can send express mail to the Jackson Service Center at 1 Corporate Way, Lansing, Michigan 48951 or the IMG Service Center at 1   Corporate Way, Lansing, Michigan 48951.

Specified Death Benefit - The initial amount of insurance under your base policy, adjusted for any changes in accordance with the terms of your policy.

Target Death Benefit - The death benefit specified in the Scheduled Term Insurance Rider, adjusted for any changes in accordance with the terms of your policy.

Target Premium - The premium amount used to determine the initial portion of the sales charge and sales compensation.  This amount is set by the Company and varies by age, sex, Specified Death Benefit amount and underwriting classification.

Total Death Benefit - The greater of the death benefit for (a) the base and Scheduled Term Insurance Rider coverage (as defined by the Target Death Benefit and Death Benefit option) or (b) the Minimum Death Benefit.

Underlying Mutual Fund – A separate investment series of one of the following registered management investment companies: JNL Series Trust or JNL Variable Fund LLC.  The assets of each Investment Division of the Separate Account will be invested in one of the Underlying Mutual Funds.  Policies applied for before October 6, 2008, refer to these series as “Portfolios,” rather than as Underlying Mutual Funds.

Valuation Day - Each Business Day, as used in the policy, so long as the New York Stock Exchange is open for business.

Valuation Period - The period of time over which we determine the change in the value of the Investment Divisions.  Each Valuation Period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each Valuation Day and ends at the close of the New York Stock Exchange on the next Valuation Day.

Written Request - A request in writing received by us at our Service Center that meets our requirements for completeness.  A complete Written Request is said to be in good order.

APPENDIX A

Effects of Partial Surrenders on the Death Benefit under Death Benefit Option A

The following examples illustrate how the Death Benefit is decreased as the result of a partial surrender under different circumstances.  All examples assume a total partial surrender amount of $20,000 and a corridor percentage of 250%.  See “Partial Surrenders” on page 42 for more information.

Example 1.  The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where neither the Base Death Benefit nor the Total Death Benefit is in the corridor.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$40,000	$20,000
Specified Death Benefit (A)	$200,000	$180,000
Target Death Benefit (B)	$250,000	$230,000
Minimum Death Benefit (C)	$100,000 ($40,000 x 250%)	$50,000 ($20,000 x 250%)
Base Death Benefit	$200,000 (greater of A and C)	$180,000 (greater of A and C)
Total Death Benefit	$250,000 (greater of B and C)	$230,000 (greater of B and C)

As shown above, both the Specified Death Benefit and the Target Death Benefit are reduced by $20,000, the total partial surrender amount.  The amount of Scheduled Term Insurance Rider coverage is unchanged at $50,000, the difference between the Total Death Benefit and the Base Death Benefit (the “STR Coverage”).

Example 2.  The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Base Death Benefit (but not the Total Death Benefit) is in the corridor, and total partial surrender amount is greater than the difference between the Minimum Death Benefit and Specified Death Benefit.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$84,000	$64,000
Specified Death Benefit (A)	$200,000	$190,000
Target Death Benefit (B)	$250,000	$230,000
Minimum Death Benefit (C)	$210,000 ($84,000 x 250%)	$160,000 ($64,000 x 250%)
Base Death Benefit	$210,000 (greater of A and C)	$190,000 (greater of A and C)
Total Death Benefit	$250,000 (greater of B and C)	$230,000 (greater of B and C)

As shown above, the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount ($20,000) exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender, while the Target Death Benefit is reduced by the total partial surrender amount.  The STR Coverage is unchanged as a result of the total partial surrender.

Example 3.  The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Base Death Benefit (but not the Total Death Benefit) is in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$90,000	$70,000
Specified Death Benefit (A)	$200,000	$200,000
Target Death Benefit (B)	$250,000	$230,000
Minimum Death Benefit (C)	$225,000 ($90,000 x 250%)	$175,000 ($70,000 x 250%)
Base Death Benefit	$225,000 (greater of A and C)	$200,000 (greater of A and C)
Total Death Benefit	$250,000 (greater of B and C)	$230,000 (greater of B and C)

As shown above, the Specified Death Benefit is unchanged, while the Target Death Benefit is reduced by $20,000, the total partial surrender amount.  The STR Coverage adjusts from $25,000 to $30,000 as a result of the total partial surrender.

Example 4.  The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where both the Base Death Benefit and the Total Death Benefit are in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit but greater than the difference between the Minimum Death Benefit and the Target Death Benefit.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$104,000	$84,000
Specified Death Benefit (A)	$200,000	$200,000
Target Death Benefit (B)	$250,000	$240,000
Minimum Death Benefit (C)	$260,000 ($104,000 x 250%)	$210,000 ($84,000 x 250%)
Base Death Benefit	$260,000 (greater of A and C)	$210,000 (greater of A and C)
Total Death Benefit	$260,000 (greater of B and C)	$240,000 (greater of B and C)

As shown above, the Specified Death Benefit is unchanged, while the Target Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount exceeds the difference between the Minimum Death Benefit and the Target Death Benefit.  The STR Coverage adjusts from $0 to $30,000 as a result of the total partial surrender.

Example 5.  The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where both the Base Death Benefit and the Total Death Benefit are in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit and also less than the difference between the Minimum Death Benefit and the Target Death Benefit.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$110,000	$90,000
Specified Death Benefit (A)	$200,000	$200,000
Target Death Benefit (B)	$250,000	$250,000
Minimum Death Benefit (C)	$275,000 ($110,000 x 250%)	$225,000 ($90,000 x 250%)
Base Death Benefit	$275,000 (greater of A and C)	$225,000 (greater of A and C)
Total Death Benefit	$275,000 (greater of B and C)	$250,000 (greater of B and C)

As shown above, both the Specified Death Benefit and the Target Death Benefit are unchanged.  The STR Coverage adjusts from $0 to $25,000 as a result of the total partial surrender.

APPENDIX B

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2011 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Cape Securities	Essex Financial Services Inc	Harbor Financial Services
Advisory Group Equity Services	Capital Analysts Inc	Essex National Securities Inc	Harbour Investment Inc
Allegiant Securities	Capital Financial Services	Fifth Third Securities	Harger & Company
Allen & Company	Capital Guardian LLC	Financial Advisers Of America	Harrison Douglas Inc
Allied Beacon Partners Inc	Capital Investment Group	Financial Network Investment	Harvest Capital LLC
American Equity Investment Corp	Capstone Financial Group	Financial Planning Consultants	Hazard & Siegel Inc
American Independent Securities Group, LLC	CCO Investment Services	Financial Security Management	HBW Securities
American Investors Company	Centaurus Financial Inc	Financial Telesis Inc	Hornor Townsend & Kent Inc
American Portfolios Financial Services, Inc.	Centennial Securities Company	Financial West Investment Group	Horwitz & Associates
Ameritas Investment Corp	Center Street Securities	Fintegra, LLC	HRC Investment Services Inc
Arque Capital Ltd	CFD Investments, Inc.	First Allied Securities, Inc	HSBC Securities
Arvest Asset Management	Client One Securities LLC	First Citizens Investor Services	Huntleigh Securities Corp.
Askar Corp	Coastal Equities	First Financial Equity	IBN Financial Services
Associated Investment Services	Commonwealth Financial Network	First Heartland Capital Inc	IMS Securities
Ausdal Financial Partners Inc	Community Investment Services	First Southeast Investor	Independence Capital Co
AXA Advisors LLC	Comprehensive Asset Management and	First Tennessee Brokerage Direct	Independent Financial Group
B B Graham & Co Inc	Servicing, Inc.	Foothill Securities, Inc	Infinex Investments Inc
B C Ziegler and Company	Concorde Investment Services	Founders Financial Securities	Infinity Financial Services
Bancwest Investment Services, Inc.	Coordinated Capital Securities	FSC Securities Corporation	ING Financial Partners Inc
Bankers & Investors Co	Crowell, Weedon & Co	FSP Investments LLC	Institutional Securities Corp
BB&T Investment Services Inc	Crown Capital Securities LP	Fulcrum Securities Inc	International Assets Advisory
BCG Securities	CUNA Brokerage Services, Inc.	G. W. Sherwold Associates Inc.	INVEST Financial Corporation
Benjamin F Edwards & Co Inc	CUSO Financial Services	GA Repple & Company	Investacorp, Inc.
Berthel Fisher & Co Financial Services	D A Davidson	Gary Goldberg and Co Inc	Investment Centers of America
BFT Financial Group	D H Hill Securities LLP	Geneos Wealth Management Inc	Investment Professionals Inc
BOSC Inc	Dalton Strategic Investment	Genworth Financial Securities Corporation	Investors Capital Corporation
BPU Investment Management Inc	Davenport & Company	GF Investment Services	J P Turner & Co LLC
Bristol Financial Services Inc	David A Noyes & Company	Girard Securities, Inc.	J W Cole Financial Inc.
Broker Dealer Financial	Despain Financial Corporation	Gradient Securities	Janney Montgomery Scott LLC
Brokers International Financial Services	DeWaay Financial Network, LLC	Great American Investors Inc	JHS Capital Advisors
Brookstone Securities	DFPG Investments	GWN Securities Inc	JJB Hilliard WL Lyons Inc
Cadaret, Grant & Company	Eagle One Investments LLC	H Beck Inc	John James Investments Inc
Calton & Associates Inc	Edward Jones	H D Vest Investment Securities	JRL Capital Corporation
Cambridge Investment Research	Ensemble Financial Services	Hancock Investment Services	Kalos Capital Inc
Cantella & Co, Inc	Equity Services Inc	Hantz Financial Services	KCD Financial

Kenai Investments Inc	National Planning Corporation	Royal Securities	Tower Square Securities
Key Investment Services	National Securities Corp	Sagepoint Financial	Transamerica Financial Advisors, Inc
KMS Financial Services Inc	Nations Financial Group	Sammons Securities Company, LLC	Triad Advisors, Inc.
Koehler Financial LLC	Nationwide Planning Associates	Saxony Securities Inc	Tricor Financial, LLC
Kovack Securities, Inc	Navy Federal Brokerage Services	Scott & Stringfellow Inc	Triune Capital Advisors
KW Securities Corp	NBC Securities Inc	Secure Planning Inc	Trustmont Financial Group
Labrunerie Financial Inc	New England Securities	Securian Financial Services	U.S. Bancorp Investments, Inc.
Landolt Securities Inc	Newbridge Securities Corp	Securities America	UBS Financial Services Inc
Lasalle St Securities LLC	Newport Coast Securities	Securities Service Network	Umpqua Investments Inc
Legend Equities Corp	NEXT Financial Group, Inc.	Sicor Securities Inc	Unionbanc Investment Services
Leigh Baldwin & Co LLC Inc	NFP Securities Inc	Sigma Financial Corporation	United Global Securities Inc
Leonard & Company	Northeast Securities Inc	Signator Investors, Inc	United Planners Financial Services Of
Liberty Partners Financial	Northridge Securities Corp	SII Investments	America
LifeMark Securities Corp	NPB Financial Group	Silver Oak Securities	USA Financial Securities Corp
Lincoln Financial Advisors	OneAmerica Securities	SMH Capital Inc	UVEST
Lincoln Financial Securities	Oppenheimer & Co	Sorrento Pacific Financial	Valic Financial Advisors Inc
Lincoln Investment Planning	Pacific West	Southeast Investments	Valley National Investments
Longevity Capital LLC	Packerland Brokerage Services	Southwest Securities Financial Services	ValMark Securities Inc
Lowell & Company Inc	Park Avenue Securities	St Bernard Financial Services	Vanderbilt Securities LLC Inc
LPL Financial Corporation	People's Securities Inc	Stephens Inc	Veritrust Financial LLC
Lucia Securities LLC	PFA Security Asset Management	Sterne Agee & Leach Group Inc	VSR Financial Services, Inc.
M & T Securities	PlanMember Securities	Sterne Agee Financial Services	W R Taylor & Co
M. Griffith Investment Services	Presidential Brokerage Inc	Stifel Nicolaus & Company	Waddell & Reed, Inc
M&I Financial Advisors, Inc	Prime Capital Services Inc	Strategic Financial Alliance	Wall Street Financial Group
Madison Ave Securities	Prime Vest Financial Services	Summit Brokerage Services Inc	Walnut Street Securities
McNally Financial Services Corp	Private Client Services LLC	Summit Equities Inc	Wayne Hummer Investments LLC
Mercer Allied	Pro Equities, Inc	Sunbelt Securities	WBB Securities
Meridian United	Prospera Financial Services Inc	Sunset Financial Services, Inc	Wells Fargo Advisors
Merrill Lynch	Purshe Kaplan Sterling	SWBC Investment Services LLC	WesBanco Securities
Merrimac Corp Securities	QA3 Financial Corporation	SWS Financial Service, Inc.	Wescom Financial Services
Metlife Securities	Quest Securities	Symetra Investment Services	Western Equity Group
Mid Atlantic Capital Corp	Questar Capital Corporation	Synergy Investment Group	Western International Securities Inc
MidAmerica Financial Services	Raymond James	T S Phillips Investments	WFG Investments Inc
MML Investors Services Inc	RBC Capital Markets Corp	TFS Securities	Whitehall-Parker Securities
Money Concepts Capital Corp	Regal Securities Inc	The Huntington Investment	Woodbury Financial Services Inc
Morgan Keegan	Resource Horizons Group	Company	Workman Securities
Morgan Stanley Smith Barney	Ridgeway & Conger Inc	The Investment Center Inc	World Equity Group, Inc.
Multi-Financial Securities Corp	River Stone Wealth Management	The Leaders Group	World Group Securities Inc
Multiple Financial Services	RNR Securities LLC	The O.N. Equity Sales Company	WRP Investments Inc
Mutual of Omaha Investor Services	Robert W Baird & Co Inc	Thrivent Investment Management	Wunderlich Securities
Mutual Securities Inc	Rogan and Associates	Thurston, Springer, Miller, Herd & Titak, Inc
Mutual Trust Company	Royal Alliance Associates Inc	Torrey Pines Securities

APPENDIX C

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National® , ”  “Jackson® , ” “Jackson of NY ® ” and “Jackson National Life Insurance Company of New York ® ” are trademarks or service marks of Jackson National Life Insurance Company ® .

The “Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” , “Dow Jones Select Dividend IndexSM” , “The DowSM” , “the Dow 10SM” , and the “Dow Jones U.S. Contrarian Opportunities Index SM ” are products of Dow Jones Indexes, the marketing name of and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use.  “Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” , “Dow Jones Select Dividend IndexSM” , “The DowSM” , “the Dow 10SM” the “Dow Jones U.S. Contrarian Opportunities Index SM ” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company®(“Jackson”).  The JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund and the JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund based on the Dow Jones U.S. Contrarian Opportunities Index SM   (“Funds”) are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates.  Dow Jones, CME and their respective affiliates make no representation or warranty, expressed or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.  The only relationship of Dow Jones, CME or any of their respective affiliates to the Funds is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the “Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” , “Dow Jones Select Dividend IndexSM” , “The DowSM” , “the Dow 10SM” and the “Dow Jones U.S. Contrarian Opportunities Index SM ” which is determined, composed and calculated by CME without regard to Jackson or the Funds.  Dow Jones and CME have no obligation to take the needs of Jackson or the owners of the Funds into consideration in determining, composing or calculating the Funds.  Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash.  Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds.   Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund currently being issued by Jackson National Life Insurance Company, but which may be similar to and competitive with the JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund.  In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Dow Jones U.S. Contrarian Opportunities Index SM .  It is possible that this trading activity will affect the value of the Dow Jones U.S. Contrarian Opportunities Index SM and JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund.

Dow Jones, CME and their respective affiliates do not:
●	Sponsor, endorse, sell or promote the Funds.
●	Recommend that any person invest in the Funds.
●	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.
●	Have any responsibility or liability for the administration, management or marketing of the Funds.
●	Consider the needs of the Funds in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the Funds. Specifically,
●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
	●	The results to be obtained by the Funds or any other person in connection with the use of the DJIA and the data included in the DJIA;
	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●
Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company® and Dow Jones is solely for the benefit of the Funds and not for any other third parties.
DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE “DOW JONES®”, “DOW JONES INDUSTRIAL AVERAGESM”, “DJIASM” , “DOW JONES SELECT DIVIDEND INDEXSM” , “THE DOWSM” , “THE DOW 10SM” , “DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX SM ” and “DOW JONES INDEXES” OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY JACKSON, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE “DOW JONES®”, “DOW JONES INDUSTRIAL AVERAGESM”, “DJIASM” , “DOW JONES SELECT DIVIDEND INDEXSM” , “THE DOWSM” , “THE DOW 10SM” , “DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX SM ” and “DOW JONES INDEXES” OR ANY DATA INCLUDED THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE “DOW JONES®”, “DOW JONES INDUSTRIAL AVERAGESM”, “DJIASM” , “DOW JONES SELECT DIVIDEND INDEXSM” , “THE DOWSM” , “THE DOW 10SM” , “DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX SM ” and “DOW JONES INDEXES” OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND JACKSON, OTHER THAN THE LICENSORS OF CME.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.
The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:
• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“STANDARD & POOR’S ®,” “S&P®,” “S&P 500®,” “STANDARD & POOR’S 500®,” “S&P 500® Index,” “S&P MIDCAP 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Jackson.  The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P® 24 Fund and any other investment fund or other vehicle that is offered by third parties that uses an S&P Indices Index as a benchmark or measure of performance, bears the “ S&P ” or “Standard & Poor’s” mark and/or seeks to provide an investment return based on any S&P Indices Index are not sponsored, endorsed, sold or promoted by S&P” and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds or other such fund or vehicle.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P Indices typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P and its affiliates .

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND .

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND , OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND , OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

WHERE YOU CAN FIND MORE INFORMATION

You can call us at (800) 873-5654 to ask us questions, request information about the policies and the Separate Account, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents.  You also can write to us at the address given on the first page of this prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission.  The Statement of Additional Information that relates to this prospectus is dated April 30, 2012 .  The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this prospectus.  You can obtain a free copy of the Statement of Additional Information upon request, by writing or calling us at the address or number given above.

We file reports and other information with the Securities and Exchange Commission.  You may read and copy any document we file with the SEC, including the Statement of Additional Information, at the SEC's public reference room in Washington, DC.  Please call the SEC at (202) 942-8090 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's website at http://www.sec.gov.  Copies of this information may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File No. 811-09933

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2012

INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

Issued By

JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through

JACKSON NATIONAL SEPARATE ACCOUNT IV

This Statement of Additional Information is not a prospectus.  This Statement of Additional Information contains additional information about the Policies described above that you may find useful.  You should read it together with the Prospectus for the Policies.  The date of the Prospectus to which this Statement of Additional Information relates is April 30, 2012 .  You may obtain a copy of the Prospectus without charge by calling us toll-free at (800) 873-5654 or by writing to us at the following address.

Jackson National Life Insurance Company
P.O. Box 30314
Lansing, Michigan 48909-7814

GENERAL INFORMATION AND HISTORY

Jackson National Life Insurance Company ("JacksonSM") is a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951.  Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Jackson National Separate Account IV (the "Separate Account") was established in 1997 as a segregated asset account of Jackson.  The Separate Account is registered as a unit investment trust under the Investment Company of 1940, as amended.

Trademarks, Service Marks, and Related Disclosures

The “Dow Jones ® ”, “Dow Jones Industrial Average SM ”, “DJIA SM ”, “Dow Jones Select Dividend Index SM ”, “The Dow SM ”, “the Dow 10 SM ”, and the “Dow Jones U.S. Contrarian Opportunities Index SM ” are products of Dow Jones Indexes, the marketing name of and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use.  “Dow Jones ® ”, “Dow Jones Industrial Average SM ”, “DJIA SM ”, “Dow Jones Select Dividend Index SM ”, “The Dow SM ”, “the Dow 10 SM ”, the “Dow Jones U.S. Contrarian Opportunities Index SM ” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).  The JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow SM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund, and the JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund based on the Dow Jones U.S. Contrarian Opportunities Index SM (“Funds”) are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates.  Dow Jones, CME and their respective affiliates make no representation or warranty, expressed or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.  The only relationship of Dow Jones, CME or any of their respective affiliates to the Funds is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the “Dow Jones ® ”, “Dow Jones Industrial Average SM ”, “DJIA SM ”, “Dow Jones Select Dividend Index SM ”, “The Dow SM ”, “the Dow 10 SM ”, and the “Dow Jones U.S. Contrarian Opportunities Index SM which is determined, composed and calculated by CME without regard to Jackson or the Funds.  Dow Jones and CME have no obligation to take the needs of Jackson or the owners of the Funds into consideration in determining, composing or calculating the Funds.  Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash.  Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds.   Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund currently being issued by Jackson National Life Insurance Company, but which may be similar to and competitive with the JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund.  In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Dow Jones U.S. Contrarian Opportunities Index SM .  It is possible that this trading activity will affect the value of the Dow Jones U.S. Contrarian Opportunities Index SM and JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund.

Dow Jones, CME and their respective affiliates do not:
●	Sponsor, endorse, sell or promote the Funds.
●	Recommend that any person invest in the Funds.
●	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.
●	Have any responsibility or liability for the administration, management or marketing of the Funds.
●	Consider the needs of the Funds in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the Funds. Specifically,
●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
	●	The results to be obtained by the Funds or any other person in connection with the use of the DJIA and the data included in the DJIA;
	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●
Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company ® and Dow Jones is solely for the benefit of the Funds and not for any other third parties.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE “DOW JONES ® ”, “DOW JONES INDUSTRIAL AVERAGE SM ”, “DJIA SM ”, “DOW JONES SELECT DIVIDEND INDEX SM ”, “THE DOW SM ” “THE DOW 10 SM ”, “DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX SM ” and “DOW JONES INDEXES” OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY JACKSON, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE “DOW JONES ® ”, “DOW JONES INDUSTRIAL AVERAGE SM ”, “DJIA SM ”, “DOW JONES SELECT DIVIDEND INDEX SM ”, “THE DOW SM ” “THE DOW 10 SM ”,  “DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX SM ” and “DOW JONES INDEXES” OR ANY DATA INCLUDED THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE “DOW JONES ® ”, “DOW JONES INDUSTRIAL AVERAGE SM ”, “DJIA SM ”, “DOW JONES SELECT DIVIDEND INDEX SM ”, “THE DOW SM ” and “THE DOW 10 SM ”,   “DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX SM ” and “DOW JONES INDEXES” OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND JACKSON, OTHER THAN THE LICENSORS OF CME.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties that uses an S&P Indices index as a benchmark or measure of performance, bears the S&P or “Standard & Poor’s” mark and/or seeks to provide an investment return based on any S&P Indices index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500® Index, the S&P MIDCAP 400 Index®, the S&P SmallCap 600 Index®, or any other S&P Indices index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, the S&P 500 Index, the S&P MIDCAP 400 Index, and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P Indices without regard to the Licensee or the Divisions.  S&P Indices has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, the S&P SmallCap 600 Index, or any other S&P Indices index .   SPIAS is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.   SPIAS has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P INDICES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR ANY OTHER S&P INDICES INDEX OR ANY DATA INCLUDED THEREIN AND S&P INDICES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR ANY OTHER S&P INDICES INDEX OR ANY DATA INCLUDED THEREIN. S&P INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR ANY OTHER S&P INDICES INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P INDICES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF OTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard & Poor’s  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of  Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND AND THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND .

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND , OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL MANAGEMENT EMERGING MARKETS INDEX FUND , OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES

The financial statements of Jackson National Separate Account IV and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Actuarial matters included in the Prospectus and this Statement of Additional Information, including the hypothetical Policy illustrations included herein, have been approved by Angela Matthews, Actuary of Jackson, and are included in reliance upon her opinion as to their reasonableness.

DISTRIBUTOR

The Policies are distributed by Jackson National Life Distributors LLC ("JNLD"), a subsidiary of Jackson.  JNLD is located at 7601 Technology Way, Denver, Colorado 80237.  The Policies are offered on a continuous basis.  However, Jackson reserves the right to discontinue offering the Policies at any time.

The aggregate amount of underwriting commissions paid to broker-dealers was $1,494,322 in 2009, $1,351,302 in 2010 and $1,575,852 in 2011 .  JNLD did not retain any portion of the commissions.

DISTRIBUTION OF THE POLICIES

The Policies are sold by registered representatives of broker-dealers who are our insurance agents, either individually or through an incorporated insurance agency.  Registered representatives who sell the Policies may earn a maximum sales commission of approximately 90% of all premiums up to the first year Target Premium plus up to 3% of any additional premiums paid in excess of that amount.  Registered representatives also may be eligible for a trail commission of up to 0.15% on Policies that have been in force for at least twelve months.  Jackson may also pay up to 8% of all premiums up to the first year Target Premium as a broker dealer concession in the first Policy Year.  From time to time, we may pay or permit other promotional incentives in cash, credits, or other compensation.   Jackson pays all such commissions and incentives.

PERFORMANCE DATA

From time to time, we may advertise performance data related to the Investment Divisions of the Separate Account available under the Policy.

The performance figures are calculated using the actual historical performance of the Underlying Mutual Funds for the periods shown and represent the average annual total return for that period.  The performance for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the value of that investment at the end of the period, carried to at least the nearest hundredth of a percent.

The performance returns will reflect the deduction of management fees and all other operating expenses of the Underlying Mutual Funds and the deduction of the current asset based risk charge applicable under the Policy for the first ten Policy Years.  The guaranteed asset based risk charge is higher and the current asset based risk charge is lower after the tenth year. The returns will not reflect any premium deductions for costs of insurance, premium charges, monthly policy fees or administrative charges, surrender charges, or other policy charges.  IF THE PERFORMANCE INCLUDED SUCH DEDUCTIONS, THE RETURNS SHOWN WOULD BE SIGNIFICANTLY LOWER.

Performance data may be shown for the period from the commencement of Policy sales.

ILLUSTRATION OF DEATH BENEFITS,
ACCUMULATED VALUES AND CASH SURRENDER VALUES

The following tables illustrate how values under a Policy change with the investment experience of the Underlying Mutual Funds. The tables illustrate how the Death Benefits, Accumulated Values and Cash Surrender Values of a Policy issued to an Insured of a given age and underwriting risk classification would vary over an extended period of time if the hypothetical gross investment rates of return on the assets held in the Investment Divisions of the Separate Account were a uniform annual rate of 0%, 6% or 12%.  If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over and under those averages throughout the years, the Death Benefits, Accumulated Values, and Cash Surrender Values may be different.

The amounts shown for the Death Benefit, Accumulated Value, and Cash Surrender Value as of each Policy Anniversary reflect the fact that the net investment returns on the assets held in the Investment Divisions are lower than the gross after-tax returns on the Underlying Mutual Funds, as a result of the expenses paid by the Underlying Mutual Funds and the charges deducted from the Investment Divisions.  The net investment returns reflect the deduction of the Underlying Mutual Fund investment management fees and other Underlying Mutual Fund expenses at an annual effective rate of 0.75%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Underlying Mutual Funds.  The gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of -1.738%, 4.203% and 10.143% respectively, on a guaranteed basis, and -1.639%, 4.307% and 10.253%, respectively, on a current basis during years one through ten, -0.998%, 4.987% and 10.972% respectively, on a current basis during years eleven through twenty, and -0.750%, 5.250% and 11.250%, respectively, on a current basis during years twenty-one and thereafter.

The tables illustrate the Death Benefits, Accumulated Values, and Cash Surrender Values that would result based upon the hypothetical investment rates of return if no payments other than the specified annual premium payments are made, if all premium payments are allocated to the Separate Account, and if no policy loans are taken.  The tables also assume that no partial surrenders, transfers, or changes in the Specified Death Benefit or death benefit option are made.

Values are shown for Policies issued to preferred non-tobacco class Insureds.  Values for Policies issued on a basis involving higher mortality risk would result in lower Death Benefits, Accumulated Values, and Cash Surrender Values than those illustrated.  Females generally have a more favorable cost of insurance rate structure than males, and non-tobacco class Insureds generally have a more favorable cost of insurance rate than tobacco class Insureds.

The amounts shown in the tables also reflect all charges deducted under the Policy based on the assumptions described herein and in the tables.  These charges include a sales charge, premium tax charge, and federal (DAC) tax charge, which are deducted from each premium; a daily asset based risk charge, which is deducted from the assets of the Investment Divisions; and a monthly policy fee, monthly administrative charge, and monthly cost of insurance charge, which are deducted from Accumulated Value.  The current sales charge is 6% for years 1-5 and 4% for years 6+ (up to the Target Premium).  The sales charge is guaranteed not to exceed 6% of all premium.  The premium tax charge and federal (DAC) tax charge are 2.5% and 1.5% of each premium, respectively.  The asset based risk charge is currently equivalent to an annual effective rate of 0.90% and 0.25% for Policy Years 1-10 and 11-20, respectively, and 0.00% thereafter.  This charge is guaranteed not to exceed 1.00% in all Policy Years.  The monthly policy fee is $15 per month for the first three Policy Years and $7.50 per month thereafter.  The monthly administrative fee is $0.07 per month per $1,000 of Specified Death Benefit for Policy Years 1-10 and $0.01 per month per $1,000 thereafter.  This charge is assessed on up to $2 million of Specified Death Benefit.  The monthly cost of insurance charge varies with the amount of insurance coverage and the age, sex and underwriting risk classification of the Insured.  Cash Surrender Values reflect any applicable Surrender Charges.

The hypothetical values shown in the tables do not reflect any charges for federal, state or other income taxes against the Separate Account, since we are not currently making this charge.  However, if such a charge is made in the future, a higher gross annual investment rate of return than illustrated would be needed to produce the net after tax returns shown in the tables.  The tables also do not reflect the deduction of the cost of any optional rider.

Upon request, we will furnish a comparable illustration based on the proposed Insured's age, sex and underwriting risk classification, Specified Death Benefit, death benefit option, proposed amount and frequency of premium payments, and any available riders requested.

JACKSON NATIONAL LIFE INSURANCE COMPANY
Individual Flexible Premium Adjustable Variable Life Insurance Policy
Male Preferred Non-tobacco Issue Age 45
$7,146 Annual Premium
$450,000 Specified Death Benefit (Death Benefit Option A)
Guaranteed Maximum Charges

	0% Hypothetical Gross Investment Return (-1.738% Net)			6% Hypothetical Gross Investment Return (4.203% Net)			12% Hypothetical Gross Investment Return (10.143% Net)
Policy Year	Policy Value	Cash Surrender Value	Death Benefit	Policy Value	Cash Surrender Value	Death Benefit	Policy Value	Cash Surrender Value	Death Benefit
1	4,743	-	450,000	5,074	-	450,000	5,406	-	450,000
2	9,318	2,964	450,000	10,275	3,921	450,000	11,273	4,919	450,000
3	13,722	8,165	450,000	15,602	10,044	450,000	17,642	12,084	450,000
4	18,091	13,326	450,000	21,198	16,433	450,000	24,708	19,942	450,000
5	22,329	18,360	450,000	26,978	23,009	450,000	32,443	28,474	450,000
6	26,410	23,233	450,000	32,921	29,744	450,000	40,890	37,713	450,000
7	30,321	27,940	450,000	39,021	36,641	450,000	50,109	47,729	450,000
8	34,025	32,437	450,000	45,247	43,658	450,000	60,148	58,559	450,000
9	37,517	36,725	450,000	51,596	50,804	450,000	71,087	70,295	450,000
10	40,756	40,756	450,000	58,037	58,037	450,000	82,989	82,989	450,000
11	44,023	44,023	450,000	64,864	64,864	450,000	96,266	96,266	450,000
12	46,996	46,996	450,000	71,768	71,768	450,000	110,738	110,738	450,000
13	49,660	49,660	450,000	78,742	78,742	450,000	126,535	126,535	450,000
14	52,064	52,064	450,000	85,839	85,839	450,000	143,859	143,859	450,000
15	54,177	54,177	450,000	93,039	93,039	450,000	162,870	162,870	450,000
16	55,948	55,948	450,000	100,306	100,306	450,000	183,742	183,742	450,000
17	57,315	57,315	450,000	107,593	107,593	450,000	206,669	206,669	450,000
18	58,196	58,196	450,000	114,838	114,838	450,000	231,877	231,877	450,000
19	58,538	58,538	450,000	122,007	122,007	450,000	259,659	259,659	450,000
20	58,316	58,316	450,000	129,092	129,092	450,000	290,380	290,380	450,000
25	47,909	47,909	450,000	163,194	163,194	450,000	502,076	502,076	582,409
30	13,670	13,670	450,000	191,632	191,632	450,000	843,306	843,306	902,338
35	**	**	**	202,080	202,080	450,000	1,392,711	1,392,711	1,462,346
40	**	**	**	157,823	157,823	450,000	2,252,626	2,252,626	2,365,257
45	**	**	**	**	**	**	3,564,564	3,564,564	3,742,792
50	**	**	**	**	**	**	5,642,493	5,642,493	5,698,918
55	**	**	**	**	**	**	9,067,115	9,067,115	9,157,787
60	**	**	**	**	**	**	14,466,844	14,466,844	14,611,512
65	**	**	**	**	**	**	22,857,265	22,857,265	23,085,838
70	**	**	**	**	**	**	35,740,509	35,740,509	36,097,914
75	**	**	**	**	**	**	55,797,478	55,797,478	56,355,452
76	**	**	**	**	**	**	60,996,607	60,996,607	61,606,573

Assumptions:
1.	Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.
2.	No policy loans or partial surrenders have been taken.
3.	Illustrated values reflect guaranteed expenses and guaranteed cost of insurance charges.
4.	Accumulated Values will vary from those illustrated if actual rates differ from those assumed.
5.	The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.
6.	When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.

The hypothetical gross investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and the investment experience of the Underlying Mutual Funds. The Accumulated Value, Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years but also fluctuated above or below those averages for individual Policy Years. No representation can be made by Jackson or any Underlying Mutual Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

JACKSON NATIONAL LIFE INSURANCE COMPANY
Individual Flexible Premium Adjustable Variable Life Insurance Policy
Male Preferred Non-tobacco Issue Age 45
$7,146 Annual Premium
$450,000 Specified Death Benefit (Death Benefit Option A)
Current Charges

	0% Hypothetical Gross Investment Return			6% Hypothetical Gross Investment Return			12% Hypothetical Gross Investment Return
Policy Year	Policy Value	Cash Surrender Value	Death Benefit	Policy Value	Cash Surrender Value	Death Benefit	Policy Value	Cash Surrender Value	Death Benefit
1	5,126	-	450,000	5,470	-	450,000	5,814	-	450,000
2	10,070	3,716	450,000	11,075	4,721	450,000	12,122	5,768	450,000
3	14,860	9,303	450,000	16,848	11,290	450,000	19,002	13,445	450,000
4	19,669	14,904	450,000	22,972	18,207	450,000	26,697	21,932	450,000
5	24,409	20,440	450,000	29,373	25,404	450,000	35,198	31,229	450,000
6	29,215	26,038	450,000	36,206	33,029	450,000	44,740	41,563	450,000
7	33,916	31,535	450,000	43,311	40,930	450,000	55,244	52,864	450,000
8	38,542	36,953	450,000	50,729	49,141	450,000	66,841	65,253	450,000
9	43,095	42,303	450,000	58,476	57,684	450,000	79,647	78,855	450,000
10	47,561	47,561	450,000	66,553	66,553	450,000	93,775	93,775	450,000
11	52,579	52,579	450,000	75,772	75,772	450,000	110,399	110,399	450,000
12	57,376	57,376	450,000	85,298	85,298	450,000	128,725	128,725	450,000
13	61,937	61,937	450,000	95,134	95,134	450,000	148,947	148,947	450,000
14	66,276	66,276	450,000	105,315	105,315	450,000	171,307	171,307	450,000
15	70,396	70,396	450,000	115,869	115,869	450,000	196,071	196,071	450,000
16	74,423	74,423	450,000	126,932	126,932	450,000	223,621	223,621	450,000
17	78,269	78,269	450,000	138,460	138,460	450,000	254,233	254,233	450,000
18	81,922	81,922	450,000	150,475	150,475	450,000	288,281	288,281	450,000
19	85,467	85,467	450,000	163,080	163,080	450,000	326,228	326,228	450,000
20	88,905	88,905	450,000	176,316	176,316	450,000	368,547	368,547	450,000
25	104,210	104,210	450,000	255,493	255,493	450,000	668,548	668,548	775,515
30	112,823	112,823	450,000	358,525	358,525	450,000	1,177,207	1,177,207	1,259,612
35	108,319	108,319	450,000	496,515	496,515	521,340	2,041,583	2,041,583	2,143,662
40	77,385	77,385	450,000	673,544	673,544	707,222	3,495,843	3,495,843	3,670,635
45	**	**	**	894,727	894,727	939,463	5,916,573	5,916,573	6,212,402
50	**	**	**	1,178,125	1,178,125	1,189,906	9,997,792	9,997,792	10,097,770
55	**	**	**	1,550,587	1,550,587	1,566,093	16,987,081	16,987,081	17,156,952
60	**	**	**	2,023,910	2,023,910	2,044,149	28,759,101	28,759,101	29,046,692
65	**	**	**	2,592,196	2,592,196	2,618,118	48,488,243	48,488,243	48,973,125
70	**	**	**	3,301,835	3,301,835	3,334,853	81,510,950	81,510,950	82,326,059
75	**	**	**	4,194,370	4,194,370	4,236,314	136,646,428	136,646,428	138,012,893
76	**	**	**	4,398,528	4,398,528	4,442,513	151,471,527	151,471,527	152,986,242

Assumptions:
1.	Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.
2.	No policy loans or partial surrenders have been taken.
3.	Illustrated values reflect current expenses and current cost of insurance charges, which are subject to change.
4.	Accumulated Values will vary from those illustrated if actual rates differ from those assumed.
5.	The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.
6.	When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.
7.	The gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of
-1.639%, 4.307% and 10.253%, respectively, during years one through ten,  -0.998%, 4.987% and 10.972% respectively, during years eleven through twenty, and -0.750%, 5.250% and 11.250%, respectively, during years twenty-one and thereafter.

The hypothetical gross investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and the investment experience of the Underlying Mutual Funds. The Accumulated Value, Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years but also fluctuated above or below those averages for individual Policy Years. No representation can be made by Jackson or any Underlying Mutual Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

FINANCIAL STATEMENTS

In the pages that follow are the financial statements of the Separate Account as of December 31, 201 1 and Jackson as of December 31, 2011, 2010, and 2009, and the accompanying Independent Registered Public Accounting Firm's Reports.  The financial statements of Jackson included herein should be considered only as bearing upon the ability of Jackson to meet its obligations under the Policies.  Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

Jackson National Separate Account IV

Financial Statements

December 31, 2011

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2011

	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	JNL/American Funds Global Small Capitalization Portfolio	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Incfrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio
Assets
Investments, at value (a)	$54,700	$176,323	$49,162	$92,134	$57,470	$81,053	$848,487	$83,928	$-	$434,603
Receivables:
Investment securities sold	32	219	1	16	12	15	48	2	-	33
Sub-account units sold	-	-	85	20	-	-	470	10,408	-	26
Total assets	54,732	176,542	49,248	92,170	57,482	81,068	849,005	94,338	-	434,662

Liabilities
Payables:
Investment securities purchased	-	-	85	20	-	-	470	10,408	-	26
Sub-account units redeemed	31	215	-	14	11	13	29	-	-	26
Insurance fees due to Jackson	1	4	1	2	1	2	19	2	-	7
Total liabilities	32	219	86	36	12	15	518	10,410	-	59
Net assets (Note 6)	$54,700	$176,323	$49,162	$92,134	$57,470	$81,053	$848,487	$83,928	$-	$434,603

(a) Investment shares	5,337	16,236	5,469	9,033	6,193	8,330	83,185	8,443	-	47,342
Investments at cost	$54,283	$176,796	$56,951	$92,874	$62,928	$86,126	$826,339	$83,684	$-	$447,395

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2011

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio
Assets
Investments, at value (a)	$305,511	$252,224	$177,378	$627,942	$292,683	$-	$513,878	$163,070	$377,222	$391,361
Receivables:
Investment securities sold	63	292	18	39	53	-	472	13	90	137
Sub-account units sold	26	-	-	117	20	-	71	-	8	43
Total assets	305,600	252,516	177,396	628,098	292,756	-	514,421	163,083	377,320	391,541

Liabilities
Payables:
Investment securities purchased	26	-	-	117	20	-	71	-	8	43
Sub-account units redeemed	58	288	14	26	46	-	460	10	82	128
Insurance fees due to Jackson	5	4	4	13	7	-	12	3	8	9
Total liabilities	89	292	18	156	73	-	543	13	98	180
Net assets (Note 6)	$305,511	$252,224	$177,378	$627,942	$292,683	$-	$513,878	$163,070	$377,222	$391,361

(a) Investment shares	13,780	11,629	23,463	30,527	38,869	-	53,585	23,497	45,613	36,713
Investments at cost	$293,818	$224,058	$191,909	$633,735	$303,794	$-	$523,501	$171,087	$359,237	$344,645

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2011

	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio
Assets
Investments, at value (a)	$251,564	$283,573	$296,652	$88,063	$683,971	$439,706	$745,029	$400,499	$401,368	$495,417
Receivables:
Investment securities sold	6,369	122	24	6	1,022	43	165	26	66	120
Sub-account units sold	-	73	116	-	58	382	105	52	1,828	161
Total assets	257,933	283,768	296,792	88,069	685,051	440,131	745,299	400,577	403,262	495,698

Liabilities
Payables:
Investment securities purchased	-	73	116	-	58	382	105	52	1,828	161
Sub-account units redeemed	6,363	116	17	4	1,007	35	147	16	57	110
Insurance fees due to Jackson	6	6	7	2	15	8	18	10	9	10
Total liabilities	6,369	195	140	6	1,080	425	270	78	1,894	281
Net assets (Note 6)	$251,564	$283,573	$296,652	$88,063	$683,971	$439,706	$745,029	$400,499	$401,368	$495,417

(a) Investment shares	20,287	23,455	30,998	11,965	87,464	43,927	62,978	31,313	37,865	76,453
Investments at cost	$248,088	$310,669	$306,291	$90,573	$724,378	$462,019	$724,448	$362,938	$414,102	$604,124

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2011

	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio
Assets
Investments, at value (a)	$178,989	$1,315,267	$757,769	$177,306	$107,090	$19,615	$500,731	$1,419,277	$106,947	$36,086
Receivables:
Investment securities sold	70	72	37	32	3	-	69	80	39	15
Sub-account units sold	-	144	380	17	-	-	9	225	15	271
Total assets	179,059	1,315,483	758,186	177,355	107,093	19,615	500,809	1,419,582	107,001	36,372

Liabilities
Payables:
Investment securities purchased	-	144	380	17	-	-	9	225	15	271
Sub-account units redeemed	66	43	21	28	-	-	58	50	36	14
Insurance fees due to Jackson	4	29	16	4	3	-	11	30	3	1
Total liabilities	70	216	417	49	3	-	78	305	54	286
Net assets (Note 6)	$178,989	$1,315,267	$757,769	$177,306	$107,090	$19,615	$500,731	$1,419,277	$106,947	$36,086

(a) Investment shares	9,430	90,708	76,775	16,178	8,107	1,879	37,452	113,724	34,388	3,392
Investments at cost	$177,120	$1,299,036	$789,562	$181,509	$103,436	$22,035	$474,827	$1,385,657	$109,270	$33,221

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio
Assets
Investments, at value (a)	$196,098	$-	$26,991	$214,789	$138,738	$291,970	$1,026,598	$7,788,519	$836,264	$56,737
Receivables:
Investment securities sold	108	-	1	18	3	55	700	21,352	216	1
Sub-account units sold	9	-	-	-	-	136	572	2,333	18	220
Total assets	196,215	-	26,992	214,807	138,741	292,161	1,027,870	7,812,204	836,498	56,958

Liabilities
Payables:
Investment securities purchased	9	-	-	-	-	136	572	2,333	18	220
Sub-account units redeemed	104	-	-	13	-	48	678	21,177	197	-
Insurance fees due to Jackson	4	-	1	5	3	7	22	175	19	1
Total liabilities	117	-	1	18	3	191	1,272	23,685	234	221
Net assets (Note 6)	$196,098	$-	$26,991	$214,789	$138,738	$291,970	$1,026,598	$7,788,519	$836,264	$56,737

(a) Investment shares	33,578	-	2,732	34,699	13,064	23,414	93,668	944,063	107,076	6,325
Investments at cost	$183,627	$-	$30,215	$231,510	$134,895	$272,940	$1,154,087	$8,887,734	$909,881	$55,623

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio
Assets
Investments, at value (a)	$113,776	$1,117,681	$36,912	$218,520	$994,677	$1,895,462	$203,320	$105,316	$915,024	$288,864
Receivables:
Investment securities sold	118	2,446	1	3	179	269	139	5	447	33
Sub-account units sold	-	462	-	244	6,066	28	173	38	-	14
Total assets	113,894	1,120,589	36,913	218,767	1,000,922	1,895,759	203,632	105,359	915,471	288,911

Liabilities
Payables:
Investment securities purchased	-	462	-	244	6,066	28	173	38	-	14
Sub-account units redeemed	115	2,422	-	-	159	225	134	2	427	27
Insurance fees due to Jackson	3	24	1	3	20	44	5	3	20	6
Total liabilities	118	2,908	1	247	6,245	297	312	43	447	47
Net assets (Note 6)	$113,776	$1,117,681	$36,912	$218,520	$994,677	$1,895,462	$203,320	$105,316	$915,024	$288,864

(a) Investment shares	21,227	40,248	3,094	23,002	76,632	177,478	20,642	9,488	78,274	40,685
Investments at cost	$154,571	$1,096,562	$37,933	$206,749	$943,543	$1,760,561	$207,940	$110,793	$826,559	$258,812

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio
Assets
Investments, at value (a)	$178,577	$803,781	$589,768	$70,833	$244,280	$513,018	$2,044,459	$855,976	$48,942	$12,540
Receivables:
Investment securities sold	91	99	42	2	8	185	133	219	14	-
Sub-account units sold	86	13	340	23	23	6,332	133	58	9	9
Total assets	178,754	803,893	590,150	70,858	244,311	519,535	2,044,725	856,253	48,965	12,549

Liabilities
Payables:
Investment securities purchased	86	13	340	23	23	6,332	133	58	9	9
Sub-account units redeemed	87	82	29	-	3	174	92	200	13	-
Insurance fees due to Jackson	4	17	13	2	5	11	41	19	1	-
Total liabilities	177	112	382	25	31	6,517	266	277	23	9
Net assets (Note 6)	$178,577	$803,781	$589,768	$70,833	$244,280	$513,018	$2,044,459	$855,976	$48,942	$12,540

(a) Investment shares	34,878	121,234	61,053	10,019	40,244	39,677	152,914	118,392	4,994	1,488
Investments at cost	$210,350	$919,688	$645,102	$85,017	$314,304	$514,289	$2,050,822	$881,818	$53,578	$13,865

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2011

	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Assets
Investments, at value (a)	$44,048	$402,115	$101,794	$341,610	$196,167	$125,850	$912,849	$1,170,210	$284,281	$730,601
Receivables:
Investment securities sold	5	11	2	20	190	3	152	161	8	34
Sub-account units sold	9	-	3,221	160	1,115	231	-	382	15	92
Total assets	44,062	402,126	105,017	341,790	197,472	126,084	913,001	1,170,753	284,304	730,727

Liabilities
Payables:
Investment securities purchased	9	-	3,221	160	1,115	231	-	382	15	92
Sub-account units redeemed	4	3	-	14	185	-	132	136	1	18
Insurance fees due to Jackson	1	8	2	6	5	3	20	25	7	16
Total liabilities	14	11	3,223	180	1,305	234	152	543	23	126
Net assets (Note 6)	$44,048	$402,115	$101,794	$341,610	$196,167	$125,850	$912,849	$1,170,210	$284,281	$730,601

(a) Investment shares	3,864	55,236	9,296	31,748	19,617	14,499	42,937	42,646	28,457	67,963
Investments at cost	$43,624	$537,787	$95,906	$322,176	$208,944	$132,237	$786,260	$1,150,498	$286,077	$758,814

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2011

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$1,226,175	$3,688,349	$753,021
Receivables:
Investment securities sold	165	188	396
Sub-account units sold	-	306	440
Total assets	1,226,340	3,688,843	753,857

Liabilities
Payables:
Investment securities purchased	-	306	440
Sub-account units redeemed	137	114	381
Insurance fees due to Jackson	28	74	15
Total liabilities	165	494	836
Net assets (Note 6)	$1,226,175	$3,688,349	$753,021

(a) Investment shares	71,455	3,688,349	43,985
Investments at cost	$1,155,769	$3,688,349	$723,861

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2011

	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	JNL/American Funds Global Small Capitalization Portfolio	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Incfrastructure Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio
Investment income
Dividends	$263	$1,227	$181	$374	$345	$399	$6,145	$335	$-	$5,334

Expenses
Insurance charges (Note 3)	236	1,019	327	547	356	298	6,820	135	-	2,385
Total expenses	236	1,019	327	547	356	298	6,820	135	-	2,385
Net investment income (loss)	27	208	(146)	(173)	(11)	101	(675)	200	-	2,949

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	75	26	-	33	-	-	1	-	-
Investments	297	1,836	(175)	301	(2,531)	129	37,650	1,060	-	1,908
Net change in unrealized appreciation
(depreciation) on investments	(65)	(874)	(8,847)	(2,872)	(6,183)	(6,495)	(113,132)	(155)	-	(24,702)
Net realized and unrealized gain (loss)	232	1,037	(8,996)	(2,571)	(8,681)	(6,366)	(75,482)	906	-	(22,794)

Net increase (decrease) in net
assets from operations	$259	$1,245	$(9,142)	$(2,744)	$(8,692)	$(6,265)	$(76,157)	$1,106	$-	$(19,845)

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2011

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio
Investment income
Dividends	$3,574	$1,579	$1,076	$-	$3,151	$-	$21,768	$2,699	$9,465	$1,513

Expenses
Insurance charges (Note 3)	1,858	1,482	1,228	4,693	2,525	-	4,048	1,409	3,042	3,247
Total expenses	1,858	1,482	1,228	4,693	2,525	-	4,048	1,409	3,042	3,247
Net investment income (loss)	1,716	97	(152)	(4,693)	626	-	17,720	1,290	6,423	(1,734)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	34,679	-	-	-	-	-	-
Investments	5,081	7,398	(2,431)	46,152	3,669	-	8,707	5,114	8,122	12,398
Net change in unrealized appreciation
(depreciation) on investments	(21,936)	(5,430)	2,320	(114,732)	(29,068)	-	(22,251)	(33,858)	(21,088)	(23,265)
Net realized and unrealized gain (loss)	(16,855)	1,968	(111)	(33,901)	(25,399)	-	(13,544)	(28,744)	(12,966)	(10,867)

Net increase (decrease) in net assets
from operations	$(15,139)	$2,065	$(263)	$(38,594)	$(24,773)	$-	$4,176	$(27,454)	$(6,543)	$(12,601)

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio
Investment income
Dividends	$5,133	$15,168	$2,379	$288	$19,266	$3,631	$2,316	$-	$804	$16,124

Expenses
Insurance charges (Note 3)	2,003	2,454	2,640	727	5,294	3,123	7,189	3,551	2,715	4,317
Total expenses	2,003	2,454	2,640	727	5,294	3,123	7,189	3,551	2,715	4,317
Net investment income (loss)	3,130	12,714	(261)	(439)	13,972	508	(4,873)	(3,551)	(1,911)	11,807

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	8,472	7,234	8,471	-	-	-	-	1,133	-	-
Investments	3,781	10,341	1,575	(516)	1,349	8,941	18,700	22,868	3,609	(11,565)
Net change in unrealized appreciation
(depreciation) on investments	(2,571)	(47,942)	(34,113)	(9,835)	(72,246)	(41,624)	(74,059)	(28,225)	(36,785)	(77,185)
Net realized and unrealized gain (loss)	9,682	(30,367)	(24,067)	(10,351)	(70,897)	(32,683)	(55,359)	(4,224)	(33,176)	(88,750)

Net increase (decrease) in net assets
from operations	$12,812	$(17,653)	$(24,328)	$(10,790)	$(56,925)	$(32,175)	$(60,232)	$(7,775)	$(35,087)	$(76,943)

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2011

	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio
Investment income
Dividends	$-	$34,870	$10,332	$1,365	$212	$166	$13,585	$39,757	$3,400	$198

Expenses
Insurance charges (Note 3)	1,639	6,212	7,040	1,296	999	167	3,557	8,571	1,175	256
Total expenses	1,639	6,212	7,040	1,296	999	167	3,557	8,571	1,175	256
Net investment income (loss)	(1,639)	28,658	3,292	69	(787)	(1)	10,028	31,186	2,225	(58)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	205	1,168	-	12,533	-	-
Investments	13,090	26,133	49,296	2,549	4,081	921	29,890	12,406	780	2,491
Net change in unrealized appreciation
(depreciation) on investments	(23,329)	5,273	(233,119)	(9,660)	(18,723)	(4,632)	(12,109)	14,318	(9,390)	(667)
Net realized and unrealized gain (loss)	(10,239)	31,406	(183,823)	(7,111)	(14,437)	(2,543)	17,781	39,257	(8,610)	1,824

Net increase (decrease) in net assets
from operations	$(11,878)	$60,064	$(180,531)	$(7,042)	$(15,224)	$(2,544)	$27,809	$70,443	$(6,385)	$1,766

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio
Investment income
Dividends	$5,740	$-	$623	$2,264	$1,136	$2,713	$31,466	$285,008	$19,560	$442

Expenses
Insurance charges (Note 3)	1,127	-	200	1,852	1,032	2,394	8,839	69,816	7,748	442
Total expenses	1,127	-	200	1,852	1,032	2,394	8,839	69,816	7,748	442
Net investment income (loss)	4,613	-	423	412	104	319	22,627	215,192	11,812	-

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	1,425	-	1,525	-	-	-	-	-
Investments	3,445	-	86	(2,993)	1,036	2,051	(1,143)	(263,650)	16,299	3,149
Net change in unrealized appreciation
(depreciation) on investments	693	-	(5,080)	(29,686)	404	21,169	(171,183)	(172,152)	(118,633)	(3,270)
Net realized and unrealized gain (loss)	4,138	-	(3,569)	(32,679)	2,965	23,220	(172,326)	(435,802)	(102,334)	(121)

Net increase (decrease) in net assets
from operations	$8,751	$-	$(3,146)	$(32,267)	$3,069	$23,539	$(149,699)	$(220,610)	$(90,522)	$(121)

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio
Investment income
Dividends	$3,569	$9,872	$549	$1,290	$8,187	$36,891	$1,730	$1,375	$8,844	$979

Expenses
Insurance charges (Note 3)	1,277	9,229	420	941	7,467	15,706	2,270	963	7,256	2,539
Total expenses	1,277	9,229	420	941	7,467	15,706	2,270	963	7,256	2,539
Net investment income (loss)	2,292	643	129	349	720	21,185	(540)	412	1,588	(1,560)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	1,227	-	45,171	13,024	8,713	-	29,625	6,204
Investments	(5,269)	49,377	5,060	1,727	25,305	35,532	(838)	(1,796)	49,241	80,698
Net change in unrealized appreciation
(depreciation) on investments	(35,046)	(42,592)	(6,062)	(2,287)	(106,721)	(53,020)	(38,129)	1,827	(128,756)	(80,772)
Net realized and unrealized gain (loss)	(40,315)	6,785	225	(560)	(36,245)	(4,464)	(30,254)	31	(49,890)	6,130

Net increase (decrease) in net assets
from operations	$(38,023)	$7,428	$354	$(211)	$(35,525)	$16,721	$(30,794)	$443	$(48,302)	$4,570

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio
Investment income
Dividends	$-	$13,195	$4,384	$640	$1,433	$4,353	$58,395	$52,996	$104	$48

Expenses
Insurance charges (Note 3)	1,883	6,789	4,738	816	2,255	2,843	13,796	6,985	441	105
Total expenses	1,883	6,789	4,738	816	2,255	2,843	13,796	6,985	441	105
Net investment income (loss)	(1,883)	6,406	(354)	(176)	(822)	1,510	44,599	46,011	(337)	(57)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	7,078	15,826	19,132	2,323	-	535	1,105
Investments	(1,454)	(23,173)	(1,418)	548	6,383	22,943	14,680	41,593	(7,241)	(3,213)
Net change in unrealized appreciation
(depreciation) on investments	(59,494)	(18,239)	(50,717)	(26,492)	(109,048)	(6,735)	16,995	(56,853)	(6,197)	(1,335)
Net realized and unrealized gain (loss)	(60,948)	(41,412)	(52,135)	(18,866)	(86,839)	35,340	33,998	(15,260)	(12,903)	(3,443)

Net increase (decrease) in net assets
from operations	$(62,831)	$(35,006)	$(52,489)	$(19,042)	$(87,661)	$36,850	$78,597	$30,751	$(13,240)	$(3,500)

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2011

	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Investment income
Dividends	$646	$42,039	$689	$4,131	$1,566	$1,305	$-	$384	$3,377	$10,856

Expenses
Insurance charges (Note 3)	410	3,199	600	1,315	1,704	940	7,919	9,578	1,727	5,566
Total expenses	410	3,199	600	1,315	1,704	940	7,919	9,578	1,727	5,566
Net investment income (loss)	236	38,840	89	2,816	(138)	365	(7,919)	(9,194)	1,650	5,290

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	9,584	5,301	3,941	10,919	5,399	-	96,221	-	-
Investments	2,360	3,612	2,503	21,883	(13,170)	(6,966)	98,848	64,869	452	(792)
Net change in unrealized appreciation
(depreciation) on investments	(5,773)	(179,806)	(1,189)	(2,043)	(10,659)	(7,210)	(96,398)	(181,105)	(1,737)	(23,277)
Net realized and unrealized gain (loss)	(3,413)	(166,610)	6,615	23,781	(12,910)	(8,777)	2,450	(20,015)	(1,285)	(24,069)

Net increase (decrease) in net assets
from operations	$(3,177)	$(127,770)	$6,704	$26,597	$(13,048)	$(8,412)	$(5,469)	$(29,209)	$365	$(18,779)

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2011

	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Investment income
Dividends	$13,709	$229	$8,672

Expenses
Insurance charges (Note 3)	9,611	19,728	5,641
Total expenses	9,611	19,728	5,641
Net investment income (loss)	4,098	(19,499)	3,031

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	30	-
Investments	7,611	-	33,728
Net change in unrealized appreciation
(depreciation) on investments	16,133	-	(43,810)
Net realized and unrealized gain (loss)	23,744	30	(10,082)

Net increase (decrease) in net assets
from operations	$27,842	$(19,469)	$(7,051)

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	JNL/American Funds Global Small Capitalization Portfolio	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Incfrastructure Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio
Operations
Net investment income (loss)	$27	$208	$(146)	$(173)	$(11)	$101	$(675)	$200	$-	$2,949
Net realized gain (loss) on investments	297	1,911	(149)	301	(2,498)	129	37,650	1,061	-	1,908
Net change in unrealized appreciation
(depreciation) on investments	(65)	(874)	(8,847)	(2,872)	(6,183)	(6,495)	(113,132)	(155)	-	(24,702)
Net increase (decrease) in net assets
from operations	259	1,245	(9,142)	(2,744)	(8,692)	(6,265)	(76,157)	1,106	-	(19,845)

Contract transactions 1
Policy purchase payments	13,347	22,424	10,613	26,353	11,641	19,477	95,722	4,712	-	40,798
Policy withdrawals	(108)	(540)	(1,245)	-	-	-	(8,627)	-	-	(1,643)
Transfers between portfolios	36,851	84,184	30,037	50,789	38,574	54,081	195,588	60,791	-	21,304
Policyholder charges (Note 3)	(3,652)	(9,165)	(3,452)	(5,513)	(2,698)	(3,043)	(51,798)	(1,371)	-	(20,135)
Net increase (decrease) in net assets
from contract transactions	46,438	96,903	35,953	71,629	47,517	70,515	230,885	64,132	-	40,324

Net increase (decrease) in net assets	46,697	98,148	26,811	68,885	38,825	64,250	154,728	65,238	-	20,479

Net assets beginning of period	8,003	78,175	22,351	23,249	18,645	16,803	693,759	18,690	-	414,124

Net assets end of period	$54,700	$176,323	$49,162	$92,134	$57,470	$81,053	$848,487	$83,928	$-	$434,603

1 Contract Unit Transactions
Units Outstanding at December 31, 2010	773	7,500	2,011	2,235	1,725	1,486	59,545	1,809	-	31,431

Units Issued	5,888	18,006	5,279	8,074	6,757	9,469	47,917	10,381	-	9,870
Units Redeemed	(1,276)	(9,176)	(1,770)	(1,180)	(2,248)	(2,564)	(28,341)	(3,718)	-	(6,521)

Units Outstanding at December 31, 2011	5,385	16,330	5,520	9,129	6,234	8,391	79,121	8,472	-	34,780

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio
Operations
Net investment income (loss)	$1,716	$97	$(152)	$(4,693)	$626	$-	$17,720	$1,290	$6,423	$(1,734)
Net realized gain (loss) on investments	5,081	7,398	(2,431)	80,831	3,669	-	8,707	5,114	8,122	12,398
Net change in unrealized appreciation
(depreciation) on investments	(21,936)	(5,430)	2,320	(114,732)	(29,068)	-	(22,251)	(33,858)	(21,088)	(23,265)
Net increase (decrease) in net assets
from operations	(15,139)	2,065	(263)	(38,594)	(24,773)	-	4,176	(27,454)	(6,543)	(12,601)

Contract transactions 1
Policy purchase payments	29,349	32,770	9,319	88,860	57,659	-	211,401	10,846	47,008	30,455
Policy withdrawals	(18,313)	(2,296)	(670)	(10,708)	(4,511)	-	(11,243)	(3,847)	(13,393)	(4,452)
Transfers between portfolios	20,275	14,877	57,393	94,949	9,855	-	6,834	14,536	12,973	6,790
Policyholder charges (Note 3)	(19,664)	(19,454)	(7,226)	(27,146)	(28,301)	-	(43,782)	(12,416)	(20,946)	(26,764)
Net increase (decrease) in net assets
from contract transactions	11,647	25,897	58,816	145,955	34,702	-	163,210	9,119	25,642	6,029

Net increase (decrease) in net assets	(3,492)	27,962	58,553	107,361	9,929	-	167,386	(18,335)	19,099	(6,572)

Net assets beginning of period	309,003	224,262	118,825	520,581	282,754	-	346,492	181,405	358,123	397,933

Net assets end of period	$305,511	$252,224	$177,378	$627,942	$292,683	$-	$513,878	$163,070	$377,222	$391,361

1 Contract Unit Transactions
Units Outstanding at December 31, 2010	9,997	7,423	6,330	16,424	34,554	-	30,375	20,216	41,743	29,899

Units Issued	2,683	2,983	4,271	17,317	13,097	-	31,274	5,885	15,441	8,121
Units Redeemed	(2,305)	(2,109)	(1,007)	(13,432)	(9,282)	-	(17,376)	(5,217)	(12,738)	(7,621)

Units Outstanding at December 31, 2011	10,375	8,297	9,594	20,309	38,369	-	44,273	20,884	44,446	30,399

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio
Operations
Net investment income (loss)	$3,130	$12,714	$(261)	$(439)	$13,972	$508	$(4,873)	$(3,551)	$(1,911)	$11,807
Net realized gain (loss) on investments	12,253	17,575	10,046	(516)	1,349	8,941	18,700	24,001	3,609	(11,565)
Net change in unrealized appreciation
(depreciation) on investments	(2,571)	(47,942)	(34,113)	(9,835)	(72,246)	(41,624)	(74,059)	(28,225)	(36,785)	(77,185)
Net increase (decrease) in net assets
from operations	12,812	(17,653)	(24,328)	(10,790)	(56,925)	(32,175)	(60,232)	(7,775)	(35,087)	(76,943)

Contract transactions 1
Policy purchase payments	18,248	16,915	24,344	9,949	80,335	67,925	107,183	30,037	63,603	82,873
Policy withdrawals	(18,937)	(3,428)	(10,730)	(3,624)	(27,946)	(7,646)	(15,280)	(4,249)	(7,945)	(29,604)
Transfers between portfolios	9,407	1,254	8,822	20,086	114,845	(40,121)	(14,657)	5,841	116,270	(27,423)
Policyholder charges (Note 3)	(11,498)	(16,494)	(14,157)	(5,276)	(38,704)	(27,446)	(46,279)	(29,193)	(14,953)	(38,074)
Net increase (decrease) in net assets
from contract transactions	(2,780)	(1,753)	8,279	21,135	128,530	(7,288)	30,967	2,436	156,975	(12,228)

Net increase (decrease) in net assets	10,032	(19,406)	(16,049)	10,345	71,605	(39,463)	(29,265)	(5,339)	121,888	(89,171)

Net assets beginning of period	241,532	302,979	312,701	77,718	612,366	479,169	774,294	405,838	279,480	584,588

Net assets end of period	$251,564	$283,573	$296,652	$88,063	$683,971	$439,706	$745,029	$400,499	$401,368	$495,417

1 Contract Unit Transactions
Units Outstanding at December 31, 2010	9,314	22,243	22,690	8,659	46,869	24,118	57,926	24,340	24,652	39,894

Units Issued	3,077	11,222	6,216	4,321	24,856	7,366	19,117	8,376	36,579	13,270
Units Redeemed	(3,193)	(11,504)	(5,736)	(1,940)	(15,727)	(7,401)	(16,919)	(8,076)	(22,746)	(13,974)

Units Outstanding at December 31, 2011	9,198	21,961	23,170	11,040	55,998	24,083	60,124	24,640	38,485	39,190

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio
Operations
Net investment income (loss)	$(1,639)	$28,658	$3,292	$69	$(787)	$(1)	$10,028	$31,186	$2,225	$(58)
Net realized gain (loss) on investments	13,090	26,133	49,296	2,549	4,286	2,089	29,890	24,939	780	2,491
Net change in unrealized appreciation
(depreciation) on investments	(23,329)	5,273	(233,119)	(9,660)	(18,723)	(4,632)	(12,109)	14,318	(9,390)	(667)
Net increase (decrease) in net assets
from operations	(11,878)	60,064	(180,531)	(7,042)	(15,224)	(2,544)	27,809	70,443	(6,385)	1,766

Contract transactions 1
Policy purchase payments	44,217	110,338	65,808	30,830	5,128	1,019	23,420	165,008	16,396	5,972
Policy withdrawals	(4,495)	(56,123)	(33,257)	(8,830)	(1,349)	-	(22,389)	(27,702)	(35,591)	(344)
Transfers between portfolios	(13,825)	730,616	(95,301)	21,894	14,304	2,054	76,427	374,237	(9,164)	2,314
Policyholder charges (Note 3)	(12,442)	(45,588)	(61,653)	(19,126)	(11,255)	(826)	(27,681)	(58,184)	(11,072)	(2,458)
Net increase (decrease) in net assets
from contract transactions	13,455	739,243	(124,403)	24,768	6,828	2,247	49,777	453,359	(39,431)	5,484

Net increase (decrease) in net assets	1,577	799,307	(304,934)	17,726	(8,396)	(297)	77,586	523,802	(45,816)	7,250

Net assets beginning of period	177,412	515,960	1,062,703	159,580	115,486	19,912	423,145	895,475	152,763	28,836

Net assets end of period	$178,989	$1,315,267	$757,769	$177,306	$107,090	$19,615	$500,731	$1,419,277	$106,947	$36,086

1 Contract Unit Transactions
Units Outstanding at December 31, 2010	6,396	23,551	72,091	7,130	7,693	1,554	34,878	62,225	25,046	2,309

Units Issued	3,824	84,142	19,222	3,780	2,400	860	28,282	48,674	2,899	2,090
Units Redeemed	(3,250)	(51,995)	(28,490)	(2,382)	(1,942)	(669)	(25,082)	(18,169)	(9,657)	(1,688)

Units Outstanding at December 31, 2011	6,970	55,698	62,823	8,528	8,151	1,745	38,078	92,730	18,288	2,711

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio
Operations
Net investment income (loss)	$4,613	$-	$423	$412	$104	$319	$22,627	$215,192	$11,812	$-
Net realized gain (loss) on investments	3,445	-	1,511	(2,993)	2,561	2,051	(1,143)	(263,650)	16,299	3,149
Net change in unrealized appreciation
(depreciation) on investments	693	-	(5,080)	(29,686)	404	21,169	(171,183)	(172,152)	(118,633)	(3,270)
Net increase (decrease) in net assets
from operations	8,751	-	(3,146)	(32,267)	3,069	23,539	(149,699)	(220,610)	(90,522)	(121)

Contract transactions 1
Policy purchase payments	35,846	-	3,247	31,724	16,905	31,547	145,622	989,220	151,863	15,659
Policy withdrawals	(1,046)	-	(167)	(3,460)	(382)	(1,754)	(37,555)	(607,764)	(7,177)	(1,762)
Transfers between portfolios	27,895	-	12,143	(4,634)	33,527	(18,613)	(3,174)	(963,938)	(206,063)	4,465
Policyholder charges (Note 3)	(9,129)	-	(1,856)	(11,820)	(5,827)	(16,089)	(73,320)	(573,220)	(60,837)	(3,258)
Net increase (decrease) in net assets
from contract transactions	53,566	-	13,367	11,810	44,223	(4,909)	31,573	(1,155,702)	(122,214)	15,104

Net increase (decrease) in net assets	62,317	-	10,221	(20,457)	47,292	18,630	(118,126)	(1,376,312)	(212,736)	14,983

Net assets beginning of period	133,781	-	16,770	235,246	91,446	273,340	1,144,724	9,164,831	1,049,000	41,754

Net assets end of period	$196,098	$-	$26,991	$214,789	$138,738	$291,970	$1,026,598	$7,788,519	$836,264	$56,737

1 Contract Unit Transactions
Units Outstanding at December 31, 2010	20,512	-	1,370	27,772	8,809	21,187	68,704	781,667	103,908	3,521

Units Issued	14,118	-	1,264	10,027	7,230	6,944	17,618	105,620	21,728	4,643
Units Redeemed	(6,367)	-	(239)	(8,517)	(2,993)	(7,601)	(15,689)	(204,911)	(33,124)	(2,931)

Units Outstanding at December 31, 2011	28,263	-	2,395	29,282	13,046	20,530	70,633	682,376	92,512	5,233

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio
Operations
Net investment income (loss)	$2,292	$643	$129	$349	$720	$21,185	$(540)	$412	$1,588	$(1,560)
Net realized gain (loss) on investments	(5,269)	49,377	6,287	1,727	70,476	48,556	7,875	(1,796)	78,866	86,902
Net change in unrealized appreciation
(depreciation) on investments	(35,046)	(42,592)	(6,062)	(2,287)	(106,721)	(53,020)	(38,129)	1,827	(128,756)	(80,772)
Net increase (decrease) in net assets
from operations	(38,023)	7,428	354	(211)	(35,525)	16,721	(30,794)	443	(48,302)	4,570

Contract transactions 1
Policy purchase payments	29,474	142,294	13,840	29,722	80,096	256,464	38,119	8,178	118,283	26,390
Policy withdrawals	(7,687)	(70,365)	(202)	(433)	(24,580)	(56,234)	(10,856)	(1,233)	(12,376)	(3,428)
Transfers between portfolios	2,079	50,697	(28,185)	115,729	48,498	27,068	(109,101)	(5,922)	(46,026)	(160,251)
Policyholder charges (Note 3)	(9,957)	(78,908)	(4,578)	(6,385)	(52,694)	(122,684)	(13,145)	(6,572)	(60,954)	(12,804)
Net increase (decrease) in net assets
from contract transactions	13,909	43,718	(19,125)	138,633	51,320	104,614	(94,983)	(5,549)	(1,073)	(150,093)

Net increase (decrease) in net assets	(24,114)	51,146	(18,771)	138,422	15,795	121,335	(125,777)	(5,106)	(49,375)	(145,523)

Net assets beginning of period	137,890	1,066,535	55,683	80,098	978,882	1,774,127	329,097	110,422	964,399	434,387

Net assets end of period	$113,776	$1,117,681	$36,912	$218,520	$994,677	$1,895,462	$203,320	$105,316	$915,024	$288,864

1 Contract Unit Transactions
Units Outstanding at December 31, 2010	16,072	30,482	4,194	8,699	53,492	151,586	27,740	17,618	58,852	56,488

Units Issued	22,335	18,988	3,712	16,504	12,203	35,703	33,810	3,336	16,405	26,391
Units Redeemed	(20,890)	(18,342)	(5,057)	(2,760)	(9,826)	(26,833)	(42,870)	(4,246)	(16,365)	(45,337)

Units Outstanding at December 31, 2011	17,517	31,128	2,849	22,443	55,869	160,456	18,680	16,708	58,892	37,542

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio
Operations
Net investment income (loss)	$(1,883)	$6,406	$(354)	$(176)	$(822)	$1,510	$44,599	$46,011	$(337)	$(57)
Net realized gain (loss) on investments	(1,454)	(23,173)	(1,418)	7,626	22,209	42,075	17,003	41,593	(6,706)	(2,108)
Net change in unrealized appreciation
(depreciation) on investments	(59,494)	(18,239)	(50,717)	(26,492)	(109,048)	(6,735)	16,995	(56,853)	(6,197)	(1,335)
Net increase (decrease) in net assets
from operations	(62,831)	(35,006)	(52,489)	(19,042)	(87,661)	36,850	78,597	30,751	(13,240)	(3,500)

Contract transactions 1
Policy purchase payments	52,000	110,753	76,107	7,760	43,529	49,906	240,013	341,799	5,994	4,134
Policy withdrawals	(646)	(7,180)	(11,086)	(4,073)	(10,447)	(23,839)	(24,785)	(13,080)	(1,563)	(263)
Transfers between portfolios	(55,008)	(110,716)	37,886	5,277	(15,038)	211,575	175,731	(129,623)	48,802	8,573
Policyholder charges (Note 3)	(14,871)	(60,946)	(30,714)	(6,321)	(17,749)	(24,210)	(134,636)	(43,026)	(3,155)	(1,241)
Net increase (decrease) in net assets
from contract transactions	(18,525)	(68,089)	72,193	2,643	295	213,432	256,323	156,070	50,078	11,203

Net increase (decrease) in net assets	(81,356)	(103,095)	19,704	(16,399)	(87,366)	250,282	334,920	186,821	36,838	7,703

Net assets beginning of period	259,933	906,876	570,064	87,232	331,646	262,736	1,709,539	669,155	12,104	4,837

Net assets end of period	$178,577	$803,781	$589,768	$70,833	$244,280	$513,018	$2,044,459	$855,976	$48,942	$12,540

1 Contract Unit Transactions
Units Outstanding at December 31, 2010	35,506	75,898	37,533	7,144	26,392	19,888	82,888	38,270	1,139	454

Units Issued	53,541	12,501	11,386	10,798	14,083	45,196	92,166	112,494	7,637	3,230
Units Redeemed	(57,401)	(18,139)	(6,250)	(10,380)	(13,522)	(30,063)	(79,698)	(103,640)	(3,851)	(2,405)

Units Outstanding at December 31, 2011	31,646	70,260	42,669	7,562	26,953	35,021	95,356	47,124	4,925	1,279

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Operations
Net investment income (loss)	$236	$38,840	$89	$2,816	$(138)	$365	$(7,919)	$(9,194)	$1,650	$5,290
Net realized gain (loss) on investments	2,360	13,196	7,804	25,824	(2,251)	(1,567)	98,848	161,090	452	(792)
Net change in unrealized appreciation
(depreciation) on investments	(5,773)	(179,806)	(1,189)	(2,043)	(10,659)	(7,210)	(96,398)	(181,105)	(1,737)	(23,277)
Net increase (decrease) in net assets
from operations	(3,177)	(127,770)	6,704	26,597	(13,048)	(8,412)	(5,469)	(29,209)	365	(18,779)

Contract transactions 1
Policy purchase payments	7,591	40,194	8,671	21,200	31,100	10,149	96,706	153,763	24,516	88,228
Policy withdrawals	(471)	(5,532)	(1,853)	(3,906)	(42,722)	(2,284)	(16,848)	(73,930)	(21,545)	(10,901)
Transfers between portfolios	(4,965)	281,085	34,012	142,499	135,826	68,613	(311,066)	48,491	207,130	126,843
Policyholder charges (Note 3)	(2,840)	(20,329)	(5,173)	(11,058)	(15,045)	(7,357)	(58,147)	(74,348)	(14,272)	(48,199)
Net increase (decrease) in net assets
from contract transactions	(685)	295,418	35,657	148,735	109,159	69,121	(289,355)	53,976	195,829	155,971

Net increase (decrease) in net assets	(3,862)	167,648	42,361	175,332	96,111	60,709	(294,824)	24,767	196,194	137,192

Net assets beginning of period	47,910	234,467	59,433	166,278	100,056	65,141	1,207,673	1,145,443	88,087	593,409

Net assets end of period	$44,048	$402,115	$101,794	$341,610	$196,167	$125,850	$912,849	$1,170,210	$284,281	$730,601

1 Contract Unit Transactions
Units Outstanding at December 31, 2010	2,327	22,547	5,334	13,972	8,818	6,498	35,456	20,652	7,976	37,014

Units Issued	1,350	50,627	4,784	23,870	41,613	15,041	5,933	7,897	31,870	17,671
Units Redeemed	(1,410)	(25,796)	(1,848)	(11,870)	(34,637)	(8,158)	(14,248)	(7,065)	(14,206)	(7,963)

Units Outstanding at December 31, 2011	2,267	47,378	8,270	25,972	15,794	13,381	27,141	21,484	25,640	46,722

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Operations
Net investment income (loss)	$4,098	$(19,499)	$3,031
Net realized gain (loss) on investments	7,611	30	33,728
Net change in unrealized appreciation
(depreciation) on investments	16,133	-	(43,810)
Net increase (decrease) in net assets
from operations	27,842	(19,469)	(7,051)

Contract transactions 1
Policy purchase payments	137,548	1,164,265	76,279
Policy withdrawals	(14,267)	(211,623)	(30,527)
Transfers between portfolios	113,196	(7,479)	(137,023)
Policyholder charges (Note 3)	(77,065)	(179,901)	(37,667)
Net increase (decrease) in net assets from
contract transactions	159,412	765,262	(128,938)

Net increase (decrease) in net assets	187,254	745,793	(135,989)

Net assets beginning of period	1,038,921	2,942,556	889,010

Net assets end of period	$1,226,175	$3,688,349	$753,021

1 Contract Unit Transactions
Units Outstanding at December 31, 2010	32,253	197,335	40,970

Units Issued	9,117	433,707	7,581
Units Redeemed	(4,282)	(379,500)	(12,593)

Units Outstanding at December 31, 2011	37,088	251,542	35,958

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/American Funds Blue Chip Income and Growth Portfolio(a)	JNL/American Funds Global Bond Portfolio(a)	JNL/American Funds Global Small Capitalization Portfolio(a)	JNL/American Funds Growth-Income Portfolio(a)	JNL/American Funds International Portfolio(a)	JNL/American Funds New World Portfolio(a)	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio(b)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio
Operations
Net investment income (loss)	$(14)	$(193)	$(32)	$(58)	$(31)	$(41)	$(2,075)	$(12)	$2,296	$395
Net realized gain (loss) on investments	52	71	25	47	24	69	11,874	1	(2,064)	10,332
Net change in unrealized appreciation
(depreciation) on investments	482	401	1,059	2,132	725	1,423	90,658	399	35,505	26,000
Net increase (decrease) in net assets
from operations	520	279	1,052	2,121	718	1,451	100,457	388	35,737	36,727

Contract transactions 1
Policy purchase payments	861	1,530	246	4,279	210	1,453	100,477	62	41,934	30,093
Policy withdrawals	-	-	-	-	-	-	(4,543)	-	(24,174)	(65,197)
Transfers between portfolios	7,003	77,772	21,519	17,629	17,873	14,491	(3,643)	18,323	(25,588)	(464)
Policyholder charges	(381)	(1,406)	(466)	(780)	(156)	(592)	(36,994)	(83)	(18,158)	(19,130)
Net increase (decrease) in net assets
from contract transactions	7,483	77,896	21,299	21,128	17,927	15,352	55,297	18,302	(25,986)	(54,698)

Net increase (decrease) in net assets	8,003	78,175	22,351	23,249	18,645	16,803	155,754	18,690	9,751	(17,971)

Net assets beginning of period	-	-	-	-	-	-	538,005	-	404,373	326,974

Net assets end of period	$8,003	$78,175	$22,351	$23,249	$18,645	$16,803	$693,759	$18,690	$414,124	$309,003

1 Contract Unit Transactions
Units Outstanding at December 31, 2009	-	-	-	-	-	-	53,921	-	33,172	11,816

Units Issued	857	7,757	2,072	2,316	1,780	1,564	28,936	1,817	5,138	7,692
Units Redeemed	(84)	(257)	(61)	(81)	(55)	(78)	(23,312)	(8)	(6,879)	(9,511)

Units Outstanding at December 31, 2010	773	7,500	2,011	2,235	1,725	1,486	59,545	1,809	31,431	9,997

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Operations
Net investment income (loss)	$(902)	$(499)	$(1,709)	$1,711	$9,532	$690	$(2,181)	$(838)	$4,052	$1,409
Net realized gain (loss) on investments	12,396	(5,646)	7,906	(342)	5,657	7,493	4,190	5,595	7,905	4,592
Net change in unrealized appreciation
(depreciation) on investments	16,025	17,164	100,355	16,778	25,153	21,525	32,706	66,659	4,399	17,204
Net increase (decrease) in net assets
from operations	27,519	11,019	106,552	18,147	40,342	29,708	34,715	71,416	16,356	23,205

Contract transactions 1
Policy purchase payments	28,568	10,749	39,083	49,166	83,308	34,618	48,460	27,476	27,504	25,182
Policy withdrawals	(25,554)	(2,145)	(2,029)	(8,322)	(95,881)	(2,561)	(6,327)	(12,744)	(21,016)	(2,085)
Transfers between portfolios	(94,027)	10,927	151,213	30,145	(25,744)	(86,880)	17,829	92,682	(10,568)	184,853
Policyholder charges	(19,866)	(5,703)	(14,071)	(25,550)	(43,658)	(11,606)	(18,461)	(16,333)	(11,801)	(6,324)
Net increase (decrease) in net assets
from contract transactions	(110,879)	13,828	174,196	45,439	(81,975)	(66,429)	41,501	91,081	(15,881)	201,626

Net increase (decrease) in net assets	(83,360)	24,847	280,748	63,586	(41,633)	(36,721)	76,216	162,497	475	224,831

Net assets beginning of period	307,622	93,978	239,833	219,168	388,125	218,126	281,907	235,436	241,057	78,148

Net assets end of period	$224,262	$118,825	$520,581	$282,754	$346,492	$181,405	$358,123	$397,933	$241,532	$302,979

1 Contract Unit Transactions
Units Outstanding at December 31, 2009	11,543	5,548	10,257	28,493	38,026	29,003	36,397	22,272	9,876	6,613

Units Issued	1,889	1,755	9,297	11,961	22,549	11,546	15,278	17,377	3,312	20,024
Units Redeemed	(6,009)	(973)	(3,130)	(5,900)	(30,200)	(20,333)	(9,932)	(9,750)	(3,874)	(4,394)

Units Outstanding at December 31, 2010	7,423	6,330	16,424	34,554	30,375	20,216	41,743	29,899	9,314	22,243

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Operations
Net investment income (loss)	$(615)	$(20)	$17,038	$907	$(3,236)	$(2,186)	$(1,399)	$10,903	$(1,055)	$10,380
Net realized gain (loss) on investments	(8,787)	(242)	(2,150)	(12,245)	(130)	1,304	(509)	(47,596)	399	11,805
Net change in unrealized appreciation
(depreciation) on investments	67,038	5,840	74,382	58,852	122,112	71,781	23,897	82,054	28,256	16,246
Net increase (decrease) in net assets
from operations	57,636	5,578	89,270	47,514	118,746	70,899	21,989	45,361	27,600	38,431

Contract transactions 1
Policy purchase payments	41,927	18,129	86,623	78,573	59,776	45,406	34,413	82,105	27,008	28,689
Policy withdrawals	(3,062)	(458)	(15,638)	(8,652)	(6,692)	(1,910)	-	(22,519)	(5,889)	(30,231)
Transfers between portfolios	(23,555)	(2,916)	87,822	6,838	59,417	159,684	133,426	(27,180)	30,082	(52,365)
Policyholder charges	(18,361)	(4,793)	(36,430)	(25,492)	(40,806)	(18,384)	(9,214)	(36,830)	(9,734)	(26,828)
Net increase (decrease) in net assets
from contract transactions	(3,051)	9,962	122,377	51,267	71,695	184,796	158,625	(4,424)	41,467	(80,735)

Net increase (decrease) in net assets	54,585	15,540	211,647	98,781	190,441	255,695	180,614	40,937	69,067	(42,304)

Net assets beginning of period	258,116	62,178	400,719	380,388	583,853	150,143	98,866	543,651	108,345	558,264

Net assets end of period	$312,701	$77,718	$612,366	$479,169	$774,294	$405,838	$279,480	$584,588	$177,412	$515,960

1 Contract Unit Transactions
Units Outstanding at December 31, 2009	23,169	7,485	35,696	21,595	50,934	11,249	9,515	39,481	4,874	27,240

Units Issued	6,465	5,685	28,994	9,246	28,127	15,568	17,723	19,655	4,516	8,306
Units Redeemed	(6,944)	(4,511)	(17,821)	(6,723)	(21,135)	(2,477)	(2,586)	(19,242)	(2,994)	(11,995)

Units Outstanding at December 31, 2010	22,690	8,659	46,869	24,118	57,926	24,340	24,652	39,894	6,396	23,551

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM European 30 Portfolio
Operations
Net investment income (loss)	$(1,650)	$(239)	$(112)	$(32)	$6,658	$17,514	$2,214	$(37)	$3,449	$(74)
Net realized gain (loss) on investments	45,888	(10,474)	11,218	181	5,348	21,115	(5,864)	(653)	2,801	714
Net change in unrealized appreciation
(depreciation) on investments	132,091	38,493	10,075	2,200	51,274	10,399	30,816	3,781	6,434	1,352
Net increase (decrease) in net assets
from operations	176,329	27,780	21,181	2,349	63,280	49,028	27,166	3,091	12,684	1,992

Contract transactions 1
Policy purchase payments	127,500	26,332	18,831	424	39,493	109,207	20,930	4,909	28,915	2,460
Policy withdrawals	(28,248)	(15,875)	(762)	(1,019)	(5,221)	(22,040)	(3,945)	(582)	(831)	(2,365)
Transfers between portfolios	64,081	(14,630)	(75,439)	7,245	92,508	(134,446)	9,182	12,814	3,530	10,100
Policyholder charges	(51,600)	(17,384)	(8,741)	(422)	(19,489)	(43,655)	(10,066)	(1,767)	(7,617)	(1,003)
Net increase (decrease) in net assets
from contract transactions	111,733	(21,557)	(66,111)	6,228	107,291	(90,934)	16,101	15,374	23,997	9,192

Net increase (decrease) in net assets	288,062	6,223	(44,930)	8,577	170,571	(41,906)	43,267	18,465	36,681	11,184

Net assets beginning of period	774,641	153,357	160,416	11,335	252,574	937,381	109,496	10,371	97,100	5,586

Net assets end of period	$1,062,703	$159,580	$115,486	$19,912	$423,145	$895,475	$152,763	$28,836	$133,781	$16,770

1 Contract Unit Transactions
Units Outstanding at December 31, 2009	63,693	8,282	13,058	995	25,376	68,124	21,777	1,013	16,212	463

Units Issued	38,851	2,989	3,302	691	22,995	26,078	13,261	2,819	11,829	1,571
Units Redeemed	(30,453)	(4,141)	(8,667)	(132)	(13,493)	(31,977)	(9,992)	(1,523)	(7,529)	(664)

Units Outstanding at December 31, 2010	72,091	7,130	7,693	1,554	34,878	62,225	25,046	2,309	20,512	1,370

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio
Operations
Net investment income (loss)	$1,037	$(442)	$1,140	$13,611	$125,664	$13,041	$(36)	$1,951	$3,357	$(275)
Net realized gain (loss) on investments	1,843	115	(2,848)	(12,459)	(628,109)	(16,648)	768	(4,980)	(43,259)	460
Net change in unrealized appreciation
(depreciation) on investments	25,620	3,589	11,897	71,722	1,780,965	128,330	3,169	3,861	200,324	5,177
Net increase (decrease) in net assets
from operations	28,500	3,262	10,189	72,874	1,278,520	124,723	3,901	832	160,422	5,362

Contract transactions 1
Policy purchase payments	31,962	5,963	29,322	146,772	1,162,939	165,855	5,386	27,406	130,393	15,348
Policy withdrawals	(28,329)	-	(7,926)	(38,884)	(624,137)	(95,870)	(61)	(843)	(101,893)	(2,328)
Transfers between portfolios	(9,834)	74,089	16,901	92,077	(687,405)	(26,736)	22,814	(18,887)	73,873	24,998
Policyholder charges	(12,960)	(2,250)	(14,877)	(69,550)	(642,450)	(71,883)	(1,646)	(9,209)	(70,891)	(4,054)
Net increase (decrease) in net assets
from contract transactions	(19,161)	77,802	23,420	130,415	(791,053)	(28,634)	26,493	(1,533)	31,482	33,964

Net increase (decrease) in net assets	9,339	81,064	33,609	203,289	487,467	96,089	30,394	(701)	191,904	39,326

Net assets beginning of period	225,907	10,382	239,731	941,435	8,677,364	952,911	11,360	138,591	874,631	16,357

Net assets end of period	$235,246	$91,446	$273,340	$1,144,724	$9,164,831	$1,049,000	$41,754	$137,890	$1,066,535	$55,683

1 Contract Unit Transactions
Units Outstanding at December 31, 2009	30,010	1,052	19,185	59,969	860,886	106,664	1,331	16,371	29,595	1,379

Units Issued	18,306	8,269	6,983	22,752	147,594	36,846	4,063	5,573	12,870	3,582
Units Redeemed	(20,544)	(512)	(4,981)	(14,017)	(226,813)	(39,602)	(1,873)	(5,872)	(11,983)	(767)

Units Outstanding at December 31, 2010	27,772	8,809	21,187	68,704	781,667	103,908	3,521	16,072	30,482	4,194

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio
Operations
Net investment income (loss)	$(135)	$982	$10,842	$(1,358)	$(145)	$481	$(2,268)	$1,103	$14,920	$733
Net realized gain (loss) on investments	842	15,103	8,978	354	(9,075)	19,474	15,900	(110)	(47,892)	(11,042)
Net change in unrealized appreciation
(depreciation) on investments	10,565	165,767	189,104	7,760	23,101	174,781	31,548	24,934	145,426	82,718
Net increase (decrease) in net assets
from operations	11,272	181,852	208,924	6,756	13,881	194,736	45,180	25,927	112,454	72,409

Contract transactions 1
Policy purchase payments	6,450	105,878	238,901	55,936	4,090	115,887	23,484	28,121	144,659	88,160
Policy withdrawals	(681)	(21,175)	(78,543)	(3,384)	(3,453)	(36,433)	(7,711)	(708)	(61,809)	(24,705)
Transfers between portfolios	35,371	96,355	85,539	91,746	1,615	65,324	(3,517)	107,076	3,591	(4,861)
Policyholder charges	(2,658)	(42,545)	(116,377)	(10,163)	(5,926)	(56,681)	(12,500)	(8,319)	(71,160)	(28,477)
Net increase (decrease) in net assets
from contract transactions	38,482	138,513	129,520	134,135	(3,674)	88,097	(244)	126,170	15,281	30,117

Net increase (decrease) in net assets	49,754	320,365	338,444	140,891	10,207	282,833	44,936	152,097	127,735	102,526

Net assets beginning of period	30,344	658,517	1,435,683	188,206	100,215	681,566	389,451	107,836	779,141	467,538

Net assets end of period	$80,098	$978,882	$1,774,127	$329,097	$110,422	$964,399	$434,387	$259,933	$906,876	$570,064

1 Contract Unit Transactions
Units Outstanding at December 31, 2009	3,863	45,029	139,485	18,883	18,272	52,185	56,317	17,713	74,733	35,295

Units Issued	6,189	20,274	42,631	42,117	5,846	17,895	11,835	24,735	18,385	8,073
Units Redeemed	(1,353)	(11,811)	(30,530)	(33,260)	(6,500)	(11,228)	(11,664)	(6,942)	(17,220)	(5,835)

Units Outstanding at December 31, 2010	8,699	53,492	151,586	27,740	17,618	58,852	56,488	35,506	75,898	37,533

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/PAM Asia ex- Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total ReturnBond Portfolio	JNL/PPM AmericaHigh Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/Red Rocks Listed Private Equity Portfolio	JNL/S&P Competitive Advantage Portfolio
Operations
Net investment income (loss)	$(331)	$(1,852)	$1,597	$19,164	$33,813	$(132)	$(3)	$234	$(735)	$43
Net realized gain (loss) on investments	4,991	18,522	18,226	112,725	29,577	(1,673)	(78)	933	5,124	3,630
Net change in unrealized appreciation
(depreciation) on investments	6,642	19,104	1,709	(8,526)	(2,474)	781	(2)	5,633	40,068	2,615
Net increase (decrease) in net assets
from operations	11,302	35,774	21,532	123,363	60,916	(1,024)	(83)	6,800	44,457	6,288

Contract transactions 1
Policy purchase payments	14,608	57,396	39,819	291,029	149,341	1,796	907	8,347	26,635	7,332
Policy withdrawals	(1,245)	(12,686)	(29,043)	(150,518)	(16,406)	(122)	-	(2,414)	(6,784)	(555)
Transfers between portfolios	17,765	28,464	11,406	62,862	42,673	4,825	4,078	(4,954)	105,079	747
Policyholder charges	(6,259)	(15,705)	(18,009)	(125,453)	(28,322)	(1,357)	(267)	(2,751)	(7,016)	(4,106)
Net increase (decrease) in net assets
from contract transactions	24,869	57,469	4,173	77,920	147,286	5,142	4,718	(1,772)	117,914	3,418

Net increase (decrease) in net assets	36,171	93,243	25,705	201,283	208,202	4,118	4,635	5,028	162,371	9,706

Net assets beginning of period	51,061	238,403	237,031	1,508,256	460,953	7,986	202	42,882	72,096	49,727

Net assets end of period	$87,232	$331,646	$262,736	$1,709,539	$669,155	$12,104	$4,837	$47,910	$234,467	$59,433

1 Contract Unit Transactions
Units Outstanding at December 31, 2009	4,569	19,986	19,232	79,029	30,213	963	24	2,432	8,705	4,979

Units Issued	7,260	23,414	24,787	87,308	37,243	7,124	2,161	894	22,614	1,823
Units Redeemed	(4,685)	(17,008)	(24,131)	(83,449)	(29,186)	(6,948)	(1,731)	(999)	(8,772)	(1,468)

Units Outstanding at December 31, 2010	7,144	26,392	19,888	82,888	38,270	1,139	454	2,327	22,547	5,334

See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/S&P Total Yield Portfolio	JNL/Select Balanced Portfolio	JNL/Select Money Market Portfolio	JNL/ Select Value Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Operations
Net investment income (loss)	$276	$(160)	$(60)	$4,314	$(16,587)	$3,919	$(6,887)	$(4,505)	$(69)	$1,136
Net realized gain (loss) on investments	29,219	11,916	(3,810)	(2,257)	-	(2,276)	24,989	42,775	1,090	(38,526)
Net change in unrealized appreciation
(depreciation) on investments	1,686	(5,128)	(238)	93,660	-	93,724	153,837	203,061	3,075	112,562
Net increase (decrease) in net assets
from operations	31,181	6,628	(4,108)	95,717	(16,587)	95,367	171,939	241,331	4,096	75,172

Contract transactions 1
Policy purchase payments	20,964	28,907	18,137	101,870	561,627	90,378	116,849	144,487	7,798	80,747
Policy withdrawals	(978)	(10,561)	(559)	(21,854)	(143,459)	(18,183)	(35,558)	(28,408)	(445)	(10,547)
Transfers between portfolios	(28,582)	(24,133)	1,422	76,721	522,858	159,363	90,702	74,453	(128,436)	(55,419)
Policyholder charges	(14,434)	(8,806)	(4,755)	(66,752)	(137,947)	(27,866)	(54,540)	(64,725)	(6,267)	(44,826)
Net increase (decrease) in net assets
from contract transactions	(23,030)	(14,593)	14,245	89,985	803,079	203,692	117,453	125,807	(127,350)	(30,045)

Net increase (decrease) in net assets	8,151	(7,965)	10,137	185,702	786,492	299,059	289,392	367,138	(123,254)	45,127

Net assets beginning of period	158,127	108,021	55,004	853,219	2,156,064	589,951	918,281	778,305	211,341	548,282

Net assets end of period	$166,278	$100,056	$65,141	$1,038,921	$2,942,556	$889,010	$1,207,673	$1,145,443	$88,087	$593,409

1 Contract Unit Transactions
Units Outstanding at December 31, 2009	16,990	10,298	5,976	29,073	144,251	30,646	31,329	17,858	19,665	39,026

Units Issued	21,468	25,054	9,245	11,427	159,108	19,140	14,215	9,283	16,442	15,111
Units Redeemed	(24,486)	(26,534)	(8,723)	(8,247)	(106,024)	(8,816)	(10,088)	(6,489)	(28,131)	(17,123)

Units Outstanding at December 31, 2010	13,972	8,818	6,498	32,253	197,335	40,970	35,456	20,652	7,976	37,014

See notes to the financial statements.

Jackson National Separate Account IV
Notes to Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account IV (the “Separate Account”) on June 14, 1997.  The Separate Account commenced operations on March 8, 2004, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the policyholder, net premiums for individual flexible premium variable universal life contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contains eighty-three (83) Portfolios as of December 31, 2011, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/MCM Small Cap Index Fund*
JNL/American Funds Global Bond Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Oppenheimer Global Growth Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Invesco Global Real Estate Fund	JNL/PAM Asia ex-Japan Fund
JNL/American Funds Growth-Income Fund	JNL/Invesco International Growth Fund	JNL/PAM China-India Fund
JNL/American Funds International Fund	JNL/Invesco Large Cap Growth Fund	JNL/PIMCO Real Return Fund
JNL/American Funds New World Fund	JNL/Invesco Small Cap Growth Fund	JNL/PIMCO Total Return Bond Fund
JNL/BlackRock Commodity Securities Fund	JNL/Ivy Asset Strategy Fund	JNL/PPM America High Yield Bond Fund
JNL/BlackRock Global Allocation Fund(1)	JNL/JPMorgan International Value Fund	JNL/PPM America Mid Cap Value Fund
JNL/Brookfield Global Infrastructure Fund	JNL/JPMorgan MidCap Growth Fund	JNL/PPM America Small Cap Value Fund
JNL/Capital Guardian Global Balanced Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/PPM America Value Equity Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/Lazard Emerging Markets Fund(2)	JNL/Red Rocks Listed Private Equity Fund(2)
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Competitive Advantage Fund
JNL/Eagle Core Equity Fund	JNL/M&G Global Basics Fund	JNL/S&P Dividend Income & Growth Fund
JNL/Eagle SmallCap Equity Fund	JNL/M&G Global Leaders Fund	JNL/S&P Intrinsic Value Fund
JNL/Franklin Templeton Global Growth Fund	JNL/MCM Bond Index Fund*	JNL/S&P Total Yield Fund
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/MCM Emerging Markets Index Fund*	JNL/T. Rowe Price Established Growth Fund
JNL/Franklin Templeton Income Fund	JNL/MCM European 30 Fund*	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/MCM Global Alpha Fund(2)*	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/MCM International Index Fund*	JNL/T. Rowe Price Value Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/WMC Balanced Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/WMC Money Market Fund
JNL/Goldman Sachs Emerging Markets Debt Fund(2)	JNL/MCM S&P 500 Index Fund*	JNL/WMC Value Fund

Jackson National Separate Account IV
Notes to Financial Statements

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM DowSM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2011, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Select Balanced Fund	JNL/WMC Balanced Fund	May 2, 2011
JNL/Select Money Market Fund	JNL/WMC Money Market Fund	May 2, 2011
JNL/Select Value Fund	JNL/WMC Value Fund	May 2, 2011

(1) Effective February 22, 2011, JNL/BlackRock Global Allocation Fund was removed as an investment option for all new investment allocations, but any current investment balances as of February 22, 2011, remained in the Fund.  Prior to August 27, 2011, the Fund had a Master-Feeder structure and invested substantially all its assets in shares of BlackRock Global Allocation Portfolio, a series of BlackRock Series Fund, Inc.  At close of business August 26, 2011, the Fund received a pro rata share of cash, securities, and receivables from the BlackRock Global Allocation Portfolio in a complete liquidation of its interest in the Master Fund.  At this time the Fund was reorganized from a Master-Feeder structure to a Sub-Advised Fund and began investing directly in securities rather than through the Master Fund.  Effective August 29, 2011, JNL/BlackRock Global Allocation Fund was reopened to all investors.

(2) Effective August 29, 2011, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund closed to new investors.

* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Jackson National Separate Account IV
Notes to Financial Statements

Note 2 – Significant Accounting Policies (continued)

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2011, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1.  The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”

In May 2011 FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurements to changes in unobservable or Level 3 valuation inputs.

For the year ended December 31, 2011, there were no transfers between Level 1 and Level 2 securities.

Jackson National Separate Account IV
Notes to Financial Statements

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Asset-based Charges

Insurance Charges

Jackson deducts a daily contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% - 0.90% for years 1-10, 0.0% - 0.25% for years 11-20, and 0.0% for years greater than 21 for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  This charge is an expense of the Separate Account and is deducted daily from the net assets of the Separate Account.  This is charged through the daily unit value calculation.

Transaction Charges

Policy premium payments are reflected net of the following charges paid:

Sales Charge
A basic sales charge is deducted from each premium payment received.  This sales charge is not to exceed 6% of each premium in all years.  Total sales charges deducted from premium payments for the years ended December 31, 2011 and 2010 amounted to $363,631 and $334,257, respectively.

Premium Tax Charge
A premium tax charge in the amount of 2.5% is deducted from each premium payment.

Federal Tax Charge
A federal tax charge of 1.5% is deducted from each premium payment.

Total tax charges for the years ended December 31, 2011 and 2010 amounted to $433,057 and $379,497, respectively.

In addition to deductions for premium payments, cash value charges, if any, are assessed from the actual cash value of the policy.  These charges are paid by redeeming units of the Separate Account held by the individual policyholder.

Cost of Insurance Charge
The cost of insurance varies with the amount of insurance, the insured’s age, sex, risk class, and duration of the policy.

Monthly Policy Charge
A monthly policy fee is assessed at $7.50 - $15 per month of policy years 1-10 and $7.50 - $8 per month thereafter.

Administrative Charge
An administrative charge of $0.05 - $0.30 per thousand of the specified death benefit (policy face value) will be assessed in the first 10-15 policy years, and $0.01 per thousand thereafter.

Jackson National Separate Account IV
Notes to Financial Statements

Note 3 – Policy Charges (continued)

Optional Rider Charges

Types of optional riders include the following: Scheduled Term Insurance, Waiver of Monthly Deductions, Wavier of Specified Premium, Guaranteed Minimum Death Benefit, and Child Insurance Rider.  For a full explanation of product optional riders please refer to the products prospectus.

The total cash value charges for the years ended December 31, 2011 and 2010 amounted to $2,811,190 and $2,534,873, respectively.

Contract Charges

Transfer Charge
A transfer charge of $25 will apply to transfers made by policyholders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required.  This charge will be deducted from the amount transferred prior to the allocation to a different portfolio.

Re-Underwriting Charge
If a transaction under a policy requires underwriting approval after the commencement date, a charge of $25 is deducted.

Illustration Charge
One personalized illustration is free of charge each policy year.  A fee of $25 (to be paid separately) will be assessed for any additional illustration requests during the policy year.

Surrender Charges
During the first nine contract years, certain contracts include a provision for a charge upon the surrender, partial surrender or increase in the specified death benefit of the contract.  The amount assessed under the contract terms, if any, depends upon the specified rate associated with the particular contract.  The rate is determined based on a number of factors, including the insured’s age, sex, underwriting risk classification, and the contract year of surrender.  The surrender charges are assessed by Jackson and withheld from the proceeds of withdrawals.

The total contract charges for the years ended December 31, 2011 and 2010 amounted to $300 and $375, respectively.

Jackson National Separate Account IV
Notes to Financial Statements

Note 4 – Purchases and Sales of Investments

For the year ended December 31, 2011, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales

JNL/American Funds Blue Chip Income and Growth Fund	$60,261	$13,796	JNL/Lazard Mid Cap Equity Fund	$81,278	$56,441
JNL/American Funds Global Bond Fund	199,206	102,020	JNL/M&G Global Basics Fund	35,273	29,027
JNL/American Funds Global Small Capitalization Fund	56,250	20,416	JNL/M&G Global Leaders Fund	12,222	8,808
JNL/American Funds Growth-Income Fund	84,202	12,745	JNL/MCM Bond Index Fund	783,882	286,804
JNL/American Funds International Fund	69,063	21,523	JNL/MCM Emerging Markets Index Fund	-	-
JNL/American Funds New World Fund	98,319	27,703	JNL/MCM European 30 Fund	18,338	3,123
JNL/BlackRock Commodity Securities Fund	570,346	340,137	JNL/MCM Global Alpha Fund	78,890	33,038
JNL/BlackRock Global Allocation Fund	103,149	38,816	JNL/MCM International Index Fund	326,495	272,294
JNL/Brookfield Global Infrastructure Fund	-	-	JNL/MCM Pacific Rim 30 Fund	50,868	68,637
JNL/Capital Guardian Global Balanced Fund	129,435	86,162	JNL/MCM S&P 400 MidCap Index Fund	290,896	193,684
JNL/Capital Guardian Global Diversified Research Fund	83,124	69,762	JNL/MCM S&P 500 Index Fund	491,493	352,671
JNL/Capital Guardian U.S. Growth Equity Fund	90,242	64,248	JNL/MCM Small Cap Index Fund	305,618	275,478
JNL/Eagle Core Equity Fund	78,680	20,016	JNL/Oppenheimer Global Growth Fund	177,871	106,032
JNL/Eagle SmallCap Equity Fund	618,255	442,315	JNL/PAM Asia ex-Japan Fund	119,494	109,949
JNL/Franklin Templeton Global Growth Fund	114,341	79,013	JNL/PAM China-India Fund	182,882	167,583
JNL/Franklin Templeton Global Multisector Bond Fund	-	-	JNL/PIMCO Real Return Fund	693,519	459,445
JNL/Franklin Templeton Income Fund	401,430	220,500	JNL/PIMCO Total Return Bond Fund	2,067,580	1,764,335
JNL/Franklin Templeton International Small Cap Growth Fund	57,651	47,243	JNL/PPM America High Yield Bond Fund	2,225,987	2,023,906
JNL/Franklin Templeton Mutual Shares Fund	142,702	110,637	JNL/PPM America Mid Cap Value Fund	97,440	47,164
JNL/Franklin Templeton Small Cap Value Fund	105,314	101,019	JNL/PPM America Small Cap Value Fund	34,523	22,271
JNL/Goldman Sachs Core Plus Bond Fund	101,516	92,694	JNL/PPM America Value Equity Fund	29,128	29,577
JNL/Goldman Sachs Emerging Markets Debt Fund	182,771	164,575	JNL/Red Rocks Listed Private Equity Fund	619,344	275,503
JNL/Goldman Sachs Mid Cap Value Fund	96,870	80,382	JNL/S&P Competitive Advantage Fund	64,221	23,173
JNL/Goldman Sachs U.S. Equity Flex Fund	37,025	16,328	JNL/S&P Dividend Income & Growth Fund	311,108	155,615
JNL/Invesco Global Real Estate Fund	353,355	210,852	JNL/S&P Intrinsic Value Fund	554,215	434,274
JNL/Invesco International Growth Fund	154,636	161,416	JNL/S&P Total Yield Fund	151,044	76,159
JNL/Invesco Large Cap Growth Fund	254,424	228,330	JNL/T. Rowe Price Established Growth Fund	208,334	505,609
JNL/Invesco Small Cap Growth Fund	147,824	147,807	JNL/T. Rowe Price Mid-Cap Growth Fund	563,860	422,856
JNL/Ivy Asset Strategy Fund	409,254	254,190	JNL/T. Rowe Price Short-Term Bond Fund	357,143	159,664
JNL/JPMorgan International Value Fund	214,014	214,436	JNL/T. Rowe Price Value Fund	297,971	136,710
JNL/JPMorgan MidCap Growth Fund	107,779	95,962	JNL/WMC Balanced Fund	312,565	149,055
JNL/JPMorgan U.S. Government & Quality Bond Fund	2,053,387	1,285,486	JNL/WMC Money Market Fund	6,798,254	6,052,460
JNL/Lazard Emerging Markets Fund	299,016	420,127	JNL/WMC Value Fund	174,497	300,405

Jackson National Separate Account IV
Notes to Financial Statements

Note 4 – Purchases and Sales of Investments (continued)

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales

JNL/MCM 25 Fund	$390,775	$330,971	JNL/MCM NYSE® International 25 Fund	$200,917	$184,716
JNL/MCM Communications Sector Fund	21,057	58,263	JNL/MCM Oil & Gas Sector Fund	768,233	723,871
JNL/MCM Consumer Brands Sector Fund	27,751	22,325	JNL/MCM S&P® 24 Fund	166,016	27,033
JNL/MCM DowSM Dividend Fund	102,016	43,836	JNL/MCM S&P® SMid 60 Fund	397,481	484,291
JNL/MCM Financial Sector Fund	78,970	66,748	JNL/MCM Select Small-Cap Fund	22,401	27,539
JNL/MCM Healthcare Sector Fund	100,884	105,474	JNL/MCM Technology Sector Fund	212,251	357,700
JNL/MCM JNL 5 Fund	1,522,897	2,463,408	JNL/MCM Value Line® 30 Fund	380,597	401,005
JNL/MCM JNL Optimized 5 Fund	237,038	347,439	JNL/MCM VIP Fund	161,917	223,601
JNL/MCM Nasdaq® 25 Fund	51,164	36,060

Note 5 – Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights

The following is a summary for each period in the five-year period ended December 31, 2011 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

	JNL/American Funds Blue Chip Income and Growth Portfolio(b)		JNL/American Funds Global Bond Portfolio(b)		JNL/American Funds Global Small Capitalization Portfolio(b)		JNL/American Funds Growth-Income Portfolio(b)		JNL/American Funds International Portfolio(b)		JNL/American Funds New World Portfolio(b)		JNL/BlackRock Commodity Securities Portfolio(a)		JNL/BlackRock Global Allocation Portfolio(c)		JNL/Brookfield Global Incfrastructure Portfolio(d)		JNL/Capital Guardian Global Balanced Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$10.152091		$10.798211		$8.907370		$10.089756		$9.213080		$9.633597		$10.678697		$9.896293		$10.355405		$12.047020
Total Return*	-1.91%		3.59%		-19.84%		-2.96%		-14.82%		-14.77%		-7.96%		-4.24%		3.55	%***	-5.55%
Ratio of Expenses**	0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%

Period ended December 31, 2010

Unit Value	$10.350229		$10.423733		$11.111333		$10.397660		$10.815402		$11.302552		$11.602289		$10.334347		n/a		$12.754628
Total Return*	3.50	%***	4.24	%***	11.11	%***	3.98	%***	8.15	%***	13.03	%***	16.54%		3.34	%***	n/a		8.42%
Ratio of Expenses**	0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		n/a		0.90%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$9.955948		n/a		n/a		$11.764277
Total Return*	n/a		n/a		n/a		n/a		n/a		n/a		49.00%		n/a		n/a		21.49%
Ratio of Expenses**	n/a		n/a		n/a		n/a		n/a		n/a		0.90%		n/a		n/a		0.90%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$6.681945		n/a		n/a		$9.683308
Total Return*	n/a		n/a		n/a		n/a		n/a		n/a		-51.62%		n/a		n/a		-28.76%
Ratio of Expenses**	n/a		n/a		n/a		n/a		n/a		n/a		0.90%		n/a		n/a		0.90%

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$13.810204		n/a		n/a		$13.593315
Total Return*	n/a		n/a		n/a		n/a		n/a		n/a		38.10	%***	n/a		n/a		7.27%
Ratio of Expenses**	n/a		n/a		n/a		n/a		n/a		n/a		0.90%		n/a		n/a		0.90%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund lessexpenses that are charged directly to the Separate Account.

**

Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***

Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations October 11, 2010.
(d)	Commencement of operations December 12, 2011.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/American Funds Blue Chip Income and Growth Portfolio(b)		JNL/American Funds Global Bond Portfolio(b)		JNL/American Funds Global Small Capitalization Portfolio(b)		JNL/American Funds Growth-Income Portfolio(b)		JNL/American Funds International Portfolio(b)		JNL/American Funds New World Portfolio(b)		JNL/BlackRock Commodity Securities Portfolio(a)		JNL/BlackRock Global Allocation Portfolio(c)		JNL/Brookfield Global Incfrastructure Portfolio(d)		JNL/Capital Guardian Global Balanced Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$10.279718		$10.903747		$9.012647		$10.217896		$9.321086		$9.764790		$11.079783		$9.969828		$10.359233		$13.147381
Total Return*	-1.15%		4.37%		-19.17%		-2.22%		-14.16%		-14.07%		-7.27%		-3.65%		3.59	%***	-4.84%
Ratio of Expenses**	0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%

Period ended December 31, 2010

Unit Value	$10.399647		$10.447141		$11.150705		$10.449598		$10.859197		$11.363534		$11.948350		$10.347291		n/a		$13.815892
Total Return*	4.00	%***	4.47	%***	11.51	%***	4.50	%***	8.59	%***	13.64	%***	17.41%		3.47	%***	n/a		9.23%
Ratio of Expenses**	0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		n/a		0.15%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$10.176277		n/a		n/a		$12.647913
Total Return*	n/a		n/a		n/a		n/a		n/a		n/a		50.12%		n/a		n/a		22.41%
Ratio of Expenses**	n/a		n/a		n/a		n/a		n/a		n/a		0.15%		n/a		n/a		0.15%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$6.778767		n/a		n/a		$10.332839
Total Return*	n/a		n/a		n/a		n/a		n/a		n/a		-51.25%		n/a		n/a		-28.23%
Ratio of Expenses**	n/a		n/a		n/a		n/a		n/a		n/a		0.15%		n/a		n/a		0.15%

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$13.905731		n/a		n/a		$14.396725
Total Return*	n/a		n/a		n/a		n/a		n/a		n/a		39.06	%***	n/a		n/a		8.08%
Ratio of Expenses**	n/a		n/a		n/a		n/a		n/a		n/a		0.15%		n/a		n/a		0.15%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations October 11, 2010.
(d)	Commencement of operations December 12, 2011.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/American Funds Blue Chip Income and Growth Portfolio(b)	JNL/American Funds Global Bond Portfolio(b)	JNL/American Funds Global Small Capitalization Portfolio(b)	JNL/American Funds Growth-Income Portfolio(b)	JNL/American Funds International Portfolio(b)	JNL/American Funds New World Portfolio(b)	JNL/BlackRock Commodity Securities Portfolio(a)	JNL/BlackRock Global Allocation Portfolio(c)	JNL/Brookfield Global Incfrastructure Portfolio(d)	JNL/Capital Guardian Global Balanced Portfolio

Portfolio data
Period ended December 31, 2011

1 Net Assets (in thousands)	$55	$176	$49	$92	$57	$81	$848	$84	$-	$435
1 Units Outstanding (in thousands)	5	16	6	9	6	8	79	8	-	35
Investment Income Ratio *	0.96%	1.02%	0.48%	0.61%	0.83%	1.09%	0.73%	0.93%	0.00%	1.28%

Period ended December 31, 2010

Net Assets (in thousands)	$8	$78	$22	$23	$19	$17	$694	$19	n/a	$414
Units Outstanding (in thousands)	1	8	2	2	2	1	60	2	n/a	31
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.43%	0.00%	n/a	1.14%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$538	n/a	n/a	$404
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	54	n/a	n/a	33
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	1.22%	n/a	n/a	3.28%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$270	n/a	n/a	$185
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	40	n/a	n/a	19
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.25%	n/a	n/a	1.01%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$163	n/a	n/a	$285
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	12	n/a	n/a	21
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.00%	n/a	n/a	4.84%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to0.00% even though the portfolio received dividend income from the underlying mutual fund.

1Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations October 11, 2010.
(d)	Commencement of operations December 12, 2011.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Global Growth Portfolio(a)		JNL/Franklin Templeton Global Multisector Bond Portfolio(c)		JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio(b)		JNL/Franklin Templeton Mutual Shares Portfolio(a)		JNL/Franklin Templeton Small Cap Value Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$28.037326	$29.226458	$18.362574	$30.262423	$7.598332		$10.055534		$11.588920	$6.980493		$8.432737		$12.815027
Total Return*	-4.97%	0.93%	-1.44%	-2.97%	-6.88%		0.56	%***	1.75%	-14.82%		-1.29%		-3.41%
Ratio of Expenses**	0.90%	0.90%	0.90%	0.90%	0.90%		0.90%		0.90%	0.90%		0.90%		0.90%

Period ended December 31, 2010

Unit Value	$29.504560	$28.956532	$18.630354	$31.188187	$8.159900		n/a		$11.390005	$8.195088		$8.542594		$13.267591
Total Return*	11.00%	11.95%	11.02%	34.72%	6.36%		n/a		11.78%	19.61%		10.66%		25.93%
Ratio of Expenses**	0.90%	0.90%	0.90%	0.90%	0.90%		n/a		0.90%	0.90%		0.90%		0.90%

Period ended December 31, 2009

Unit Value	$26.579941	$25.866123	$16.781414	$23.150691	$7.672188		n/a		$10.189587	$6.851256		$7.719824		$10.535863
Total Return*	37.30%	33.95%	33.06%	34.55%	30.03%		n/a		31.88%	51.68%		25.87%		32.76%
Ratio of Expenses**	0.90%	0.90%	0.90%	0.90%	0.90%		n/a		0.90%	0.90%		0.90%		0.90%

Period ended December 31, 2008

Unit Value	$19.359090	$19.310952	$12.611717	$17.206620	$5.900166		n/a		$7.726319	$4.516919		$6.133415		$7.935814
Total Return*	-42.87%	-41.34%	-39.48%	-38.72%	-41.04%		n/a		-30.14%	-54.25%		-38.32%		-33.66%
Ratio of Expenses**	0.90%	0.90%	0.90%	0.90%	0.90%		n/a		0.90%	0.90%		0.90%		0.90%

Period ended December 31, 2007

Unit Value	$33.887139	$32.918860	$20.839390	$28.080192	$10.006324		n/a		$11.060050	$9.873173		$9.944002		$11.962966
Total Return*	19.78%	8.95%	-0.07%	11.26%	0.06	%***	n/a		1.03%	-1.27	%***	-0.56	%***	-6.74%
Ratio of Expenses**	0.90%	0.90%	0.90%	0.90%	0.90%		n/a		0.90%	0.90%		0.90%		0.90%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underling funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations December 12, 2011.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Global Growth Portfolio(a)		JNL/Franklin Templeton Global Multisector Bond Portfolio(c)		JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio(b)		JNL/Franklin Templeton Mutual Shares Portfolio(a)		JNL/Franklin Templeton Small Cap Value Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$31.869675	$33.070611	$20.598197	$33.992210	$7.878128		$10.059256		$12.078814	$15.517199		$8.752775		$13.472379
Total Return*	-4.26%	1.69%	-0.69%	-2.24%	-6.18%		0.59	%***	2.51%	-14.18%		-0.54%		-2.69%
Ratio of Expenses**	0.15%	0.15%	0.15%	0.15%	0.15%		0.15%		0.15%	0.15%		0.15%		0.15%

Period ended December 31, 2010

Unit Value	$33.287557	$32.520980	$20.741278	$34.771019	$8.397307		n/a		$11.783087	$18.081473		$8.800722		$13.844204
Total Return*	11.84%	12.79%	11.86%	35.73%	7.16%		n/a		12.62%	20.51%		11.49%		26.88%
Ratio of Expenses**	0.15%	0.15%	0.15%	0.15%	0.15%		n/a		0.15%	0.15%		0.15%		0.15%

Period ended December 31, 2009

Unit Value	$29.763895	$28.833042	$18.542861	$25.617428	$7.836379		n/a		$10.462490	$15.003631		$7.893678		$10.911573
Total Return*	38.33%	34.95%	34.06%	35.56%	31.01%		n/a		32.87%	52.94%		26.81%		33.76%
Ratio of Expenses**	0.15%	0.15%	0.15%	0.15%	0.15%		n/a		0.15%	0.15%		0.15%		0.15%

Period ended December 31, 2008

Unit Value	$21.516089	$21.365110	$13.831319	$18.897657	$5.981444		n/a		$7.874025	$9.810138		$6.224612		$8.157542
Total Return*	-42.44%	-40.90%	-39.02%	-38.26%	-40.59%		n/a		-29.62%	-1.90	%***	-37.86%		-33.16%
Ratio of Expenses**	0.15%	0.15%	0.15%	0.15%	0.15%		n/a		0.15%	0.15%		0.15%		0.15%

Period ended December 31, 2007

Unit Value	$37.382502	$36.150717	$22.681201	$30.609406	$10.068404		n/a		$11.187374	n/a		$10.016526		$12.204810
Total Return*	20.76%	9.89%	0.67%	12.08%	0.68	%***	n/a		1.81%	n/a		0.17	%***	-6.02%
Ratio of Expenses**	0.15%	0.15%	0.15%	0.15%	0.15%		n/a		0.15%	n/a		0.15%		0.15%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations December 12, 2011.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Global Growth Portfolio(a)	JNL/Franklin Templeton Global Multisector Bond Portfolio(c)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio(b)	JNL/Franklin Templeton Mutual Shares Portfolio(a)	JNL/Franklin Templeton Small Cap Value Portfolio

Portfolio data
Period ended December 31, 2011

1 Net Assets (in thousands)	$306	$252	$177	$628	$293	$-	$514	$163	$377	$391
1 Units Outstanding (in thousands)	10	8	10	20	38	-	44	21	44	30
Investment Income Ratio *	1.15%	0.67%	0.75%	0.00%	1.02%	0.00%	4.63%	1.48%	2.44%	0.39%

Period ended December 31, 2010

Net Assets (in thousands)	$309	$224	$119	$521	$283	n/a	$346	$181	$358	$398
Units Outstanding (in thousands)	10	7	6	16	35	n/a	30	20	42	30
Investment Income Ratio *	0.74%	0.28%	0.35%	0.29%	1.52%	n/a	3.64%	1.20%	0.13%	0.56%

Period ended December 31, 2009

Net Assets (in thousands)	$327	$308	$94	$240	$219	n/a	$388	$218	$282	$235
Units Outstanding (in thousands)	12	12	6	10	28	n/a	38	29	36	22
Investment Income Ratio *	2.06%	0.38%	1.33%	0.00%	2.01%	n/a	7.97%	2.80%	5.23%	1.04%

Period ended December 31, 2008

Net Assets (in thousands)	$160	$79	$63	$178	$153	n/a	$228	$35	$107	$137
Units Outstanding (in thousands)	8	4	5	10	26	n/a	29	7	17	17
Investment Income Ratio *	0.00%	0.15%	3.35%	0.00%	0.02%	n/a	0.11%	0.27%	0.00%	1.48%

Period ended December 31, 2007

Net Assets (in thousands)	$129	$78	$97	$208	$111	n/a	$170	$10	$109	$120
Units Outstanding (in thousands)	4	2	5	7	11	n/a	15	1	11	10
Investment Income Ratio *	1.44%	0.00%	1.03%	2.83%	1.90%	n/a	12.86%	0.00%	0.00%	3.63%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

1Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations December 12, 2011.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(b)		JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)		JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio(c)		JNL/JPMorgan International Value Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$27.075843	$12.867223		$12.748728	$7.959568		$12.116782	$17.674803	$12.377685	$16.240307	$10.409090		$12.422493
Total Return*	5.57%	-5.32%		-7.19%	-11.18%		-6.93%	-7.47%	-7.33%	-2.07%	-8.07%		-13.62%
Ratio of Expenses**	0.90%	0.90%		0.90%	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%		0.90%

Period ended December 31, 2010

Unit Value	$25.648245	$13.589884		$13.736519	$8.961809		$13.019643	$19.102467	$13.356444	$16.583083	$11.322849		$14.381446
Total Return*	6.78%	15.18%		23.51%	7.94%		16.32%	11.51%	16.64%	25.38%	9.02%		6.89%
Ratio of Expenses**	0.90%	0.90%		0.90%	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%		0.90%

Period ended December 31, 2009

Unit Value	$24.019691	$11.798689		$11.121997	$8.302581		$11.192890	$17.130384	$11.451257	$13.226566	$10.385811		$13.454344
Total Return*	13.44%	22.15%		31.90%	23.95%		31.44%	38.68%	23.45%	33.79%	3.86	%***	29.43%
Ratio of Expenses**	0.90%	0.90%		0.90%	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%		0.90%

Period ended December 31, 2008

Unit Value	$21.173755	$9.659549		$8.432045	$6.698412		$8.515419	$12.352269	$9.275909	$9.886037	n/a		$10.395044
Total Return*	-5.80%	-3.40	%***	-36.61%	-38.07%		-36.08%	-41.38%	-38.11%	-40.12%	n/a		-44.94%
Ratio of Expenses**	0.90%	0.90%		0.90%	0.90%		0.90%	0.90%	0.90%	0.90%	n/a		0.90%

Period ended December 31, 2007

Unit Value	$22.476571	n/a		$13.301278	$10.816878		$13.321591	$21.073376	$14.987748	$16.510330	n/a		$18.879743
Total Return*	6.22%	n/a		2.05%	8.17	%***	-15.59%	8.97%	15.00%	10.57%	n/a		11.22%
Ratio of Expenses**	0.90%	n/a		0.90%	0.90%		0.90%	0.90%	0.90%	0.90%	n/a		0.90%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations October 6, 2008.
(c)	Commencement of operations September 28, 2009.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(b)		JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)		JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio(c)		JNL/JPMorgan International Value Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$30.657234	$13.192290		$13.399396	$8.246195		$12.730657	$20.019550	$13.388180	$17.552077	$10.586675		$13.794779
Total Return*	6.36%	-4.61%		-6.49%	-10.52%		-6.24%	-6.78%	-6.64%	-1.33%	-7.38%		-12.97%
Ratio of Expenses**	0.15%	0.15%		0.15%	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%		0.15%

Period ended December 31, 2010

Unit Value	$28.824715	$13.829341		$14.329966	$9.215239		$13.577352	$21.475366	$14.339872	$17.788565	$11.430182		$15.851121
Total Return*	7.58%	16.05%		24.44%	8.75%		17.20%	12.35%	17.52%	26.32%	9.84%		7.70%
Ratio of Expenses**	0.15%	0.15%		0.15%	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%		0.15%

Period ended December 31, 2009

Unit Value	$26.793020	$11.916950		$11.515562	$8.473552		$11.585126	$19.114420	$12.201907	$14.082042	$10.405933		$14.718459
Total Return*	14.29%	23.12%		32.90%	24.97%		32.43%	39.73%	24.38%	34.80%	4.06	%***	30.40%
Ratio of Expenses**	0.15%	0.15%		0.15%	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%		0.15%

Period ended December 31, 2008

Unit Value	$23.442004	$9.678779		$8.665127	$6.780466		$8.748010	$13.679877	$9.810428	$10.446860	n/a		$11.286765
Total Return*	-5.09%	-3.21	%***	-36.13%	-37.52%		-35.60%	-40.94%	-37.64%	-39.67%	n/a		-44.53%
Ratio of Expenses**	0.15%	0.15%		0.15%	0.15%		0.15%	0.15%	0.15%	0.15%	n/a		0.15%

Period ended December 31, 2007

Unit Value	$24.698462	n/a		$13.566891	$10.851428		$13.583168	$23.164291	$15.732489	$17.316002	n/a		$20.346161
Total Return*	7.02%	n/a		2.82%	8.51	%***	-14.95%	9.79%	15.95%	11.56%	n/a		12.06%
Ratio of Expenses**	0.15%	n/a		0.15%	0.15%		0.15%	0.15%	0.15%	0.15%	n/a		0.15%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations October 6, 2008.
(c)	Commencement of operations September 28, 2009.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(b)	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio(c)	JNL/JPMorgan International Value Portfolio

Portfolio data
Period ended December 31, 2011

1 Net Assets (in thousands)	$252	$284	$297	$88	$684	$440	$745	$400	$401	$495
1 Units Outstanding (in thousands)	9	22	23	11	56	24	60	25	38	39
Investment Income Ratio *	2.10%	4.87%	0.75%	0.34%	2.82%	0.79%	0.29%	0.00%	0.24%	2.88%

Period ended December 31, 2010

Net Assets (in thousands)	$242	$303	$313	$78	$612	$479	$774	$406	$279	$585
Units Outstanding (in thousands)	9	22	23	9	47	24	58	24	25	40
Investment Income Ratio *	2.44%	1.65%	0.62%	0.83%	4.24%	0.87%	0.40%	0.00%	0.01%	2.84%

Period ended December 31, 2009

Net Assets (in thousands)	$241	$78	$258	$62	$401	$380	$584	$150	$99	$544
Units Outstanding (in thousands)	10	7	23	7	36	22	51	11	10	39
Investment Income Ratio *	4.60%	0.18%	1.17%	1.10%	2.38%	2.56%	0.48%	0.00%	0.00%	4.39%

Period ended December 31, 2008

Net Assets (in thousands)	$193	$0	$244	$25	$292	$223	$402	$97	n/a	$455
Units Outstanding (in thousands)	9	0	29	4	34	18	43	10	n/a	43
Investment Income Ratio *	4.42%	0.00%	1.62%	0.00%	2.71%	0.45%	0.36%	0.00%	n/a	3.00%

Period ended December 31, 2007

Net Assets (in thousands)	$167	n/a	$210	$8	$359	$250	$434	$102	n/a	$464
Units Outstanding (in thousands)	7	n/a	16	1	27	12	29	6	n/a	24
Investment Income Ratio *	4.96%	n/a	3.77%	0.00%	3.44%	2.53%	0.69%	0.35%	n/a	7.40%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

1Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations October 6, 2008.
(c)	Commencement of operations September 28, 2009.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)		JNL/M&G Global Leaders Portfolio(a)		JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$25.582055	$23.223686	$11.971555	$20.581576	$13.126364		$11.231895		$13.100007	$15.096142	$5.824349	$13.196234
Total Return*	-7.34%	9.11%	-18.37%	-6.23%	-12.51%		-12.27%		8.17%	6.35%	-4.04%	5.93%
Ratio of Expenses**	0.90%	0.90%	0.90%	0.90%	0.90%		0.90%		0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2010

Unit Value	$27.607964	$21.284028	$14.664888	$21.948870	$15.003939		$12.803314		$12.110115	$14.194863	$6.069731	$12.457171
Total Return*	24.72%	6.56%	21.14%	22.14%	22.27%		12.45%		22.06%	5.18%	21.45%	21.82%
Ratio of Expenses**	0.90%	0.90%	0.90%	0.90%	0.90%		0.90%		0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2009

Unit Value	$22.135127	$19.973112	$12.105270	$17.970457	$12.271226		$11.385704		$9.921448	$13.495197	$4.997630	$10.226006
Total Return*	41.97%	2.99%	70.42%	37.94%	45.87%		36.48%		51.72%	5.04%	24.99%	32.22%
Ratio of Expenses**	0.90%	0.90%	0.90%	0.90%	0.90%		0.90%		0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2008

Unit Value	$15.591780	$19.393509	$7.103379	$13.027461	$8.412191		$8.342680		$6.539178	$12.847217	$3.998507	$7.734335
Total Return*	-44.81%	5.77%	-50.39%	-39.43%	-15.88	%***	-16.57	%***	-35.66%	2.96%	-40.18%	-31.81%
Ratio of Expenses**	0.90%	0.90%	0.90%	0.90%	0.90%		0.90%		0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2007

Unit Value	$28.251903	$18.334812	$14.317160	$21.508333	n/a		n/a		$10.164025	$12.478394	$6.684744	$11.342661
Total Return*	7.15%	5.67%	30.93%	-3.38%	n/a		n/a		-3.46%	5.72%	3.52%	-8.51%
Ratio of Expenses**	0.90%	0.90%	0.90%	0.90%	n/a		n/a		0.90%	0.90%	0.90%	0.90%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)		JNL/M&G Global Leaders Portfolio(a)		JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$29.124438	$26.375720	$12.490979	$22.822608	$13.452531		$11.508187		$13.675417	$16.311203	$6.391387	$14.527642
Total Return*	-6.63%	9.93%	-17.75%	-5.53%	-11.84%		-11.59%		8.99%	7.15%	-3.38%	6.82%
Ratio of Expenses**	0.15%	0.15%	0.15%	0.15%	0.15%		0.15%		0.15%	0.15%	0.15%	0.15%

Period ended December 31, 2010

Unit Value	$31.193816	$23.992694	$15.187143	$24.157554	$15.258829		$13.016587		$12.547809	$15.223081	$6.614776	$13.600389
Total Return*	25.68%	7.37%	22.06%	23.06%	23.20%		13.27%		22.98%	5.98%	22.37%	22.82%
Ratio of Expenses**	0.15%	0.15%	0.15%	0.15%	0.15%		0.15%		0.15%	0.15%	0.15%	0.15%

Period ended December 31, 2009

Unit Value	$24.820255	$22.346744	$12.442679	$19.630955	$12.385421		$11.491204		$10.203219	$14.364584	$5.405743	$11.073358
Total Return*	43.05%	3.76%	71.70%	38.98%	46.97%		37.50%		52.87%	5.83%	25.92%	33.31%
Ratio of Expenses**	0.15%	0.15%	0.15%	0.15%	0.15%		0.15%		0.15%	0.15%	0.15%	0.15%

Period ended December 31, 2008

Unit Value	$17.350449	$21.535939	$7.246826	$14.124882	$8.427028		$8.357392		$6.674553	$13.572690	$4.293020	$8.306675
Total Return*	-44.33%	6.61%	-50.01%	-38.97%	-15.73	%***	-16.43	%***	-35.15%	3.73%	-39.73%	-31.30%
Ratio of Expenses**	0.15%	0.15%	0.15%	0.15%	0.15%		0.15%		0.15%	0.15%	0.15%	0.15%

Period ended December 31, 2007

Unit Value	$31.168702	$20.201121	$14.497151	$23.145991	n/a		n/a		$10.292010	$13.084533	$7.123304	$12.091557
Total Return*	8.16%	6.64%	31.92%	-2.65%	n/a		n/a		-2.73%	6.54%	4.32%	-7.81%
Ratio of Expenses**	0.15%	0.15%	0.15%	0.15%	n/a		n/a		0.15%	0.15%	0.15%	0.15%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)	JNL/M&G Global Leaders Portfolio(a)	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio

Portfolio data
Period ended December 31, 2011

1 Net Assets (in thousands)	$179	$1,315	$758	$177	$107	$20	$501	$1,419	$107	$36
1 Units Outstanding (in thousands)	7	56	63	9	8	2	38	93	18	3
Investment Income Ratio *	0.00%	4.05%	1.13%	0.83%	0.18%	0.86%	3.23%	3.47%	2.48%	0.67%

Period ended December 31, 2010

Net Assets (in thousands)	$177	$516	$1,063	$160	$115	$20	$423	$895	$153	$29
Units Outstanding (in thousands)	6	24	72	7	8	2	35	62	25	2
Investment Income Ratio *	0.00%	2.50%	0.58%	0.55%	0.76%	0.63%	2.78%	2.60%	2.61%	0.56%

Period ended December 31, 2009

Net Assets (in thousands)	$108	$558	$775	$153	$160	$11	$253	$937	$109	$10
Units Outstanding (in thousands)	5	27	64	8	13	1	25	68	22	1
Investment Income Ratio *	0.00%	1.93%	2.35%	0.77%	0.64%	0.86%	5.61%	3.59%	5.20%	0.62%

Period ended December 31, 2008

Net Assets (in thousands)	$77	$893	$236	$165	$-	$-	$151	$446	$72	$12
Units Outstanding (in thousands)	5	46	33	12	-	-	23	34	18	2
Investment Income Ratio *	0.00%	5.57%	1.00%	1.37%	0.00%	0.00%	3.87%	4.89%	6.85%	1.01%

Period ended December 31, 2007

Net Assets (in thousands)	$90	$135	$347	$327	n/a	n/a	$293	$314	$77	$5
Units Outstanding (in thousands)	3	7	24	15	n/a	n/a	29	25	12	0
Investment Income Ratio *	0.00%	8.25%	0.56%	7.14%	n/a	n/a	1.23%	5.83%	6.91%	0.96%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to0.00% even though the portfolio received dividend income from the underlying mutual fund.

1Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/MCM Dow Dividend Portfolio(a)		JNL/MCM Emerging Markets Index Portfolio(d)		JNL/MCM European 30 Portfolio(b)		JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio(c)		JNL/MCM Healthcare Sector Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio(a)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$6.626913		$9.075972		$11.232112		$7.246533	$10.612333		$14.070951	$14.392856	$11.350795	$8.999499	$9.594570
Total Return*	5.10%		-0.15	%***	-7.95%		-13.53%	2.29%		10.13%	-12.88%	-2.72%	-10.57%	1.35%
Ratio of Expenses**	0.90%		0.90%		0.90%		0.90%	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2010

Unit Value	$6.305062		n/a		$12.201896		$8.380854	$10.374323		$12.776173	$16.520645	$11.668433	$10.063604	$9.466502
Total Return*	11.26%		n/a		1.22%		12.66%	5.14%		3.20%	6.05%	16.22%	13.01%	16.43%
Ratio of Expenses**	0.90%		n/a		0.90%		0.90%	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2009

Unit Value	$5.666921		n/a		$12.054657		$7.439245	$9.867259		$12.380045	$15.578239	$10.040350	$8.904745	$8.130880
Total Return*	19.31%		n/a		39.99%		17.74%	-1.33	%***	20.03%	28.41%	23.27%	36.76%	33.14%
Ratio of Expenses**	0.90%		n/a		0.90%		0.90%	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2008

Unit Value	$4.749595		n/a		$8.611155		$6.318420	n/a		$10.314029	$12.131725	$8.145188	$6.510986	$6.107050
Total Return*	-49.76%		n/a		-13.89	%***	-50.98%	n/a		-23.74%	-43.33%	-42.88%	-46.45%	-41.91%
Ratio of Expenses**	0.90%		n/a		0.90%		0.90%	n/a		0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2007

Unit Value	$9.453472		n/a		n/a		$12.889675	n/a		$13.524370	$21.407291	$14.259621	$12.159189	$10.512740
Total Return*	-5.47	%***	n/a		n/a		-17.92%	n/a		6.86%	9.56%	0.72%	12.78%	5.13	%***
Ratio of Expenses**	0.90%		n/a		n/a		0.90%	n/a		0.90%	0.90%	0.90%	0.90%	0.90%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 3, 2007.
(b)	Commencement of operations October 6, 2008.
(c)	Commencement of operations September 28, 2009.
(d)	Commencement of operations August 29, 2011.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/MCM Dow Dividend Portfolio(a)		JNL/MCM Emerging Markets Index Portfolio(d)		JNL/MCM European 30 Portfolio(b)		JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio(c)		JNL/MCM Healthcare Sector Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio(a)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$7.577384		$9.079328		$11.535516		$7.955936	$10.794566		$15.458736	$15.483495	$11.983926	$9.393023	$15.061187
Total Return*	5.89%		-0.12	%***	-7.29%		-12.89%	3.05%		10.96%	-12.23%	-1.99%	-9.90%	2.17%
Ratio of Expenses**	0.15%		0.15%		0.15%		0.15%	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%

Period ended December 31, 2010

Unit Value	$7.155647		n/a		$12.442531		$9.132691	$10.474596		$13.931637	$17.640084	$12.227489	$10.425385	$14.741567
Total Return*	12.10%		n/a		2.19%		13.51%	5.95%		3.98%	6.85%	17.09%	13.86%	17.28%
Ratio of Expenses**	0.15%		n/a		0.15%		0.15%	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%

Period ended December 31, 2009

Unit Value	$6.383344		n/a		$12.175991		$8.046009	$9.886483		$13.398745	$16.509511	$10.442786	$9.155945	$12.569711
Total Return*	20.21%		n/a		41.15%		18.63%	-1.14	%***	20.93%	29.38%	24.20%	37.79%	25.70	%***
Ratio of Expenses**	0.15%		n/a		0.15%		0.15%	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%

Period ended December 31, 2008

Unit Value	$5.310079		n/a		$8.626346		$6.782698	n/a		$11.079317	$12.760898	$8.408360	$6.644632	n/a
Total Return*	-46.90	%***	n/a		-13.74	%***	-50.61%	n/a		-23.16%	-42.90%	-42.45%	-46.05%	n/a
Ratio of Expenses**	0.15%		n/a		0.15%		0.15%	n/a		0.15%	0.15%	0.15%	0.15%	n/a

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		$13.733391	n/a		$14.419347	$22.349259	$14.610362	$12.316084	n/a
Total Return*	n/a		n/a		n/a		-17.29%	n/a		7.67%	10.39%	1.48%	13.63%	n/a
Ratio of Expenses**	n/a		n/a		n/a		0.15%	n/a		0.15%	0.15%	0.15%	0.15%	n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 3, 2007.
(b)	Commencement of operations October 6, 2008.
(c)	Commencement of operations September 28, 2009.
(d)	Commencement of operations August 29, 2011.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/MCM Dow Dividend Portfolio(a)	JNL/MCM Emerging Markets Index Portfolio(d)	JNL/MCM European 30 Portfolio(b)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio(c)	JNL/MCM Healthcare Sector Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio(a)

Portfolio data
Period ended December 31, 2011

1 Net Assets (in thousands)	$196	$-	$27	$215	$139	$292	$1,027	$7,789	$836	$57
1 Units Outstanding (in thousands)	28	-	2	29	13	21	71	682	93	5
Investment Income Ratio *	4.01%	0.00%	2.55%	1.00%	0.89%	0.93%	2.79%	3.36%	2.09%	0.85%

Period ended December 31, 2010

Net Assets (in thousands)	$134	n/a	$17	$235	$91	$273	$1,145	$9,165	$1,049	$42
Units Outstanding (in thousands)	21	n/a	1	28	9	21	69	782	104	4
Investment Income Ratio *	3.98%	n/a	0.09%	1.24%	0.00%	1.27%	2.18%	2.32%	2.19%	0.64%

Period ended December 31, 2009

Net Assets (in thousands)	$97	n/a	$6	$226	$10	$240	$941	$8,677	$953	$11
Units Outstanding (in thousands)	16	n/a	0	30	1	19	60	861	107	1
Investment Income Ratio *	11.64%	n/a	3.90%	1.98%	0.00%	1.54%	2.65%	4.05%	3.01%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$38	n/a	$-	$134	n/a	$193	$572	$7,001	$640	$6
Units Outstanding (in thousands)	8	n/a	-	21	n/a	19	47	857	98	1
Investment Income Ratio *	1.37%	n/a	0.00%	2.08%	n/a	1.07%	2.02%	2.71%	0.02%	0.38%

Period ended December 31, 2007

Net Assets (in thousands)	$-	n/a	n/a	$91	n/a	$162	$1,260	$10,237	$516	$-
Units Outstanding (in thousands)	-	n/a	n/a	7	n/a	12	59	716	42	-
Investment Income Ratio *	0.00%	n/a	n/a	1.94%	n/a	1.47%	3.04%	2.39%	3.74%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

1Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)	Commencement of operations December 3, 2007.
(b)	Commencement of operations October 6, 2008.
(c)	Commencement of operations September 28, 2009.
(d)	Commencement of operations August 29, 2011.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/MCM NYSE International 25 Portfolio(a)		JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(c)		JNL/MCM S&P 24 Portfolio(b)		JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)		JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$6.477909		$35.442636	$12.922570		$9.397382		$17.518882	$11.760947	$10.861333		$6.298409	$15.378901	$7.548285
Total Return*	-24.33%		2.58%	-2.58%		4.20%		-2.86%	0.86%	-8.25%		0.68%	-5.05%	-1.07%
Ratio of Expenses**	0.90%		0.90%	0.90%		0.90%		0.90%	0.90%	0.90%		0.90%	0.90%	0.90%

Period ended December 31, 2010

Unit Value	$8.560213		$34.551564	$13.265346		$9.018762		$18.035371	$11.660628	$11.837980		$6.255622	$16.197094	$7.630010
Total Return*	1.53%		18.31%	12.03%		15.72%		25.06%	13.67%	19.73%		14.35%	25.45%	11.25%
Ratio of Expenses**	0.90%		0.90%	0.90%		0.90%		0.90%	0.90%	0.90%		0.90%	0.90%	0.90%

Period ended December 31, 2009

Unit Value	$8.431011		$29.205437	$11.840447		$7.793779		$14.421048	$10.258491	$9.887219		$5.470800	$12.911222	$6.858309
Total Return*	35.11%		19.20%	23.60%		18.11%		37.10%	25.12%	60.34%		4.16%	26.53%	62.74%
Ratio of Expenses**	0.90%		0.90%	0.90%		0.90%		0.90%	0.90%	0.90%		0.90%	0.90%	0.90%

Period ended December 31, 2008

Unit Value	$6.239900		$24.501318	$9.579716		$6.598858		$10.518465	$8.198655	$6.166415		$5.252534	$10.203817	$4.214380
Total Return*	-46.35%		-38.29%	-4.20	%***	-33.23%		-38.07%	-38.13%	-30.73%		-40.45%	-35.42%	-43.82%
Ratio of Expenses**	0.90%		0.90%	0.90%		0.90%		0.90%	0.90%	0.90%		0.90%	0.90%	0.90%

Period ended December 31, 2007

Unit Value	$11.631606		$39.704215	n/a		$9.883175		$16.984958	$13.251915	$8.901848		$8.819979	$15.799107	$7.501115
Total Return*	16.32	%***	34.34%	n/a		-1.17	%***	6.72%	4.19%	-10.98	%***	-11.13%	-2.73%	13.73%
Ratio of Expenses**	0.90%		0.90%	n/a		0.90%		0.90%	0.90%	0.90%		0.90%	0.90%	0.90%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/MCM NYSE International 25 Portfolio(a)		JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(c)		JNL/MCM S&P 24 Portfolio(b)		JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)		JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$6.702893		$38.918756	$13.217672		$10.002718		$18.885912	$12.670934	$11.259315		$6.570022	$16.560766	$8.284222
Total Return*	-23.76%		3.35%	-1.85%		4.98%		-2.13%	1.62%	-7.56%		1.42%	-4.34%	-0.33%
Ratio of Expenses**	0.15%		0.15%	0.15%		0.15%		0.15%	0.15%	0.15%		0.15%	0.15%	0.15%

Period ended December 31, 2010

Unit Value	$8.791749		$37.657566	$13.466352		$9.528660		$19.297817	$12.469247	$12.180181		$6.477982	$17.311885	$8.311523
Total Return*	2.30%		19.20%	12.89%		16.58%		26.00%	14.52%	20.63%		15.20%	26.39%	12.09%
Ratio of Expenses**	0.15%		0.15%	0.15%		0.15%		0.15%	0.15%	0.15%		0.15%	0.15%	0.15%

Period ended December 31, 2009

Unit Value	$8.594458		$31.593027	$11.928806		$8.173415		$15.315208	$10.887923	$10.097071		$5.623116	$13.696733	$7.415085
Total Return*	36.13%		20.10%	24.30%		18.98%		38.13%	26.07%	61.55%		4.94%	27.49%	63.96%
Ratio of Expenses**	0.15%		0.15%	0.15%		0.15%		0.15%	0.15%	0.15%		0.15%	0.15%	0.15%

Period ended December 31, 2008

Unit Value	$6.313364		$26.306313	$9.596601		$6.869480		$11.087196	$8.636652	$6.250270		$5.358343	$10.743752	$4.522481
Total Return*	-45.95%		-37.83%	-4.03	%***	-31.31	%***	-37.61%	-37.67%	-30.17%		-40.00%	-34.93%	-43.39%
Ratio of Expenses**	0.15%		0.15%	0.15%		0.15%		0.15%	0.15%	0.15%		0.15%	0.15%	0.15%

Period ended December 31, 2007

Unit Value	$11.680496		$42.310649	n/a		n/a		$17.769525	$13.855551	$8.950575		$8.930710	$16.510809	$7.989322
Total Return*	16.80	%***	35.36%	n/a		n/a		7.53%	4.98%	-10.49	%***	-10.45%	-2.00%	14.59%
Ratio of Expenses**	0.15%		0.15%	n/a		n/a		0.15%	0.15%	0.15%		0.15%	0.15%	0.15%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/MCM NYSE International 25 Portfolio(a)	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(c)	JNL/MCM S&P 24 Portfolio(b)	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio

Portfolio data
Period ended December 31, 2011

1 Net Assets (in thousands)	$114	$1,118	$37	$219	$995	$1,895	$203	$105	$915	$289
1 Units Outstanding (in thousands)	18	31	3	22	56	160	19	17	59	38
Investment Income Ratio *	2.38%	0.85%	1.08%	0.84%	0.80%	2.00%	0.66%	1.26%	0.95%	0.31%

Period ended December 31, 2010

Net Assets (in thousands)	$138	$1,067	$56	$80	$979	$1,774	$329	$110	$964	$434
Units Outstanding (in thousands)	16	30	4	9	53	152	28	18	59	56
Investment Income Ratio *	2.26%	1.17%	0.00%	0.55%	0.84%	1.57%	0.13%	0.71%	0.81%	0.27%

Period ended December 31, 2009

Net Assets (in thousands)	$139	$875	$16	$30	$659	$1,436	$188	$100	$682	$389
Units Outstanding (in thousands)	16	30	1	4	45	139	19	18	52	56
Investment Income Ratio *	4.65%	1.19%	3.75%	0.37%	1.47%	1.73%	1.08%	1.36%	1.16%	0.18%

Period ended December 31, 2008

Net Assets (in thousands)	$111	$712	$2	$14	$348	$788	$65	$72	$248	$96
Units Outstanding (in thousands)	18	29	0	2	33	96	10	14	24	22
Investment Income Ratio *	0.02%	0.87%	0.00%	0.00%	1.37%	1.96%	0.02%	0.80%	1.76%	0.28%

Period ended December 31, 2007

Net Assets (in thousands)	$71	$835	n/a	$-	$437	$1,042	$7	$90	$293	$103
Units Outstanding (in thousands)	6	21	n/a	-	26	78	1	10	18	14
Investment Income Ratio *	7.80%	1.24%	n/a	0.00%	1.21%	1.82%	8.74%	12.37%	1.33%	0.09%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

1Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/MCM Value Line 30 Portfolio(b)		JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio(b)		JNL/PAM China-India Portfolio(b)		JNL/PIMCO Real Return Portfolio(a)		JNL/PIMCO Total Return Bond Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(c)		JNL/ PPM America Small Cap Value Portfolio(c)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$5.540002		$11.355599	$13.673973	$8.746807		$8.229397		$14.566674		$20.968315	$17.990261	$9.801476		$9.725761
Total Return*	-23.58%		-4.31%	-8.93%	-21.70%		-28.25%		10.84%		4.18%	4.02%	-8.06%		-8.67%
Ratio of Expenses**	0.90%		0.90%	0.90%	0.90%		0.90%		0.90%		0.90%	0.90%	0.90%		0.90%

Period ended December 31, 2010

Unit Value	$7.249470		$11.867286	$15.015183	$11.171471		$11.469880		$13.142370		$20.127212	$17.294592	$10.660819		$10.648470
Total Return*	21.72%		14.28%	14.64%	18.52%		16.07%		6.99%		6.82%	14.72%	28.54%		26.72%
Ratio of Expenses**	0.90%		0.90%	0.90%	0.90%		0.90%		0.90%		0.90%	0.90%	0.90%		0.90%

Period ended December 31, 2009

Unit Value	$5.955667		$10.384391	$13.097379	$9.426107		$9.881890		$12.283893		$18.841546	$15.075380	$8.293851		$8.403144
Total Return*	13.82%		23.25%	38.33%	68.29%		80.91%		16.70%		14.63%	45.27%	46.48%		33.69%
Ratio of Expenses**	0.90%		0.90%	0.90%	0.90%		0.90%		0.90%		0.90%	0.90%	0.90%		0.90%

Period ended December 31, 2008

Unit Value	$5.232697		$8.425190	$9.468447	$5.601064		$5.462259		$10.525595		$16.437422	$10.377789	$5.662034		$6.285642
Total Return*	-48.26%		-43.21%	-41.23%	-43.99	%***	-45.38	%***	-4.43%		-0.33%	-31.27%	-43.38	%***	-37.14	%***
Ratio of Expenses**	0.90%		0.90%	0.90%	0.90%		0.90%		0.90%		0.90%	0.90%	0.90%		0.90%

Period ended December 31, 2007

Unit Value	$10.113014		$14.836474	$16.109803	n/a		n/a		$11.013862		$16.492630	$15.100058	n/a		n/a
Total Return*	1.13	%***	10.07%	5.60%	n/a		n/a		10.14	%***	7.55%	-1.68%	n/a		n/a
Ratio of Expenses**	0.90%		0.90%	0.90%	n/a		n/a		0.90%		0.90%	0.90%	n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations March 31, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/MCM Value Line 30 Portfolio(b)		JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio(b)		JNL/PAM China-India Portfolio(b)		JNL/PIMCO Real Return Portfolio(a)		JNL/PIMCO Total Return Bond Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(c)		JNL/ PPM America Small Cap Value Portfolio(c)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$5.979810		$11.977770	$14.816642	$14.201919		$15.202595		$15.116713		$23.244458	$19.813133	$9.620599		$10.465653
Total Return*	-23.01%		-3.59%	-8.25%	-21.12%		-27.71%		11.67%		4.96%	4.80%	-7.38%		-7.86%
Ratio of Expenses**	0.15%		0.15%	0.15%	0.15%		0.15%		0.15%		0.15%	0.15%	0.15%		0.15%

Period ended December 31, 2010

Unit Value	$7.766700		$12.424224	$16.148693	$18.004288		$21.031017		$13.537028		$22.145785	$18.905048	$10.386905		$11.358509
Total Return*	22.64%		15.14%	15.51%	19.41%		16.94%		7.79%		7.63%	15.58%	29.49%		27.72%
Ratio of Expenses**	0.15%		0.15%	0.15%	0.15%		0.15%		0.15%		0.15%	0.15%	0.15%		0.15%

Period ended December 31, 2009

Unit Value	$6.332875		$10.790513	$13.980869	$15.077742		$17.983883		$12.558225		$20.576283	$16.356071	$8.021105		$8.893297
Total Return*	14.67%		24.18%	39.37%	50.78	%***	82.47%		17.58%		15.49%	46.36%	47.60%		34.10%
Ratio of Expenses**	0.15%		0.15%	0.15%	0.15%		0.15%		0.15%		0.15%	0.15%	0.15%		0.15%

Period ended December 31, 2008

Unit Value	$5.522534		$8.689276	$10.031603	n/a		$9.855716		$10.680330		$17.816674	$11.175125	$5.434389		$6.631804
Total Return*	-44.77	%***	-42.79%	-40.78%	n/a		-1.44	%***	-3.73%		0.42%	-30.74%	-45.66	%***	-33.68	%***
Ratio of Expenses**	0.15%		0.15%	0.15%	n/a		0.15%		0.15%		0.15%	0.15%	0.15%		0.15%

Period ended December 31, 2007

Unit Value	n/a		$15.187172	$16.940447	n/a		n/a		$11.094085		$17.743016	$16.136032	n/a		n/a
Total Return*	n/a		10.91%	6.40%	n/a		n/a		10.94	%***	8.37%	-0.91%	n/a		n/a
Ratio of Expenses**	n/a		0.15%	0.15%	n/a		n/a		0.15%		0.15%	0.15%	n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations March 31, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/MCM Value Line 30 Portfolio(b)	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio(b)	JNL/PAM China-India Portfolio(b)	JNL/PIMCO Real Return Portfolio(a)	JNL/PIMCO Total Return Bond Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(c)	JNL/ PPM America Small Cap Value Portfolio(c)

Portfolio data
Period ended December 31, 2011

1 Net Assets (in thousands)	$179	$804	$590	$71	$244	$513	$2,044	$856	$49	$13
1 Units Outstanding (in thousands)	32	70	43	8	27	35	95	47	5	1
Investment Income Ratio *	0.00%	1.55%	0.74%	0.65%	0.49%	1.15%	2.93%	5.94%	0.20%	0.38%

Period ended December 31, 2010

Net Assets (in thousands)	$260	$907	$570	$87	$332	$263	$1,710	$669	$12	$5
Units Outstanding (in thousands)	36	76	38	7	26	20	83	38	1	0
Investment Income Ratio *	1.69%	2.68%	0.93%	0.21%	0.00%	1.31%	1.78%	7.62%	0.00%	0.27%

Period ended December 31, 2009

Net Assets (in thousands)	$108	$779	$468	$51	$238	$237	$1,508	$461	$8	$0
Units Outstanding (in thousands)	18	75	35	5	20	19	79	30	1	0
Investment Income Ratio *	0.69%	1.88%	1.78%	0.01%	0.00%	2.77%	2.86%	8.52%	1.29%	0.02%

Period ended December 31, 2008

Net Assets (in thousands)	$78	$639	$311	$8	$25	$242	$1,001	$70	$1	$24
Units Outstanding (in thousands)	15	76	33	1	4	23	61	7	0	4
Investment Income Ratio *	2.03%	1.89%	1.96%	2.64%	0.00%	2.01%	5.13%	10.48%	0.05%	0.99%

Period ended December 31, 2007

Net Assets (in thousands)	$-	$1,070	$353	n/a	n/a	$15	$430	$67	n/a	n/a
Units Outstanding (in thousands)	-	72	22	n/a	n/a	1	26	4	n/a	n/a
Investment Income Ratio *	0.00%	3.37%	1.21%	n/a	n/a	0.00%	5.50%	7.51%	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

1Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations March 31, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)		JNL/S&P Competitive Advantage Portfolio(a)		JNL/S&P Dividend Income & Growth Portfolio(a)		JNL/S&P Intrinsic Value Portfolio(a)		JNL/S&P Total Yield Portfolio(a)		JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$19.152621	$8.443840		$12.185402		$11.627221		$11.893986		$9.395806		$33.003835	$53.510387	$11.068184	$15.472704
Total Return*	-5.90%	-18.57%		9.66%		11.65%		5.82%		-6.12%		-1.86%	-2.13%	0.67%	-2.68%
Ratio of Expenses**	0.90%	0.90%		0.90%		0.90%		0.90%		0.90%		0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2010

Unit Value	$20.354491	$10.369004		$11.111838		$10.413650		$11.240327		$10.008042		$33.630344	$54.677623	$10.994430	$15.898628
Total Return*	16.49%	25.40%		11.86%		17.59%		13.71%		9.31%		15.97%	26.96%	2.30%	15.00%
Ratio of Expenses**	0.90%	0.90%		0.90%		0.90%		0.90%		0.90%		0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2009

Unit Value	$17.472565	$8.268771		$9.933562		$8.856003		$9.884978		$9.155431		$28.998261	$43.067809	$10.747768	$13.825373
Total Return*	43.43%	39.36%		43.41%		22.68%		56.43%		41.76%		42.50%	45.81%	6.78%	36.22%
Ratio of Expenses**	0.90%	0.90%		0.90%		0.90%		0.90%		0.90%		0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2008

Unit Value	$12.182251	$5.933569		$6.926825		$7.218957		$6.319172		$6.458560		$20.349258	$29.537457	$10.065465	$10.148987
Total Return*	-47.55%	-40.66	%***	-30.22%		-26.07%		-36.31%		-35.82%		-43.26%	-41.06%	-6.50%	-40.93%
Ratio of Expenses**	0.90%	0.90%		0.90%		0.90%		0.90%		0.90%		0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2007

Unit Value	$23.224396	n/a		$9.926599		$9.765174		$9.921797		$10.063603		$35.865068	$50.111731	$10.765363	$17.180879
Total Return*	-6.19%	n/a		-0.73	%***	-2.35	%***	-0.78	%***	0.64	%***	9.27%	16.40%	4.62%	0.12%
Ratio of Expenses**	0.90%	n/a		0.90%		0.90%		0.90%		0.90%		0.90%	0.90%	0.90%	0.90%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 3, 2007.
(b)	Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)		JNL/S&P Competitive Advantage Portfolio(a)		JNL/S&P Dividend Income & Growth Portfolio(a)		JNL/S&P Intrinsic Value Portfolio(a)		JNL/S&P Total Yield Portfolio(a)		JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$21.760733	$8.650776		$13.353710		$13.671823		$13.597571		$9.897834		$37.400824	$60.639748	$11.461692	$16.890819
Total Return*	-5.20%	-17.95%		10.49%		12.49%		6.61%		-5.40%		-1.13%	-1.40%	1.43%	-1.95%
Ratio of Expenses**	0.15%	0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%	0.15%	0.15%

Period ended December 31, 2010

Unit Value	$22.954855	$10.543938		$12.085640		$12.153827		$12.755007		$10.462279		$37.826791	$61.500789	$11.300556	$17.226462
Total Return*	17.37%	26.34%		12.63%		18.49%		14.56%		10.13%		16.85%	27.91%	3.06%	15.86%
Ratio of Expenses**	0.15%	0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%	0.15%	0.15%

Period ended December 31, 2009

Unit Value	$19.557254	$8.345447		$10.730461		$10.257566		$11.133910		$9.500198		$32.372985	$48.080261	$10.964534	$14.868119
Total Return*	44.56%	40.40%		44.50%		23.69%		57.61%		42.87%		43.58%	46.91%	7.59%	37.25%
Ratio of Expenses**	0.15%	0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%	0.15%	0.15%

Period ended December 31, 2008

Unit Value	$13.529039	$5.943952		$7.426072		$8.293099		$7.064019		$6.649635		$22.547730	$32.728801	$10.191049	$10.832906
Total Return*	-47.11%	-40.56	%***	-25.74	%***	-17.07	%***	-29.36	%***	-33.50	%***	-42.83%	-40.61%	-5.79%	-40.48%
Ratio of Expenses**	0.15%	0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%	0.15%	0.15%

Period ended December 31, 2007

Unit Value	$25.577708	n/a		n/a		n/a		n/a		n/a		$39.442672	$55.111008	$10.817285	$18.201637
Total Return*	-5.48%	n/a		n/a		n/a		n/a		n/a		10.09%	17.28%	4.92%	0.88%
Ratio of Expenses**	0.15%	n/a		n/a		n/a		n/a		n/a		0.15%	0.15%	0.15%	0.15%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 3, 2007.
(b)	Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)	JNL/S&P Competitive Advantage Portfolio(a)	JNL/S&P Dividend Income & Growth Portfolio(a)	JNL/S&P Intrinsic Value Portfolio(a)	JNL/S&P Total Yield Portfolio(a)	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio

Portfolio data
Period ended December 31, 2011

1 Net Assets (in thousands)	$44	$402	$102	$342	$196	$126	$913	$1,170	$284	$731
1 Units Outstanding (in thousands)	2	47	8	26	16	13	27	21	26	47
Investment Income Ratio *	1.29%	9.84%	1.00%	1.84%	0.78%	1.22%	0.00%	0.03%	1.59%	1.57%

Period ended December 31, 2010

Net Assets (in thousands)	$48	$234	$59	$166	$100	$65	$1,208	$1,145	$88	$593
Units Outstanding (in thousands)	2	23	5	14	9	6	35	21	8	37
Investment Income Ratio *	1.37%	0.26%	0.96%	0.83%	0.71%	0.79%	0.15%	0.33%	0.76%	1.02%

Period ended December 31, 2009

Net Assets (in thousands)	$43	$72	$50	$158	$108	$55	$918	$778	$211	$548
Units Outstanding (in thousands)	2	9	5	17	10	6	31	18	20	39
Investment Income Ratio *	7.19%	5.93%	0.01%	0.06%	0.02%	0.02%	0.57%	0.00%	4.75%	1.82%

Period ended December 31, 2008

Net Assets (in thousands)	$15	$6	$14	$48	$35	$23	$364	$487	$50	$384
Units Outstanding (in thousands)	1	1	2	7	5	3	18	16	5	37
Investment Income Ratio *	3.91%	0.55%	0.22%	17.38%	0.24%	7.70%	0.14%	0.00%	1.91%	2.22%

Period ended December 31, 2007

Net Assets (in thousands)	$16	n/a	$-	$-	$-	$-	$468	$508	$9	$641
Units Outstanding (in thousands)	1	n/a	-	-	-	-	13	10	1	37
Investment Income Ratio *	2.26%	n/a	0.00%	0.00%	0.00%	0.00%	1.32%	1.97%	8.11%	2.55%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

1Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)	Commencement of operations December 3, 2007.
(b)	Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$32.746079	$14.268948	$20.666569
Total Return*	2.57%	-0.89%	-2.75%
Ratio of Expenses**	0.90%	0.90%	0.90%

Period ended December 31, 2010

Unit Value	$31.924431	$14.396414	$21.250874
Total Return*	9.99%	-0.90%	12.90%
Ratio of Expenses**	0.90%	0.90%	0.90%

Period ended December 31, 2009

Unit Value	$29.024234	$14.526562	$18.822492
Total Return*	18.92%	-0.71%	23.16%
Ratio of Expenses**	0.90%	0.90%	0.90%

Period ended December 31, 2008

Unit Value	$24.407387	$14.629809	$15.282399
Total Return*	-21.27%	1.48%	-33.84%
Ratio of Expenses**	0.90%	0.90%	0.90%

Period ended December 31, 2007

Unit Value	$31.002604	$14.416497	$23.099760
Total Return*	6.76%	4.01%	7.16%
Ratio of Expenses**	0.90%	0.90%	0.90%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$37.105587	$16.186637	$22.135856
Total Return*	3.34%	-0.14%	-2.02%
Ratio of Expenses**	0.15%	0.15%	0.15%

Period ended December 31, 2010

Unit Value	$35.904988	$16.209540	$22.592100
Total Return*	10.82%	-0.15%	13.75%
Ratio of Expenses**	0.15%	0.15%	0.15%

Period ended December 31, 2009

Unit Value	$32.399243	$16.233890	$19.860940
Total Return*	19.81%	0.04%	24.09%
Ratio of Expenses**	0.15%	0.15%	0.15%

Period ended December 31, 2008

Unit Value	$27.041949	$16.227122	$16.005060
Total Return*	-20.68%	2.24%	-33.34%
Ratio of Expenses**	0.15%	0.15%	0.15%

Period ended December 31, 2007

Unit Value	$34.091888	$15.871136	$24.011295
Total Return*	7.57%	4.79%	7.97%
Ratio of Expenses**	0.15%	0.15%	0.15%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Portfolio data
Period ended December 31, 2011

1 Net Assets (in thousands)	$1,226	$3,688	$753
1 Units Outstanding (in thousands)	37	252	36
Investment Income Ratio *	1.19%	0.01%	1.09%

Period ended December 31, 2010

Net Assets (in thousands)	$1,039	$2,943	$889
Units Outstanding (in thousands)	32	197	41
Investment Income Ratio *	1.29%	0.00%	1.19%

Period ended December 31, 2009

Net Assets (in thousands)	$853	$2,156	$590
Units Outstanding (in thousands)	29	144	31
Investment Income Ratio *	2.69%	0.16%	2.03%

Period ended December 31, 2008

Net Assets (in thousands)	$660	$2,218	$349
Units Outstanding (in thousands)	27	150	22
Investment Income Ratio *	2.91%	2.26%	0.04%

Period ended December 31, 2007

Net Assets (in thousands)	$664	$900	$307
Units Outstanding (in thousands)	21	62	13
Investment Income Ratio *	1.51%	4.81%	5.01%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

1Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

Independent Auditors’ Report

To the Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account IV:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account IV (Separate Account) as set forth herein as of December 31, 2011, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agent of the underlying mutual fund and other appropriate audit procedures. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account IV as set forth herein as of December 31, 2011, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

March 1, 2012
Chicago, Illinois

Jackson National Life Insurance Company and Subsidiaries

Index to Consolidated Financial Statements
December 31, 2011

KPMG LLP
303 East Wacker Drive
Chicago, IL 60601-5212

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries  (the Company) as of December 31, 2011 and 2010, and the related consolidated income statements and the consolidated statements of changes in equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2011.  These consolidated financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011 in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 5, 2012

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (KPMG International), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2011	2010
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2011, $38,688,488; 2010, $39,222,320, including fair value through profit and loss: 2011, $126,657; 2010, $345,038)	$41,546,295	$40,801,885
Trading securities, at fair value	315,607	467,101
Commercial mortgage loans, net of allowance	5,530,370	5,700,365
Policy loans	855,099	855,842
Derivative instruments	2,605,468	1,010,377
Other invested assets	1,255,455	1,038,012
Total investments	52,108,294	49,873,582
Cash and cash equivalents	656,253	674,253
Accrued investment income	576,185	553,762
Deferred acquisition costs	5,635,268	5,305,670
Reinsurance recoverable	1,409,688	1,089,539
Income taxes receivable from Parent	181,774	50,854
Other assets	875,288	618,019
Separate account assets	58,796,937	48,854,037
Total assets	$120,239,687	$107,019,716

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$5,078,788	$3,149,572
Other contract holder funds	44,944,096	44,576,723
Debt	297,695	338,805
Securities lending payable	53,285	58,115
Deferred income taxes, net	1,139,352	656,577
Derivative instruments	1,378,907	1,250,807
Other liabilities	1,652,609	1,886,751
Separate account liabilities	58,796,937	48,854,037
Total liabilities	113,341,669	100,771,387

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,730,901	3,711,500
Accumulated other comprehensive income, net of
tax of $318,302 in 2011 and $53,280 in 2010	1,329,190	837,006
Retained earnings	1,796,398	1,633,691
Total stockholder's equity	6,870,289	6,195,997
Noncontrolling interests	27,729	52,332
Total equity	6,898,018	6,248,329
Total liabilities and equity	$120,239,687	$107,019,716

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2011	2010	2009
Revenues
Fee income	$2,108,159	$1,565,992	$1,082,281
Premium	139,810	142,721	115,231
Net investment income	2,644,586	2,704,453	2,488,781
Net realized losses on investments:
Total other-than-temporary impairments	(305,805)	(319,977)	(1,196,893)
Portion of other-than-temporary impairments included in
other comprehensive income (loss)	218,710	176,719	422,186
Net other-than-temporary impairments	(87,095)	(143,258)	(774,707)
Other investment losses	(673,010)	(1,021,706)	30,276
Total net realized losses on investments	(760,105)	(1,164,964)	(744,431)
Other income	52,350	61,233	61,112
Total revenues	4,184,800	3,309,435	3,002,974
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	585,296	536,725	641,386
Interest credited on other contract holder funds, net of deferrals	1,384,908	1,445,319	1,502,945
Interest expense	42,881	34,825	49,767
Operating costs and other expenses, net of deferrals	760,969	621,773	483,924
Amortization of deferred acquisition and sales inducement costs	437,358	(11,660)	(273,341)
Total benefits and expenses	3,211,412	2,626,982	2,404,681
Pretax income before taxes and noncontrolling interests	973,388	682,453	598,293
Income tax expense	276,235	176,737	182,536
Net income	697,153	505,716	415,757
Less: Net income (loss) attributable to noncontrolling interests	4,446	7,288	(12,415)
Net income attributable to Jackson	$692,707	$498,428	$428,172

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Changes in Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total	Non-
	Common	paid-in	comprehensive	Retained	stockholder's	controlling	Total
	stock	capital	income (loss)	earnings	equity	interests	equity
Balances as of December 31, 2008	$13,800	$2,968,985	$(1,627,525)	$1,145,443	$2,500,703	$126,411	$2,627,114
Comprehensive income:
Net income (loss)				428,172	428,172	(12,415)	415,757
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $382,885			1,621,868		1,621,868	(38,616)	1,583,252
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(127,733)			(237,217)		(237,217)		(237,217)
Reclassification adjustment
for losses included
in net income, net of tax
of $240,213			446,108		446,108		446,108
Total comprehensive income (loss)			1,830,759	428,172	2,258,931	(51,031)	2,207,900
Cumulative effect of change in
accounting, net			(126,890)	126,890	-		-
Capital contribution		592,410			592,410		592,410
Dividends to stockholder				(250,000)	(250,000)		(250,000)
Balances as of December 31, 2009	$13,800	$3,561,395	$76,344	$1,450,505	$5,102,044	$75,380	$5,177,424

Comprehensive income:
Net income				498,428	498,428	7,288	505,716
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $422,473			784,594		784,594	(30,336)	754,258
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(54,663)			(101,517)		(101,517)		(101,517)
Reclassification adjustment
for losses included
in net income, net of tax
of $15,223			28,270		28,270		28,270
Total comprehensive income (loss)			711,347	498,428	1,209,775	(23,048)	1,186,727
Cumulative effect of change in
accounting, net			49,315	(40,242)	9,073		9,073
Capital contribution		150,105			150,105		150,105
Dividends to stockholder				(275,000)	(275,000)		(275,000)
Balances as of December 31, 2010	$13,800	$3,711,500	$837,006	$1,633,691	$6,195,997	$52,332	$6,248,329

Comprehensive income:
Net income				692,707	692,707	4,446	697,153
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $360,070			668,701		668,701	(29,049)	639,652
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(65,730)			(122,070)		(122,070)		(122,070)
Reclassification adjustment
for losses included
in net income, net of tax
of $(29,318)			(54,447)		(54,447)		(54,447)
Total comprehensive income (loss)			492,184	692,707	1,184,891	(24,603)	1,160,288
Capital contribution		19,401			19,401		19,401
Dividends to stockholder				(530,000)	(530,000)		(530,000)
Balances as of December 31, 2011	$13,800	$3,730,901	$1,329,190	$1,796,398	$6,870,289	$27,729	$6,898,018

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income	$697,153	$505,716	$415,757
Adjustments to reconcile net income
to net cash provided by operating activities:
Net realized (gains) losses on investments	(113,933)	55,495	607,878
Net losses on derivatives	809,328	1,069,971	225,566
Interest credited on other contract holder funds, gross	1,396,036	1,464,020	1,543,268
Interest expense on Federal Home Loan Bank funding
agreements	22,098	22,678	28,906
Mortality, expense and surrender charges	(343,983)	(354,070)	(327,521)
Amortization of discount and premium on investments	5,428	(3,243)	(1,235)
Deferred income tax expense	217,754	355,790	409,848
Change in:
Accrued investment income	(22,423)	(103,629)	46,654
Deferred sales inducements and acquisition costs	(997,357)	(1,336,646)	(1,350,132)
Trading portfolio activity, net	151,494	90,570	268,154
Income taxes receivable from Parent	(130,920)	318,624	(200,147)
Other assets and liabilities, net	(511,464)	222,438	899,954
Net cash provided by operating activities	1,179,211	2,307,714	2,566,950

Cash flows from investing activities:
Sales of fixed maturities	7,345,626	8,689,802	9,001,912
Principal repayments, maturities, calls and redemptions:
Fixed maturities	1,635,472	1,934,006	2,166,500
Commercial mortgage loans	1,323,959	1,375,297	742,080
Purchases of:
Fixed maturities	(8,202,646)	(13,190,087)	(10,029,527)
Commercial mortgage loans	(1,185,257)	(1,045,450)	(351,711)
Other investing activities	(514,011)	(716,905)	(1,534,559)
Net cash provided by (used in) investing activities	403,143	(2,953,337)	(5,305)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	20,374,771	17,868,878	14,123,189
Withdrawals	(8,846,295)	(7,182,166)	(9,543,370)
Net transfers to separate accounts	(12,256,282)	(10,767,308)	(6,984,733)
(Payments) Proceeds from repurchase agreements	(451,678)	552,458	-
Proceeds from Federal Home Loan Bank advances	150,000	-	-
Proceeds from debt	-	15,000	-
Payments on debt	(40,870)	(65,711)	(150,000)
Payment of cash dividends to Parent	(530,000)	(275,000)	(250,000)
Capital contribution from Parent	-	130,000	571,000
Net cash (used in) provided by financing activities	(1,600,354)	276,151	(2,233,914)

Net (decrease) increase in cash and cash equivalents	(18,000)	(369,472)	327,731

Cash and cash equivalents, beginning of year	674,253	1,043,725	715,994
Total cash and cash equivalents, end of year	$656,253	$674,253	$1,043,725

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

1.	Nature of Operations

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•	Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”) and Jackson National Life (Bermuda) LTD;
•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

•	Wholly owned insurance agency: JNL Southeast Agency, LLC;
•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;
•	Other partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary;
•	Hermitage Management, LLC, a wholly owned subsidiary that holds and manages certain mortgage loans and real estate.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  All significant intercompany accounts and transactions have been eliminated upon consolidation.  In 2011, Jackson adopted a revised presentation of the balance sheet and income statement, with prior year amounts being reclassified to conform with the current year presentation with no impact on stockholder’s equity or net income.  In conjunction with this change, the Company has reclassified its previously reported risk management activity into other investment gains (losses) and net investment income, which is further detailed in Note 5.  In addition, the Company made a correction for an immaterial error in 2009 resulting in a reclassification of $687.0 million, increasing revenues and expenses, with no impact on net income, relating to the classification of certain guaranteed minimum withdrawal benefit reserves.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Changes in Accounting Principles – Adopted in Current Year
In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.”  This guidance clarifies which loan modifications constitute troubled debt restructurings.  It is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings.  The Company adopted this guidance effective January 1, 2011 and has included the required disclosures herein.

In April 2011, the FASB issued ASU No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements,” which revises the criteria for asseessing effective control for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  The determination of whether the transfer of a financial asset subject to a repurchase agreement is a sale is based, in part, on whether the entity maintains effective control over the financial asset.  This guidance removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of a default by the transferee and also the collateral maintenance implementation guidance related to that criterion.  The Company adopted this guidance effective January 1, 2011 with no impact on the Company’s consolidated financial statements.

In July 2010, the FASB issued ASU No. 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses,” which requires significant new disclosures about the allowance for credit losses and the credit quality of financing receivables.  The Company adopted the disclosure requirements effective January 1, 2011 and has included the required disclosures herein.

In April 2010, the FASB issued ASU No. 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments.” This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related policyholder, as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties.  This accounting guidance was effective on January 1, 2011 and had no impact on the Company’s consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Value Measurements,” which requires additional disclosures related to transfers between Levels 1 and 2 and for fair value measurement activity in Level 3.  Additional information to be provided includes purchases, sales, issuances, and settlements on a gross basis.  This ASU also clarifies certain other existing disclosure requirements including the level of disaggregation and disclosures around inputs and valuation techniques.  The accounting guidance for new disclosures and clarification of existing disclosures was effective for periods beginning after December 15, 2009 and were included in the Company’s consolidated financial statements for the year ending December 31, 2010.  The additional disclosures related to activity in Level 3 are effective for fiscal years beginning after December 15, 2010, and are included herein.

Changes in Accounting Principles – Adopted in Prior Years
On January 1, 2010, the Company adopted ASU No. 2009-16, “Accounting for Transfers of Financial Assets.”  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity (“QSPE”) concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

On January 1, 2010, the Company adopted ASU No. 2010-10, “Amendment for Certain Investment Funds,” which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures regarding a company’s involvement in VIEs.  The adoption of ASU 2010-10 and ASU 2009-16 occurred simultaneously, requiring the consolidation of entities formerly considered to be QSPEs and decreasing retained earnings by $40.2 million.  Additional details on the application of this change in accounting principles are included in Note 4.

Changes in Accounting Principles – Not Yet Adopted
In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting and related arrangements.  This guidance is effective for fiscal years beginning after January 1, 2013.  The new disclosures are required to be applied retrospectively for all comparative periods presented.  The Company will adopt this guidance effective January 1, 2013 and include all applicable disclosures.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income,” with an objective of increasing the prominence of items reported in other comprehensive income (“OCI”).  This guidance provides entities with the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements.    This guidance is applicable retrospectively and is effective for fiscal years beginning after December 15, 2011.  Early adoption is permitted.  The Company will adopt this guidance effective January 1, 2012 and is currently evaluating options for the presentation of comprehensive income upon adoption.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards,” which was issued to create a consistent framework for the application of fair value measurement across jurisdictions.  The amendments include wording changes to GAAP in order to clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements.  This new guidance is not expected to change which assets and liabilities are to be carried at fair value.  This guidance is applicable prospectively and is effective for fiscal years beginning after December 15, 2011.  Early adoption is prohibited.  The Company will adopt this guidance effective January 1, 2012 and has not yet determined the impact it will have on the Company’s consolidated financial statements upon adoption.

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.” This guidance clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities.  The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized.  All other acquisition related costs should be expensed as incurred.

Jackson will adopt this accounting guidance effective January 1, 2012 on a retrospective basis with restatement of all years presented and a cumulative effect adjustment to opening equity balance at January 1, 2010.  Jackson estimates the restatement will reduce deferred acquisition costs by approximately $991.9 million and reduce stockholder’s equity by approximately $641.6 million, net of tax, at January 1, 2010.

The impact on the income statement is as follows (in millions):

	Years ended December 31,
	2011	2010
Net income as reported	$693	$498
Reduced deferrals	(248)	(243)
Change in amortization	61	(31)
Tax benefit	65	96
Net income as adjusted	$571	$320

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Comprehensive Income (Loss)
Comprehensive income (loss) includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income (loss) and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method.  Discounts and premiums on asset-backed securities are amortized over the estimated redemption period.  Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events.  For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $840.7 million and $878.5 million as of December 31, 2011 and 2010, respectively.

Fixed maturities are generally classified as available for sale and are carried at fair value.  For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  If management believes the Company does not intend to sell the security and will not more likely than not be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in Note 4.

During 2009, the Company transferred the remainder of its equity holdings from available for sale to a trading portfolio and recognized a loss of $87.5 million.  At December 31, 2011 and 2010, all equity holdings were classified as trading.  Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums, and impairments including any allowance for loan losses.

On a periodic basis, Jackson assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of its loan review process, and a portfolio reserve for probable incurred but not specifically identified losses for loans which do not carry loan specific reserves. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions.  In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of our loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates.  Model assumptions are updated each quarter and, based upon our actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations.  The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors.  Changes in the allowance for loan losses are recorded in investment income.

Separately, Jackson also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above.  Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status.  In this case, all cash received is applied against the carrying value of the loan.

Policy loans are carried at the unpaid principal balances.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Other invested assets primarily include investments in limited partnerships and real estate.  Carrying values for limited partnership investments are determined by using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  Real estate is carried at the lower of depreciated cost or fair value.

The Company holds interests in VIEs that represent primary beneficial interests.  These consolidated VIEs include entities structured to hold and manage investments.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments which are classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity.  The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net income along with the related adjustment for deferred acquisition costs, deferred sales inducements and income taxes.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks.  These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred.  The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements.  The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.  There were no charges due to nonperformance by derivative counterparties in 2011, 2010 or 2009.

The Company generally uses freestanding derivative instruments for hedging purposes.  Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivative instruments.  Further details regarding Jackson’s derivative positions are included in Note 5.  The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.  Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income.

Cash and Cash Equivalents
Cash and cash equivalents, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis (“FHLBI”), are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized capital gains and losses and derivative movements, for annuities and interest-sensitive life products.  Due to volatility of certain factors, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred acquisition costs is conducted on an annual basis.  Based on results of the annual review, the deferred acquisition cost balance is adjusted, with an offsetting credit or charge to amortization expense.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been decreased by $1,062.7 million and $598.5 million at December 31, 2011 and 2010, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the level of expectations of short-term future investment returns.  Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees.  The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years.  Projected returns after the next five years are set at 8.4%.  At December 31, 2010,  future projected returns were capped at the 15% level.  By December 31, 2011, projected returns under mean reversion had fallen and were below the 15% cap.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable would be written off with a charge through deferred acquisition costs amortization.  No such write-offs were required for 2011, 2010 and 2009.

Deferred Sales Inducements
Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities are capitalized as deferred sales inducements and included in other assets.  Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements.  Due to volatility of certain factors, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred sales inducements is conducted on an annual basis.  Based on results of the annual review, the deferred sales inducement balance is adjusted, with an offsetting credit or charge to amortization expense.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been decreased by $147.6 million and $82.2 million at December 31, 2011 and 2010, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable would be written off with a charge through deferred sales inducements amortization.  No such write-offs were required for 2011, 2010 and 2009.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include investment margins, mortality, persistency, rider utilization and policy maintenance expenses.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity reserves are adjusted with an offsetting benefit or charge to net income.

Reinsurance
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums and benefits are reported net of insurance assumed and ceded.

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2007.

Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson.  All other subsidiaries are limited liability companies with all of their interests owned by Jackson.  Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson.  Income tax expense is calculated on a separate company basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at fair value, the deferral of policy acquisition costs and sales inducements and the provisions for policy reserves and other insurance items.  Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.  In accordance with GAAP, Jackson is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Reserves for Future Policy Benefits and Claims Payable
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 3.5% to 6.0%.  Lapse and expense assumptions are based on Company experience.  See Note 7 for a description of general account reserves related to variable annuity guarantees.

Other Contract Holder Funds
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value.  The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract.  At December 31, 2011, the Company had interest sensitive life business in force with total account value of $4.5 billion, with minimum guaranteed interest rates ranging from 3.0% to 6.0%, with a 4.93% average guaranteed rate and fixed interest rate annuities of $26.2 billion of account value with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.83% average guaranteed rate.

Jackson and Jackson National Life Funding, LLC have a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time.  Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  Carrying values totaled $0.7 billion and $1.0 billion at December 31, 2011 and 2010, respectively.

Jackson and Jackson National Life Global Funding have a $10.8 billion aggregate Global Medium Term Note program.  Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  The carrying values at December 31, 2011 and 2010 totaled $1.0 billion and $1.2 billion, respectively.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date.  Foreign currency transaction gains and losses are included in other investment gains (losses).

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in its mortgage-collateralized loan advance program with short-term and long-term funding facilities.  Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances.  Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.  At December 31, 2011 and 2010, the Company held $107.0 million and $112.1 million, respectively, of FHLBI capital stock, supporting $1.8 billion each period end in funding agreements, short-term and long-term borrowing capacity.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations.  Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position.  Amounts related to contingent liabilities are established if it is probable that a loss has been incurred and the amount is reasonably estimable.  It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position.  However, it is the opinion of management that the ultimate disposition of contingent liabilities will not have a material adverse affect on the Company's financial condition or results of operations.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2011 and 2010, the separate account assets and liabilities associated with variable life and annuity contracts, aggregated $58.8 billion and $48.9 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 7 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.

Additionally, the Company has issued a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan.  These deposits are allocated to the Jackson National Separate Account - II and aggregated $185.7 million and $176.6 million at December 31, 2011 and 2010, respectively.  The Company receives administrative fees for managing the funds.  These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 8 for further information regarding the Company’s debt.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses.  Fee income also includes revenues related to asset management fees and 12b-1 service fees.  Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

Jackson has terminated, at the customers’ requests, a number of Medium Term Note contracts at discounted rates.  The income on these early terminations, totaling $2.5 million and $16.8 million in 2010 and 2009, respectively, was included in other income.  There were no early terminations in 2011.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Subsequent Events
The Company has evaluated events through March 5, 2012, which is the date the financial statements were available to be issued.

3.     Fair Value Measurements

The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands).

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	$656,253	$656,253	$674,253	$674,253
Fixed maturities	41,546,295	41,546,295	40,801,885	40,801,885
Trading securities	315,607	315,607	467,101	467,101
Commercial mortgage loans	5,530,370	5,937,422	5,700,365	5,953,073
Policy loans	855,099	678,141	855,842	684,503
Limited partnerships	1,086,546	1,086,546	865,761	865,761
Other loans	-	-	19,410	19,313
Derivative instruments	2,605,468	2,605,468	1,010,377	1,010,377
GMIB reinsurance recoverable	451,274	451,274	127,534	127,534
Separate account assets	58,796,937	58,796,937	48,854,037	48,854,037

Liabilities
Other contract holder funds
Annuity reserves (1)	$36,484,825	$27,711,994	$33,829,330	$25,847,154
Reserves for guaranteed investment contracts	761,638	771,597	700,090	735,869
Trust instruments supported by funding agreements	1,663,204	1,709,966	2,209,268	2,266,664
Federal Home Loan Bank funding agreements	1,751,020	1,752,556	1,750,989	1,637,555
Debt	297,695	323,341	338,805	358,407
Derivative instruments	1,378,907	1,378,907	1,250,807	1,250,807
Separate account liabilities	58,796,937	58,796,937	48,854,037	48,854,037

(1) - Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.  Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Limited partnership interests and those embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.  Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, are considered to be Level 3 inputs.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2011 and 2010, an internally developed model was used to determine the fair value.  The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the  market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans
Fair values are determined by discounting the future cash flows at current market interest rates.

Policy Loans
Fair values are determined using projected future cash flows, based on assumptions as to expected mortality and lapse rates, and discounted at the rate that would be required to transfer the asset to a willing third party.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other investment gains (losses).  Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. These derivative valuations are determined by third party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Limited Partnerships
Fair value for limited partnership interests, which are included in other invested assets, is determined using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  No adjustments to these amounts were deemed necessary at December 31, 2011 or 2010.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The Company’s limited partnership investments are not redeemable and distributions received are the result of liquidation of the underlying assets of the partnerships.  The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable.  The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner.  It is not probable and there is no instance, to date, where Jackson contemplated selling a limited partnership interest for an amount different from its NAV equivalent.

Other Loans
Fair values are determined by discounting the future cash flows at current market interest rates.

Separate Account Assets and Liabilities
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities, including index-linked annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Other Contract Holder Funds
Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on present value of future cash flows discounted at current market interest rates.

Debt
Carrying value of the short-term debt is considered a reasonable estimate for fair value due to their short-term maturity.  Fair values of other fixed interest rate debt are based on broker quotes or future cash flows discounted at current market interest rates.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other investment gains (losses). The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.  Jackson discontinued offering the GMAB in 2011.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other investment gains (losses).  Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.  Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior.   Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates.  The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, persistency, mortality, and withdrawal rates.  Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process.  Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, could likely be significantly different than this fair value.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2011	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$3,361,506	$3,360,159	$1,347	$-
Public utilities	2,670,236	-	2,669,713	523
Corporate securities	27,249,121	-	27,217,349	31,772
Residential mortgage-backed	3,988,907	-	3,988,907	-
Commercial mortgage-backed	3,329,434	-	3,329,434	-
Other asset-backed securities	947,091	11,249	925,782	10,060
Trading securities	315,607	255,716	-	59,891
Limited partnerships	1,086,546	-	-	1,086,546
Derivative instruments	2,605,468	-	2,603,534	1,934
GMIB reinsurance recoverable	451,274	-	-	451,274
Separate account assets (1)	58,796,937	58,796,937	-	-
Total	$104,802,127	$62,424,061	$40,736,066	$1,642,000

Liabilities
Embedded derivative liabilities (2)	$2,949,878	$-	$871,827	$2,078,051
Derivative instruments	1,378,907	114,368	1,264,539	-
Separate account liabilities	58,796,937	58,796,937	-	-
Total	$63,125,722	$58,911,305	$2,136,366	$2,078,051

December 31, 2010	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$3,848,246	$3,817,832	$30,414	$-
Public utilities	2,708,660	-	2,707,928	732
Corporate securities	24,816,251	-	24,784,177	32,074
Residential mortgage-backed	4,348,262	-	4,348,262	-
Commercial mortgage-backed	3,764,136	-	3,764,136	-
Other asset-backed securities	1,316,330	11,193	1,230,324	74,813
Trading securities	467,101	255,166	-	211,935
Limited partnerships	865,761	-	-	865,761
Derivative instruments	1,010,377	-	1,010,377	-
GMIB reinsurance recoverable	127,534	-	-	127,534
Separate account assets (1)	48,854,037	48,854,037	-	-
Total	$92,126,695	$52,938,228	$37,875,618	$1,312,849

Liabilities
Embedded derivative liabilities (2)	$1,249,972	$-	$936,438	$313,534
Derivative instruments	1,250,807	117,449	1,127,527	5,831
Debt	26,207	-	26,207	-
Separate account liabilities	48,854,037	48,854,037	-	-
Total	$51,381,023	$48,971,486	$2,090,172	$319,365

(1) Pursuant to ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) Includes the embedded derivative liabilities related to GMWB and GMAB benefits and index-linked annuities.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The tables below provide rollforwards for 2011 and 2010 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2011	Income	Income	Settlements	Level 3	2011
Assets
Fixed maturities
Public utilities	$732	$(25)	$-	$(184)	$-	$523
Corporate securities	32,074	1,300	1,676	(3,278)	-	31,772
Other asset-backed securities	74,813	(3,002)	3,920	(73,868)	8,197	10,060
Trading securities	211,935	15,934	-	(167,978)	-	59,891
Limited partnerships	865,761	84,328	-	136,457	-	1,086,546
Derivative instruments	-	1,934	-	-	-	1,934
GMIB reinsurance recoverable	127,534	323,740	-	-	-	451,274

Liabilities
Embedded derivative liabilities	(313,534)	(1,764,517)	-	-	-	(2,078,051)
Derivative instruments	(5,831)	5,831	-	-	-	-

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2010	Income	Income	Settlements	Level 3	2010
Assets
Fixed maturities
Public utilities	$13,338	$(1,809)	$1,870	$(8,165)	$(4,502)	$732
Corporate securities	472,466	803	4,611	(158,439)	(287,367)	32,074
Residential mortgage-backed	2,969	(4,583)	7,038	(5,424)	-	-
Commercial mortgage-backed	77,899	(1,579)	16,203	(43,852)	(48,671)	-
Other asset-backed securities	902,956	(2,444)	13,683	(386,693)	(452,689)	74,813
Trading securities	246,045	64,689	-	(98,799)	-	211,935
Limited partnerships	704,689	67,466	-	93,606	-	865,761
Derivative instruments	281,989	(26,551)	-	(99,003)	(156,435)	-
GMIB reinsurance recoverable	141,459	(13,925)	-	-	-	127,534

Liabilities
Embedded derivative liabilities	(437,433)	123,899	-	-	-	(313,534)
Derivative instruments	(27,230)	21,399	-	-	-	(5,831)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The components of the amounts included in purchases, sales, issuances and setttlements at December 31, 2011 shown above are as follows (in thousands):

	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Public utilities	$-	$(184)	$-	$-	$(184)
Corporate securities	-	(3,278)	-	-	(3,278)
Other asset-backed securities	-	(73,868)	-	-	(73,868)
Trading securities	2,629	(170,607)	-	-	(167,978)
Limited partnerships	254,880	(118,423)	-	-	136,457
Total	$257,509	$(366,360)	$-	$-	$(108,851)

Upon adoption of ASC 820-10, certain broker priced assets were classified as Level 3 holdings as a result of illiquidity in the market and the resultant lack of observability into the assumptions used to produce those fair values. During 2010, as a result of changes in the level of observability of these inputs, Jackson determined that these assets would be more appropriately categorized in Level 2. As a result, Jackson transferred securities with an amortized cost and fair value of $1,059.5 million and $775.3 million, respectively, and derivative assets with a fair value of $156.4 million from Level 3 to Level 2 during 2010. For the year ended December 31, 2011, Jackson transferred securities with an amortized cost and fair value of $9.3 million and $8.2 million, respectively, into Level 3 from Level 2 as a result of third party pricing not being available. There were no transfers between Level 1 and 2 of the fair value hierarchy.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2011 and 2010, was as follows (in thousands):

	2011	2010
Assets
Fixed maturities
Public utilities	$(25)	$-
Corporate securities	2,962	2,635
Other asset-backed securities	(3,865)	2,891
Trading securities	15,915	28,905
Limited partnerships	84,478	68,169
Derivative instruments	1,934	-
GMIB reinsurance recoverable	323,740	(13,925)

Liabilities
Embedded derivative liabilities	$(1,764,517)	$123,899
Derivative instruments	(5,831)	21,399

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Fixed Maturities
The following table sets forth fixed maturities at December 31, 2011, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2011, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $164.4 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total Fixed Maturities Carrying Value December 31, 2011
Investment Rating
AAA	22.2%
AA	5.6%
A	31.1%
BBB	35.1%
Investment grade	94.0%
BB	3.1%
B and below	2.9%
Below investment grade	6.0%
Total fixed maturities	100.0%

At December 31, 2011, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 57% were investment grade, 33% were below investment grade and 10% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 65% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2011, the industries accounting for the larger percentage of unrealized losses included banking/finance (9.83% of fixed maturities gross unrealized losses) and telecommunications (1.42%). The largest unrealized loss related to a single corporate obligor was $26.5 million at December 31, 2011.

The amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities, including $126.7 million and $345.0 million in securities carried at fair value with changes in value recorded through the income statement during 2011 and 2010, respectively, were as follows (in thousands):

	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit OTTI (2)
December 31, 2011
Fixed Maturities
Government securities	$2,932,197	$429,309	$-	$3,361,506	$-
Public utilities	2,346,651	324,466	881	2,670,236	-
Corporate securities	25,129,745	2,217,024	97,648	27,249,121	6,755
Residential mortgage-backed	4,127,911	146,430	285,434	3,988,907	(177,444)
Commercial mortgage-backed	3,064,184	324,360	59,110	3,329,434	(6,933)
Other asset-backed securities	1,087,800	15,564	156,273	947,091	(59,520)
Total fixed maturities	$38,688,488	$3,457,153	$599,346	$41,546,295	$(237,142)

(1)	Fair value for securities carried at fair value with changes in value recorded through the income statement.

(2)	Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit OTTI (2)
December 31, 2010
Fixed Maturities
Government securities	$3,789,201	$62,052	$3,007	$3,848,246	$-
Public utilities	2,514,868	205,830	12,038	2,708,660	-
Corporate securities	23,362,634	1,597,001	143,384	24,816,251	12,184
Residential mortgage-backed	4,542,139	138,232	332,109	4,348,262	(158,502)
Commercial mortgage-backed	3,549,421	277,898	63,183	3,764,136	(8,192)
Other asset-backed securities	1,464,057	18,831	166,558	1,316,330	(17,757)
Total fixed maturities	$39,222,320	$2,299,844	$720,279	$40,801,885	$(172,267)

(1)	Fair value for securities carried at fair value with changes in value recorded through the income statement.

(2)	Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2011, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

	Amortized (1) Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Due in 1 year or less	$1,279,659	$25,880	$54	$1,305,485
Due after 1 year through 5 years	6,262,323	450,621	10,644	6,702,300
Due after 5 years through 10 years	18,743,820	1,856,138	42,706	20,557,252
Due after 10 years through 20 years	2,172,590	267,399	13,845	2,426,144
Due after 20 years	1,950,201	370,761	31,280	2,289,682
Residential mortgage-backed	4,127,911	146,430	285,434	3,988,907
Commercial mortgage-backed	3,064,184	324,360	59,110	3,329,434
Other asset-backed securities	1,087,800	15,564	156,273	947,091
Total	$38,688,488	$3,457,153	$599,346	$41,546,295

(1) Fair value for securities carried at fair value with changes in value recorded through the income statement.

U.S. Treasury securities with a carrying value of $4.6 million and $4.2 million at December 31, 2011 and 2010, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2011, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $2.3 million and $7.0 million, respectively. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2011 were $2.3 million and $7.0 million, respectively, and for the 12 months preceding December 31, 2010 were $2.9 million and $8.8 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”). The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	Cost (1)	Gains	Losses	Value

Prime	$865,197	$5,522	$79,340	$791,379
Alt-A	560,471	2,076	85,280	477,267
Subprime	441,311	61	120,814	320,558
Total non-agency RMBS	$1,866,979	$7,659	$285,434	$1,589,204

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2010	Cost (1)	Gains	Losses	Value

Prime	$1,073,242	$12,511	$134,826	$950,927
Alt-A	736,193	2,786	95,028	643,951
Subprime	475,652	1,076	99,128	377,600
Total non-agency RMBS	$2,285,087	$16,373	$328,982	$1,972,478

(1) Fair value for securities carried at fair value with changes in value recorded through the income statement.

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. 22% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO. 20% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO. In 2011, the Company recorded other-than-temporary impairment charges of $14.1 million, $20.2 million, and $4.5 million on securities backed by prime, Alt-A and subprime loans, respectively. In 2010, the Company recorded other-than-temporary impairment charges of $23.0 million, $50.5 million, and $11.4 million on securities backed by prime, Alt-A and subprime loans, respectively. In 2009, the Company recorded other-than-temporary impairment charges of $351.1 million, $241.0 million, and $19.0 million on securities backed by prime, Alt-A and subprime loans, respectively.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”). At December 31, 2011, the amortized cost and fair value of the Company’s investment in CMBS was $3.1 billion and $3.3 billion, respectively, of which 99% were rated investment grade by at least one NRSRO. In 2011 and 2010, the Company recorded other-than-temporary impairment charges of $1.0 million and $11.1 million, respectively, on CMBS. No other-than-temporary impairment charges were recorded on CMBS during 2009.

Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses compared to corporate bonds. At December 31, 2011, the amortized cost and fair value of the Company’s direct investments in bank loans were $64.9 million and $63.8 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (in thousands, except number of securities):

	December 31, 2011			December 31, 2010

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Government securities	$-	$-	-	$3,007	$480,177	3
Public utilities	373	23,422	2	10,655	264,765	19
Corporate securities	57,525	1,615,252	149	81,721	2,936,548	176
Residential mortgage-backed	66,509	326,993	36	4,255	112,509	23
Commercial mortgage-backed	3,162	82,921	14	4,152	203,927	18
Other asset-backed securities	56,129	180,432	42	2,923	146,656	17
Total temporarily impaired
securities	$183,698	$2,229,020	243	$106,713	$4,144,582	256

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Public utilities	$508	$6,965	1	$1,383	$6,941	2
Corporate securities	40,123	259,037	44	61,663	491,829	61
Residential mortgage-backed	218,925	1,013,025	158	327,854	1,590,392	173
Commercial mortgage-backed	55,948	82,829	21	59,031	145,344	31
Other asset-backed securities	100,144	251,998	58	163,635	442,578	81
Total temporarily impaired
securities	$415,648	$1,613,854	282	$613,566	$2,677,084	348

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Government securities	$-	$-	-	$3,007	$480,177	3
Public utilities	881	30,387	3	12,038	271,706	21
Corporate securities	97,648	1,874,289	193	143,384	3,428,377	237
Residential mortgage-backed	285,434	1,340,018	194	332,109	1,702,901	196
Commercial mortgage-backed	59,110	165,750	35	63,183	349,271	49
Other asset-backed securities	156,273	432,430	100	166,558	589,234	98
Total temporarily impaired
securities	$599,346	$3,842,874	525	$720,279	$6,821,666	604

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Jackson recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2011 and 2010, default rates for delinquent loans ranged from 15% to 100%. At December 31, 2011 and 2010, loss severities were applied to generate and analyze cash flows of each bond and ranged from 30% to 65% and 30% to 62.5%, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and for which it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment gains (losses) for the periods indicated (in thousands):

	Years Ended December 31,
	2011	2010	2009
Available-for-sale securities
Realized gains on sale	$287,507	$440,843	$464,044
Realized losses on sale	(85,037)	(356,080)	(209,720)
Impairments:
Total other-than-temporary impairments	(305,805)	(319,977)	(1,196,893)
Portion of other-than-temporary impairments
included in other comprehensive income	218,710	176,719	422,186
Net other-than-temporary impairments	(87,095)	(143,258)	(774,707)
Transfer to trading portfolio	-	-	(87,491)
Other	(1,442)	3,000	(4)
Net realized gains (losses) on non-derivative investments	113,933	(55,495)	(607,878)
Net losses on derivative instruments	(874,038)	(1,109,469)	(136,553)
Total net realized losses on investments	$(760,105)	$(1,164,964)	$(744,431)

Included in net realized losses on investments are impairment charges on commercial mortgage loans and other invested assets of $19.3 million and $5.0 million in 2011 and 2010, respectively. There were no such impairment charges in 2009. The net losses on derivative instruments included in the above table are further detailed in Note 5.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2011, 2010 and 2009 was $1,053.2 million, $1,926.7 million and $1,334.7 million, respectively, which was approximately 93%, 84% and 86% of book value, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2011	2010
Cumulative credit loss beginning balance	$698,370	$1,062,190
Additions:
New credit losses	35,724	61,354
Incremental credit losses	32,073	76,904
Reductions:
Securities sold, paid down or disposed of	(361,411)	(502,078)
Cumulative credit loss ending balance	$404,756	$698,370

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $5.5 billion and $5.7 billion at December 31, 2011 and 2010, respectively, are reported net of an allowance for loan losses of $20.1 million and $33.2 million at each date, respectively. At December 31, 2011, commercial mortgage loans were collateralized by properties located in 41 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment and, during 2011, 2010 and 2009, recognized impairment charges against the allowance for loan losses of $34.5 million, $17.7 million and $13.8 million, respectively. In addition, Jackson recorded an impairment as a realized loss of $9.7 million during 2011.

Activity in the allowance for loan losses for Jackson’s commercial mortgage loan portfolio is as follows (in thousands):

	Years Ended December 31,
Allowance for loan losses:	2011	2010
Balance at beginning of year	$33,190	$14,246
Charge-offs	(34,474)	(17,717)
Recoveries	-	-
Net charge-offs	(34,474)	(17,717)
Provision for loan losses	21,390	36,661
Balance at end of year	$20,106	$33,190

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	Allowance for Loan Losses	Recorded Investment
December 31, 2011:
Individually evaluated for impairment	$3,481	$214,335
Collectively evaluated for impairment	16,625	5,316,035
Total	$20,106	$5,530,370

December 31, 2010:
Individually evaluated for impairment	$22,256	$215,832
Collectively evaluated for impairment	10,934	5,484,533
Total	$33,190	$5,700,365

The table below illustrates the delinquency status and accrual status of the carrying value of Jackson's commercial mortgage loan holdings as of December 31, 2011 and 2010 (in thousands). Delinquency status is determined from the date of the first missed contractual payment.

	2011	2010
Accruing
Current	$5,518,802	$5,627,862
Less than 60 days delinquent	-	57,078
60 days to 90 days delinquent	-	-
91 days or more delinquent	3,000	-
Total accruing	5,521,802	5,684,940
Non-accrual	8,568	15,425
Total	$5,530,370	$5,700,365

During 2011 and 2010, Jackson reduced interest income by $1.3 million and $0.4 million, respectively, on commercial mortgage loans that had been placed on non-accrual. There were no comparable reductions during 2009.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans continue to be closely evaluated subsequent to impairment.  The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans during 2011 and 2010 (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2011:
Impaired Loans with a Valuation Allowance
Hotel	$41,592	$44,920	$3,328	$41,116	$1,658
Office	11,319	11,472	153	11,038	688
Total	52,911	56,392	3,481	52,154	2,346
Impaired Loans without a Valuation Allowance
Apartment	92,250	113,107	-	105,143	4,601
Hotel	27,109	34,581	-	29,583	1,252
Office	30,084	31,893	-	30,515	594
Retail	3,000	9,618	-	5,179	596
Warehouse	8,981	9,981	-	9,065	660
Total	161,424	199,180	-	179,485	7,703
Total Impaired Loans
Apartment	92,250	113,107	-	105,143	4,601
Hotel	68,701	79,501	3,328	70,699	2,910
Office	41,403	43,365	153	41,553	1,282
Retail	3,000	9,618	-	5,179	596
Warehouse	8,981	9,981	-	9,065	660
Total	$214,335	$255,572	$3,481	$231,639	$10,049
December 31, 2010:
Impaired Loans with a Valuation Allowance
Apartment	$36,259	$43,700	$7,440	$40,772	$114
Hotel	108,454	120,002	11,547	120,864	1,565
Office	10,749	11,472	723	11,412	360
Retail	7,073	9,618	2,546	9,214	311
Total	162,535	184,792	22,256	182,262	2,350
Impaired Loans without a Valuation Allowance
Apartment	21,120	22,000	-	21,927	1,339
Office	19,914	24,914	-	23,788	499
Warehouse	12,263	14,763	-	11,379	557
Total	53,297	61,677	-	57,094	2,395
Total Impaired Loans
Apartment	57,379	65,700	7,440	62,699	1,453
Hotel	108,454	120,002	11,547	120,864	1,565
Office	30,663	36,386	723	35,200	859
Retail	7,073	9,618	2,546	9,214	311
Warehouse	12,263	14,763	-	11,379	557
Total	$215,832	$246,469	$22,256	$239,356	$4,745

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following table provides information about the credit quality of commercial mortgage loans as of December 31, 2011 (in thousands):

	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$1,213,009	$32,710	$-	$-	$1,245,719
Hotel	583,824	53,592	-	6,000	643,416
Office	940,026	41,403	-	-	981,429
Retail	1,071,383	-	3,000	-	1,074,383
Warehouse	1,578,147	7,276	-	-	1,585,423
Total	$5,386,389	$134,981	$3,000	$6,000	$5,530,370

The $3.0 million balance of commercial mortgage loans that were greater than 90 days delinquent were also restructured.

The following table provides information about commercial mortgage loans involved in a troubled debt restructuring as of December 31, 2011 (in thousands, except number of contracts):

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Office	2	$21,188	$21,188
Total	2	$21,188	$21,188

During 2011, there were no commercial mortgage loans involved in a troubled debt restructuring that subsequently defaulted.

Securitizations
In 2003, Jackson executed the Piedmont CDO Trust (“Piedmont”) securitization transaction.  In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities.  The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont.  Prior to 2010, Piedmont, a qualified special purpose entity, was not consolidated by Jackson.

Effective January 1, 2010, as a result of adoption of ASC 2009-16, Jackson was deemed to be the primary beneficiary of Piedmont and consolidation of Piedmont was required.

As a result of this change, the Company recorded a decrease in retained earnings of $48.2 million upon consolidation of Piedmont.  At December 31, 2010, Piedmont’s assets of $463.9 million and liabilities to external parties of $26.2 million were included in Jackson’s financial statements.  At the date of adoption, Jackson also elected to carry the assets and liabilities in Piedmont at fair value, with changes in fair value reflected in the consolidated income statement.  The creditors of Piedmont do not have recourse to the general credit of Jackson.

During 2011, Jackson purchased the remaining outstanding external interest and, as a result, Piedmont was terminated.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction.  Jackson contributed commercial mortgages with a total principal amount of $623.6 million to MSDW and retained beneficial interest.  Prior to 2010, MSDW, a qualified special purpose entity, was not consolidated by Jackson.

Effective January 1, 2010, as a result of adoption of ASC 2009-16, the Company was deemed to be the primary beneficiary of the variable interest entity MSDW and, as such, was required to consolidate their financial results into Jackson’s consolidated financial statements.  In March 2011, the external debt of MSDW was paid off entirely.  As such, Jackson’s consolidated financial statements include MSDW assets of $48.1 million at December 31, 2011 and MSDW assets and external liabilities of $80.6 million and $14.7 million, respectively, at December 31, 2010.

Other Invested Assets
Other invested assets primarily include investments in limited partnerships, real estate, and other loans.  Investments in limited partnerships have carrying values of $1,086.5 million and $865.8 million at December 31, 2011 and 2010, respectively.  Real estate totaling $168.9 million and $152.8 million at December 31, 2011 and 2010, respectively, includes foreclosed properties with a book value of $19.2 million and $13.8 million, respectively.  Other loans have carrying values of $0 and $19.4 million and weighted average interest rates of 2.25% and 3.46% at December 31, 2011 and 2010, respectively.

Limited Purpose Enhanced Return Entities (“SERVES”)
In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-1 (“SERVES 3”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  Based on the Company’s initial analysis, it concluded that SERVES 3 was a VIE and that the Company was not the primary beneficiary.  Thus, the Company’s investment was reported at the fair value of this debt instrument.

During 2008, Jackson entered into “Option Put and Forbearance Agreements” with the counterparty to the SERVES 3 entity in exchange for the counterparty forbearing its right to initiate forced liquidation of the entity under certain market value triggers.  During 2009, Jackson entered into revised forbearance agreements with this counterparty.  The support provided by the agreement at December 31, 2011 could potentially expose Jackson to maximum losses of $110.7 million, if circumstances allowed the forbearance period to cease.  Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreement is remote.

As a result of the additional exposure to SERVES 3 upon entering into the “Option Put and Forbearance Agreement”, Jackson determined that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements.  The accompanying consolidated financial statements include the underlying assets of $49.5 million and $42.8 million and net liabilities of $2.7 million and $8.4 million in 2011 and 2010, respectively, of this entity.  The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

In 2008, Jackson acquired $40.0 million of debt interests in a limited purpose entity, SERVES 2006-1 (“SERVES 4”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million.   At the acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment was reported at the fair value of this debt instrument.  SERVES 4 notes were sold at par in May 2011.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Securities Lending
The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2011 and 2010, the estimated fair value of loaned securities was $51.6 million and $56.7 million, respectively.  The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  At December 31, 2011 and 2010, cash collateral received in the amount of $53.3 million and $58.1 million, respectively, was invested by the agent bank and included in cash equivalents of the Company.  A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Fixed maturities	$2,164,833	$2,258,099	$2,242,491
Commercial mortgage loans	283,881	285,123	330,194
Limited partnerships	85,949	69,250	(89,829)
Derivative instruments	64,710	39,498	(89,013)
Other investment income	97,318	124,630	158,717
Total investment income	2,696,691	2,776,600	2,552,560
Less investment expenses	(52,105)	(72,147)	(63,779)
Net investment income	$2,644,586	$2,704,453	$2,488,781

During 2011, 2010 and 2009, $17.0 million, $65.5 million and $57.2 million of investment income was recognized on trading securities held at December 31, 2011, 2010 and 2009, respectively.  During 2011 and 2010, $11.2 million and $54.7 million, respectively, of investment income was recognized on fixed maturity securities carried at fair value with changes in value recorded through the income statement.  The net investment income (loss) on derivative instruments included in the above table are further detailed in Note 5.

5.    Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk.  Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices.  The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals.  Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments and are carried at fair value with changes recorded in other investment gains (losses).

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements.  Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are carried at fair value.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other investment gains (losses).

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Credit default swaps, with maturities up to five years, are agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio.  These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement.  Credit default swaps are carried at fair value.  The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates.  The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years.  Put-swaptions hedge against significant movements in interest rates.  Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”).  Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms.  Due to the right of offset, linked put-swaptions are presented at the fair value of the net position with each counterparty.  Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options and put spreads), which are used to hedge the Company’s obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value.  These insurance products contain embedded options whose fair value is reported in other contract holder funds.

Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount.  Interest rate swaps are carried at fair value.  During 2011 and 2010, the Company entered into various interest rate swap transactions to more closely match the overall asset and liability duration.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding were as follows (in thousands):

	December 31, 2011
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Credit default swaps	$45,000	$2,207	$165,000	$(11,738)	$(9,531)
Cross-currency swaps	529,987	142,364	73,200	(11,017)	131,347
Equity index call
options	2,817,800	173,605	4,756,897	(492,171)	(318,566)
Equity index futures	-	-	5,636,700	(114,369)	(114,369)
Equity index put
options	38,350,000	330,554	1,250,000	(8,725)	321,829
Interest rate swaps	13,800,000	1,476,006	14,350,000	(740,578)	735,428
Put-swaptions	15,500,000	478,798	2,000,000	(309)	478,489
Total return swaps	300,000	1,934	-	-	1,934
Total	$71,342,787	$2,605,468	$28,231,797	$(1,378,907)	$1,226,561

	December 31, 2010
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Credit default swaps	$40,000	$372	$210,000	$(19,730)	$(19,358)
Cross-currency swaps	593,451	175,454	270,906	(34,720)	140,734
Equity index call
options	5,502,500	125,641	1,356,897	(462,209)	(336,568)
Equity index futures	-	-	4,228,875	(117,450)	(117,450)
Equity index put
options	12,600,000	215,768	-	-	215,768
Interest rate swaps	11,250,000	446,212	13,300,000	(576,480)	(130,268)
Put-swaptions	20,500,000	46,930	6,000,000	(34,387)	12,543
Total return swaps	-	-	300,000	(5,831)	(5,831)
Total	$50,485,951	$1,010,377	$25,666,678	$(1,250,807)	$(240,430)

(1) With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2011
	Other	Net Investment Income
	Investment		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$9,420	$(10,452)	$(1,032)
Equity index call options	77,616	-	77,616
Equity index futures	(528,345)	-	(528,345)
Equity index put options	(270,405)	-	(270,405)
Index-linked annuity embedded derivatives	(8,644)	-	(8,644)
Interest rate swaps	816,426	64,535	880,961
Put-swaptions	469,869	(2,779)	467,090
Total return swaps	-	13,406	13,406
Variable annuity embedded derivatives	(1,439,975)	-	(1,439,975)
Total	$(874,038)	$64,710	$(809,328)

	Year Ended December 31, 2010
	Other	Net Investment Income
	Investment		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$8,617	$(10,900)	$(2,283)
Equity index call options	(63,733)	-	(63,733)
Equity index futures	(537,361)	-	(537,361)
Equity index put options	(524,671)	-	(524,671)
Index-linked annuity embedded derivatives	(211,684)	-	(211,684)
Interest rate swaps	116,276	(15,446)	100,830
Put-swaptions	11,202	3,646	14,848
Spread cap options	(18,089)	31,790	13,701
Total return swaps	-	30,408	30,408
Variable annuity embedded derivatives	109,974	-	109,974
Total	$(1,109,469)	$39,498	$(1,069,971)

	Year Ended December 31, 2009
	Other	Net Investment Income
	Investment		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$(11,494)	$(13,496)	$(24,990)
Equity index call options	(6,895)	-	(6,895)
Equity index futures	(396,329)	-	(396,329)
Equity index put options	(792,760)	-	(792,760)
Index-linked annuity embedded derivatives	(189,464)	-	(189,464)
Interest rate swaps	612,872	(205,639)	407,233
Put-swaptions	4,022	3,030	7,052
Spread cap options	48,898	52,622	101,520
Total return swaps	-	74,470	74,470
Variable annuity embedded derivatives	594,597	-	594,597
Total	$(136,553)	$(89,013)	$(225,566)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

At December 31, 2011 and 2010, the fair value of Jackson’s net derivative assets by counterparty were $1,457.1 million and $308.3 million, respectively, and held collateral was $1,505.5 million and $282.3 million, respectively, related to these agreements.  At December 31, 2011 and 2010, the fair value of Jackson’s net derivative liabilities by counterparty were $230.5 million and $548.7 million, respectively, and provided collateral was $172.5 million and $484.3 million, respectively, related to these agreements.  All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit.  If all of these provisions had been triggered at December 31, 2011 or 2010, Jackson would have to disburse $106.5 million and $38.4 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

6.	Deferred Policy Acquisition Costs and Deferred Sales Inducement Costs

The balances of and changes in deferred policy acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2011	2010	2009
Balance, beginning of year	$5,305,670	$4,738,901	$4,889,889
Deferrals of acquisition costs	1,251,198	1,180,950	944,596
Amortization related to:
Operations	(707,738)	(361,602)	(108,238)
Derivatives	252,003	443,293	341,509
Net realized (gains) losses	(14,861)	5,553	72,349
Total amortization	(470,596)	87,244	305,620
Unrealized investment gains	(455,668)	(708,151)	(1,397,712)
Other	4,664	6,726	(3,492)
Balance, end of year	$5,635,268	$5,305,670	$4,738,901

The balances of and changes in deferred sales inducement costs, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2011	2010	2009
Balance, beginning of year	$451,096	$476,749	$565,943
Deferrals of sales inducements	183,517	144,037	132,196
Amortization related to:
Operations	(136,469)	(97,729)	(43,542)
Derivatives	170,948	21,248	1,201
Net realized (gains) losses	(1,241)	897	10,062
Total amortization	33,238	(75,584)	(32,279)
Unrealized investment gains	(65,369)	(94,106)	(195,855)
Other	-	-	6,744
Balance, end of year	$602,482	$451,096	$476,749

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

7.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the consolidated income statement with the exception of changes in embedded derivatives, which are included in other investment losses.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

At December 31, 2011 and 2010, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2011	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$49,063.8	$4,528.9	64.2 years
GMWB - Premium only	0%	3,613.5	303.2
GMWB - For life	0-5%*	4,012.6	904.8
GMAB - Premium only	0%	83.3	3.0
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		6,218.9	1,053.7	63.7 years
GMWB - Highest anniversary only		2,883.3	657.6
GMWB - For life		1,143.0	336.7
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	3,260.8	744.7	66.1 years
GMIB	0-6%	2,582.0	893.7		4.2 years
GMWB - For life	0-8%*	34,037.8	3,517.2

					Average
					Period
				Weighted	until
December 31, 2010	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$39,987.3	$3,297.3	64.0 years
GMWB - Premium only	0%	4,293.0	233.4
GMWB - For life	0-5%*	3,124.5	649.5
GMAB - Premium only	0%	74.8	1.6
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		5,858.8	730.0	63.3 years
GMWB - Highest anniversary only		3,147.5	537.3
GMWB - For life		1,333.7	306.3
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	2,767.8	486.9	65.7 years
GMIB	0-6%	3,026.4	654.6		5.1 years
GMWB - For life	0-8%*	23,525.1	1,052.8

* Ranges shown based on simple interest.  The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Amounts shown as GMWB ‘for-life’ above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits.  The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below).  For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2011	2010
Equity	$44,916.8	$37,327.4
Bond	6,606.6	5,350.1
Balanced	5,976.5	5,237.9
Money market	1,052.8	705.7
Total	$58,552.7	$48,621.1

GMDB liabilities reflected in the general account were as follows (in millions):

	2011	2010	2009
Balance at January 1	$342.0	$308.7	$434.3
Incurred guaranteed benefits	198.4	125.7	21.0
Paid guaranteed benefits	(73.8)	(92.4)	(146.6)
Balance at December 31	$466.6	$342.0	$308.7

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2011 and 2010 (except where otherwise noted):

1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 85.0% of the Annuity 2000 table.
4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.13% to 44.0%, with an average of 4.0% during the surrender charge period and 10.0% thereafter.
5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in current earnings.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 3.    The GMWB reserve totaled $2,074.8 million and $313.5 million at December 31, 2011 and 2010, respectively, and was included in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2011 and 2010, these GMWB reserves totaled $14.7 million and $46.5 million, respectively, and were included in reserves for future policy benefits and claims payable.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

GMAB benefits are offered on some variable annuity plans and issues have been minimal as of December 31, 2011.  These reserves totaled $3.2 million and $0.8 million at December 31, 2011 and 2010, respectively.  This benefit was eliminated from Jackson’s product offerings in 2011.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2011 and 2010, are consistent with those used for calculating the GMDB liability.  At December 31, 2011 and 2010, GMIB reserves before reinsurance totaled $16.0 million and $7.5 million, respectively.

Other Liabilities – Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for: universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.  The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations.  A liability is established to cover future annuitization benefits in excess of surrender values.  The total liability for this block is the surrender value, plus the ASC 944-20 annuitization reserve.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2011			December 31, 2010
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$105.1	$6,125.9	55.9 years	$84.9	$5,850.5	55.7 years
Two-tier annuitization	6.0	31.9	64.7 years	6.2	32.6	63.9 years
ISWL account balance
adjustment	73.0	n/a	n/a	66.3	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2011 and 2010:

1)	Use of a series of deterministic premium persistency scenarios.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2011 and 2010:

1)	Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates are equal to credited interest rates, approximately 3% to 4%.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

8.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2011	2010
Surplus notes	$249,354	$249,333
Mortgage loans	30,841	31,150
VIE related borrowings	2,500	43,322
FHLBI mortgage loan	15,000	15,000
Total	$297,695	$338,805

Due in less than 1 year	$-
Due in more than 1 to 5 years	48,341
Due after 5 years	249,354
Total	$297,695

Surplus notes
On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027.  These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

Under Michigan insurance law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds.  Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the state of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan insurance law.  The surplus notes may not be redeemed at the option of the Company or any holder prior to maturity.

Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid totaled $20.4 million in each of 2011, 2010 and 2009.

Mortgage loans
At December 31, 2011 and 2010, certain consolidated real estate VIEs had outstanding mortgage loans with a weighted average interest rate of 4.4% and 4.4%, respectively, with maturities through 2016.  Interest paid totaled $1.4 million, $2.1 million and $2.2 million in 2011, 2010 and 2009, respectively.

VIE related borrowings
Certain of the Company’s VIEs have “equity” classes issued in the form of non-investment grade debt.  Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets.  These notes accrue contingent interest in addition to the stated coupon.  At December 31, 2011 there was only one equity class outstanding that matures in 2016.  The outstanding principal amount accrued interest at a weighted average interest rate of 9.4% and 5.0% at December 31, 2011 and 2010, respectively.  Interest paid on the notes in 2011, 2010 and 2009 totaled $0.2 million, $8.8 million and $0.4 million, respectively.

Additionally, certain of the Company’s consolidated VIEs issued debt to external parties, which was redeemed in 2011.  While outstanding, the principal amount accrued interest at a weighted average interest rate of 0.8% in 2011 and 3.1% in 2010.  Interest paid on the notes totaled $0.2 million and $2.6 million in 2011 and 2010, respectively, which were the only years these VIEs were consolidated in Jackson’s financial statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Federal Home Loan Bank Mortgage Loan
In 2010, Jackson received a mortgage loan from the FHLBI, under its community investment program.  The loan accrues interest at 1.04% and the outstanding balance was $15.0 million as of both December 31, 2011 and 2010.  Interest paid totaled $0.2 million during 2011.  Jackson did not pay any interest on this mortgage loan during 2010, as the loan was executed in mid-December.  At December 31, 2011, the mortgage loan was collateralized by real estate with a carrying value of $20.4 million.

9.	Federal Home Loan Bank Advances

Jackson entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates.  Advances of $150.0 million at an interest rate of 0.14% were outstanding at December 31, 2011.  There were no advances outstanding at December 31, 2010.  Jackson did not pay interest during 2011 since advances were only drawn in December.  Jackson paid $0 million and $0.3 million of interest on advances during 2010 and 2009, respectively.  Advances were collateralized by CMBS and other structured securities with a carrying value of $165.7 million at December 31, 2011.

10.	Repurchase Agreements

During 2011 and 2010, the Company entered into repurchase agreements whereby the Company agreed to sell and repurchase securities.  These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets.  Short-term borrowings under such agreements averaged $316.4 million and $289.1 million during 2011 and 2010, respectively, at weighted average interest rates of 0.2% for both years.  The outstanding balance was $100.7 million and $552.5 million as of December 31, 2011 and 2010, respectively.  Interest paid totaled $0.5 million, $0.6 million and $0.1 million in 2011, 2010 and 2009, respectively.  The highest level of short-term borrowings at any month end was $683.2 million in 2011 and $552.5 million in 2010.

11.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The Company monitors the financial strength rating of reinsurers on a monthly basis.

The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million.  Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

In connection with the purchase of Life of Georgia in 2005, Jackson acquired certain lines of business that are wholly ceded to non-affiliates.  These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded through other investment gains (losses).

Jackson also ceded the GMDB coverage associated with certain variable annuities issued prior to 2003 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland (“PARC”).  PARC is a wholly owned subsidiary of Prudential.  Effective December 31, 2009, Jackson terminated the reinsurance agreement, paying a premium of $30.5 million to settle the experience account as defined in the agreement.  The net effect of terminating the reinsurance agreement and recapturing reserves of $265.6 million was a loss of $10.3 million, net of deferred acquisition cost amortization.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Direct premiums:
Life	$257,015	$273,247	$289,755
Accident and health	3,020	9,058	10,867
Plus reinsurance assumed:
Life	12,728	13,736	15,020
Accident and health	860	1,122	1,207
Less reinsurance ceded:
Life	(109,407)	(123,621)	(125,084)
Accident and health	(3,880)	(10,180)	(12,074)
Annuity guaranteed benefits	(20,526)	(20,641)	(64,460)
Total net premiums	$139,810	$142,721	$115,231

Premiums ceded for guaranteed annuity benefits included $44.4 million to PARC during 2009.

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Direct benefits
Life	$668,546	$594,368	$564,379
Accident and health	1,598	5,220	10,861
Annuity guaranteed benefits	73,756	92,382	146,634
Plus reinsurance assumed:
Life	27,317	27,934	30,115
Accident and health	468	560	694
Less reinsurance ceded:
Life	(118,408)	(121,595)	(108,985)
Accident and health	(2,066)	(5,780)	(11,555)
Annuity guaranteed benefits	-	-	(48,570)
Deferral of contract enhancements	(172,389)	(125,336)	(91,873)
Change in reserves, net of reinsurance	106,474	68,972	149,686
Total benefits	$585,296	$536,725	$641,386

During 2009, benefits ceded for guaranteed annuity benefits included $48.6 million to PARC.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2011	2010
Reserves:
Life	$893,963	$874,904
Accident and health	5,764	18,966
Guaranteed minimum income benefits	451,274	127,534
Other annuity benefits	23,129	25,184
Claims liability	33,411	40,748
Other	2,147	2,203
Total	$1,409,688	$1,089,539

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $46.2 million and $47.7 million at December 31, 2011 and 2010, respectively.  The largest amount ceded to any reinsurer at December 31, 2011 totaled $451.3 million, which was all related to the guaranteed minimum income benefits in the above table.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2011	2010
Direct life insurance in-force	$88,014	$93,606
Amounts assumed from other companies	1,334	1,415
Amounts ceded to other companies	(47,059)	(49,417)
Net life insurance in-force	$42,290	$45,604

12.  Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Current tax expense (benefit)	$58,481	$(179,053)	$(227,312)
Deferred tax expense	217,754	355,790	409,848
Federal income tax expense	$276,235	$176,737	$182,536

The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to Jackson by the statutory federal income tax rate of 35% as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Income taxes at statutory rate	$339,130	$236,308	$213,748
Dividends received deduction	(59,136)	(56,390)	(27,331)
Other	(3,759)	(3,181)	(3,881)
Federal income tax expense	$276,235	$176,737	$182,536

Effective tax rate	28.5%	26.2%	29.9%

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Federal income taxes paid (recovered) were $170.0 million, $(517.8) million and $(48.6) million in 2011, 2010 and  2009, respectively.  The 2010 tax recovery included $287.7 million due to Internal Revenue Service guidance issued in March 2010 related to the adoption of new statutory reserving requirements for variable annuities in 2009.  This new tax guidance required that the tax reserve decrease recognized upon implementation of the transition to the new reserving methodology be amortized over 10 years.  Approximately $822.1 million of the additional tax reserve deduction was available to carryback and offset the prior year’s taxable income.  For GAAP, this guidance resulted in a current tax recoverable, offset by a decrease in a deferred tax asset, with no impact on total tax expense.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2011	2010
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$1,846,024	$1,394,786
Other-than-temporary impairments and other investment items	122,244	238,777
Deferred compensation	44,956	41,498
Other, net	66,473	141,830
Total gross deferred tax asset	2,079,697	1,816,891

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(1,948,928)	(1,796,823)
Other investment items	(246,482)	(36,419)
Other assets	(22,314)	(96,579)
Net unrealized gains on available for sale securities	(1,001,325)	(543,647)
Total gross deferred tax liability	(3,219,049)	(2,473,468)

Net deferred tax liability	$(1,139,352)	$(656,577)

Realization of Jackson’s deferred tax assets is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize gross deferred tax assets.

At December 31, 2011, the Company had no federal tax ordinary loss or federal tax capital loss carryforwards.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS's intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  In January 2010, Jackson received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson did not agree with the assessment and filed a protest with the Appellate Division of the IRS.  No reserve has been established for this potential exposure since Jackson believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $59.1 million, $56.4 million and $27.3 million during 2011, 2010 and 2009, respectively.

During 2011, Jackson established a reserve for an unrecognized tax benefit as required for income tax uncertainties.  The following table summarizes the changes in the Company’s unrecognized tax benefits, for the year ended December 31, 2011 (in thousands).  There were no unrecognized tax benefits at December 31, 2010.

Unrecognized tax benefit at December 31, 2010	$-
Additions for tax positions identified in 2011	45,065
Reduction of tax positions of closed prior years	-
Unrecognized tax benefit at December 31, 2011	$45,065

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions.  The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

Interest totaling $10.4 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement for 2011.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2011, 2010 or 2009.

Based on information available as of December 31, 2011, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years prior to 2007.

13.	Commitments and Contingencies

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business.  It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.  Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including a modal premium case and allegations of misconduct in the sale of insurance products.  The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable.  At December 31, 2011 and 2010, Jackson recorded accruals totaling $19.9 million and $29.0 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $26.6 million and $24.9 million at the end of 2011 and 2010, respectively.  Related premium tax offsets were $15.3 million and $14.6 million  at December 31, 2011 and 2010, respectively.  While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2011, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $529.8 million.  At December 31, 2011, unfunded fixed-rate commercial mortgage loan commitments totaled $119.3 million.

The Company has received industry-wide regulatory inquiries with respect to claims settlement practices and compliance with unclaimed property laws. To date, only one state has requested a formal search for potential unreported claims.  Any regulatory audits, related examination activity and internal reviews may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.  Based on its current analysis, at December 31, 2011, the Company accrued $25.0 million for these unreported claims.  Additionally, regulators and state legislators are considering proposals that would require life insurance companies to take additional steps to identify unreported deceased policy and contract holders.  Currently, there does not appear to be a consensus among state insurance regulators and state unclaimed property administrators regarding a life insurer’s obligations in connection with identifying unreported deaths of its policy and contract holders.

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051.  Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2011, Jackson recorded a liability of $13.0 million for future lease payments.  Lease expense was $25.2 million, $22.3 million and $20.6 million in 2011, 2010 and 2009, respectively. At December 31, 2011, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2012	$23,087
2013	20,880
2014	14,229
2015	11,644
2016	11,248
Thereafter	20,501
Total	$101,589

14.	Statutory Accounting Capital and Surplus

Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment.  At December 31, 2011, the adjusted earned surplus of Jackson National Life Insurance Company was $595.6 million.  Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings.  The maximum dividend which can be paid in 2012, subject to the availability of earned surplus, without prior approval of the Commissioner is $410.6 million.

The Company received capital contributions from its parent of $19.4 million, $150.1 million and $592.4 million in 2011, 2010 and 2009, respectively.  The capital contributions included $19.4 million, $20.1 million and $21.4 million in 2011, 2010 and 2009, respectively, from Brooke Life’s forgiveness of intercompany tax liabilities.  Dividend payments from the Company to its parent were $530.0 million, $275.0 million and $250.0 million in 2011, 2010 and 2009, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $3.6 billion and $4.4 billion at December 31, 2011 and 2010, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(591.1) million, $769.6 million and $373.6 million in 2011, 2010 and 2009, respectively.

The Commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required.  Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code.  This permitted practice expires on October 1, 2012.  At December 31, 2011, the effect of the permitted practice decreased statutory surplus by $474.4 million, net of tax.  Statutory surplus increased by $130.3 million at December 31, 2010 due to the effect of the permitted practice.  The permitted practice had no impact on statutory net income.

15.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”).  PPM is ultimately a wholly owned subsidiary of Prudential.  The Company paid $36.6 million, $37.2 million and $36.8 million to PPM for investment advisory services during 2011, 2010 and 2009, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson.  Commissions and fees paid by Jackson to NPH during 2011, 2010 and 2009 totaled $94.7 million, $85.7 million and $76.7 million, respectively.

Jackson has entered into shared services administrative agreements with both, NPH and PPMA.  Under the shared services administrative agreements, Jackson charged $8.5 million, $6.2 million and $4.5 million of certain management and corporate services costs to these affiliates in 2011, 2010 and 2009, respectively.

Jackson provides a $25.0 million revolving credit facility to Nicole Finance, Inc., an upstream holding company.  The loan, executed in 2011, is unsecured, matures in December 2016, accrues interest at 1.27% per annum and has a commitment fee of 0.10% per annum.  There was $14.7 million outstanding at December 31, 2011.  The highest outstanding loan balance during 2011 was $14.7 million.  Interest and commitment fees totaled $9 thousand during 2011.

Jackson provides a $40.0 million revolving credit facility to PPMA.  The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no balance outstanding at December 31, 2011 or 2010.  The highest outstanding loan balance during 2011 and 2010 was nil and $21.0 million, respectively.  During 2011, 2010 and 2009, interest and commitment fees totaled $0.1 million, $0.2 million and $0.1 million, respectively.

Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company.  The loan is unsecured, matures in June 2014, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no outstanding balance at December 31, 2011.  There was $7.0 million outstanding at December 31, 2010.  The highest outstanding loan balance during both 2011 and 2010 was $7.0 million.  Interest and commitment fees totaled $0.2 million, $0.1 million and $35 thousand during 2011, 2010 and 2009, respectively.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates.  Jackson recognized $21.1 million, $20.1 million and $19.2 million of revenue associated with these services during 2011, 2010 and 2009, respectively.  This revenue is included in other income in the accompanying consolidated income statement.  This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

16.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employee must be employed on the applicable January 1 or July 1 entry date.  The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $18.0 million, $17.4 million and $16.3 million in 2011, 2010 and 2009, respectively, comprised solely of the Company’s annual contributions to the plan.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees.  At December 31, 2011 and 2010, the liability for such plans totaled $121.5 million and $119.2 million, respectively, and is reported in other liabilities.  Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability.  The Company’s expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan, was $(1.7) million, $22.5 million and $34.8 million in 2011, 2010 and 2009, respectively.  Investment income from the mutual funds totaled $(3.7) million, $15.7 million and $27.6 million in 2011, 2010 and 2009, respectively.

17.	Subsequent Event

In February 2012, Brooke Life received a Notice of Proposed Adjustment from the IRS, regarding an assessment related to its tax treatment of interest expense on intercompany debt.  Due to the intercompany tax sharing agreement, the effect of an adjustment, if any, would impact Jackson’s total stockholder’s equity.  The total aggregate exposure to the Company’s stockholder’s equity is approximately $130.0 million.  Brooke Life does not agree with the assessment, believes its current position is sustainable and intends to file a protest with the IRS once it receives the official report, which is expected to be issued in late March.

PART C

OTHER INFORMATION

Item 26. Exhibits

(a)
Resolution of Board of Directors of Jackson National Life Insurance Company authorizing the establishment of Jackson National Life Separate Account IV, incorporated herein by reference to the Registrant’s Registration Statement on Form S-6 (File Nos. 333-36506 and 811-09933) as filed on May 8, 2000.

(b)	Not applicable.

(c)

(1) Distribution Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, Inc., incorporated herein by reference to the Registrant’s Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

(2) Form of Selling Agreement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(3) Form of Distribution Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, Inc., incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 filed on April 29, 2004 (File Nos. 333-108433 and 811-09933).

(4) Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrants Post-Effective Amendment No. 20 filed on December 19, 2005 (File Nos. 333-70472 and 811-08664).

(5) Selling Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, LLC, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23, filed on April 29, 2011 (File Nos. 333-108433 and 811-09933).

(6) Selling Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, LLC (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

(d)

(1) Form of Flexible Premium Variable Life Insurance Policy, incorporated herein by reference to the Registrant’s Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

(2) Form of Child Insurance Rider, incorporated herein by reference to the Registrant’s Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

(3) Form of Scheduled Term Insurance Rider, incorporated herein by reference to the Registrant’s Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

(4) Form of Guaranteed Minimum Death Benefit Rider, incorporated herein by reference to the Registrant’s Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

(5) Form of Other Insured Term Insurance Rider, incorporated herein by reference to the Registrant’s Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

(6) Form of Waiver of Monthly Deductions Rider, incorporated herein by reference to the Registrant’s Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

(7) Form of Waiver of Specified Premium, incorporated herein by reference to the Registrant’s Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

(8) Form of Terminal Illness Benefit Rider, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(9) Form of Waiver of Withdrawal Charge of Specified Conditions Rider, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(10) Form of Loan and Reduced Paid-Up Option Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on October 27, 2004 (File Nos. 333-108433 and 811-09933).

(11) Form of Overloan Protection Benefit Rider, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 filed on January 18, 2008 (File Nos. 333-108433 and 811-09933).

(12) Form of Other Insured Term Insurance Rider, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(13) Form of Guaranteed Death Benefit Rider, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(14) Form of Renewable Term Insurance to Age 95 Rider, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(15) Form of Flexible Premium Variable Life Insurance Policy, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(e)

(1) Specimen Application, incorporated herein by reference to the Registrant’s Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) filed on September 2, 2003.

(2) Specimen Supplemental Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on October 27, 2004 (File Nos. 333-108433 and 811-09933).

(3) Flexible Premium Variable Life Insurance Premium Allocation/Benefit Selection, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 23, 2004 (File Nos. 333-118131 and 811-09933).

(4) Flexible Premium Variable Life Insurance Premium Allocation/Benefit Selection, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on March 26, 2008 File Nos. 333-118131 and 811-09933).

(5) Specimen Application, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(6) Flexible Premium Variable Life Insurance Premium Allocation/Benefit Selection, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(7) Variable Universal Life Insurance Benefit Selection/Premium Allocation, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23, filed on April 29, 2011 (File Nos. 333-108433 and 811-09933).

(8) Variable Universal Life Insurance Benefit Selection/Premium Allocation (V3077 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24, filed on August 26, 2011 (File Nos. 333-108433 and 811-09933).

(9) Variable Universal Life Insurance Benefit Selection/Premium Allocation (V3077 12/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on November 29, 2011 (File Nos. 333-108433 and 811-09933).

(10) Variable Universal Life Insurance Benefit Selection/Premium Allocation (V3077 12/11), attached hereto.

(f)

(1) Articles of Incorporation of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-70697 and 811-09119) filed on January 15, 1999.

(2) Bylaws of Jackson National Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4 (File Nos. 333-70697 and 811-09119) filed on January 15, 1999.

(g)

(1) Reinsurance Agreement between Jackson National Life Insurance Company and Security Life of Denver Insurance Company, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on April 28, 2006 (File Nos. 333-108433 and 811-09933).

(2) Reinsurance Agreement between Jackson National Life Insurance Company and RGA Reinsurance Company, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on April 28, 2006 (File Nos. 333-108433 and 811-09933).

(3) Reinsurance Agreement between Jackson National Life Insurance Company and Transamerica Occidental Life Insurance Company, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on April 28, 2006 (File Nos. 333-108433 and 811-09933).

(4) Reinsurance Agreement between Jackson National Life Insurance Company and Swiss Re Life & Health America Inc., incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 7 filed on December 22, 2006 (File Nos. 333-108433 and 811-09933).

(5) Reinsurance Agreement between Jackson National Life Insurance Company and Munich American Reassurance Company, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 7 filed on December 22, 2006 (File Nos. 333-108433 and 811-09933).

(6) Amendment No. 3 to Reinsurance Agreement No. I59599US-04(0782701) effective March 8, 2004 between JACKSON NATIONAL LIFE INSURANCE  COMPANY of Lansing, Michigan ("the  Company") and SWISS RE LIFE & HEALTH AMERICA INC. of Hartford, Connecticut ("the Reinsurer"), incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(7) Addendum 2 to Automatic and Facultative YRT Reinsurance Agreement between Jackson National Life Insurance Company and RGA Reinsurance Company effective July 30, 2007 #10917, Effective October 6, 2008, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 19 filed on April 2, 2009 (file Nos. 333-108433 and 811-09933).

(8) Automatic Yearly Renewable Term Reinsurance Agreement between Jackson National Life Insurance Company and Generali USA Life Reassurance Company, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on September 24, 2009 (file Nos. 333-108433 and 811-09933).

(h)  Not applicable.

(i)  Not applicable.

(j)  Not applicable.

(k)  Legal Opinion and Consent of Counsel, attached hereto.

(l)

(1)Actuarial Opinion, incorporated herein by reference to the Registrant’s Pre-Effective Amendment. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(2)Actuarial Opinion, incorporated herein by reference to the Registrant’s Pre- Effective Amendment No. 12 filed on March 26, 2008 (File Nos. 333-108433 and 811-09933).

(3)Actuarial Opinion, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(4)Actuarial Opinion, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19 filed on April 2, 2009 (file Nos. 333-108433 and 811-09933).

(5) Actuarial Opinion, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 21 filed on April 30, 2010 (file Nos. 333-108433 and 811-09933).

(6) Actuarial Opinion, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23, filed on April 29, 2011 (File Nos. 333-108433 and 811-09933).

(7) Actuarial Opinion, attached hereto.

(m)

(1)Sample Calculations, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(2)Sample Calculations, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 filed on April 27, 2007 (File Nos. 333-108433 and 811-09933).

(3)Sample Calculations, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(4) Sample Calculations, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23, filed on April 29, 2011 (File Nos. 333-108433 and 811-09933).

(n)  Consent of Independent Registered Public Accounting Firm, attached hereto.

(o)  Not applicable.

(p)  Not applicable.

(q)

(1) Redeemability Exemption, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(2) Redeemability Exemption, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 7 filed on December 22, 2006 (File Nos. 333-108433 and 811-09933).

(3) Redeemability Exemption, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on March 26, 2008 (File Nos. 333-108433 and 811-09933).

(4) Redeemability Exemption, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 21 filed on April 30, 2010 (File Nos. 333-108433 and 811-09933).

(5) Redeemability Exemption, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23, filed on April 29, 2011 (File Nos. 333-108433 and 811-09933).

(6) Redeemability Exemption, attached hereto.

Item 27. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Vice President - Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton	Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

James Carter	Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Vice President and Treasurer
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Matthew Phillip Gonring	Vice President
300 Innovation Drive
Franklin, TN 37067

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

H. Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Director
7601 Technology Way
Denver, CO 80237

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Leandra R. Knes	Director
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Everett W. Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes	Vice President
1 Corporate Way
Lansing, MI 48951

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President, Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer & Director
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President, Chief Executive Officer & Chairman
300 Innovation Drive
Franklin, TN 37067

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership
Ascent Insurance Brokers Limited	United Kingdom	50% Prudential Property Investment Managers Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Brooke LLC	Delaware	100% Prudential (US Holdco2) Limited
Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK) Limited	United Kingdom	100% Brooke UK LLC
Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Brooke UK LLC	Delaware	100% Brooke (Holdco 1) Inc.
Buying Force Limited	United Kingdom	50% Prudential Property Investment Managers Limited
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited (formerly Marlin Acquisitions Limited)	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC	Michigan	100% Jackson National Life Insurance Company
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital E&W B.V.
Eastspring Investments (Hong Kong) Limited	Hong Kong	100% Prudential Corporations Holdings Limited
Eastspring Investments (UK) Limited	England	100% Prudential Corporations Holdings Limited
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	United Kingdom	100% FA II Limited
Falcon Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	United Kingdom	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	United Kingdom	100% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	United Kingdom	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holding Company	United Kingdom	100% Prudential Securities Limited
Hyde Holdco 1 Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	United Kingdom	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital CI II Limited	Scotland	100% M&G Limited
Infracapital EF II Limited	Scotland	100% M&G Limited
Infracapital E&W B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital GP II Limited	England	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	United Kingdom	100% M&G Limited
Infracapital Nominees Limited	United Kingdom	100% M&G Limited
Infracapital SLP Limited	United Kingdom	100% M&G Limited
Innisfree M&G PPP LLP	United Kingdom	35% M&G IMPPP1 Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
Jackson Investment Management LLC	Michigan	100% Brooke Holdings LLC
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNLI LLC	Delaware	100% Jackson National Life Insurance Company
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	United Kingdom	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	France (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	United Kingdom	100% M&G International Investments Limited
M&G Investment Management Limited	United Kingdom	100% M&G Limited
M&G Life Assurance Company Limited	United Kingdom	100% M&G Limited
M&G Limited	United Kingdom	100% M&G Group Limited
M&G Management Services Limited	United Kingdom	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G Real Estate Finance 1 Co S.a.r.l	Luxemborg	100% M&G RED GP Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	United Kingdom	100% Infracapital GP Limited
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke UK LLC
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Four Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Asset Management Co. Ltd.	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.79% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PCA Securities Investment Trust Company Limited	Taiwan	99.54% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	United Kingdom	100% Prudential Group Holdings Limited
PGDS (UK Two) Limited	United Kingdom	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Capital (Holdings) Limited	United Kingdom	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPM Ventures Pty Limited	Australia	100% CIMPL Pty Limited
PPMC First Nominees Limited	United Kingdom	100% M&G Limited
PPS Five Limited	United Kingdom	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Asset Management	Indonesia	99% Prudential Asset Management
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five) Limited	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four) Limited	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH One) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential (US Holdco 1) BV	Netherlands	100% Prudential (US Holdco 1) Limited
Prudential (US Holdco 1) Limited	United Kingdom	100% Prudential US Limited
Prudential (US Holdco 2) BV	Netherlands	100% Prudential (US Holdco 1) BV
Prudential (US Holdco 2) Limited	Gibraltar	100% Holborn Delaware LLC
Prudential (US Holdco 3) BV	Netherlands	100% Prudential (US Holdco 2) BV
Prudential – AA Office Joint Venture Company	Vietnam	70% Prudential Vietnam Assurance Private Limited
Prudential / M&G UKCF GP Limited	United Kingdom	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia One Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd. Prudential Tower	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	United Kingdom	100% Prudential plc
Prudential Capital PLC	United Kingdom	100% Prudential Capital Holding Company Limited
Prudential Capital Luxembourg S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Ltd.
Prudential Corporate Pensions Trustee Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	United Kingdom	Publicly Traded
Prudential Corporation Holdings Limited	United Kingdom	100% Prudential Holdings Limited
Prudential Corporation Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Distribution Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	United Kingdom	100% Prudential plc
Prudential Five Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Four Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	United Kingdom	100% Prudential plc
Prudential Group Pensions Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	United Kingdom	25% The Prudential Assurance Company Limited
Prudential Health Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Health Insurance Limited	England	100% Prudential Health Holdings Limited
Prudential Health Services Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Lalondes Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Pensions Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	United Kingdom	100% M&G Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% PruPIM Ltd
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Property Services Limited	United Kingdom	100% Prudential plc
Prudential Protect Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Securities Limited	United Kingdom	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	United Kingdom	100% M&G Limited
Prudential UK Services Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Unit Trusts Limited	United Kingdom	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prudential Vietnam Fund Management Private Limited Company	Vietnam	100% Prudential Vietnam Assurance Private Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	United Kingdom	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Corporation Holdings Limited
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	United Kingdom	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
Stableview Limited	United Kingdom	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	United Kingdom	100% Prudential Personal Equity Plans Limited
The First British Fixed Trust Company Limited	United Kingdom	100% M&G Limited
The Forum, Solent, Management Company Limited	United Kingdom	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	United Kingdom	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
Wharfedale Acquisitions Limited	United Kingdom	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	United Kingdom	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	United Kingdom	100% Zelda Acquisitions Holdings Limited

Item 29. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President, Distribution
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Doug Townsend	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 31. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 32. Management Services

Not Applicable.

Item. 33. Fee Representation

Jackson National Life Insurance  Company  represents  that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 26th day of April, 2012.

Jackson National Separate Account IV
(Registrant)

Jackson National Life Insurance Company

By:   /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By:    /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 26, 2012
Michael A. Wells, President, Chief
Executive Officer, Director and Chairman

*	April 26, 2012
James R. Sopha, Chief Operating Officer
and Director

*	April 26, 2012
Clifford J. Jack, Executive Vice President
and Director

*	April 26, 2012
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 26, 2012
Robert A. Fritts, Senior Vice President and
Controller

*	April 26, 2012
Leandra R. Knes, Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and  requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, and 333-178774), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 10th day of February, 2012.

/s/  MICHAEL A. WELLS
______________________________________
Michael A. Wells, President, Chief
Executive Officer, Chairman and Director

/s/  JAMES R. SOPHA
______________________________________
James R. Sopha, Chief Operating Officer
and Director

/s/  CLIFFORD J. JACK
______________________________________
Clifford J. Jack, Executive Vice President
and Director

/s/  P. CHAD MYERS
______________________________________
P. Chad Myers, Executive Vice President,
Chief Financial Officer and Director

/s/  ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

/s/  LEANDRA R. KNES
______________________________________
Leandra R. Knes, Director

EXHIBIT LIST

Exhibit No.                      Description

e.(10)	Variable Universal Life Insurance Benefit Selection/Premium Allocation (V3077 12/11).

k	Opinion and Consent of Counsel.

l.(7)	Actuarial Opinion.

n	Consent of Independent Registered Public Accounting Firm.

q.(6)                        Redeemability Exemption.